Registration No. 333-116220
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 36
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 259
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
(Exact Name of Registrant)
Principal Life Insurance Company
--------------------------------------------------------------------------------
(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-1784
-------------------------------------------------------------------------------
Depositor's Telephone Number, including Area Code

Steve Gallaher

The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal® Investment Plus Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2019 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL ® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Prospectus dated May 1, 2019

The Company no longer offers or issues the Contract. This Prospectus is only for the use of the current Contract owners.

This prospectus describes Principal ® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “ we ”, “ our ” or “ us ”) through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you , as owner , should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2019, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal ® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.

For any administrative questions, you may contact us by writing or calling: Principal ® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:
We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third Contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider.

2

SEPARATE ACCOUNT INVESTMENT OPTIONS

The following underlying mutual funds are available under the Contract(1):

AllianceBernstein Variable Products Series Fund — Class A	Janus Henderson Series — Service Shares
• AllianceBernstein Small Cap Growth Portfolio(2)	• Flexible Bond Portfolio
• AllianceBernstein Small/Mid Cap Value Portfolio	MFS — Service Class
American Century Variable Portfolios, Inc.	• International Value Portfolio(15)
• Capital Appreciation Fund — Class I(3)	• New Discovery Series
• Inflation Protection Fund — Class II	• Utilities Series
• Mid Cap Value Fund — Class II	• Value Series
• Ultra Fund — Class II	Neuberger Berman Advisers Management Trust
American Funds Insurance Series — Class 2	• Mid Cap Growth Portfolio — S Class(5)
• Asset Allocation Fund	• Sustainable Equity Portfolio — I Class
• Blue Chip Income and Growth Fund	PIMCO Variable Insurance Trust
• Global Small Capitalization Fund	• All Asset Portfolio — Administrative Class
• New World Fund	• High Yield Portfolio — Administrative Class
BlackRock Variable Insurance Funds — Class III	• Low Duration Portfolio — Advisor Class
• Global Allocation V.I. Fund	• Total Return Portfolio — Administrative Class
• iShares Dynamic Allocation V.I. Fund(13)	Principal Variable Contracts Funds — Class 1
Columbia VP — Class 2	• Core Plus Bond Account
• Limited Duration Credit Fund	• Diversified International Account
Delaware Variable Insurance Products — Service Class	• Equity Income Account
• Limited Term Diversified Income Series	• Government & High Quality Bond Account
• Small Cap Value	• Income Account(10)
Dreyfus Investment Portfolios — Service Shares	• International Emerging Markets Account
• Technology Growth Portfolio(14)	• LargeCap Growth Account(11)
DWS Variable Insurance Portfolio — Class B	• LargeCap Growth Account I
• Small Mid Cap Value VIP	• LargeCap S&P 500 Index Account
EQ Advisors Trust(SM) - Class IB(9)	• MidCap Account(6)
• 1290 VT Convertible Securities Portfolio	• Multi-Asset Income Account(7)(12)
• 1290 VT GAMCO Small Company Value Portfolio	• Principal Capital Appreciation Division
• 1290 VT Micro Cap Portfolio	• Principal LifeTime 2010 Account(7)
• 1290 VT SmartBeta Equity Portfolio	• Principal LifeTime 2020 Account(7)
• 1290 VT Socially Responsible Portfolio	• Principal LifeTime 2030 Account(7)
Fidelity Variable Insurance Products	• Principal LifeTime 2040 Account(7)
• Contrafund® Portfolio — Service Class 2	• Principal LifeTime 2050 Account(7)
• Equity-Income Portfolio — Service Class 2	• Principal LifeTime Strategic Income Account(7)
• Government Money Market Portfolio — Initial Class(4)	• Real Estate Securities Account
• Growth Portfolio — Service Class 2	• Short-Term Income Account
• Mid Cap Portfolio — Service Class 2	• SmallCap Account
• Overseas Portfolio — Service Class 2	• Strategic Asset Management Balanced Account Portfolio(7)
Franklin Templeton Variable Insurance Products Trust	• Strategic Asset Management Conservative Balanced Portfolio(7)
• Franklin Global Real Estate VIP Fund — Class 2	• Strategic Asset Management Conservative Growth Portfolio(7)
• Small Cap Value VIP Fund — Class 2	• Strategic Asset Management Flexible Income Portfolio(7)
• Templeton Global Bond VIP Fund — Class 4	• Strategic Asset Management Strategic Growth Portfolio(7)
Goldman Sachs Variable Insurance Trust — Institutional Shares	Principal Variable Contracts Funds — Class 2
• MidCap Value Fund	• Diversified Balanced Account(7)
• Small Cap Equity Insights Fund	• Diversified Balanced Managed Volatility Account(7)
Guggenheim Investments Variable Insurance Funds	• Diversified Growth Account(7)
• Series F (Guggenheim Floating Rate Strategies Series)	• Diversified Growth Managed Volatility Account(7)
• Global Managed Futures Strategy Fund	• Diversified Income Account(7)
• Long Short Equity Fund	Rydex Variable Insurance
• Multi-Hedge Strategies Fund	• Commodities Strategy Fund
Invesco Variable Insurance Funds — Series I	T. Rowe Price Equity Series, Inc. — II
• Health Care Fund	• T. Rowe Price Blue Chip Growth Portfolio
• International Growth Fund	• T. Rowe Price Health Sciences Portfolio(8)
• Small Cap Equity Fund
• Value Opportunities Fund

Underlying mutual funds available under the Contract(1) (cont.)

TOPS® — Investor Class Shares(7)	VanEck VIP Global Insurance Trust — Class S Shares
• TOPS® Aggressive Growth ETF Portfolio	• Global Hard Assets Fund
• TOPS® Balanced ETF Portfolio
• TOPS® Conservative ETF Portfolio
• TOPS® Growth ETF Portfolio
• TOPS® Moderate Growth ETF Portfolio

(1)	If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

(2)	Effective February 1, 2013, the AllianceBernstein Small Cap Growth Portfolio is no longer available to customers with an application signature date on or after February 1, 2013.

(3)	Effective May 18, 2013, the Capital Appreciation Fund is no longer available to customers with an application signature date on or after May 18, 2013.

(4)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(5)	The Neuberger Berman AMT Mid Cap Growth Portfolio is not available to customers with an application signature date on or after May 18, 2013.

(6)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.

(7)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(8)	Effective June 1, 2015, the T. Rowe Price Health Sciences Portfolio is no longer available to customers with an application signature date on or after June 1, 2015.

(9)	Investment option will be available on June 8, 2019.

(10)	Effective June 8, 2019, the Principal VCF Income Account will merge into the Principal VCF Core Plus Bond Account.

(11)	Effective June 8, 2019, the Principal VCF LargeCap Growth Account will merge into the Principal VCF LargeCap Growth Account I.

(12)	Effective June 8, 2019, the Principal VCF Multi-Asset Income Account will merge into the Principal VCF Strategic Asset Management Flexible Income Portfolio.

(13)	Effective June 8, 2019, the BlackRock VIF iShares Dynamic Allocation V.I. Fund will be known as the BlackRock VIF 60/40 Target Allocation ETF V.I. Fund.

(14)	Effective June 3, 2019, the Dreyfus IP Technology Growth Portfolio will be known as BNY Mellon IP Technology Growth Portfolio.

(15)	Effective June 8, 2019, the MFS International Value Portfolio will be known as MFS International Intrinsic Value Portfolio.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

Subject to state availability, if your Contract was purchased on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY

accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date .
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner , who owns all the rights and privileges of this Contract. For the Principal ® Variable Annuity Exchange Offer, owner refers to the original owner.
premium payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(2) - Surrender charges apply to each premium payment for 9 years.	• 8%	• 8%
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(3) - Surrender charges apply to each premium payment for 7 years.	• 6%	• 6%
Transaction Fees • for each unscheduled partial surrender	• the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	• $0
• for each unscheduled transfer(4)	• the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	• $0
State Premium Taxes (vary by state)(5)	• 3.50% of premium payments made	• 0%

The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.15%
Total Separate Account Annual Expense	1.40%	1.40%

Optional Riders(6)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on the average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(7) • for applications signed before August 1, 2013	1.65%	0.95%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(8) • for applications signed before August 1, 2013	2.00%	1.10%
Total Separate Account Annual Expense plus Optional Riders Annual Expense
• with Principal Income Builder 3(9) – for applications signed before August 1, 2013
• with Principal Income Builder 10(10) – for applications signed before August 1, 2013
	3.65% 4.00%	2.95% 3.10%

Optional Riders No Longer Available For Sale
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)(11)	0.30%	0.25%
GMWB 1 Rider (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)(12)	0.85%	0.80%(13)
GMWB 2-SL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.00%	0.95%(15)
GMWB 2-SL/JL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.65%(16)	0.95%(17)

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2018
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.25%	1.86%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered)

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(3)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(4)
Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

(6)	Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(7)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(8)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(9)
This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(10)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(11)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to (1) the accumulated value at the beginning of the calendar quarter plus (2) the accumulated value at the end of the calendar quarter, and this sum is divided by two. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. See APPENDIX H for additional information.

(12)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to (1) the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back remaining withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. See APPENDIX G for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.

(13)
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.

(14)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see APPENDIX F and for GMWB 2-SL/JL, see APPENDIX E for more information on how the rider charge is calculated.

(15)	The current annual charge prior to your Contract's 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%. See APPENDIX E for more details.

(16)	The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(17)
A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary or (2) the rider application was signed on or after February 16, 2009. See APPENDIX E for more details.

EXAMPLE
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.
The example assumes(1):

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2018 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted;

•	the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.86%)	$1,290	$2,355	$3,361	$5,895	$577	$1,746	$2,938	$5,895	$577	$1,746	$2,938	$5,895
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$1,146	$1,934	$2,670	$4,560	$420	$1,290	$2,206	$4,560	$420	$1,290	$2,206	$4,560

(1)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(2)
The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

For Condensed Financial Information, please see Appendix I.
SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options.

•
A complete list of the divisions may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•	The investment options also include the Fixed Account and the DCA Plus accounts.

•
The GMWB riders impose limitations on the investment options available by requiring you to allocate 100% of your Separate Account assets to one of the designated fund options for the life of the rider.

Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis;

•	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and

•	transfers into DCA Plus accounts are not permitted.
During the annuitization period, transfers are not permitted (no transfers once payments have begun).
See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and 6. TRANSFERS AND SURRENDERS for additional restrictions.
This Transfers section does not apply to transfers under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•	full surrender of your Contract may be subject to an annual Contract fee;

•	during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
During the annuitization period, surrenders are not allowed.
See 6. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•	The optional riders are available at an additional cost

•
Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•	Principal Income Builder 3 – The current annual rider charge is 0.95% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•	Principal Income Builder 10 – The current annual rider charge is 1.10% of the average Investment Back withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•	An annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 7.THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 7.THE ANNUITIZATION PERIOD and 10. FEDERAL TAX MATTERS.

Death Benefit

•
The standard death benefit generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary wholly divisible by seven. See 8. DEATH BENEFIT for more specific details.

•
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•	The death benefit provided for each of the optional riders is:

•	Principal Income Builder 3 – beneficiary receives the death benefit under the Contract.

•	Principal Income Builder 10 - generally allows the beneficiary(ies) to elect the death benefit under the Contract or the Investment Back remaining withdrawal benefit base.

•
Enhanced Death Benefit Rider - generally is the greatest of the standard death benefit, premium payments accumulated at 5% effective annual interest rate or the highest accumulated value on any Contract anniversary.

See 8. DEATH BENEFIT and 7. THE ANNUITIZATION PERIOD.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.

•	We recapture the full amount of any premium payment credit or exchange credit.
See 1.THE CONTRACT for additional information.
Optional Riders
Subject to certain conditions, you may elect to add one or more of the available optional riders to your Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.
The optional riders currently available are:

•	Premium Payment Credit Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•	Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•
Principal Income Builder 3 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

•
Principal Income Builder 10 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

Termination
The Contract will terminate:

•
If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
The GMWB rider will terminate:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date).

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except when the change in owner is due to a spousal continuation of the rider or the removal/addition of a joint life.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

•	If you have a GMWB1, GMWB 2-SL, GMWB 2-SL/JL, or PIB 10 rider:

•	If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.
The Enhanced Death Benefit rider will terminate:

•	The date the Contract owner is changed.

•	Upon the death of the owner.

•	The date the Contract terminates.

•	The date the death benefit described in the Contract equals the enhanced death benefit under this rider so long as this occurs after the Lock-In Date.

•	The date we receive your request to cancel it in our office.
The Waiver of Surrender Charge rider will terminate the date the Contract owner is changed.
1. THE CONTRACT
The Principal ® Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions ) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds .
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•	All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•
We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment

Principal ® Variable Annuity Exchange Offer (“exchange offer”)
This exchange offer is available on and after January 4, 2010. Original owner s of an eligible Principal ® variable annuity contract may elect to exchange their Principal ® variable annuity contract (“old contract”) for a new Principal ® Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges; and

•	the exchange offer is available in your state.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See APPENDIX A for further details about the exchange offer.
Investment Plus Variable Annuity GMWB Exchange Offer
IPVA GMWB exchange offer ("GMWB exchange offer")
This GMWB exchange offer was made available effective January 20, 2014. Original o wners of an eligible Principal ® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal ® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.
You are eligible to participate in the GMWB exchange offer when:

•	The old contract doesn't have a GMWB rider; or

•	The old contract has a GMWB 1 rider; and

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.
Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify the GMWB exchange offer commencement date and to modify or terminate the GMWB exchange offer upon reasonable written notice to you.
See APPENDIX A-2 for further details about the GMWB exchange offer.
Exchange Credit (for exchanges from our fixed deferred annuities)
If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.
This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:
The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period. If your initial premium payments are allocated to the Money Market division and the free look is exercised, you will receive the greater of premium payments or the accumulated value.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:

•	your initial premium payment;

•	subsequent premium payments;

•	your exchange credit;

•	premium payment credits; and

•	transfers from another investment option
minus units sold:

•	for partial surrenders and/or partial annuitizations from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Surrender Charge
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•	For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue. There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•	the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.

•
total and permanent disability — a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.
This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.

Premium Payment Credit Rider
The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.
If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Charges for Rider Benefits Currently Available
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
Principal Income Builder 3 (PIB 3) Rider
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).

For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2750%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.
The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Charges for Rider Benefits No Longer Available
Enhanced Death Benefit Rider (No Longer Available For Sale)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you have the Enhanced Death Benefit Rider, please see APPENDIX H for a description of the rider and its charges.
GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)
For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you have the GMWB 1 Rider, see APPENDIX G for a description of the rider and its charges.
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
For rider applications signed on or after January 21, 2008, the GMWB 2-SL (Single Life) Rider is not available. If you have the GMWB 2-SL Rider, see APPENDIX F for a description of the rider and its charges.
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
For rider applications signed on or after July 23, 2012, the GMWB 2-SL/JL (Single Life/Joint Life) Rider is not available. If you have the GMWB 2-SL/JL Rider, see APPENDIX E for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your registered representative or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

NOTE:	We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.

NOTE:	Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE:	We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Fixed Account Value
Your Fixed Account value on any valuation date is equal to:

•	premium payments or credits allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the other investment options;

•	plus interest credited to the Fixed Account;

•	minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;

•	minus any transfers to the Separate Account
Dollar Cost Averaging Plus Program (DCA Plus Program)
Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:	If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus program.
DCA Plus Premium Payments
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.
Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).
DCA Plus Transfers
Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) – APPLICATIONS SIGNED BEFORE AUGUST 1, 2013
These versions of PIB 3 Rider and PIB 10 Rider are no longer available for applications signed August 1, 2013 and later (or when the most recent versions are approved in your state).

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
Between July 23, 2012 and August 1, 2013, we made available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider.
Prior to July 23, 2012, we made available other GMWB riders. However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX G. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX F. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see Appendix E.
You may elect a GMWB rider only when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.
GMWB Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.

For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.
Please see APPENDIX B for information regarding GMWB investment options.
Overview of Principal Income Builder 3
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 3 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.

Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:

1.	is the accumulated value on the Contract anniversary.

2.	is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 3 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX C.
Principal Income Builder 3 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 3 - GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Principal Income Builder 3 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 3 - Spousal Continuation
This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

Principal Income Builder 3 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.

Overview of Principal Income Builder 10 (Applications signed before August 1, 2013)
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the new version is approved in your state).
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Principal Income Builder 10 - Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•	The rider effective date and

•	Each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1.	is the accumulated value on the Contract anniversary.

2.	is the result of (a + b + c - d), where:

a =	prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b =	additional premiums since the previous Contract anniversary (dollar-for-dollar);

c =	any GMWB Bonus credited since the previous Contract anniversary;

d =	any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•	The rider effective date,

•	When a premium payment is made,

•	When a GMWB Step-Up is applied, and

•	When a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•	increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.

Principal Income Builder 10 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge;

3.	You have not fully annuitized the Contract; and

4.	The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in Principal Income Builder 10 - Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either:

•	The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or

•	The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).
If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:

•	The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 10 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Principal Income Builder 10 - Spousal Continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Principal Income Builder 10 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Years 1-10 — 5.00% of premium payments
•    Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

5. PREMIUM PAYMENT CREDIT RIDER
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.
If you elect this rider, the following provisions apply to the Contract:

•
We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).

•	No credit(s) are applied for premium payments made after the first contract year.

•	For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•	The premium payment credit is allocated among the investment options according to your then current premium payment allocations.

•
We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•
The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•	Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	Credits are considered earnings under the Contract, not premium payments.

•	All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•	The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•	The DCA Plus program is not available to you if you elect this rider.
If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:

•	this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•
we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•	partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•	the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:

•	a $25,000 initial premium payment and no additional premium payments;

•	the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.

•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2018;

•	0%, 5% and 10% annual rates of return before charges; and

•	payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,073.33	$23,613.86	$24,248.33	$24,821.36	$25,423.33	$26,074.85
2	$22,510.13	$22,899.32	$24,862.62	$25,302.46	$27,417.67	$28,058.65
3	$21,960.06	$22,419.94	$25,493.28	$26,069.03	$29,634.53	$30,432.62
4	$21,624.14	$21,946.27	$26,399.74	$26,863.80	$32,271.33	$32,956.68
5	$21,289.60	$21,478.36	$27,356.91	$27,669.82	$35,091.11	$35,641.42
6	$20,956.53	$21,016.25	$28,332.94	$28,487.33	$38,107.89	$38,498.20
7	$20,625.02	$20,559.98	$29,328.32	$29,346.57	$41,336.78	$41,539.19
8	$20,474.92	$20,109.56	$30,623.57	$30,218.40	$45,044.03	$44,777.38
9	$19,967.06	$19,786.60	$31,440.02	$31,287.38	$48,497.15	$48,498.39
10	$19,471.05	$19,465.34	$32,278.24	$32,378.20	$52,214.98	$52,485.49
15	$17,159.33	$17,154.25	$36,816.73	$36,930.74	$75,542.27	$75,933.63
20	$15,105.07	$15,100.56	$41,993.35	$42,123.38	$109,291.13	$109,857.33
The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.
6. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	Transfers are not permitted into DCA Plus accounts.

•	Transfer values are calculated using the price next determined after we receive your request.

•
We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers are not permitted into DCA Plus accounts.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33
In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).
You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:

•	transfer an amount not to exceed 25% of your Fixed Account value; or

•	transfer up to 100% of your Fixed Account value if:
•your Fixed Account value is less than $1,000; or
•a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

•	You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.

•
Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.

•	The minimum transfer amount is $100.

•	If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•	If you stop the transfers, you may not start transfers again without our prior approval.
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available for values in the Fixed Account or the DCA Plus accounts.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•	You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Value division and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division are redeemed and applied to the Bond & Mortgage Securities division so that 50% of the Separate Account division value is once again in each division.

Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

7. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to “partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.
After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected; and

•	age and gender of the annuitant (unless fixed income option is selected).
The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).
8. Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
Standard Death Benefit Formula
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see APPENDIX H for more information.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
9. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•
if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract ;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data page is sent to your address of record.
If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.50% of premium payments by the Company for the distribution of the Contract. PSI also receives 12b-1 fees in connection with purchases and sales of certain mutual funds underlying the Contracts. PSI currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.
Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.

Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
10. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.

The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner . For owners who are non-natural persons changing the annuitant may have tax consequences to the owner . Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty

•	If you take a premature distribution from the Contract, you may incur a 10% income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.

Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions : There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions; or

•	for amounts levied by the IRS directly against your IRA.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.

Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.

11. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature date on or after 02/01/2013)

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division (no longer available to new investors with an application signature date on or after 05/18/2013)

Invests in:	American Century VP Capital Appreciation Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Funds Insurance Series Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Asset Allocation Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide you a high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Insurance Series Blue Chip Income and Growth Division

Invests in:	American Funds Insurance Series Blue Chip Income and Growth Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Dynamic Allocation Division (Effective June 8, 2019, the BlackRock VIF iShares Dynamic Allocation V.I. Fund will be known at the BlackRock VIF 60/40 Target Allocation ETF V.I. Fund)

Invests in:	BlackRock iShares Dynamic Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Dreyfus Investment Portfolio Technology Growth Division (Effective June 8, 2019, the Dreyfus IP Technology Growth Portfolio will be known as BNY Mellon IP Technology Growth Portfolio)

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	BNY Mellon Investment Advisor, Inc.
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division

Invests in:	DWS Small Mid Cap Value VIP – Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

EQ Advisors Trust 1290 VT Convertible Securities Division (Investment option will be available on June 8, 2019)

Invests in:	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB
Investment Advisor:	FMG LLC
Investment Objective:	seeks a high level of total return

EQ Advisors Trust 1290 VT GAMCO Small Company Value Division (Investment option will be available on June 8, 2019)

Invests in:	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Investment Advisor:	FMG LLC
Investment Objective:	seeks to achieve long-term growth of capital

EQ Advisors Trust 1290 VT Micro Cap Division (Investment option will be available on June 8, 2019)

Invests in:	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB
Investment Advisor:	FMG LLC
Investment Objective:	seeks to achieve long-term growth of capital

EQ Advisors Trust 1290 VT SmartBeta Equity Division (Investment option will be available on June 8, 2019)

Invests in:	EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio - Class IB
Investment Advisor:	FMG LLC
Investment Objective:	sees to achieve long-term capital appreciation

EQ Advisors Trust 1290 VT Socially Responsible Division (Investment option will be available on June 8, 2019)

Invests in:	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB
Investment Advisor:	FMG LLC
Investment Objective:	sees to achieve long-term appreciation

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

Franklin Small Cap Value VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC.
Investment Objective:	seeks long-term total return.

Franklin Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

Invesco Health Care Division

Invests in:	Invesco V.I. Health Care Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Value Opportunities Division

Invests in:	Invesco V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division

Invests in:	Janus Henderson Series Flexible Bond Portfolio – Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

MFS International Value Division (Effective June 8, 2019, change name to MFS International Intrinsic Value Division)

Invests in:	MFS® International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division

Invests in:	MFS® New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS Utilities Division

Invests in:	MFS® Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS Value Division

Invests in:	MFS® VIT Value Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Division (not available to investors with an application signature dated on or after 05/18/2013)

Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division

Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio – Class I
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks to invest primarily in common stock of mid- to large-capitalization companies that meet the Funds' quality oriented financial and ESG criteria.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio – Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

Income Division (Effective June 8, 2019, the Principal VCF Income Division will merge into the Principal VCF Core Plus Bond Account)

Invests in:	Principal Variable Contracts Funds Income Account – Class 1
Investment Advisor:	Edge Asset Management
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division (Effective June 8, 2019, the Principal VCF LargeCap Growth Account will merge into the Principal VCF LargeCap Growth Account I)

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (This underlying mutual fund is a fund of funds.) (Effective June 8, 2019, the Principal VCF Multi-Asset Income Account will merge into the Principal VCF Strategic Asset Management Flexible Income Portfolio.)

Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Flexible Income Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Strategic Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division (no longer available to new investors with an application signature date on or after 06/01/2015)

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

TOPS ® Aggressive Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Aggressive Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

TOPS ® Balanced ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Balanced ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks income and capital appreciation.

TOPS ® Conservative ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Conservative ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks to preserve capital and provide moderate income and moderate capital appreciation.

TOPS ® Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

TOPS® Moderate Growth ETF Division (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Moderate Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

VanEck VIP Global Hard Assets Division

Invests in:	VanEck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

13. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-116220 and 811-02091.
14. TABLE OF CONTENTS OF THE SAI

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	12
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B
APPENDIX B - Principal Life Insurance Company

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A – PRINCIPAL ® VARIABLE ANNUITY EXCHANGE OFFER
There is no longer an exchange offer that allows you to exchange the Principal ® Variable Annuity (Flexible Variable Annuity) with the Principal ® Investment Plus Variable Annuity.

Appendix A – Principal Variable Annuity Exchange Offer     99

APPENDIX A-2 – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
Original o wners of an eligible Principal ® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal ® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider (currently being marketed by us). To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•
At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     100

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)
Target Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector Plus:
• For Life (“Single Life” or
   “Joint Life”)

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     101

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Target Income Protector, Flexible Income Protector and Flexible Income Protector Plus:
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Charges and Percentages Supplement.

GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.

Target Income Protector:
• Diversified Income Account
• Diversified Balanced
Volatility Control Account
• Diversified Growth
Volatility Control Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector Plus:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	6 month - DCA Plus account** 12 month - DCA Plus account**

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     102

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

Target Income Protector:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-15 - 5.50% of
    premium payments
• Years 16+ - 0.00% of
    premium payments

Flexible Income Protector:
GMWB Bonus does not apply for this rider.

Flexible Income Protector Plus:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-10 - 5.50% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

NOTE: The percentages above apply for applications signed from May 1, 2019 through May 31, 2019. The GMWB Bonus Percentages may be different than those listed above for applications signed after May 31, 2019.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with in force GMWB rider)

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     103

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
No. of Free Division Transfers/contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     104

D. Fees and Charges	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge***	1.25%	Maximum: 1.50% Current: 1.25%
Administration Charge*** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 1.86% Minimum Annual: 0.25%	Maximum Annual: 0.60% Minimum Annual: 0.48%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Target Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Plus Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

Not applicable Not applicable Not applicable
Maximum Annual: 2.00%
Current Annual: 1.25%

Maximum Annual: 2.00%
Current Annual: 0.85%

Maximum Annual: 2.00%
Current Annual: 1.25%

NOTE: The charges above apply for applications signed from May 1, 2019 through May 31, 2019. The GMWB charges may be different than those listed above for applications signed after May 31, 2019.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     105

E. Transaction Charges	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
*    Does not reflect state variations.

**	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

***	Charges taken daily as a percentage of the average daily Separate Account division value.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
GMWB Death Benefit
The GMWB death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract GMWB death benefit (standard death benefit if GMWB rider is not in force) or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector or Flexible Income Protector Plus) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
Once elected, the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     106

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     107

APPENDIX B — GMWB INVESTMENT OPTIONS
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE:	If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix B – GMWB Investment Options         108

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.
Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)

•	GMWB Self-Build Model A;

•	GMWB Self-Build Model B;

•	GMWB Self-Build Model C;

•	GMWB Self-Build Model D;

•	Principal LifeTime 2010 Account;

•	Principal LifeTime 2020 Account;

•	Principal LifeTime 2030 Account;*

•	Principal LifeTime Strategic Income Account;

•	Strategic Asset Management Balanced Portfolio;

•	Strategic Asset Management Conservative Balanced Portfolio; or

•	Strategic Asset Management Flexible Income Portfolio.

*	Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.
For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers under your Contract, see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.
GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.

Appendix B – GMWB Investment Options         109

You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.
In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.
GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

Appendix B – GMWB Investment Options         110

APPENDIX C – Principal Income Builder 3 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.
Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•	the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.

Appendix C – Principal Income Builder 3 Examples         111

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).
Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225

Appendix C – Principal Income Builder 3 Examples         112

Examples 6 assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)
Examples With Excess Withdrawals
Examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.

•	the initial premium payment is $100,000

•	the withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750

•	Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,250

Appendix C – Principal Income Builder 3 Examples         113

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62

Appendix C – Principal Income Builder 3 Examples         114

APPENDIX D – Principal Income Builder 10 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner attaining age 70.

•	“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Appendix D – Principal Income Builder 10 Examples         115

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).

Appendix D – Principal Income Builder 10 Examples         116

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($95,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($95,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).

Appendix D – Principal Income Builder 10 Examples         117

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Appendix D – Principal Income Builder 10 Examples         118

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,000); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,000); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).

Appendix D – Principal Income Builder 10 Examples         119

Examples With Excess Withdrawals
Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix D – Principal Income Builder 10 Examples         120

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Appendix D – Principal Income Builder 10 Examples         121

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples         122

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850

Appendix D – Principal Income Builder 10 Examples         123

APPENDIX E – GMWB 2- SL/JL (NO LONGER AVAILABLE FOR SALE)
Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).
For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Overview of GMWB 2-SL/JL
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     124

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.
Additional death benefit. This rider also allows your eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
GMWB 2-SL/JL Rider Restrictions/Limitations
Once elected, this rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).
Factors To Consider Before You Buy The GMWB 2-SL/JL Rider
This rider may be appropriate if you:

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.
This rider generally will not be appropriate if you:

•	Do not intend to take any withdrawals from your Contract.

•	Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.

•	Have an aggressive growth investment objective.

•
Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     125

Before you purchase this rider, you should carefully consider the following:

•	The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.

•
Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•	The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.

•	The rider is not a guarantee that you will receive any return on your premium payments.

•	The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.

•	The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•
This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.

•	Once elected, you may not terminate this rider until the fifth Contract anniversary following the rider effective date.
You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account Division value is invested in at the time of the new premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     126

The available GMWB investment options are:

•	Diversified Growth Account; or

•	Diversified Balanced Account; or

•	Diversified Income Account.
For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Please see APPENDIX B for information regarding transfers between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     127

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited,

•	when a GMWB Step-Up is applied, and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     128

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be

a.	the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	the joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     129

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation.
2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation, then
a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. you may remove a joint owner or primary beneficiary as a covered life.
c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner as a covered life.
b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner or primary beneficiary as a covered life.
b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     130

Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     131

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders).

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     132

GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     133

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge;

3.	you have not fully annuitized the Contract; and

4.	the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     134

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•	the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     135

GMWB 2-SL/JL Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     136

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     137

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     138

Spousal Continuation of the Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	there has not been a previous spousal continuation of the Contract and this rider; and

3.	your spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     139

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     140

Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     141

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)
•    Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.
•    Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.
•    Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS)  is 0.75%.
•    Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS) is 0.95%.
•    Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     142

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•	“Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     143

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     144

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($107,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the For Life remaining withdrawal benefit base remains the same ($102,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     145

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•
the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     146

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     147

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     148

For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     149

APPENDIX F — GMWB 2-SL (NO LONGER AVAILABLE FOR SALE)
GMWB 2-SL Rider – Investment Protector Plus 2
Appendix F is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).
For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB Terms.
GMWB Overview
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     150

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.
Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).
Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.
Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB Terms
We use the following definitions to describe the features of a GMWB rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     151

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your registered representative to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     152

Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited, and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.
Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.
“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Appendix F – GMWB 2-SL (No Longer Available for Sale)     153

Covered Life Change
Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.
Effect of Withdrawals
The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. See Required Minimum Distribution (RMD) Program for GMWB Riders.

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     154

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     155

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.
Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     156

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero under the Rider
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     157

GMWB 2-SL Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     158

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*
Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     159

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Spousal Continuation of the GMWB 2-SL Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your Spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     160

If…	And…	Then…
You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     161

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 - SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•
Maximum annual charge is 1.00%.
•
Current annual charge if you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.75%.
•
Current annual charge is you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7% of the Investment Back withdrawal benefit base.
•    For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     162

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     163

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000
Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:

•	the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Appendix F – GMWB 2-SL (No Longer Available for Sale)     164

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     165

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     166

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)     167

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     168

APPENDIX G — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix G is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.
For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.

Appendix G – GMWB 1 (No Longer Available for Sale)         169

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB 1 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         170

Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date; and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is

•	increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary and any GMWB Bonus credited since the previous Contract anniversary; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date;

•	when a premium payment is made;

•	when any applicable GMWB Bonus is credited; and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Appendix G – GMWB 1 (No Longer Available for Sale)         171

Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, (RMD) Program for GMWB Riders.)

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

Appendix G – GMWB 1 (No Longer Available for Sale)         172

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
GMWB Bonus
On each of the first five Contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the Contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is no longer available after the earlier of

•	the fifth Contract anniversary following the rider effective date; or

•	the date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
Beginning with the fifth Contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent Contract anniversary.
To elect the GMWB Step-Up, you must notify us within 30 days after your fifth Contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-Up.
By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current GMWB investment options.
If your surviving spouse continues your Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary and a new five-year Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.
If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.
Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

Appendix G – GMWB 1 (No Longer Available for Sale)         173

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.
2. GMWB payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 1 Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix G – GMWB 1 (No Longer Available for Sale)         174

GMWB 1 Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         175

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*	Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix G – GMWB 1 (No Longer Available for Sale)         176

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

Appendix G – GMWB 1 (No Longer Available for Sale)         177

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix G – GMWB 1 (No Longer Available for Sale)         178

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge
•    Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.
•    Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.
•    Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits	• Investment Back — 7% of the Investment Back withdrawal benefit base. • For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59 ½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this Rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Optional GMWB Step-Up that you may elect beginning with the 5th Contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
•    Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES
These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000.

Appendix G – GMWB 1 (No Longer Available for Sale)         179

Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•	the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the client takes a withdrawal of $5,000.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($100,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         180

Example 4
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the client takes a withdrawal of $5,000.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
In contract year three, no withdrawals are taken.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Appendix G – GMWB 1 (No Longer Available for Sale)         181

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•	the client is age 62

•	the initial premium payment is $100,000

•	the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to withdrawal = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)         182

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         183

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix G – GMWB 1 (No Longer Available for Sale)         184

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         185

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 1 (No Longer Available for Sale)         186

APPENDIX H - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.
The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see 8. DEATH BENEFIT).
Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see 8. DEATH BENEFIT)
After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.
The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE:
For Contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     187

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.
This rider terminates on the earliest of the following:
1. the date the Contract owner is changed; or
2. the death of the owner; or
3. the date the Contract terminates; or
4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or
5. the date We receive your request to cancel it in our office.
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT
For all examples, assume
Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/ 2009) (prior to the lock-in date)
Assume the following:
Accumulated value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit is the greatest of a, b, and c below.

a.
$121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.
$105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.	Standard death benefit = $105,000 where the standard death benefit is the greater of

i.	$105,000 = AV

ii.
$100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     188

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.	$156,000 = AV

ii.	$150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

i. $159,000 = AV

ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     189

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i.	$145,000 = AV

ii. $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i.	$150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     190

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2012 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.     $182,040.60 = $177,040.60 + $5,000 - $0

b.     $155,000 = $150,000 + $5,000 - $0

c.     Standard death benefit = $155,000 where the standard death benefit is the greater of
i.     $155,000 = AV (after premium payment made)

ii.     $145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.    $182,040.60 = $182,040.60 + $0 - $0

b.    $155,000 = $155,000 + $0 - $0

c.    Standard death benefit = $160,000 where the standard death benefit is the greatest

i. $160,000 = AV on seventh Contract anniversary

ii. $145,325 = $145,325 + $0 - $0

iii. $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     191

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

i. $185,000 = AV

ii. $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

iii. $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.     $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.     $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.	$100,000 = accumulated value

ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.	$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     192

APPENDIX I - CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2018	$34.855	$34.061	-2.28%	120
2017	26.352	34.855	32.27	123
2016	25.102	26.352	4.98	139
2015	25.778	25.102	-2.62	153
2014	26.624	25.778	-3.18	158
2013	18.519	26.624	43.77	174
2012	16.304	18.519	13.59	164
2011	15.804	16.304	3.16	170
2010	11.689	15.804	35.20	168
2009	8.349	11.689	40.00	122
AllianceBernstein Small/Mid Cap Value
2018	15.701	13.155	-16.22	254
2017	14.072	15.701	11.58	252
2016	11.408	14.072	23.35	203
2015	12.240	11.408	-6.80	183
2014	11.367	12.240	7.68	131
2013(1)	10.000	11.367	13.67	57
American Century VP Capital Appreciation
2018	13.268	12.403	-6.52	147
2017	11.047	13.268	20.11	156
2016	10.853	11.047	1.79	193
2015	10.797	10.853	0.52	211
2014(2)	10.000	10.797	7.97	199
American Century VP Inflation Protection
2018	13.269	12.715	-4.18	2,643
2017	12.979	13.269	2.23	3,147
2016	12.609	12.979	2.93	3,410
2015	13.110	12.609	-3.82	3,887
2014	12.870	13.110	1.86	4,504
2013	14.248	12.870	-9.67	5,079
2012	13.436	14.248	6.05	4,968
2011	12.175	13.436	10.36	4,861
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
American Century VP Mid Cap Value
2018	24.689	21.189	-14.18	296
2017	22.461	24.689	9.92	312
2016	18.561	22.461	21.01	309
2015	19.125	18.561	-2.95	243
2014	16.685	19.125	14.62	168
2013	13.014	16.685	28.21	120
2012	11.339	13.014	14.77	111
2011	11.579	11.339	-2.08	57
2010(3)	10.000	11.579	15.79	17
Appendix I – Condensed Financial Information         193

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Ultra
2018	$25.844	$25.635	-0.81%	994
2017	19.854	25.844	30.17	1,248
2016	19.294	19.854	2.90	1,583
2015	18.450	19.294	4.57	1,765
2014	17.035	18.450	8.31	2,159
2013	12.606	17.035	35.13	2,594
2012	11.219	12.606	12.37	3,367
2011	11.263	11.219	-0.39	3,824
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
American Funds Asset Allocation
2018	12.201	11.476	-5.94	116
2017	10.644	12.201	14.62	94
2016(4)	10.000	10.644	6.44	41
American Funds Blue Chip Income and Growth
2018	12.902	11.621	-9.93	137
2017	11.179	12.902	15.42	146
2016(4)	10.000	11.179	11.79	95
American Funds Global Small Capitalization
2018	10.923	9.634	-11.80	85
2017	8.798	10.923	24.15	62
2016	8.739	8.798	0.68	67
2015(5)	10.000	8.739	-12.61	54
American Funds New World
2018	11.827	10.025	-15.24	83
2017	9.266	11.827	27.64	86
2016	8.927	9.266	3.80	74
2015(5)	10.000	8.927	-10.73	23
BlackRock Global Allocation VI
2018	10.661	9.716	-8.87	93
2017	9.508	10.661	12.13	88
2016	9.289	9.508	2.36	85
2015(5)	10.000	9.289	-7.11	43
BlackRock iShares Dynamic Allocation VI
2018	10.817	10.113	-6.50	7
2017	9.562	10.817	13.13	7
2016	9.134	9.562	4.69	5
2015(5)	10.000	9.134	-8.66	3

Appendix I – Condensed Financial Information         194

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Columbia Limited Duration Credit
2018	$9.965	$9.824	-1.41%	10
2017	9.926	9.965	0.39	9
2016	9.561	9.926	3.82	12
2015(5)	10.000	9.561	-4.39	7
Delaware VIP Limited Term Diversified Income
2018	9.943	9.808	-1.36	11
2017	9.893	9.943	0.51	6
2016	9.862	9.893	0.31	49
2015(5)	10.000	9.862	-1.38	14
Delaware VIP Small Cap Value
2018	15.592	12.769	-18.11	122
2017	14.147	15.592	10.21	121
2016	10.945	14.147	29.26	110
2015	11.866	10.945	-7.76	68
2014	11.393	11.866	4.15	48
2013(1)	10.000	11.393	13.93	14
Dreyfus IP Technology Growth
2018	34.027	33.126	-2.65	232
2017	24.238	34.027	40.39	253
2016	23.548	24.238	2.93	215
2015	22.546	23.548	4.44	223
2014	21.453	22.546	5.09	178
2013	16.406	21.453	30.76	170
2012	14.402	16.406	13.91	159
2011	15.859	14.402	-9.19	146
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
DWS Small Mid Cap Value (f.k.a. Deutsche Small Mid Cap Value)
2018	14.189	11.706	-17.50	55
2017	13.064	14.189	8.61	57
2016	11.375	13.064	14.85	65
2015	11.797	11.375	-3.58	60
2014	11.383	11.797	3.64	39
2013(1)	10.000	11.383	13.83	8
Fidelity VIP Contrafund®
2018	28.853	26.561	-7.94	1,445
2017	24.064	28.853	19.90	1,636
2016	22.652	24.064	6.23	1,834
2015	22.877	22.652	-0.98	2,022
2014	20.778	22.877	10.10	2,136
2013	16.076	20.778	29.25	2,258
2012	14.017	16.076	14.69	2,514
2011	14.599	14.017	-3.99	2,728
2010	12.643	14.599	15.47	2,671
2009	9.450	12.643	33.79	2,635

Appendix I – Condensed Financial Information         195

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Equity-Income
2018	$21.659	$19.533	-9.82%	438
2017	19.497	21.659	11.09	479
2016	16.797	19.497	16.07	489
2015	17.788	16.797	-5.57	547
2014	16.629	17.788	6.97	553
2013	13.181	16.629	26.16	549
2012	11.403	13.181	15.59	547
2011	11.471	11.403	-0.60	558
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
Fidelity VIP Government Money Market
2018	9.824	9.846	0.22	1,674
2017	9.894	9.824	-0.71	1,523
2016(6)	10.000	9.894	-1.06	2,223
Fidelity VIP Growth
2018	27.607	27.103	-1.83	344
2017	20.765	27.607	32.95	381
2016	20.943	20.765	-0.85	389
2015	19.866	20.943	5.42	425
2014	18.148	19.866	9.47	384
2013	13.520	18.148	34.23	336
2012	11.967	13.520	12.98	340
2011	12.122	11.967	-1.28	379
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
Fidelity VIP Mid Cap
2018	33.004	27.736	-15.96	580
2017	27.766	33.004	18.87	637
2016	25.158	27.766	10.37	663
2015	25.935	25.158	-3.00	654
2014	24.805	25.935	4.56	604
2013	18.497	24.805	34.10	525
2012	16.350	18.497	13.13	484
2011	18.571	16.350	-11.96	507
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
Fidelity VIP Overseas
2018	19.618	16.431	-16.24	1,292
2017	15.304	19.618	28.19	1,369
2016	16.383	15.304	-6.59	1,662
2015	16.084	16.383	1.86	1,780
2014	17.787	16.084	-9.57	2,020
2013	13.836	17.787	28.56	2,015
2012	11.627	13.836	19.00	2,387
2011	14.233	11.627	-18.31	2,626
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659

Appendix I – Condensed Financial Information         196

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Global Real Estate VIP
2018	$10.340	$9.504	-8.08%	25
2017	9.491	10.340	8.94	21
2016	9.573	9.491	-0.86	19
2015(5)	10.000	9.573	-4.27	6
Franklin Small Cap Value VIP
2018	24.005	20.621	-14.10	144
2017	21.999	24.005	9.12	160
2016	17.136	21.999	28.38	192
2015	18.764	17.136	-8.68	151
2014	18.920	18.764	-0.82	160
2013	14.071	18.920	34.46	153
2012	12.036	14.071	16.91	121
2011	12.663	12.036	-4.95	123
2010(7)	10.000	12.663	26.63	27
Franklin Templeton Global Bond VIP
2018	9.543	9.588	0.47	82
2017	9.510	9.543	0.35	76
2016	9.375	9.510	1.44	47
2015(5)	10.000	9.375	-6.25	25
Goldman Sachs VIT Mid Cap Value
2018	26.654	23.533	-11.71	426
2017	24.335	26.654	9.53	478
2016	21.737	24.335	11.95	551
2015	24.289	21.737	-10.51	634
2014	21.688	24.289	11.99	659
2013	16.535	21.688	31.16	625
2012	14.134	16.535	16.99	686
2011	15.286	14.134	-7.54	788
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
Goldman Sachs VIT Small Cap Equity Insights
2018	23.675	21.331	-9.90	244
2017	21.519	23.675	10.02	267
2016	17.713	21.519	21.49	299
2015	18.353	17.713	-3.49	325
2014	17.405	18.353	5.45	342
2013	13.003	17.405	33.85	315
2012	11.670	13.003	11.42	346
2011	11.738	11.670	-0.58	418
2010	9.134	11.738	28.50	395
2009	7.244	9.134	26.09	360
Guggenheim Floating Rate Strategies Series F
2018	10.610	10.378	-2.19	213
2017	10.399	10.610	2.03	112
2016	9.714	10.399	7.05	116
2015(5)	10.000	9.714	-2.86	51

Appendix I – Condensed Financial Information         197

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Global Managed Futures Strategy
2018	$8.697	$7.801	-10.30%	7
2017	8.113	8.697	7.20	6
2016	9.652	8.113	-15.94	7
2015(5)	10.000	9.652	-3.48	-
Guggenheim Long Short Equity Fund
2018	11.107	9.535	-14.16	5
2017	9.806	11.107	13.26	2
2016	9.880	9.806	-0.75	2
2015(5)	10.000	9.880	-1.20	2
Guggenheim Multi-Hedge Strategies
2018	10.027	9.386	-6.40	33
2017	9.808	10.027	2.24	40
2016	9.995	9.808	-1.87	35
2015(5)	10.000	9.995	-0.05	2
Invesco Global Health Care
2018	11.146	11.090	-0.50	52
2017	9.759	11.146	14.22	50
2016(4)	10.000	9.759	-2.41	28
Invesco V.I. International Growth
2018	12.729	10.671	-16.17	571
2017	10.494	12.729	21.30	693
2016	10.690	10.494	-1.83	832
2015	11.101	10.690	-3.70	870
2014	11.220	11.101	-1.06	853
2013	9.543	11.220	17.57	720
2012	8.353	9.543	14.25	661
2011	9.046	8.353	-7.66	621
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
Invesco V.I. SmallCap Equity
2018	26.626	22.295	-16.27	165
2017	23.673	26.626	12.47	193
2016	21.422	23.673	10.51	209
2015	22.993	21.422	-6.83	235
2014	22.780	22.993	0.94	244
2013	16.790	22.780	35.68	242
2012	14.928	16.790	12.47	252
2011	15.226	14.928	-1.96	273
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188

Appendix I – Condensed Financial Information         198

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Value Opportunities
2018	$17.905	$14.269	-20.31%	195
2017	15.460	17.905	15.81	224
2016	13.249	15.460	16.69	269
2015	14.996	13.249	-11.65	300
2014	14.264	14.996	5.13	305
2013	10.805	14.264	32.01	325
2012	9.296	10.805	16.23	352
2011	9.709	9.296	-4.26	389
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
Janus Flexible Bond
2018	10.082	9.814	-2.66	43
2017	9.892	10.082	1.92	84
2016(4)	10.000	9.892	-1.08	81
MFS International Value
2018	12.142	10.808	-10.99	292
2017	9.709	12.142	25.06	366
2016	9.482	9.709	2.39	216
2015(5)	10.000	9.482	-5.18	60
MFS New Discovery
2018	13.923	13.493	-3.09	75
2017	11.176	13.923	24.58	60
2016	10.417	11.176	7.29	60
2015	10.796	10.417	-3.51	65
2014	11.835	10.796	-8.78	56
2013(1)	10.000	11.835	18.35	21
MFS Utilities
2018	23.525	23.384	-0.60	408
2017	20.836	23.525	12.91	464
2016	18.995	20.836	9.69	480
2015	22.598	18.995	-15.94	483
2014	20.377	22.598	10.90	456
2013	17.174	20.377	18.65	358
2012	15.362	17.174	11.80	259
2011	14.604	15.362	5.19	178
2010	13.028	14.604	12.10	84
2009(8)	10.000	13.028	30.28	30

Appendix I – Condensed Financial Information         199

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS Value
2018	$27.684	$24.470	-11.61%	177
2017	23.923	27.684	15.72	207
2016	21.323	23.923	12.19	211
2015	21.827	21.323	-2.31	209
2014	20.086	21.827	8.67	200
2013	15.009	20.086	33.83	184
2012	13.115	15.009	14.44	102
2011	13.342	13.115	-1.70	97
2010	12.147	13.342	9.84	100
2009(8)	10.000	12.147	21.47	32
Neuberger Berman AMT Large Cap Value
2018	23.362	22.796	-2.42	156
2017	20.899	23.362	11.79	182
2016	16.639	20.899	25.60	224
2015	19.133	16.639	-13.04	230
2014	17.662	19.133	8.33	247
2013	13.647	17.662	29.42	247
2012	11.852	13.647	15.14	305
2011	13.538	11.852	-12.46	291
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
Neuberger Berman AMT Mid Cap Growth
2018	12.102	11.151	-7.86	167
2017	9.852	12.102	22.84	190
2016	9.592	9.852	2.71	233
2015(5)	10.000	9.592	-4.08	260
Neuberger Berman AMT Sustainable Equity
2018	26.244	24.395	-7.05	129
2017	22.471	26.244	16.79	157
2016	20.742	22.471	8.34	189
2015	21.133	20.742	-1.85	221
2014	19.415	21.133	8.85	246
2013	14.296	19.415	35.81	315
2012	13.044	14.296	9.60	374
2011	13.628	13.044	-4.28	401
2010	11.232	13.628	21.33	373
2009	8.654	11.232	29.79	384

Appendix I – Condensed Financial Information         200

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2018	$16.092	$15.009	-6.73%	170
2017	14.372	16.092	11.97	210
2016	12.906	14.372	11.36	246
2015	14.380	12.906	-10.25	297
2014	14.514	14.380	-0.92	328
2013	14.666	14.514	-1.04	292
2012	12.921	14.666	13.51	263
2011	12.832	12.921	0.69	170
2010	11.489	12.832	11.69	153
2009(8)	10.000	11.489	14.89	35
PIMCO VIT High Yield Portfolio
2018	15.678	15.047	-4.03	995
2017	14.911	15.678	5.15	1,219
2016	13.445	14.911	10.90	1,255
2015	13.862	13.445	-3.01	1,044
2014	13.602	13.862	1.91	1,050
2013	13.033	13.602	4.37	932
2012	11.544	13.033	12.90	852
2011	11.308	11.544	2.08	986
2010(7)	10.000	11.308	13.08	488
PIMCO VIT Low Duration
2018	9.849	9.734	-1.17	74
2017	9.864	9.849	-0.15	21
2016	9.875	9.864	-0.11	28
2015(5)	10.000	9.875	-1.25	34
PIMCO VIT Total Return
2018	13.020	12.769	-1.93	1,460
2017	12.584	13.020	3.47	1,777
2016	12.429	12.584	1.25	1,906
2015	12.552	12.429	-0.98	2,023
2014	12.206	12.552	2.83	2,159
2013	12.615	12.206	-3.24	2,345
2012	11.655	12.615	8.23	3,113
2011	11.390	11.655	2.33	2,029
2010	10.667	11.390	6.78	1,309
2009(8)	10.000	10.667	6.67	353
Rydex Commodities Strategy
2018	7.206	6.030	-16.31	13
2017	6.997	7.206	2.98	8
2016	6.427	6.997	8.87	15
2015(5)	10.000	6.427	-35.73	6

Appendix I – Condensed Financial Information         201

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2018	$31.814	$31.886	0.23%	580
2017	23.751	31.814	33.95	615
2016	23.958	23.751	-0.86	616
2015	21.928	23.958	9.26	625
2014	20.431	21.928	7.33	488
2013	14.697	20.431	39.01	478
2012	12.622	14.697	16.44	487
2011	12.609	12.622	0.11	486
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
T. Rowe Price Health Sciences
2018	54.374	54.073	-0.55	430
2017	43.311	54.374	25.54	479
2016	49.193	43.311	-11.96	518
2015	44.356	49.193	10.90	640
2014	34.278	44.356	29.40	571
2013	23.075	34.278	48.55	497
2012	17.837	23.075	29.37	395
2011	16.362	17.837	9.02	328
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
Van Eck Global Hard Assets
2018	10.864	7.667	-29.42	359
2017	11.238	10.864	-3.33	382
2016	7.947	11.238	41.41	473
2015	12.142	7.947	-34.55	421
2014	15.267	12.142	-20.47	382
2013	14.024	15.267	8.86	362
2012	13.773	14.024	1.83	311
2011	16.741	13.773	-17.73	319
2010	13.174	16.741	27.08	190
2009(8)	10.000	13.174	31.74	60
Core Plus Bond
2018	24.730	24.040	-2.79	2,210
2017	23.928	24.730	3.35	2,617
2016	23.312	23.928	2.64	2,856
2015	23.756	23.312	-1.87	3,144
2014	22.892	23.756	3.77	3,611
2013	23.396	22.892	-2.15	3,962
2012	22.029	23.396	6.20	4,098
2011	20.832	22.029	5.75	4,013
2010	18.892	20.832	10.27	4,398
2009	15.821	18.892	19.41	4,388

Appendix I – Condensed Financial Information         202

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced
2018	$16.299	$15.525	-4.75%	55,941
2017	14.833	16.299	9.89	61,941
2016	14.072	14.833	5.41	66,153
2015	14.248	14.072	-1.24	65,359
2014	13.452	14.248	5.92	63,235
2013	12.066	13.452	11.49	56,392
2012	11.137	12.066	8.34	43,622
2011	10.883	11.137	2.33	27,478
2010(7)	10.000	10.883	8.83	14,593
Diversified Balanced Managed Volatility
2018	12.016	11.469	-4.56	10,584
2017	10.987	12.016	9.36	11,553
2016	10.470	10.987	4.94	11,817
2015	10.616	10.470	-1.38	10,272
2014	10.071	10.616	5.41	6,137
2013(9)	9.917	10.071	1.55	64
Diversified Growth
2018	18.038	16.984	-5.84	190,741
2017	16.017	18.038	12.62	203,679
2016	15.019	16.017	6.64	208,330
2015	15.205	15.019	-1.22	197,094
2014	14.299	15.205	6.34	173,923
2013	12.281	14.299	16.43	140,583
2012	11.141	12.281	10.23	91,780
2011	11.031	11.141	1.00	62,385
2010(7)	10.000	11.031	10.31	27,443
Diversified Growth Managed Volatility
2018	12.497	11.821	-5.41	22,485
2017	11.181	12.497	11.77	23,527
2016	10.542	11.181	6.06	23,324
2015	10.684	10.542	-1.33	19,518
2014	10.120	10.684	5.57	11,309
2013(9)	9.877	10.120	2.46	309
Diversified Income
2018	13.019	12.532	-3.74	16,123
2017	12.133	13.019	7.30	18,612
2016	11.656	12.133	4.09	19,429
2015	11.801	11.656	-1.23	15,737
2014	11.196	11.801	5.40	12,955
2013	10.490	11.196	6.73	8,875
2012(10)	10.031	10.490	4.57	4,725

Appendix I – Condensed Financial Information         203

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified International
2018	$33.571	$27.297	-18.69%	1,075
2017	26.377	33.571	27.28	1,159
2016	26.654	26.377	-1.04	1,357
2015	27.126	26.654	-1.74	1,578
2014	28.421	27.126	-4.56	1,638
2013	24.244	28.421	17.23	1,643
2012	20.727	24.244	16.97	1,796
2011	23.552	20.727	-11.99	1,998
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
Equity Income
2018	19.298	18.075	-6.34	6,833
2017	16.163	19.298	19.40	7,537
2016	14.164	16.163	14.11	9,196
2015	14.951	14.164	-5.26	10,682
2014	13.442	14.951	11.23	12,022
2013	10.699	13.442	25.64	14,254
2012	9.586	10.699	11.61	16,532
2011	9.206	9.586	4.13	18,577
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
Government & High Quality Bond
2018	12.119	12.059	-0.50	2,641
2017	12.063	12.119	0.46	3,125
2016	12.016	12.063	0.39	3,531
2015	12.090	12.016	-0.61	3,740
2014	11.668	12.090	3.62	4,302
2013	11.945	11.668	-2.32	4,762
2012	11.640	11.945	2.62	5,088
2011	11.095	11.640	4.91	4,636
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
Income
2018	10.489	10.423	-0.62	273
2017	10.119	10.489	3.66	315
2016	9.707	10.119	4.24	337
2015(5)	10.000	9.707	-2.93	51

Appendix I – Condensed Financial Information         204

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
International Emerging Markets
2018	$40.467	$31.513	-22.13%	738
2017	29.137	40.467	38.89	822
2016	27.010	29.137	7.87	957
2015	31.779	27.010	-15.01	1,022
2014	33.482	31.779	-5.09	1,005
2013	35.580	33.482	-5.90	982
2012	29.825	35.580	19.29	945
2011	36.604	29.825	-18.52	952
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
LargeCap Growth
2018	37.641	34.405	-8.60	263
2017	28.297	37.641	33.02	299
2016	30.249	28.297	-6.45	327
2015	29.219	30.249	3.53	351
2014	26.666	29.219	9.57	387
2013	20.177	26.666	32.16	429
2012	17.486	20.177	15.39	474
2011	18.488	17.486	-5.42	528
2010	15.814	18.488	16.91	549
2009	12.607	15.814	25.44	576
LargeCap Growth I
2018	76.630	78.278	2.15	234
2017	58.115	76.630	31.86	262
2016	58.199	58.115	-0.14	293
2015	54.763	58.199	6.27	301
2014	51.131	54.763	7.10	295
2013	38.054	51.131	34.36	273
2012	33.112	38.054	14.93	255
2011	33.638	33.112	-1.56	252
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
LargeCap S&P 500 Index
2018	21.133	19.884	-5.91	1,933
2017	17.640	21.133	19.80	2,185
2016	16.031	17.640	10.04	2,223
2015	16.073	16.031	-0.26	2,337
2014	14.388	16.073	11.71	2,376
2013	11.040	14.388	30.33	2,290
2012	9.679	11.040	14.06	2,277
2011	9.634	9.679	0.47	2,574
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416

Appendix I – Condensed Financial Information         205

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2018	$110.054	$101.411	-7.85%	896
2017	88.914	110.054	23.78	1,048
2016	81.697	88.914	8.83	1,213
2015	81.509	81.697	0.23	1,363
2014	73.158	81.509	11.42	1,558
2013	55.347	73.158	32.18	1,774
2012	46.923	55.347	17.95	1,963
2011	43.875	46.923	6.95	2,172
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
Multi-Asset Income
2018	11.478	10.681	-6.95	10
2017	10.393	11.478	10.44	7
2016(4)	10.000	10.393	3.93	9
Principal Capital Appreciation
2018	20.750	19.762	-4.76	2,978
2017	17.425	20.750	19.08	3,542
2016	16.196	17.425	7.59	4,164
2015	16.074	16.196	0.76	4,591
2014	14.495	16.074	10.89	935
2013	11.072	14.495	30.92	935
2012	9.850	11.072	12.40	842
2011	9.960	9.850	-1.11	733
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
Principal LifeTime 2010
2018	17.015	16.127	-5.22	917
2017	15.485	17.015	9.88	1,234
2016	14.920	15.485	3.79	1,510
2015	15.310	14.920	-2.55	1,667
2014	14.814	15.310	3.35	1,880
2013	13.542	14.814	9.39	1,993
2012	12.266	13.542	10.40	2,148
2011	12.243	12.266	0.19	2,309
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
Principal LifeTime 2020
2018	19.401	18.097	-6.72	4,097
2017	17.106	19.401	13.41	4,823
2016	16.403	17.106	4.29	5,598
2015	16.825	16.403	-2.51	6,191
2014	16.135	16.825	4.28	6,965
2013	14.091	16.135	14.51	8,239
2012	12.434	14.091	13.32	8,852
2011	12.726	12.434	-2.30	9,541
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584

Appendix I – Condensed Financial Information         206

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2018	$20.082	$18.402	-8.36%	2,726
2017	17.220	20.082	16.62	3,143
2016	16.495	17.220	4.40	3,078
2015	16.906	16.495	-2.43	3,327
2014	16.165	16.906	4.58	3,371
2013	13.761	16.165	17.47	3,454
2012	12.057	13.761	14.13	3,594
2011	12.485	12.057	-3.43	3,660
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
Principal LifeTime 2040
2018	21.281	19.337	-9.14	601
2017	17.883	21.281	19.00	636
2016	17.197	17.883	3.99	683
2015	17.589	17.197	-2.23	686
2014	16.795	17.589	4.73	706
2013	13.892	16.795	20.90	630
2012	12.053	13.892	15.26	676
2011	12.606	12.053	-4.39	689
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
Principal LifeTime 2050
2018	21.703	19.550	-9.92	465
2017	18.019	21.703	20.44	467
2016	17.308	18.019	4.11	466
2015	17.674	17.308	-2.07	462
2014	16.876	17.674	4.73	406
2013	13.811	16.876	22.19	373
2012	11.946	13.811	15.61	360
2011	12.593	11.946	-5.13	323
2010	10.973	12.593	14.76	327
2009	8.544	10.973	28.43	319
Principal LifeTime Strategic Income
2018	15.175	14.513	-4.36	627
2017	14.149	15.175	7.25	796
2016	13.694	14.149	3.32	859
2015	14.021	13.694	-2.33	954
2014	13.597	14.021	3.12	1100
2013	13.105	13.597	3.75	1263
2012	12.102	13.105	8.28	1405
2011	11.837	12.102	2.24	1475
2010	10.775	11.837	9.86	1505
2009	9.173	10.775	17.46	1556

Appendix I – Condensed Financial Information         207

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Real Estate Securities
2018	$59.952	$56.622	-5.55%	498
2017	55.676	59.952	7.68	568
2016	53.342	55.676	4.38	608
2015	51.911	53.342	2.76	629
2014	39.634	51.911	30.98	618
2013	38.577	39.634	2.74	590
2012	33.340	38.577	15.71	518
2011	30.990	33.340	7.58	480
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
SAM Balanced
2018	$16.412	$15.367	-6.37	24,322
2017	$14.446	$16.412	13.61	28,051
2016	13.714	14.446	5.34	31,221
2015	14.021	13.714	-2.19	35,357
2014	13.311	14.021	5.33	39,321
2013	11.457	13.311	16.18	46,819
2012	10.289	11.457	11.35	50,915
2011	10.317	10.289	-0.27	53,610
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
SAM Conservative Balanced
2018	15.646	14.889	-4.84	5,865
2017	14.235	15.646	9.91	6,855
2016	13.571	14.235	4.89	8,005
2015	13.871	13.571	-2.16	8,556
2014	13.243	13.871	4.74	9,316
2013	12.029	13.243	10.09	10,333
2012	10.955	12.029	9.81	10,099
2011	10.844	10.955	1.03	10,213
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
SAM Conservative Growth
2018	16.692	15.369	-7.93	4,300
2017	14.131	16.692	18.12	4,866
2016	13.393	14.131	5.51	5,237
2015	13.732	13.393	-2.47	5,287
2014	12.963	13.732	5.93	4,956
2013	10.668	12.963	21.51	4,368
2012	9.461	10.668	12.75	3,903
2011	9.623	9.461	-1.68	3,570
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317

Appendix I – Condensed Financial Information         208

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Flexible Income
2018	$15.334	$14.822	-3.34%	6,252
2017	14.344	15.334	6.90	7,644
2016	13.589	14.344	5.56	8,127
2015	13.963	13.589	-2.68	8,843
2014	13.355	13.963	4.55	9,081
2013	12.556	13.355	6.36	9,299
2012	11.493	12.556	9.25	9,859
2011	11.256	11.493	2.10	9,389
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
SAM Strategic Growth
2018	16.810	15.149	-9.88	2,406
2017	13.947	16.810	20.53	2,754
2016	13.324	13.947	4.68	3,160
2015	13.735	13.324	-2.99	3,257
2014	12.816	13.735	7.17	2,955
2013	10.188	12.816	25.80	2,552
2012	8.930	10.188	14.08	2,361
2011	9.217	8.930	-3.11	2,460
2010	8.018	9.217	14.96	2,231
2009	6.370	8.018	25.87	1,781
Short-Term Income
2018	11.712	11.666	-0.39	5,167
2017	11.600	11.712	0.97	5,958
2016	11.518	11.600	0.71	6,744
2015	11.598	11.518	-0.69	7,371
2014	11.561	11.598	0.32	8,558
2013	11.582	11.561	-0.18	9,294
2012	11.170	11.582	3.69	9,441
2011	11.158	11.170	0.11	8,893
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
SmallCap
2018	26.272	23.083	-12.14	1,488
2017	23.604	26.272	11.30	1,671
2016	20.391	23.604	15.76	1,919
2015	20.699	20.391	-1.49	2,210
2014	20.012	20.699	3.43	165
2013(1)	16.337	20.012	22.49	40

Appendix I – Condensed Financial Information         209

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
TOPS Aggressive Growth ETF
2018(11)	$10.000	$8.621	-13.79%	-
TOPS Balanced ETF
2018(11)	10.000	9.287	-7.13	-
TOPS Conservative ETF
2018(11)	10.000	9.617	-3.83	-
TOPS Growth ETF
2018(11)	10.000	8.811	-11.89	-
TOPS Moderate Growth ETF
2018(11)	10.000	9.124	-8.76	-

(1)	Commenced Operations on May 18, 2013

(2)	Commenced Operations on April 25, 2014

(3)	Commenced Operations on May 22, 2010

(4)	Commenced Operations on May 21, 2016

(5)	Commenced Operations on May 16, 2015

(6)	Commenced Operations on April 8, 2016

(7)	Commenced Operations on January 4, 2010

(8)	Commenced Operations on May 16, 2009

(9)	Commenced Operations on October 31, 2013

(10)	Commenced Operations on May 15, 2012

(11)	Commenced Operations on June 11, 2018

Appendix I – Condensed Financial Information         210

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2018	$32.168	$31.246	-2.87%	13
2017	24.467	32.168	31.48	15
2016	23.446	24.467	4.35	17
2015	24.222	23.446	-3.20	22
2014	25.169	24.222	-3.76	36
2013	17.612	25.169	42.91	61
2012	15.599	17.612	12.90	63
2011	15.211	15.599	2.55	90
2010	11.318	15.211	34.40	66
2009	8.133	11.318	39.16	42
AllianceBernstein Small/Mid Cap Value
2018	15.272	12.718	-16.72	47
2017	13.769	15.272	10.92	64
2016	11.230	13.769	22.61	66
2015	12.122	11.230	-7.36	38
2014	11.325	12.122	7.04	37
2013(1)	10.000	11.325	13.25	20
American Century VP Capital Appreciation
2018	12.978	12.059	-7.08	2
2017	10.871	12.978	19.38	21
2016	10.743	10.871	1.19	20
2015	10.753	10.743	-0.09	19
2014(2)	10.000	10.753	7.53	42
American Century VP Inflation Protection
2018	12.246	11.664	-4.75	13
2017	12.051	12.246	1.62	23
2016	11.777	12.051	2.33	54
2015	12.319	11.777	-4.40	191
2014	12.167	12.319	1.25	498
2013	13.551	12.167	-10.21	1,108
2012	12.856	13.551	5.40	1,356
2011	11.719	12.856	9.70	1,358
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
American Century VP Mid Cap Value
2018	23.587	20.121	-14.70	38
2017	21.587	23.587	9.27	52
2016	17.946	21.587	20.29	55
2015	18.602	17.946	-3.53	47
2014	16.327	18.602	13.93	36
2013	12.811	16.327	27.45	32
2012	11.230	12.811	14.08	18
2011	11.536	11.230	-2.66	16
2010(3)	10.000	11.536	15.36	7
Appendix I – Condensed Financial Information         211

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Ultra
2018	$23.853	$23.518	-1.41%	24
2017	18.434	23.853	29.40	38
2016	18.022	18.434	2.29	37
2015	17.337	18.022	3.95	116
2014	16.104	17.337	7.66	290
2013	11.989	16.104	34.32	634
2012	10.734	11.989	11.69	1,078
2011	10.841	10.734	-0.98	1,252
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
American Funds Asset Allocation
2018	12.083	11.297	-6.50	71
2017	10.605	12.083	13.94	35
2016(4)	10.000	10.605	6.05	27
American Funds Blue Chip Income and Growth
2018	12.778	11.440	-10.47	62
2017	11.138	12.778	14.73	52
2016(4)	10.000	11.138	11.38	30
American Funds Global Small Capitalization
2018	10.752	9.426	-12.33	11
2017	8.712	10.752	23.41	8
2016	8.706	8.712	0.07	8
2015(5)	10.000	8.706	-12.94	-
American Funds New World
2018	11.643	9.809	-15.75	7
2017	9.175	11.643	26.89	18
2016	8.893	9.175	3.17	13
2015(5)	10.000	8.893	-11.07	-
BlackRock Global Allocation VI
2018	10.495	9.506	-9.42	24
2017	9.415	10.495	11.47	5
2016	9.253	9.415	1.75	4
2015(5)	10.000	9.253	-7.47	1
BlackRock iShares Dynamic Allocation VI
2018	10.648	9.895	-7.07	5
2017	9.469	10.648	12.45	6
2016	9.099	9.469	4.07	6
2015(5)	10.000	9.099	-9.01	4

Appendix I – Condensed Financial Information         212

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Columbia Limited Duration Credit
2018	$9.809	$9.612	-2.00%	1
2017	9.829	9.809	-0.20	1
2016	9.525	9.829	3.19	1
2015(5)	10.000	9.525	-4.75	1
Delaware VIP Limited Term Diversified Income
2018	9.788	9.597	-1.96	2
2017	9.797	9.788	-0.09	1
2016	9.825	9.797	-0.28	1
2015(5)	10.000	9.825	-1.75	1
Delaware VIP Small Cap Value
2018	15.165	12.345	-18.60	24
2017	13.843	15.165	9.55	40
2016	10.774	13.843	28.49	31
2015	11.751	10.774	-8.31	23
2014	11.350	11.751	3.53	12
2013(1)	10.000	11.350	13.50	7
Dreyfus IP Technology Growth
2018	31.405	30.389	-3.24	29
2017	22.504	31.405	39.55	52
2016	21.995	22.504	2.31	56
2015	21.186	21.995	3.82	43
2014	20.280	21.186	4.47	48
2013	15.602	20.280	29.98	48
2012	13.780	15.602	13.22	45
2011	15.264	13.780	-9.72	46
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
DWS Small Mid Cap Value (f.k.a. Deutsche Small Mid Cap Value)
2018	13.801	11.318	-17.99	9
2017	12.783	13.801	7.96	9
2016	11.197	12.783	14.16	9
2015	11.682	11.197	-4.15	11
2014	11.341	11.682	3.01	10
2013(1)	10.000	11.341	13.41	4
Fidelity VIP Contrafund®
2018	26.630	24.366	-8.50	58
2017	22.343	26.630	19.19	92
2016	21.158	22.343	5.60	116
2015	21.497	21.158	-1.58	176
2014	19.642	21.497	9.44	286
2013	15.289	19.642	28.47	454
2012	13.411	15.289	14.00	573
2011	14.052	13.411	-4.56	637
2010	12.242	14.052	14.79	646
2009	9.206	12.242	32.98	658

Appendix I – Condensed Financial Information         213

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Equity-Income
2018	$19.720	$17.677	-10.36%	44
2017	17.858	19.720	10.43	52
2016	15.478	17.858	15.38	64
2015	16.489	15.478	-6.13	82
2014	15.508	16.489	6.33	114
2013	12.366	15.508	25.41	150
2012	10.762	12.366	14.90	178
2011	10.892	10.762	-1.19	184
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
Fidelity VIP Government Money Market
2018	9.713	9.676	-0.38	604
2017	9.840	9.713	-1.29	82
2016(6)	10.000	9.840	-1.60	157
Fidelity VIP Growth
2018	25.479	24.864	-2.42	39
2017	19.280	25.479	32.15	41
2016	19.561	19.280	-1.44	41
2015	18.668	19.561	4.78	56
2014	17.155	18.668	8.82	97
2013	12.858	17.155	33.42	131
2012	11.450	12.858	12.29	161
2011	11.667	11.450	-1.86	181
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
Fidelity VIP Mid Cap
2018	30.461	25.444	-16.47	80
2017	25.780	30.461	18.16	88
2016	23.499	25.780	9.71	75
2015	24.371	23.499	-3.58	80
2014	23.449	24.371	3.93	88
2013	17.591	23.449	33.30	98
2012	15.643	17.591	12.45	108
2011	17.875	15.643	-12.48	137
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
Fidelity VIP Overseas
2018	18.106	15.073	-16.75	25
2017	14.209	18.106	27.43	39
2016	15.303	14.209	-7.15	50
2015	15.114	15.303	1.25	138
2014	16.814	15.114	-10.11	347
2013	13.158	16.814	27.79	590
2012	11.124	13.158	18.28	838
2011	13.699	11.124	-18.80	954
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992

Appendix I – Condensed Financial Information         214

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Global Real Estate VIP
2018	$10.178	$9.299	-8.63%	-
2017	9.398	10.178	8.30	2
2016	9.537	9.398	-1.46	3
2015(5)	10.000	9.537	-4.63	1
Franklin Small Cap Value VIP
2018	22.880	19.537	-14.61	23
2017	21.094	22.880	8.47	33
2016	16.530	21.094	27.61	34
2015	18.209	16.530	-9.22	28
2014	18.471	18.209	-1.42	21
2013	13.820	18.471	33.65	24
2012	11.892	13.820	16.21	21
2011	12.587	11.892	-5.52	20
2010(7)	10.000	12.587	25.87	8
Franklin Templeton Global Bond VIP
2018	9.394	9.381	-0.13	1
2017	9.417	9.394	-0.25	1
2016	9.340	9.417	0.82	1
2015(5)	10.000	9.340	-6.60	1
Goldman Sachs VIT Mid Cap Value
2018	24.600	21.589	-12.24	24
2017	22.595	24.600	8.87	26
2016	20.304	22.595	11.28	28
2015	22.824	20.304	-11.04	46
2014	20.502	22.824	11.33	104
2013	15.725	20.502	30.38	214
2012	13.523	15.725	16.29	279
2011	14.713	13.523	-8.09	319
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
Goldman Sachs VIT Small Cap Equity Insights
2018	21.850	19.568	-10.44	16
2017	19.979	21.850	9.36	16
2016	16.544	19.979	20.76	18
2015	17.245	16.544	-4.06	21
2014	16.454	17.245	4.81	35
2013	12.366	16.454	33.06	96
2012	11.166	12.366	10.75	111
2011	11.297	11.166	-1.16	117
2010	8.844	11.297	27.74	121
2009	7.057	8.844	25.32	127
Guggenheim Floating Rate Strategies Series F
2018	10.444	10.154	-2.78	18
2017	10.298	10.444	1.42	2
2016	9.677	10.298	6.42	5
2015(5)	10.000	9.677	-3.23	2

Appendix I – Condensed Financial Information         215

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Global Managed Futures Strategy
2018	$8.561	$7.633	-10.84%	1
2017	8.034	8.561	6.56	1
2016	9.616	8.034	-16.45	1
2015(5)	10.000	9.616	-3.84	-
Guggenheim Long Short Equity Fund
2018	10.933	9.329	-14.67	-
2017	9.711	10.933	12.58	-
2016	9.843	9.711	-1.34	-
2015(5)	10.000	9.843	-1.57	-
Guggenheim Multi-Hedge Strategies
2018	9.871	9.183	-6.97	2
2017	9.713	9.871	1.62	2
2016	9.957	9.713	-2.45	2
2015(5)	10.000	9.957	-0.43	-
Invesco Global Health Care
2018	11.039	10.917	-1.10	4
2017	9.723	11.039	13.54	4
2016(4)	10.000	9.723	-2.77	3
Invesco V.I. International Growth
2018	12.014	10.012	-16.67	50
2017	9.964	12.014	20.58	59
2016	10.212	9.964	-2.43	75
2015	10.668	10.212	-4.27	84
2014	10.848	10.668	-1.66	90
2013	9.282	10.848	16.87	71
2012	8.174	9.282	13.55	74
2011	8.904	8.174	-8.20	78
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
Invesco V.I. SmallCap Equity
2018	24.574	20.452	-16.77	25
2017	21.979	24.574	11.81	30
2016	20.009	21.979	9.85	31
2015	21.606	20.009	-7.39	31
2014	21.534	21.606	0.33	41
2013	15.968	21.534	34.86	52
2012	14.283	15.968	11.79	53
2011	14.655	14.283	-2.54	57
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50

Appendix I – Condensed Financial Information         216

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Value Opportunities
2018	$16.524	$13.089	-20.79%	9
2017	14.354	16.524	15.12	23
2016	12.375	14.354	15.99	28
2015	14.091	12.375	-12.18	39
2014	13.484	14.091	4.50	55
2013	10.275	13.484	31.23	77
2012	8.894	10.275	15.53	76
2011	9.344	8.894	-4.82	87
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
Janus Flexible Bond
2018	9.985	9.661	-3.25	13
2017	9.856	9.985	1.31	1
2016(4)	10.000	9.856	-1.44	-
MFS International Value
2018	11.952	10.575	-11.52	9
2017	9.614	11.952	24.32	8
2016	9.446	9.614	1.78	7
2015(5)	10.000	9.446	-5.54	4
MFS New Discovery
2018	13.543	13.045	-3.68	13
2017	10.936	13.543	23.84	12
2016	10.254	10.936	6.65	9
2015	10.691	10.254	-4.09	11
2014	11.791	10.691	-9.33	10
2013(1)	10.000	11.791	17.91	10
MFS Utilities
2018	22.338	22.071	-1.20	46
2017	19.903	22.338	12.24	43
2016	18.254	19.903	9.03	47
2015	21.848	18.254	-16.45	54
2014	19.818	21.848	10.24	79
2013	16.804	19.818	17.94	68
2012	15.121	16.804	11.13	52
2011	14.462	15.121	4.56	34
2010	12.979	14.462	11.43	27
2009(8)	10.000	12.979	29.79	15

Appendix I – Condensed Financial Information         217

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS Value
2018	$26.287	$23.096	-12.14%	15
2017	22.852	26.287	15.03	19
2016	20.491	22.852	11.52	32
2015	21.102	20.491	-2.90	35
2014	19.535	21.102	8.02	38
2013	14.685	19.535	33.03	39
2012	12.910	14.685	13.75	31
2011	13.212	12.910	-2.28	17
2010	12.102	13.212	9.17	10
2009(8)	10.000	12.102	21.02	7
Neuberger Berman AMT Large Cap Value
2018	21.562	20.912	-3.01	13
2017	19.403	21.562	11.12	14
2016	15.542	19.403	24.84	16
2015	17.978	15.542	-13.55	14
2014	16.697	17.978	7.67	29
2013	12.978	16.697	28.66	64
2012	11.339	12.978	14.45	89
2011	13.031	11.339	-12.98	106
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
Neuberger Berman AMT Mid Cap Growth
2018	11.947	10.941	-8.42	3
2017	9.784	11.947	22.11	6
2016	9.583	9.784	2.10	10
2015(5)	10.000	9.583	-4.17	22
Neuberger Berman AMT Socially Responsive
2018	24.221	22.379	-7.60	2
2017	20.864	24.221	16.09	10
2016	19.374	20.864	7.69	15
2015	19.858	19.374	-2.44	25
2014	18.354	19.858	8.19	44
2013	13.596	18.354	35.00	72
2012	12.480	13.596	8.94	86
2011	13.117	12.480	-4.85	94
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93

Appendix I – Condensed Financial Information         218

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2018	$15.280	$14.166	-7.29%	13
2017	13.729	15.280	11.30	20
2016	12.403	13.729	10.69	22
2015	13.903	12.403	-10.79	25
2014	14.117	13.903	-1.52	38
2013	14.350	14.117	-1.62	54
2012	12.719	14.350	12.82	59
2011	12.707	12.719	0.09	31
2010	11.446	12.707	11.02	81
2009(8)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2018	14.943	14.255	-4.60	50
2017	14.297	14.943	4.52	62
2016	12.969	14.297	10.24	130
2015	13.452	12.969	-3.59	67
2014	13.279	13.452	1.30	108
2013	12.800	13.279	3.74	116
2012	11.406	12.800	12.23	274
2011	11.241	11.406	1.47	353
2010(7)	10.000	11.241	12.41	226
PIMCO VIT Low Duration
2018	9.695	9.524	-1.76	-
2017	9.768	9.695	-0.75	-
2016	9.838	9.768	-0.71	-
2015(5)	10.000	9.838	-1.62	-
PIMCO VIT Total Return
2018	12.363	12.052	-2.52	68
2017	12.021	12.363	2.85	145
2016	11.944	12.021	0.64	123
2015	12.135	11.944	-1.57	116
2014	11.871	12.135	2.22	168
2013	12.343	11.871	-3.82	211
2012	11.473	12.343	7.58	505
2011	11.279	11.473	1.72	263
2010	10.627	11.279	6.14	151
2009(8)	10.000	10.627	6.27	48
Rydex Commodities Strategy
2018	7.093	5.900	-16.82	10
2017	6.929	7.093	2.36	12
2016	6.403	6.929	8.21	2
2015(5)	10.000	6.403	-35.97	-

Appendix I – Condensed Financial Information         219

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2018	$29.362	$29.252	-0.37%	84
2017	$22.052	$29.362	33.15	70
2016	22.378	22.052	-1.46	85
2015	20.605	22.378	8.60	90
2014	19.314	20.605	6.68	93
2013	13.977	19.314	38.18	88
2012	12.077	13.977	15.73	80
2011	12.137	12.077	-0.50	76
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
T. Rowe Price Health Sciences
2018	50.184	49.606	-1.15	36
2017	40.214	50.184	24.79	45
2016	45.950	40.214	-12.48	62
2015	41.681	45.950	10.24	86
2014	32.404	41.681	28.63	114
2013	21.945	32.404	47.66	135
2012	17.066	21.945	28.59	120
2011	15.748	17.066	8.37	110
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
Van Eck Global Hard Assets
2018	10.315	7.236	-29.85	46
2017	10.735	10.315	-3.91	62
2016	7.636	10.735	40.58	66
2015	11.738	7.636	-34.95	80
2014	14.848	11.738	-20.95	71
2013	13.722	14.848	8.21	70
2012	13.558	13.722	1.21	65
2011	16.579	13.558	-18.22	62
2010	13.124	16.579	26.33	50
2009(8)	10.000	13.124	31.24	23
Core Plus Bond
2018	22.318	21.564	-3.38	155
2017	21.724	22.318	2.74	195
2016	21.292	21.724	2.03	200
2015	21.828	21.292	-2.46	307
2014	21.161	21.828	3.15	502
2013	21.756	21.161	-2.73	934
2012	20.610	21.756	5.56	1,225
2011	19.606	20.610	5.12	1,242
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384

Appendix I – Condensed Financial Information         220

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced
2018	$15.536	$14.709	-5.32%	4,518
2017	14.223	15.536	9.23	5,732
2016	13.574	14.223	4.78	6,172
2015	13.827	13.574	-1.83	5,932
2014	13.133	13.827	5.28	5,558
2013	11.850	13.133	10.83	4,998
2012	11.004	11.850	7.69	3,694
2011	10.818	11.004	1.72	2,245
2010(7)	10.000	10.818	8.18	1,008
Diversified Balanced Managed Volatility
2018	11.722	11.121	-5.13	925
2017	10.783	11.722	8.71	961
2016	10.337	10.783	4.31	977
2015	10.545	10.337	-1.97	633
2014	10.064	10.545	4.78	392
2013(9)	9.919	10.064	1.46	‑
Diversified Growth
2018	17.193	16.091	-6.41	10,719
2017	15.358	17.193	11.95	13,126
2016	14.488	15.358	6.00	14,084
2015	14.755	14.488	-1.81	14,229
2014	13.960	14.755	5.69	13,505
2013	12.062	13.960	15.74	11,106
2012	11.008	12.062	9.57	7,150
2011	10.965	11.008	0.39	4,756
2010(7)	10.000	10.965	9.65	1,931
Diversified Growth Managed Volatility
2018	12.192	11.463	-5.98	1,954
2017	10.974	12.192	11.10	2,036
2016	10.408	10.974	5.44	2,187
2015	10.612	10.408	-1.92	1,831
2014	10.113	10.612	4.93	1,003
2013(9)	9.880	10.113	2.36	26
Diversified Income
2018	12.587	12.044	-4.32	918
2017	11.801	12.587	6.66	853
2016	11.405	11.801	3.47	918
2015	11.617	11.405	-1.82	745
2014	11.088	11.617	4.77	744
2013	10.451	11.088	6.10	668
2012(10)	10.034	10.451	4.16	406

Appendix I – Condensed Financial Information         221

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified International
2018	$30.296	$24.485	-19.18%	27
2017	23.947	30.296	26.51	55
2016	24.343	23.947	-1.63	88
2015	24.923	24.343	-2.33	134
2014	26.271	24.923	-5.13	264
2013	22.544	26.271	16.53	446
2012	19.391	22.544	16.26	561
2011	22.166	19.391	-12.52	626
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
Equity Income
2018	18.067	16.819	-6.91	177
2017	15.222	18.067	18.69	163
2016	13.420	15.222	13.43	221
2015	14.251	13.420	-5.83	614
2014	12.889	14.251	10.57	1,481
2013	10.321	12.889	24.88	3,117
2012	9.303	10.321	10.94	4,601
2011	8.988	9.303	3.51	5,277
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
Government & High Quality Bond
2018	11.474	11.349	-1.09	265
2017	11.490	11.474	-0.14	323
2016	11.515	11.490	-0.22	370
2015	11.655	11.515	-1.20	445
2014	11.315	11.655	3.00	646
2013	11.654	11.315	-2.91	1,048
2012	11.425	11.654	2.00	1,418
2011	10.956	11.425	4.28	1,176
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
Income
2018	10.325	10.199	-1.22	117
2017	10.020	10.325	3.04	60
2016	9.670	10.020	3.62	59
2015(5)	10.000	9.670	-3.30	2

Appendix I – Condensed Financial Information         222

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
International Emerging Markets
2018	$36.520	$28.267	-72.07%	24
2017	26.452	36.520	38.06	40
2016	24.668	26.452	7.23	52
2015	29.199	24.668	-15.52	88
2014	30.949	29.199	-5.65	167
2013	33.086	30.949	-6.46	254
2012	27.903	33.086	18.58	279
2011	34.450	27.903	-19.01	305
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
LargeCap Growth
2018	33.968	30.861	-9.15	12
2017	25.689	33.968	32.23	25
2016	27.627	25.689	-7.01	45
2015	26.847	27.627	2.91	67
2014	24.649	26.847	8.92	94
2013	18.762	24.649	31.38	126
2012	16.359	18.762	14.69	143
2011	17.400	16.359	-5.99	149
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
LargeCap Growth I
2018	69.154	70.216	1.54	18
2017	52.759	69.154	31.07	20
2016	53.154	52.759	-0.74	21
2015	50.316	53.154	5.64	26
2014	47.262	50.316	6.46	38
2013	35.386	47.262	33.56	63
2012	30.977	35.386	14.23	76
2011	31.658	30.977	-2.15	84
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
LargeCap S&P 500 Index
2018	19.072	30.861	61.81	170
2017	16.015	19.072	19.09	193
2016	14.641	16.015	9.38	211
2015	14.769	14.641	-0.87	224
2014	13.300	14.769	11.05	341
2013	10.266	13.300	29.55	508
2012	9.055	10.266	13.38	620
2011	9.067	9.055	-0.13	680
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665

Appendix I – Condensed Financial Information         223

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2018	$99.319	$90.968	-8.41%	33
2017	80.722	99.319	23.04	48
2016	74.616	80.722	8.18	65
2015	74.893	74.616	-0.37	117
2014	67.624	74.893	10.75	220
2013	51.468	67.624	31.39	391
2012	43.898	51.468	17.24	535
2011	41.293	43.898	6.31	617
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
Multi-Asset Income
2018	11.368	10.514	-7.51	1
2017	10.355	11.368	9.78	-
2016(4)	10.000	10.355	3.55	1
Principal Capital Appreciation
2018	19.462	18.424	-5.33	153
2017	16.442	19.462	18.37	191
2016	15.374	16.442	6.95	232
2015	15.350	15.374	0.16	424
2014	13.926	15.350	10.23	223
2013	10.701	13.926	30.14	231
2012	9.577	10.701	11.73	191
2011	9.743	9.577	-1.70	195
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
Principal LifeTime 2010
2018	15.706	14.797	-5.79	32
2017	14.380	15.706	9.22	52
2016	13.938	14.380	3.17	56
2015	14.389	13.938	-3.13	66
2014	14.006	14.389	2.73	104
2013	12.881	14.006	8.73	231
2012	11.738	12.881	9.73	415
2011	11.786	11.738	-0.41	463
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
Principal LifeTime 2020
2018	17.908	16.605	-7.28	95
2017	15.885	17.908	12.74	157
2016	15.324	15.885	3.66	201
2015	15.813	15.324	-3.09	474
2014	15.255	15.813	3.66	1,048
2013	13.403	15.255	13.82	2,104
2012	11.898	13.403	12.65	2,788
2011	12.251	11.898	-2.88	2,986
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168

Appendix I – Condensed Financial Information         224

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2018	$18.538	$16.885	-8.92%	62
2017	15.991	18.538	15.92	94
2016	15.410	15.991	3.77	511
2015	15.889	15.410	-3.01	614
2014	15.284	15.889	3.96	707
2013	13.089	15.284	16.77	739
2012	11.537	13.089	13.45	781
2011	12.019	11.537	-4.01	911
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
Principal LifeTime 2040
2018	19.645	17.742	-9.69	27
2017	16.606	19.645	18.30	34
2016	16.066	16.606	3.36	35
2015	16.531	16.066	-2.81	51
2014	15.879	16.531	4.11	70
2013	13.214	15.879	20.17	106
2012	11.534	13.214	14.56	132
2011	12.135	11.534	-4.95	145
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
Principal LifeTime 2050
2018	20.033	17.937	-10.46	14
2017	16.733	20.033	19.72	23
2016	16.169	16.733	3.49	26
2015	16.611	16.169	-2.66	34
2014	15.956	16.611	4.11	55
2013	13.136	15.956	21.47	76
2012	11.432	13.136	14.91	92
2011	12.123	11.432	-5.70	113
2010	10.627	12.123	14.08	108
2009	8.324	10.627	27.67	113
Principal LifeTime Strategic Income
2018	14.007	13.316	-4.93	29
2017	13.139	14.007	6.61	45
2016	12.793	13.139	2.70	95
2015	13.177	12.793	-2.91	104
2014	12.856	13.177	2.50	150
2013	12.465	12.856	3.14	217
2012	11.581	12.465	7.63	237
2011	11.396	11.581	1.63	240
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211

Appendix I – Condensed Financial Information         225

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Real Estate Securities
2018	$54.104	$50.792	-6.12%	65
2017	50.547	54.104	7.04	83
2016	48.719	50.547	3.75	94
2015	47.697	48.719	2.14	105
2014	36.636	47.697	30.19	137
2013	35.874	36.636	2.12	160
2012	31.190	35.874	15.02	167
2011	29.166	31.190	6.94	161
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
SAM Balanced
2018	15.394	14.327	-6.93	656
2017	13.631	15.394	12.93	1,124
2016	13.018	13.631	4.71	2,440
2015	13.390	13.018	-2.78	4,062
2014	12.788	13.390	4.71	5,099
2013	11.073	12.788	15.49	6,348
2012	10.005	11.073	10.67	6,676
2011	10.092	10.005	-0.86	6,895
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
SAM Conservative Balanced
2018	14.676	13.881	-5.42	363
2017	13.432	14.676	9.26	456
2016	12.883	13.432	4.26	659
2015	13.247	12.883	-2.75	1,288
2014	12.723	13.247	4.12	1,509
2013	11.626	12.723	9.44	1,630
2012	10.652	11.626	9.15	1,768
2011	10.608	10.652	0.42	1,853
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
SAM Conservative Growth
2018	15.656	14.328	-8.48	488
2017	13.334	15.656	17.41	670
2016	12.714	13.334	4.88	847
2015	13.114	12.714	-3.05	1,128
2014	12.454	13.114	5.30	1,278
2013	10.310	12.454	20.80	1,250
2012	9.199	10.310	12.08	1,149
2011	9.413	9.199	-2.27	1,055
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952

Appendix I – Condensed Financial Information         226

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Flexible Income
2018	$14.383	$13.819	-3.92%	598
2017	13.535	14.383	6.27	797
2016	12.899	13.535	4.93	1,234
2015	13.334	12.899	-3.26	1,445
2014	12.830	13.334	3.93	1,665
2013	12.136	12.830	5.72	1,967
2012	11.175	12.136	8.60	1,917
2011	11.011	11.175	1.49	1,716
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
SAM Strategic Growth
2018	15.767	14.124	-10.42	480
2017	13.160	15.767	19.81	694
2016	12.648	13.160	4.05	798
2015	13.116	12.648	-3.57	1,108
2014	12.313	13.116	6.52	1,123
2013	9.846	12.313	25.06	1,064
2012	8.683	9.846	13.40	901
2011	9.016	8.683	-3.69	861
2010	7.891	9.016	14.26	810
2009	6.307	7.891	25.11	841
Short-Term Income
2018	11.089	10.979	-0.99	43
2017	11.049	11.089	0.37	103
2016	11.036	11.049	0.12	201
2015	11.180	11.036	-1.29	410
2014	11.212	11.180	-0.29	937
2013	11.300	11.212	-0.78	1,776
2012	10.964	11.300	0.03	2,178
2011	11.017	10.964	-0.48	2,051
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
SmallCap
2018	23.708	20.706	-12.66	97
2017	21.428	23.708	10.64	121
2016	18.623	21.428	15.06	132
2015	19.018	18.623	-2.08	209
2014	18.497	19.018	2.82	35
2013(1)	15.158	18.497	22.03	26
Appendix I – Condensed Financial Information         227

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Northern Lights TOPS Aggressive Growth ETF
2018(11)	$10.000	$8.592	-14.08%	-
Northern Lights TOPS Balanced ETF
2018(11)	10.000	9.256	-7.44	-
Northern Lights TOPS Conservative ETF
2018(11)	10.000	9.585	-4.15	-
Northern Lights TOPS Growth ETF
2018(11)	10.000	8.781	-12.19	-
Northern Lights TOPS Moderate Growth ETF
2018(11)	10.000	9.093	-9.07	-

(1)	Commenced Operations on May 18, 2013

(2)	Commenced Operations on April 25, 2014

(3)	Commenced Operations on May 22, 2010

(4)	Commenced Operations on May 21, 2016

(5)	Commenced Operations on May 16, 2015

(6)	Commenced Operations on April 8, 2016

(7)	Commenced Operations on January 4, 2010

(8)	Commenced Operations on May 16, 2009

(9)	Commenced Operations on October 31, 2013

(10)	Commenced Operations on May 15, 2012

(11)	Commenced Operations on June 11, 2018

Appendix I – Condensed Financial Information         228

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL ® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Statement of Additional Information

dated May 1, 2019

This Statement of Additional Information provides information about the Principal ® Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2019.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal ® Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	12
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B
APPENDIX B - Principal Life Insurance Company

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal ® Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2018 received/retained	2017 received/retained	2016 received/retained
$10,443,907/$0	$17,241,084/$0	$25,029,442/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.
The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

3

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2018
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	0.77%	0.78%
with a surrender charge but without a Purchase Payment Credit Rider	-5.23%	-5.22%
without a surrender charge but with a Purchase Payment Credit Rider	0.17%	0.18%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2018 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-8.30%	4.53%	15.08%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-22.24%	2.40%	11.44%
American Asset Allocation	08/01/1989	-11.96%	3.32%	8.61%
American Blue Chip Income and Growth	07/05/2001	-15.95%	5.29%	10.28%
American Century VP Capital Appreciation	11/20/1987	-12.54%	3.61%	11.29%
American Century VP Inflation Protection	12/31/2002	-10.20%	-0.88%	1.65%
American Century VP Mid Cap Value	10/29/2004	-20.20%	4.38%	10.65%
American Century VP Ultra	05/01/2001	-6.83%	8.06%	13.20%
American Funds Global Small Capitalization	04/30/1998	-17.82%	1.30%	9.48%
American New World	06/17/1999	-21.26%	-1.16%	6.09%
BlackRock Global Allocation VI	02/28/1992	-14.89%	-0.09%	4.39%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-12.53%			0.40%
Columbia Limited Duration Credit	05/07/2010	-7.43%	-1.10%		0.46%
Core Plus Bond	12/18/1987	-8.81%	0.38%	4.25%
Delaware VIP Limited Term Diversified Income	05/01/2000	-7.38%	-0.91%	1.12%

4

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Delaware VIP Small Cap Value	05/01/2000	-24.13%	1.73%	10.51%
Deutsche Small Mid Cap Value	05/01/1996	-23.52%	-0.05%	8.14%
Diversified Balanced	12/30/2009	-10.77%	2.35%		4.99%
Diversified Balanced Managed Volatility	10/31/2013	-10.57%	2.06%		2.48%
Diversified Growth	12/30/2009	-11.86%	2.95%		6.04%
Diversified Growth Managed Volatility	10/31/2013	-11.43%	2.60%		3.18%
Diversified Income	05/15/2012	-9.76%	1.70%		3.39%
Diversified International	05/02/1994	-24.71%	-1.46%	5.16%
Dreyfus IP Technology Growth	08/31/1999	-8.67%	8.63%	15.28%
Equity Income	04/28/1998	-12.36%	5.60%	10.30%
Fidelity VIP Contrafund	01/03/1995	-13.97%	4.52%	10.87%
Fidelity VIP Equity-Income	10/09/1986	-15.84%	2.72%	9.49%
Fidelity VIP Government Money Market	04/01/1982	-5.79%	-1.54%	-1.05%
Fidelity VIP Growth	10/09/1986	-7.84%	7.89%	13.19%
Fidelity VIP Mid Cap	12/28/1998	-21.98%	1.68%	10.08%
Fidelity VIP Overseas	01/28/1987	-22.27%	-2.24%	4.83%
Franklin Global Real Estate VIP	01/24/1989	-14.10%	1.66%	6.30%
Franklin Small Cap Value VIP	04/30/1998	-20.12%	1.15%	10.14%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-17.73%	1.06%	9.58%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-15.92%	3.62%	11.39%
Government & High Quality Bond	05/06/1993	-6.52%	0.05%	1.77%
Guggenheim Floating Rate Strategies	04/22/2013	-8.21%	0.79%		1.13%
Guggenheim Global Managed Futures Strategy	11/07/2008	-16.32%	-3.51%	-4.65%
Guggenheim Long Short Equity Fund	05/01/2002	-20.17%	-1.11%	3.96%
Guggenheim Multi-Hedge Strategies	11/29/2005	-12.42%	-1.18%	-0.02%
Guggenheim Rydex Commodities Strategy	09/30/2005	-22.33%	-18.14%	-8.81%
Income	05/07/1993	-6.65%	1.23%	4.35%
International Emerging Markets	10/24/2000	-28.15%	-1.87%	5.42%
Invesco Global Health Care	05/21/1997	-6.53%	3.01%	10.16%
Invesco VI International Growth	05/05/1993	-22.19%	-1.65%	5.78%
Invesco VI Small Cap Equity	08/29/2003	-22.29%	-1.07%	8.32%
Invesco VI Value Opportunities	09/10/2001	-26.33%	-0.62%	8.56%
Janus Henderson Flexible Bond	09/13/1993	-8.69%	-0.28%	2.82%
LargeCap Growth	05/02/1994	-14.62%	4.71%	10.54%
LargeCap Growth I	06/01/1994	-3.87%	8.44%	15.27%
LargeCap S&P 500 Index	05/03/1999	-11.93%	6.20%	11.28%
MFS New Discovery	05/01/1998	-9.11%	2.09%	13.72%
MFS Utilities	01/03/1995	-6.62%	2.23%	8.93%
MFS Value	01/02/2002	-17.63%	3.49%	9.29%
MFS VIT International Value	08/23/2001	-17.01%	3.02%	8.18%
MidCap	12/18/1987	-13.87%	6.26%	14.09%
Multi-Asset Income	07/28/2015	-12.97%			0.47%
Neuberger Berman AMT Large Cap Value	03/22/1994	-8.44%	4.72%	11.47%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-13.89%	3.61%	11.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-13.06%	4.15%	10.90%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-20.43%			-0.11%
Northern Lights TOPS Balanced ETF	07/22/2015	-13.05%			-0.21%
Northern Lights TOPS Conservative ETF	07/22/2015	-9.87%			-0.45%

5

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Northern Lights TOPS Growth ETF	07/22/2015	-16.12%			0.62%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-13.72%			0.32%
PIMCO VIT All Asset	04/30/2003	-12.75%	0.06%	4.58%
PIMCO VIT High Yield Portfolio	04/30/1998	-10.05%	1.46%	7.60%
PIMCO VIT Low Duration	03/31/2006	-7.19%	-1.31%	1.33%
PIMCO VIT Total Return	12/31/1997	-7.95%	0.30%	3.01%
Principal Capital Appreciation	04/28/1998	-10.78%	5.90%	11.21%
Principal LifeTime 2010	08/30/2004	-11.24%	1.12%	6.21%
Principal LifeTime 2020	08/30/2004	-12.74%	1.75%	7.34%
Principal LifeTime 2030	08/30/2004	-14.38%	2.06%	7.82%
Principal LifeTime 2040	08/30/2004	-15.16%	2.30%	8.40%
Principal LifeTime 2050	08/30/2004	-15.94%	2.42%	8.61%
Principal LifeTime Strategic Income	08/30/2004	-10.38%	0.71%	4.67%
Real Estate Securities	05/01/1998	-11.57%	6.92%	11.17%
SAM Balanced	06/03/1997	-12.39%	2.35%	7.39%
SAM Conservative Balanced	04/23/1998	-10.86%	1.80%	6.12%
SAM Conservative Growth	06/03/1997	-13.95%	2.91%	8.46%
SAM Flexible Income	09/09/1997	-9.36%	1.53%	5.45%
SAM Strategic Growth	06/03/1997	-15.90%	2.85%	9.03%
Short-Term Income	01/12/1994	-6.41%	-0.45%	1.54%
SmallCap	05/01/1998	-18.16%	2.34%	10.61%
T. Rowe Price Blue Chip Growth	12/29/2000	-5.79%	8.87%	15.02%
T. Rowe Price Health Sciences	12/29/2000	-6.57%	9.11%	17.17%
Templeton Global Bond VIP	01/24/1989	-5.55%	-1.32%	3.49%
VanEck VIP Global Hard Assets	05/01/2006	-35.44%	-13.97%	-1.05%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-2.30%	5.03%	15.08%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-16.24%	2.94%	11.44%
American Asset Allocation	08/01/1989	-5.96%	3.84%	8.61%
American Blue Chip Income and Growth	07/05/2001	-9.95%	5.77%	10.28%
American Century VP Capital Appreciation	11/20/1987	-6.54%	4.12%	11.29%
American Century VP Inflation Protection	12/31/2002	-4.20%	-0.27%	1.65%
American Century VP Mid Cap Value	10/29/2004	-14.20%	4.88%	10.65%
American Century VP Ultra	05/01/2001	-0.83%	8.50%	13.20%
American Funds Global Small Capitalization	04/30/1998	-11.82%	1.86%	9.48%
American New World	06/17/1999	-15.26%	-0.54%	6.09%
BlackRock Global Allocation VI	02/28/1992	-8.89%	0.50%	4.39%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-6.53%			1.02%
Columbia Limited Duration Credit	05/07/2010	-1.43%	-0.48%		0.46%
Core Plus Bond	12/18/1987	-2.81%	0.96%	4.25%
Delaware VIP Limited Term Diversified Income	05/01/2000	-1.38%	-0.29%	1.12%
Delaware VIP Small Cap Value	05/01/2000	-18.13%	2.29%	10.51%
Deutsche Small Mid Cap Value	05/01/1996	-17.52%	0.54%	8.14%
Diversified Balanced	12/30/2009	-4.77%	2.89%		4.99%

6

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Balanced Managed Volatility	10/31/2013	-4.57%	2.61%		2.83%
Diversified Growth	12/30/2009	-5.86%	3.48%		6.04%
Diversified Growth Managed Volatility	10/31/2013	-5.43%	3.13%		3.51%
Diversified Income	05/15/2012	-3.76%	2.26%		3.39%
Diversified International	05/02/1994	-18.71%	-0.83%	5.16%
Dreyfus IP Technology Growth	08/31/1999	-2.67%	9.06%	15.28%
Equity Income	04/28/1998	-6.36%	6.08%	10.30%
Fidelity VIP Contrafund	01/03/1995	-7.97%	5.01%	10.87%
Fidelity VIP Equity-Income	10/09/1986	-9.84%	3.25%	9.49%
Fidelity VIP Government Money Market	04/01/1982	0.21%	-0.91%	-1.05%
Fidelity VIP Growth	10/09/1986	-1.84%	8.33%	13.19%
Fidelity VIP Mid Cap	12/28/1998	-15.98%	2.24%	10.08%
Fidelity VIP Overseas	01/28/1987	-16.27%	-1.60%	4.83%
Franklin Global Real Estate VIP	01/24/1989	-8.10%	2.21%	6.30%
Franklin Small Cap Value VIP	04/30/1998	-14.12%	1.72%	10.14%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-11.73%	1.63%	9.58%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-9.92%	4.13%	11.39%
Government & High Quality Bond	05/06/1993	-0.52%	0.64%	1.77%
Guggenheim Floating Rate Strategies	04/22/2013	-2.21%	1.37%		1.46%
Guggenheim Global Managed Futures Strategy	11/07/2008	-10.32%	-2.83%	-4.65%
Guggenheim Long Short Equity Fund	05/01/2002	-14.17%	-0.49%	3.96%
Guggenheim Multi-Hedge Strategies	11/29/2005	-6.42%	-0.56%	-0.02%
Guggenheim Rydex Commodities Strategy	09/30/2005	-16.33%	-16.84%	-8.81%
Income	05/07/1993	-0.65%	1.80%	4.35%
International Emerging Markets	10/24/2000	-22.15%	-1.23%	5.42%
Invesco Global Health Care	05/21/1997	-0.53%	3.54%	10.16%
Invesco VI International Growth	05/05/1993	-16.19%	-1.02%	5.78%
Invesco VI Small Cap Equity	08/29/2003	-16.29%	-0.45%	8.32%
Invesco VI Value Opportunities	09/10/2001	-20.33%	-0.01%	8.56%
Janus Henderson Flexible Bond	09/13/1993	-2.69%	0.32%	2.82%
LargeCap Growth	05/02/1994	-8.62%	5.21%	10.54%
LargeCap Growth I	06/01/1994	2.13%	8.87%	15.27%
LargeCap S&P 500 Index	05/03/1999	-5.93%	6.66%	11.28%
MFS New Discovery	05/01/1998	-3.11%	2.63%	13.72%
MFS Utilities	01/03/1995	-0.62%	2.77%	8.93%
MFS Value	01/02/2002	-11.63%	4.01%	9.29%
MFS VIT International Value	08/23/2001	-11.01%	3.55%	8.18%
MidCap	12/18/1987	-7.87%	6.73%	14.09%
Multi-Asset Income	07/28/2015	-6.97%			1.61%
Neuberger Berman AMT Large Cap Value	03/22/1994	-2.44%	5.21%	11.47%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-7.89%	4.12%	11.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-7.06%	4.65%	10.90%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-14.43%			1.04%
Northern Lights TOPS Balanced ETF	07/22/2015	-7.05%			0.95%
Northern Lights TOPS Conservative ETF	07/22/2015	-3.87%			0.71%
Northern Lights TOPS Growth ETF	07/22/2015	-10.12%			1.75%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-7.72%			1.45%
PIMCO VIT All Asset	04/30/2003	-6.75%	0.65%	4.58%

7

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO VIT High Yield Portfolio	04/30/1998	-4.05%	2.02%	7.60%
PIMCO VIT Low Duration	03/31/2006	-1.19%	-0.69%	1.33%
PIMCO VIT Total Return	12/31/1997	-1.95%	0.88%	3.01%
Principal Capital Appreciation	04/28/1998	-4.78%	6.37%	11.21%
Principal LifeTime 2010	08/30/2004	-5.24%	1.69%	6.21%
Principal LifeTime 2020	08/30/2004	-6.74%	2.30%	7.34%
Principal LifeTime 2030	08/30/2004	-8.38%	2.61%	7.82%
Principal LifeTime 2040	08/30/2004	-9.16%	2.84%	8.40%
Principal LifeTime 2050	08/30/2004	-9.94%	2.96%	8.61%
Principal LifeTime Strategic Income	08/30/2004	-4.38%	1.29%	4.67%
Real Estate Securities	05/01/1998	-5.57%	7.38%	11.17%
SAM Balanced	06/03/1997	-6.39%	2.89%	7.39%
SAM Conservative Balanced	04/23/1998	-4.86%	2.35%	6.12%
SAM Conservative Growth	06/03/1997	-7.95%	3.44%	8.46%
SAM Flexible Income	09/09/1997	-3.36%	2.09%	5.45%
SAM Strategic Growth	06/03/1997	-9.90%	3.38%	9.03%
Short-Term Income	01/12/1994	-0.41%	0.16%	1.54%
SmallCap	05/01/1998	-12.16%	2.88%	10.61%
T. Rowe Price Blue Chip Growth	12/29/2000	0.21%	9.29%	15.02%
T. Rowe Price Health Sciences	12/29/2000	-0.57%	9.53%	17.17%
Templeton Global Bond VIP	01/24/1989	0.45%	-0.69%	3.49%
VanEck VIP Global Hard Assets	05/01/2006	-29.44%	-12.90%	-1.05%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-10.89%	3.72%	14.39%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-24.74%	1.59%	10.77%
American Asset Allocation	08/01/1989	-14.52%	2.51%	7.96%
American Blue Chip Income and Growth	07/05/2001	-18.50%	4.47%	9.62%
American Century VP Capital Appreciation	11/20/1987	-15.11%	2.79%	10.62%
American Century VP Inflation Protection	12/31/2002	-12.77%	-1.71%	1.04%
American Century VP Mid Cap Value	10/29/2004	-22.72%	3.56%	9.99%
American Century VP Ultra	05/01/2001	-9.43%	7.25%	12.52%
American Funds Global Small Capitalization	04/30/1998	-20.35%	0.48%	8.82%
American New World	06/17/1999	-23.77%	-1.99%	5.46%
BlackRock Global Allocation VI	02/28/1992	-17.44%	-0.91%	3.77%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-15.09%			-0.44%
Columbia Limited Duration Credit	05/07/2010	-10.03%	-1.93%		-0.14%
Core Plus Bond	12/18/1987	-11.40%	-0.44%	3.63%
Delaware VIP Limited Term Diversified Income	05/01/2000	-9.98%	-1.73%	0.52%
Delaware VIP Small Cap Value	05/01/2000	-26.62%	0.91%	9.84%
Deutsche Small Mid Cap Value	05/01/1996	-26.01%	-0.88%	7.49%
Diversified Balanced Managed Volatility	10/31/2013	-13.15%	1.25%		1.68%
Diversified Balanced	12/30/2009	-13.34%	1.53%		4.36%
Diversified Growth Managed Volatility	10/31/2013	-14.00%	1.78%		2.37%
Diversified Growth	12/30/2009	-14.43%	2.14%		5.40%

8

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Income	05/15/2012	-12.34%	0.89%		2.51%
Diversified International	05/02/1994	-27.20%	-2.28%	4.53%
Dreyfus IP Technology Growth	08/31/1999	-11.25%	7.82%	14.59%
Equity Income	04/28/1998	-14.92%	4.79%	9.64%
Fidelity VIP Contrafund	01/03/1995	-16.52%	3.70%	10.21%
Fidelity VIP Equity-Income	10/09/1986	-18.38%	1.90%	8.83%
Fidelity VIP Government Money Market	04/01/1982	-8.40%	-2.37%	-1.64%
Fidelity VIP Growth	10/09/1986	-10.44%	7.08%	12.51%
Fidelity VIP Mid Cap	12/28/1998	-24.49%	0.86%	9.42%
Fidelity VIP Overseas	01/28/1987	-24.77%	-3.08%	4.20%
Franklin Global Real Estate VIP	01/24/1989	-16.65%	0.84%	5.66%
Franklin Small Cap Value VIP	04/30/1998	-22.63%	0.33%	9.48%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-20.26%	0.24%	8.92%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-18.46%	2.80%	10.72%
Government & High Quality Bond	05/06/1993	-9.12%	-0.78%	1.16%
Guggenheim Floating Rate Strategies	04/22/2013	-10.80%	-0.03%		0.34%
Guggenheim Global Managed Futures Strategy	11/07/2008	-18.86%	-4.35%	-5.23%
Guggenheim Long Short Equity Fund	05/01/2002	-22.69%	-1.94%	3.34%
Guggenheim Multi-Hedge Strategies	11/29/2005	-14.99%	-2.01%	-0.61%
Guggenheim Rydex Commodities Strategy	09/30/2005	-24.84%	-19.13%	-9.36%
Income	05/07/1993	-9.24%	0.41%	3.72%
International Emerging Markets	10/24/2000	-30.62%	-2.70%	4.79%
Invesco Global Health Care	05/21/1997	-9.13%	2.20%	9.50%
Invesco VI International Growth	05/05/1993	-24.69%	-2.48%	5.14%
Invesco VI Small Cap Equity	08/29/2003	-24.79%	-1.90%	7.67%
Invesco VI Value Opportunities	09/10/2001	-28.81%	-1.45%	7.91%
Janus Henderson Flexible Bond	09/13/1993	-11.27%	-1.10%	2.20%
LargeCap Growth I	06/01/1994	-6.48%	7.63%	14.58%
LargeCap Growth	05/02/1994	-17.17%	3.90%	9.88%
LargeCap S&P 500 Index	05/03/1999	-14.50%	5.39%	10.61%
MFS New Discovery	05/01/1998	-11.70%	1.27%	13.04%
MFS Utilities	01/03/1995	-9.22%	1.41%	8.28%
MFS Value	01/02/2002	-20.16%	2.67%	8.64%
MFS VIT International Value	08/23/2001	-19.54%	2.21%	7.53%
MidCap	12/18/1987	-16.43%	5.45%	13.41%
Multi-Asset Income	07/28/2015	-15.53%			-0.45%
Neuberger Berman AMT Large Cap Value	03/22/1994	-11.03%	3.91%	10.80%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-16.44%	2.79%	10.44%
Neuberger Berman AMT Socially Responsive	02/18/1999	-15.62%	3.33%	10.24%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-20.03%			-0.19%
Northern Lights TOPS Balanced ETF	07/22/2015	-15.71%			-1.34%
Northern Lights TOPS Conservative ETF	07/22/2015	-12.55%			-1.59%
Northern Lights TOPS Growth ETF	07/22/2015	-18.76%			-0.52%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-16.38%			-0.82%
PIMCO VIT All Asset	04/30/2003	-15.31%	-0.76%	3.96%
PIMCO VIT High Yield Portfolio	04/30/1998	-12.63%	0.64%	6.96%
PIMCO VIT Low Duration	03/31/2006	-9.78%	-2.14%	0.73%
PIMCO VIT Total Return	12/31/1997	-10.54%	-0.52%	2.40%

9

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal Capital Appreciation	04/28/1998	-13.35%	5.09%	10.55%
Principal LifeTime 2010	08/30/2004	-13.81%	0.30%	5.58%
Principal LifeTime 2020	08/30/2004	-15.30%	0.93%	6.70%
Principal LifeTime 2030	08/30/2004	-16.94%	1.24%	7.18%
Principal LifeTime 2040	08/30/2004	-17.71%	1.48%	7.75%
Principal LifeTime 2050	08/30/2004	-18.48%	1.61%	7.96%
Principal LifeTime Strategic Income	08/30/2004	-12.95%	-0.11%	4.05%
Real Estate Securities	05/01/1998	-14.14%	6.11%	10.51%
SAM Balanced	06/03/1997	-14.95%	1.54%	6.75%
SAM Conservative Balanced	04/23/1998	-13.43%	0.98%	5.48%
SAM Conservative Growth	06/03/1997	-16.50%	2.10%	7.81%
SAM Flexible Income	09/09/1997	-11.94%	0.71%	4.81%
SAM Strategic Growth	06/03/1997	-18.44%	2.03%	8.38%
Short-Term Income	01/12/1994	-9.01%	-1.27%	0.93%
SmallCap	05/01/1998	-20.69%	1.52%	9.95%
T. Rowe Price Blue Chip Growth	12/29/2000	-8.39%	8.06%	14.33%
T. Rowe Price Health Sciences	12/29/2000	-9.17%	8.30%	16.47%
Templeton Global Bond VIP	01/24/1989	-8.15%	-2.15%	2.87%
VanEck VIP Global Hard Assets	05/01/2006	-37.87%	-14.89%	-1.65%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-2.89%	4.40%	14.39%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-16.74%	2.33%	10.77%
American Asset Allocation	08/01/1989	-6.52%	3.22%	7.96%
American Blue Chip Income and Growth	07/05/2001	-10.50%	5.14%	9.62%
American Century VP Capital Appreciation	11/20/1987	-7.11%	3.50%	10.62%
American Century VP Inflation Protection	12/31/2002	-4.77%	-0.86%	1.04%
American Century VP Mid Cap Value	10/29/2004	-14.72%	4.25%	9.99%
American Century VP Ultra	05/01/2001	-1.43%	7.85%	12.52%
American Funds Global Small Capitalization	04/30/1998	-12.35%	1.25%	8.82%
American New World	06/17/1999	-15.77%	-1.14%	5.46%
BlackRock Global Allocation VI	02/28/1992	-9.44%	-0.10%	3.77%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-7.09%			0.42%
Columbia Limited Duration Credit	05/07/2010	-2.03%	-1.08%		-0.14%
Core Plus Bond	12/18/1987	-3.40%	0.36%	3.63%
Delaware VIP Limited Term Diversified Income	05/01/2000	-1.98%	-0.89%	0.52%
Delaware VIP Small Cap Value	05/01/2000	-18.62%	1.67%	9.84%
Deutsche Small Mid Cap Value	05/01/1996	-18.01%	-0.06%	7.49%
Diversified Balanced Managed Volatility	10/31/2013	-5.15%	2.00%		2.21%
Diversified Balanced	12/30/2009	-5.34%	2.27%		4.36%
Diversified Growth Managed Volatility	10/31/2013	-6.00%	2.52%		2.89%
Diversified Growth	12/30/2009	-6.43%	2.86%		5.40%
Diversified Income	05/15/2012	-4.34%	1.65%		2.77%
Diversified International	05/02/1994	-19.20%	-1.42%	4.53%
Dreyfus IP Technology Growth	08/31/1999	-3.25%	8.40%	14.59%

10

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Equity Income	04/28/1998	-6.92%	5.45%	9.64%
Fidelity VIP Contrafund	01/03/1995	-8.52%	4.38%	10.21%
Fidelity VIP Equity-Income	10/09/1986	-10.38%	2.63%	8.83%
Fidelity VIP Government Money Market	04/01/1982	-0.40%	-1.50%	-1.64%
Fidelity VIP Growth	10/09/1986	-2.44%	7.68%	12.51%
Fidelity VIP Mid Cap	12/28/1998	-16.49%	1.63%	9.42%
Fidelity VIP Overseas	01/28/1987	-16.77%	-2.19%	4.20%
Franklin Global Real Estate VIP	01/24/1989	-8.65%	1.60%	5.66%
Franklin Small Cap Value VIP	04/30/1998	-14.63%	1.11%	9.48%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-12.26%	1.02%	8.92%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-10.46%	3.51%	10.72%
Government & High Quality Bond	05/06/1993	-1.12%	0.04%	1.16%
Guggenheim Floating Rate Strategies	04/22/2013	-2.80%	0.76%		0.85%
Guggenheim Global Managed Futures Strategy	11/07/2008	-10.86%	-3.41%	-5.23%
Guggenheim Long Short Equity Fund	05/01/2002	-14.69%	-1.09%	3.34%
Guggenheim Multi-Hedge Strategies	11/29/2005	-6.99%	-1.16%	-0.61%
Guggenheim Rydex Commodities Strategy	09/30/2005	-16.84%	-17.34%	-9.36%
Income	05/07/1993	-1.24%	1.19%	3.72%
International Emerging Markets	10/24/2000	-22.62%	-1.82%	4.79%
Invesco Global Health Care	05/21/1997	-1.13%	2.92%	9.50%
Invesco VI International Growth	05/05/1993	-16.69%	-1.61%	5.14%
Invesco VI Small Cap Equity	08/29/2003	-16.79%	-1.05%	7.67%
Invesco VI Value Opportunities	09/10/2001	-20.81%	-0.61%	7.91%
Janus Henderson Flexible Bond	09/13/1993	-3.27%	-0.28%	2.20%
LargeCap Growth I	06/01/1994	1.52%	8.22%	14.58%
LargeCap Growth	05/02/1994	-9.17%	4.58%	9.88%
LargeCap S&P 500 Index	05/03/1999	-6.50%	6.03%	10.61%
MFS New Discovery	05/01/1998	-3.70%	2.02%	13.04%
MFS Utilities	01/03/1995	-1.22%	2.15%	8.28%
MFS Value	01/02/2002	-12.16%	3.38%	8.64%
MFS VIT International Value	08/23/2001	-11.54%	2.93%	7.53%
MidCap	12/18/1987	-8.43%	6.09%	13.41%
Multi-Asset Income	07/28/2015	-7.53%			1.00%
Neuberger Berman AMT Large Cap Value	03/22/1994	-3.03%	4.58%	10.80%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-8.44%	3.50%	10.44%
Neuberger Berman AMT Socially Responsive	02/18/1999	-7.62%	4.03%	10.24%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-12.03%			1.24%
Northern Lights TOPS Balanced ETF	07/22/2015	-7.71%			0.13%
Northern Lights TOPS Conservative ETF	07/22/2015	-4.55%			-0.11%
Northern Lights TOPS Growth ETF	07/22/2015	-10.76%			0.93%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-8.38%			0.64%
PIMCO VIT All Asset	04/30/2003	-7.31%	0.05%	3.96%
PIMCO VIT High Yield Portfolio	04/30/1998	-4.63%	1.41%	6.96%
PIMCO VIT Low Duration	03/31/2006	-1.78%	-1.28%	0.73%
PIMCO VIT Total Return	12/31/1997	-2.54%	0.28%	2.40%
Principal Capital Appreciation	04/28/1998	-5.35%	5.74%	10.55%
Principal LifeTime 2010	08/30/2004	-5.81%	1.08%	5.58%
Principal LifeTime 2020	08/30/2004	-7.30%	1.69%	6.70%

11

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2030	08/30/2004	-8.94%	1.99%	7.18%
Principal LifeTime 2040	08/30/2004	-9.71%	2.22%	7.75%
Principal LifeTime 2050	08/30/2004	-10.48%	2.35%	7.96%
Principal LifeTime Strategic Income	08/30/2004	-4.95%	0.68%	4.05%
Real Estate Securities	05/01/1998	-6.14%	6.73%	10.51%
SAM Balanced	06/03/1997	-6.95%	2.28%	6.75%
SAM Conservative Balanced	04/23/1998	-5.43%	1.74%	5.48%
SAM Conservative Growth	06/03/1997	-8.50%	2.82%	7.81%
SAM Flexible Income	09/09/1997	-3.94%	1.47%	4.81%
SAM Strategic Growth	06/03/1997	-10.44%	2.76%	8.38%
Short-Term Income	01/12/1994	-1.01%	-0.44%	0.93%
SmallCap	05/01/1998	-12.69%	2.26%	9.95%
T. Rowe Price Blue Chip Growth	12/29/2000	-0.39%	8.64%	14.33%
T. Rowe Price Health Sciences	12/29/2000	-1.17%	8.87%	16.47%
Templeton Global Bond VIP	01/24/1989	-0.15%	-1.29%	2.87%
VanEck VIP Global Hard Assets	05/01/2006	-29.87%	-13.42%	-1.65%
TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2018	$5,500	$11,000
2019	$6,000	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2018 and 2019. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $193,000 and $203,000 in 2019.

12

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2018	$101,000	$121,000	2018	$63,000	$73,000
2019	$103,000	$123,000	2019	$64,000	$74,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own traditional IRA for the year in which he/she reaches age 70½ or for any year thereafter.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.
Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of distributions from the IRA contract, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS

13

Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $56,000 (plus if applicable the $6,000 catch-up contribution) for 2019.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2018	$18,500	$6,000
2019	$19,000	$6,000

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2019.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $13,000 limit in 2019) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2019, an individual under age 50 defers the maximum of $13,000 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($19,000 - $13,000) to the 401(k) plan for 2019.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2018	$12,500	$3,000	$18,500
2019	$13,000	$3,000	$19,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.

14

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2018	$5,500	$1,000
2019	$6,000	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2018 and 2019.
For 2019, the maximum contribution is phased out for single taxpayers with adjusted gross income between $122,000 and $137,000 and for joint filers with adjusted gross income between $193,000 and $203,000 (see chart below).

Modified Adjusted Gross Income Limits - 2019
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
$122,000 or less	$193,000 or less	Full Contribution
$122,000 – $137,000	$193,000 – $203,000	Partial Contribution*
$137,000 & over	$203,000 & over	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.

15

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

16

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and the changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 29, 2019

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Listed Private Equity Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock Advantage U.S. Total Market Class III Division
BlackRock Global Allocation Class III Division
BlackRock iShares Dynamic Allocation Class III Division
Calvert EAFE International Index Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Core Plus Bond Class 2 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
Diversified International Class 2 Division
Dreyfus IP MidCap Stock Service Shares Division
Dreyfus IP Technology Growth Service Shares Division
DWS Alternative Asset Allocation Class B Division (1)
DWS Equity 500 Index Class B2 Division (2)
DWS Small Mid Cap Value Class B Division (3)
Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division

For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Franklin Global Real Estate VIP Class 2 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Government & High Quality Bond Class 2 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
Income Class 1 Division
Income Class 2 Division
International Emerging Markets Class 1 Division
International Emerging Markets Class 2 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division (4)
Invesco Health Care Series II Division (5)
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth Class 1 Division
LargeCap Growth Class 2 Division
LargeCap Growth I Class 1 Division
LargeCap Growth I Class 2 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Multi-Asset Income Class 1 Division
Multi-Asset Income Class 2 Division
Neuberger Berman AMT Large Cap Value Class I Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division (6)
Oppenheimer Main Street Small Cap Service Shares Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy M Class Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2020 Class 2 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2030 Class 2 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2040 Class 2 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2050 Class 2 Division
Principal LifeTime Strategic Income Class 1 Division

Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
Short-Term Income Class 2 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
VanEck Global Hard Assets Class S Division

Diversified Balanced Class 1 Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 26, 2017 (commencement of operations) through December 31, 2017
Diversified Balanced Volatility Control Class 2 Division Diversified Growth Volatility Control Class 2 Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 6, 2017 (commencement of operations) through December 31, 2017
Calvert Investment Grade Bond Portfolio Class F Division
Franklin Income VIP Class 4 Division
Neuberger Berman AMT Sustainable Equity Class S Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
For the period from June 11, 2018 (commencement of operations) through December 31, 2018
(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(4) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(5) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(6) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,470,552	$4,134,456	$224,810	$1,846,370
Total assets	4,470,552	4,134,456	224,810	1,846,370
Total liabilities	—	—	—	—
Net assets	$4,470,552	$4,134,456	$224,810	$1,846,370

Net assets
Applicable to accumulation units	$4,470,552	$4,134,456	$224,810	$1,846,370
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,470,552	$4,134,456	$224,810	$1,846,370

Investments in shares of mutual funds, at cost	$4,556,450	$4,782,126	$259,658	$1,896,806

Shares of mutual funds owned	269,635	244,209	20,308	130,302

Accumulation units outstanding	132,323	315,786	24,056	148,908
Annuitized units outstanding	—	—	—	—
Total units outstanding	132,323	315,786	24,056	148,908

Statements of Operations
Year ended December 31, 2018
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$24,675	$12,312	$—

Expenses:
Mortality and expense risks	66,205	64,855	1,357	29,227
Administrative charges	7,946	7,512	233	3,508
Separate account rider charges	3,293	5,691	—	1,455
Net investment income (loss)	(77,444)	(53,383)	10,722	(34,190)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,472)	(54,434)	856	30,768
Capital gains distributions	256,308	411,630	622	12,876
Total realized gains (losses) on investments	192,836	357,196	1,478	43,644

Change in net unrealized appreciation (depreciation)
of investments	(215,621)	(1,153,428)	(40,514)	(139,577)

Net gains (losses) on investments	(100,229)	(849,615)	(28,314)	(130,123)

Net increase (decrease) in net assets resulting from operations	$(100,229)	$(849,615)	$(28,314)	$(130,123)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$9,022,836	$34,370,212	$7,713,524	$3,466,960
Total assets	9,022,836	34,370,212	7,713,524	3,466,960
Total liabilities	—	—	—	—
Net assets	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Net assets
Applicable to accumulation units	$9,022,836	$34,370,212	$7,713,524	$3,466,960
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Investments in shares of mutual funds, at cost	$7,915,690	$36,975,258	$8,353,909	$2,898,996

Shares of mutual funds owned	1,000,315	3,565,375	421,044	199,250

Accumulation units outstanding	443,100	2,719,107	365,786	157,328
Annuitized units outstanding	—	—	—	—
Total units outstanding	443,100	2,719,107	365,786	157,328

Statements of Operations
Year ended December 31, 2018
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$201,625	$1,103,366	$118,515	$9,955

Expenses:
Mortality and expense risks	121,364	494,624	118,553	49,312
Administrative charges	3,848	59,279	13,278	1,973
Separate account rider charges	—	1,124	6,887	—
Net investment income (loss)	76,413	548,339	(20,203)	(41,330)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	841,103	(1,924,563)	218,713	351,229
Capital gains distributions	813,356	—	591,310	383,697
Total realized gains (losses) on investments	1,654,459	(1,924,563)	810,023	734,926

Change in net unrealized appreciation (depreciation)
of investments	(2,472,593)	(338,271)	(2,086,089)	(679,662)

Net gains (losses) on investments	(741,721)	(1,714,495)	(1,296,269)	13,934

Net increase (decrease) in net assets resulting from operations	$(741,721)	$(1,714,495)	$(1,296,269)	$13,934

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$26,046,341	$12,705,246	$2,447,294	$3,674,175
Total assets	26,046,341	12,705,246	2,447,294	3,674,175
Total liabilities	—	—	—	—
Net assets	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Net assets
Applicable to accumulation units	$26,046,341	$12,705,246	$2,447,294	$3,674,175
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Investments in shares of mutual funds, at cost	$21,544,397	$8,386,711	$2,617,857	$3,972,045

Shares of mutual funds owned	1,524,962	1,267,989	116,095	175,044

Accumulation units outstanding	1,017,950	607,893	214,289	353,457
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,017,950	607,893	214,289	353,457

Statements of Operations
Year ended December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$37,209	$229,369	$43,902	$55,276

Expenses:
Mortality and expense risks	386,445	190,380	26,644	28,960
Administrative charges	46,379	8,728	2,824	4,634
Separate account rider charges	5,508	—	2,664	—
Net investment income (loss)	(401,123)	30,261	11,770	21,682

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,721,037	811,328	13,256	2,993
Capital gains distributions	3,321,386	975	82,257	145,383
Total realized gains (losses) on investments	9,042,423	812,303	95,513	148,376

Change in net unrealized appreciation (depreciation)
of investments	(8,103,195)	(2,347,999)	(284,645)	(399,237)

Net gains (losses) on investments	538,105	(1,505,435)	(177,362)	(229,179)

Net increase (decrease) in net assets resulting from operations	$538,105	$(1,505,435)	$(177,362)	$(229,179)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$2,859,842	$3,492,761	$1,321,452	$701,221
Total assets	2,859,842	3,492,761	1,321,452	701,221
Total liabilities	—	—	—	—
Net assets	$2,859,842	$3,492,761	$1,321,452	$701,221

Net assets
Applicable to accumulation units	$2,859,842	$3,492,761	$1,321,452	$701,221
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,859,842	$3,492,761	$1,321,452	$701,221

Investments in shares of mutual funds, at cost	$3,262,876	$3,950,893	$1,424,055	$777,941

Shares of mutual funds owned	233,647	286,527	62,450	32,952

Accumulation units outstanding	246,957	342,094	131,702	71,947
Annuitized units outstanding	—	—	—	—
Total units outstanding	246,957	342,094	131,702	71,947

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$61,324	$68,176	$1,159	$141

Expenses:
Mortality and expense risks	38,710	27,625	17,181	5,583
Administrative charges	4,022	4,450	1,599	942
Separate account rider charges	3,805	—	568	—
Net investment income (loss)	14,787	36,101	(18,189)	(6,384)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	73,437	6,646	(5,018)	(7,618)
Capital gains distributions	234,521	225,418	59,203	28,292
Total realized gains (losses) on investments	307,958	232,064	54,185	20,674

Change in net unrealized appreciation (depreciation)
of investments	(652,359)	(645,000)	(216,726)	(120,290)

Net gains (losses) on investments	(329,614)	(376,835)	(180,730)	(106,000)

Net increase (decrease) in net assets resulting from operations	$(329,614)	$(376,835)	$(180,730)	$(106,000)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,195,125	$1,091,724	$1,520,335	$135,334
Total assets	1,195,125	1,091,724	1,520,335	135,334
Total liabilities	—	—	—	—
Net assets	$1,195,125	$1,091,724	$1,520,335	$135,334

Net assets
Applicable to accumulation units	$1,195,125	$1,091,724	$1,520,335	$135,334
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,195,125	$1,091,724	$1,520,335	$135,334

Investments in shares of mutual funds, at cost	$1,328,642	$1,159,427	$1,590,437	$145,368

Shares of mutual funds owned	130,046	89,339	124,515	13,866

Accumulation units outstanding	114,094	106,523	140,284	13,417
Annuitized units outstanding	—	—	—	—
Total units outstanding	114,094	106,523	140,284	13,417

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$78,415	$13,803	$5,029	$2,234

Expenses:
Mortality and expense risks	17,009	9,085	9,616	1,249
Administrative charges	680	1,466	1,651	199
Separate account rider charges	—	—	—	—
Net investment income (loss)	60,726	3,252	(6,238)	786

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,343)	5,941	6,145	846
Capital gains distributions	—	38,875	73,429	561
Total realized gains (losses) on investments	(6,343)	44,816	79,574	1,407

Change in net unrealized appreciation (depreciation)
of investments	(98,561)	(115,554)	(119,881)	(19,439)

Net gains (losses) on investments	(44,178)	(67,486)	(46,545)	(17,246)

Net increase (decrease) in net assets resulting from operations	$(44,178)	$(67,486)	$(46,545)	$(17,246)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Assets
Investments in shares of mutual funds, at fair value	$1,331,841	$1,090,735	$813,838	$1,617,720
Total assets	1,331,841	1,090,735	813,838	1,617,720
Total liabilities	—	—	—	—
Net assets	$1,331,841	$1,090,735	$813,838	$1,617,720

Net assets
Applicable to accumulation units	$1,331,841	$1,090,735	$813,838	$1,617,720
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,331,841	$1,090,735	$813,838	$1,617,720

Investments in shares of mutual funds, at cost	$1,446,293	$1,188,717	$1,047,433	$1,720,152

Shares of mutual funds owned	64,062	52,667	55,514	124,921

Accumulation units outstanding	134,025	116,525	78,506	167,009
Annuitized units outstanding	—	—	—	—
Total units outstanding	134,025	116,525	78,506	167,009

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Net investment income (loss)
Investment income:
Dividends	$13,282	$7,589	$14,000	$14,988

Expenses:
Mortality and expense risks	21,736	8,509	4,745	17,706
Administrative charges	2,070	1,390	848	2,191
Separate account rider charges	639	—	—	540
Net investment income (loss)	(11,163)	(2,310)	8,407	(5,449)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	138,653	9,233	(3,268)	2,889
Capital gains distributions	46,154	24,340	114,602	75,038
Total realized gains (losses) on investments	184,807	33,573	111,334	77,927

Change in net unrealized appreciation (depreciation)
of investments	(453,843)	(200,737)	(209,290)	(222,601)

Net gains (losses) on investments	(280,199)	(169,474)	(89,549)	(150,123)

Net increase (decrease) in net assets resulting from operations	$(280,199)	$(169,474)	$(89,549)	$(150,123)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$552,540	$565,223	$163,993	$1,479,169
Total assets	552,540	565,223	163,993	1,479,169
Total liabilities	—	—	—	—
Net assets	$552,540	$565,223	$163,993	$1,479,169

Net assets
Applicable to accumulation units	$552,540	$565,223	$163,993	$1,479,169
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$552,540	$565,223	$163,993	$1,479,169

Investments in shares of mutual funds, at cost	$576,344	$648,084	$166,416	$1,761,943

Shares of mutual funds owned	53,749	7,389	3,125	20,816

Accumulation units outstanding	54,840	64,734	16,196	154,689
Annuitized units outstanding	—	—	—	—
Total units outstanding	54,840	64,734	16,196	154,689

Statements of Operations
Year ended December 31, 2018
	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$4,480	$18,967	$4,613	$14,811

Expenses:
Mortality and expense risks	4,232	1,981	282	10,055
Administrative charges	663	406	71	1,758
Separate account rider charges	347	—	—	—
Net investment income (loss)	(762)	16,580	4,260	2,998

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,795	1,758	(31)	(1,922)
Capital gains distributions	7,882	—	—	67,497
Total realized gains (losses) on investments	9,677	1,758	(31)	65,575

Change in net unrealized appreciation (depreciation)
of investments	(45,856)	(88,008)	(2,423)	(310,205)

Net gains (losses) on investments	(36,941)	(69,670)	1,806	(241,632)

Net increase (decrease) in net assets resulting from operations	$(36,941)	$(69,670)	$1,806	$(241,632)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,436,335	$1,114,756	$190,865	$565,766
Total assets	2,436,335	1,114,756	190,865	565,766
Total liabilities	—	—	—	—
Net assets	$2,436,335	$1,114,756	$190,865	$565,766

Net assets
Applicable to accumulation units	$2,436,335	$1,114,756	$190,865	$565,766
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,436,335	$1,114,756	$190,865	$565,766

Investments in shares of mutual funds, at cost	$2,822,791	$1,299,298	$193,573	$736,103

Shares of mutual funds owned	24,937	48,871	20,656	40,068

Accumulation units outstanding	243,334	101,966	19,366	59,100
Annuitized units outstanding	—	—	—	—
Total units outstanding	243,334	101,966	19,366	59,100

Statements of Operations
Year ended December 31, 2018
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$29,801	$—	$2,852	$1,012

Expenses:
Mortality and expense risks	21,446	6,604	2,074	5,717
Administrative charges	3,503	1,183	234	897
Separate account rider charges	—	—	54	—
Net investment income (loss)	4,852	(7,787)	490	(5,602)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	10,324	12,119	(1,084)	6,848
Capital gains distributions	154,415	124,321	—	86,568
Total realized gains (losses) on investments	164,739	136,440	(1,084)	93,416

Change in net unrealized appreciation (depreciation)
of investments	(539,742)	(217,942)	(1,942)	(222,161)

Net gains (losses) on investments	(370,151)	(89,289)	(2,536)	(134,347)

Net increase (decrease) in net assets resulting from operations	$(370,151)	$(89,289)	$(2,536)	$(134,347)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$109,851,868	$760,711	$374,481	$2,167,255
Total assets	109,851,868	760,711	374,481	2,167,255
Total liabilities	—	—	—	—
Net assets	$109,851,868	$760,711	$374,481	$2,167,255

Net assets
Applicable to accumulation units	$109,851,868	$760,711	$374,481	$2,167,255
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$109,851,868	$760,711	$374,481	$2,167,255

Investments in shares of mutual funds, at cost	$112,166,638	$782,045	$381,845	$2,573,066

Shares of mutual funds owned	10,162,060	70,896	39,295	66,521

Accumulation units outstanding	5,240,284	76,221	37,996	170,419
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,240,284	76,221	37,996	170,419

Statements of Operations
Year ended December 31, 2018
	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$3,984,020	$27,571	$7,443	$15,659

Expenses:
Mortality and expense risks	1,481,245	7,187	3,686	33,748
Administrative charges	121,014	1,145	337	3,641
Separate account rider charges	23,150	—	85	2,739
Net investment income (loss)	2,358,611	19,239	3,335	(24,469)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	552,964	(14,834)	(698)	57,047
Capital gains distributions	—	—	—	187,282
Total realized gains (losses) on investments	552,964	(14,834)	(698)	244,329

Change in net unrealized appreciation (depreciation)
of investments	(6,486,857)	(23,134)	(6,433)	(725,239)

Net gains (losses) on investments	(3,575,282)	(18,729)	(3,796)	(505,379)

Net increase (decrease) in net assets resulting from operations	$(3,575,282)	$(18,729)	$(3,796)	$(505,379)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$22,897,633	$968,136,022	$162,127,276	$66,955,631
Total assets	22,897,633	968,136,022	162,127,276	66,955,631
Total liabilities	—	—	—	—
Net assets	$22,897,633	$968,136,022	$162,127,276	$66,955,631

Net assets
Applicable to accumulation units	$22,897,633	$968,136,022	$162,127,276	$66,955,631
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$22,897,633	$968,136,022	$162,127,276	$66,955,631

Investments in shares of mutual funds, at cost	$23,893,087	$862,137,630	$157,979,039	$68,787,611

Shares of mutual funds owned	1,539,855	65,062,904	14,296,938	6,494,241

Accumulation units outstanding	2,269,134	62,816,801	14,216,969	6,571,695
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,269,134	62,816,801	14,216,969	6,571,695

Statements of Operations
Year ended December 31, 2018
	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$671,858	$25,411,935	$6,426,819	$422,818

Expenses:
Mortality and expense risks	299,947	13,455,265	2,194,639	667,791
Administrative charges	11,516	1,614,820	263,806	80,144
Separate account rider charges	—	485,786	66,047	—
Net investment income (loss)	360,395	9,856,064	3,902,327	(325,117)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	86,021	41,017,117	2,582,319	214,298
Capital gains distributions	331,038	13,898,985	1,311,308	159,533
Total realized gains (losses) on investments	417,059	54,916,102	3,893,627	373,831

Change in net unrealized appreciation (depreciation)
of investments	(1,819,831)	(114,144,647)	(15,661,168)	(3,177,655)

Net gains (losses) on investments	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)

Net increase (decrease) in net assets resulting from operations	$(1,042,377)	$(49,372,481)	$(7,865,214)	$(3,128,941)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division	Diversified Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310
Total assets	3,487,376,164	325,257,138	384,856,712	241,402,310
Total liabilities	—	—	—	—
Net assets	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

Net assets
Applicable to accumulation units	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

Investments in shares of mutual funds, at cost	$3,019,972,862	$313,288,671	$399,090,825	$239,109,371

Shares of mutual funds owned	214,080,796	28,015,258	37,112,508	19,374,182

Accumulation units outstanding	207,515,420	27,700,756	37,493,040	19,716,390
Annuitized units outstanding	—	—	—	—
Total units outstanding	207,515,420	27,700,756	37,493,040	19,716,390

Statements of Operations
Year ended December 31, 2018
	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division	Diversified Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$95,734,989	$14,575,905	$2,233,691	$5,251,404

Expenses:
Mortality and expense risks	48,322,062	4,378,489	3,614,830	3,198,071
Administrative charges	5,799,325	527,251	433,830	383,813
Separate account rider charges	1,236,504	147,024	—	68,753
Net investment income (loss)	40,377,098	9,523,141	(1,814,969)	1,600,767

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	122,040,880	5,314,775	615,301	5,678,308
Capital gains distributions	39,759,958	2,720,332	878,384	1,657,034
Total realized gains (losses) on investments	161,800,838	8,035,107	1,493,685	7,335,342

Change in net unrealized appreciation (depreciation)
of investments	(420,217,284)	(36,214,974)	(22,030,674)	(18,427,084)

Net gains (losses) on investments	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)

Net increase (decrease) in net assets resulting from operations	$(218,039,348)	$(18,656,726)	$(22,351,958)	$(9,490,975)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$95,801,314	$1,092,259	$428,518	$8,555,429
Total assets	95,801,314	1,092,259	428,518	8,555,429
Total liabilities	—	—	—	—
Net assets	$95,801,314	$1,092,259	$428,518	$8,555,429

Net assets
Applicable to accumulation units	$95,801,314	$1,092,259	$428,518	$8,555,429
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$95,801,314	$1,092,259	$428,518	$8,555,429

Investments in shares of mutual funds, at cost	$83,624,306	$1,297,377	$513,626	$7,590,675

Shares of mutual funds owned	6,982,604	79,092	25,644	401,475

Accumulation units outstanding	4,205,778	116,292	45,796	260,684
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,205,778	116,292	45,796	260,684

Statements of Operations
Year ended December 31, 2018
	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$2,476,917	$23,580	$998	$—

Expenses:
Mortality and expense risks	1,452,000	9,160	3,460	138,708
Administrative charges	93,603	1,565	583	16,647
Separate account rider charges	6,675	—	—	9,901
Net investment income (loss)	924,639	12,855	(3,045)	(165,256)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,180,082	(1,022)	72	678,771
Capital gains distributions	—	—	34,565	588,969
Total realized gains (losses) on investments	6,180,082	(1,022)	34,637	1,267,740

Change in net unrealized appreciation (depreciation)
of investments	(29,351,372)	(253,234)	(107,221)	(1,286,839)

Net gains (losses) on investments	$(22,246,651)	$(241,401)	$(75,629)	$(184,355)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$37,421	$1,690,713	$1,084,214	$215,812,201
Total assets	37,421	1,690,713	1,084,214	215,812,201
Total liabilities	—	—	—	—
Net assets	$37,421	$1,690,713	$1,084,214	$215,812,201

Net assets
Applicable to accumulation units	$37,421	$1,690,713	$1,084,214	$215,789,632
Applicable to contracts in annuitization period	—	—	—	22,569
Total net assets	$37,421	$1,690,713	$1,084,214	$215,812,201

Investments in shares of mutual funds, at cost	$40,171	$1,805,674	$1,396,949	$197,230,983

Shares of mutual funds owned	3,095	89,456	88,870	9,440,604

Accumulation units outstanding	4,224	149,217	99,874	13,698,663
Annuitized units outstanding	—	—	—	2,417
Total units outstanding	4,224	149,217	99,874	13,701,080

Statements of Operations
Year ended December 31, 2018
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$666	$20,136	$12,821	$3,432,525

Expenses:
Mortality and expense risks	474	16,332	15,324	2,426,166
Administrative charges	58	2,431	1,912	233,770
Separate account rider charges	—	—	730	16,544
Net investment income (loss)	134	1,373	(5,145)	756,045

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(207)	6,840	(37,756)	15,956,360
Capital gains distributions	—	134,466	226,571	10,616,056
Total realized gains (losses) on investments	(207)	141,306	188,815	26,572,416

Change in net unrealized appreciation (depreciation)
of investments	(4,324)	(269,733)	(416,978)	(41,670,303)

Net gains (losses) on investments	(4,397)	(127,054)	(233,308)	(14,341,842)

Net increase (decrease) in net assets resulting from operations	$(4,397)	$(127,054)	$(233,308)	$(14,341,842)

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$4,292,349	$32,951,781	$43,924,413	$25,518,195
Total assets	4,292,349	32,951,781	43,924,413	25,518,195
Total liabilities	—	—	—	—
Net assets	$4,292,349	$32,951,781	$43,924,413	$25,518,195

Net assets
Applicable to accumulation units	$4,292,349	$32,951,781	$43,924,413	$25,518,195
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,292,349	$32,951,781	$43,924,413	$25,518,195

Investments in shares of mutual funds, at cost	$4,630,157	$29,516,406	$41,285,461	$26,777,976

Shares of mutual funds owned	189,424	1,030,709	1,402,888	1,285,551

Accumulation units outstanding	395,602	1,180,886	1,896,715	1,306,136
Annuitized units outstanding	—	—	—	—
Total units outstanding	395,602	1,180,886	1,896,715	1,306,136

Statements of Operations
Year ended December 31, 2018
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$58,290	$232,180	$218,896	$600,112

Expenses:
Mortality and expense risks	31,583	496,552	630,198	375,188
Administrative charges	4,890	19,864	76,984	25,774
Separate account rider charges	—	—	12,813	5,388
Net investment income (loss)	21,817	(284,236)	(501,099)	193,762

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,227	2,121,222	3,661,878	941,182
Capital gains distributions	204,791	3,574,542	4,559,185	1,448,086
Total realized gains (losses) on investments	212,018	5,695,764	8,221,063	2,389,268

Change in net unrealized appreciation (depreciation)
of investments	(543,962)	(7,947,435)	(11,302,296)	(5,446,945)

Net gains (losses) on investments	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)

Net increase (decrease) in net assets resulting from operations	$(310,127)	$(2,535,907)	$(3,582,332)	$(2,863,915)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$41,119,227	$7,639,080	$12,987,148	$10,302,386
Total assets	41,119,227	7,639,080	12,987,148	10,302,386
Total liabilities	—	—	—	—
Net assets	$41,119,227	$7,639,080	$12,987,148	$10,302,386

Net assets
Applicable to accumulation units	$41,119,227	$7,639,080	$12,987,148	$10,302,386
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$41,119,227	$7,639,080	$12,987,148	$10,302,386

Investments in shares of mutual funds, at cost	$41,119,224	$7,639,080	$10,478,211	$9,834,380

Shares of mutual funds owned	41,119,226	7,639,080	206,703	166,409

Accumulation units outstanding	8,644,462	767,785	643,559	383,343
Annuitized units outstanding	—	—	—	—
Total units outstanding	8,644,462	767,785	643,559	383,343

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$574,774	$70,271	$22,140	$4,881

Expenses:
Mortality and expense risks	406,173	50,096	191,067	149,760
Administrative charges	32,634	7,413	7,644	17,973
Separate account rider charges	10,978	—	—	6,466
Net investment income (loss)	124,989	12,762	(176,571)	(169,318)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	—	1,031,070	733,214
Capital gains distributions	—	—	2,138,300	1,687,293
Total realized gains (losses) on investments	—	—	3,169,370	2,420,507

Change in net unrealized appreciation (depreciation)
of investments	54	—	(3,076,834)	(2,366,458)

Net gains (losses) on investments	125,043	12,762	(84,035)	(115,269)

Net increase (decrease) in net assets resulting from operations	$125,043	$12,762	$(84,035)	$(115,269)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$77,958	$21,792,487	$22,376,768	$790,450
Total assets	77,958	21,792,487	22,376,768	790,450
Total liabilities	—	—	—	—
Net assets	$77,958	$21,792,487	$22,376,768	$790,450

Net assets
Applicable to accumulation units	$77,958	$21,792,487	$22,376,768	$790,450
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$77,958	$21,792,487	$22,376,768	$790,450

Investments in shares of mutual funds, at cost	$90,029	$24,853,614	$20,206,296	$842,157

Shares of mutual funds owned	2,607	745,807	1,180,832	52,697

Accumulation units outstanding	6,676	1,047,000	1,398,121	79,497
Annuitized units outstanding	—	—	—	—
Total units outstanding	6,676	1,047,000	1,398,121	79,497

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,346	$105,518	$333,391	$22,011

Expenses:
Mortality and expense risks	3,447	317,566	325,103	8,917
Administrative charges	—	39,442	39,034	1,170
Separate account rider charges	—	16,118	3,250	12
Net investment income (loss)	(2,101)	(267,608)	(33,996)	11,912

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	113,494	399,672	1,504,811	32
Capital gains distributions	57,013	2,238,833	—	—
Total realized gains (losses) on investments	170,507	2,638,505	1,504,811	32

Change in net unrealized appreciation (depreciation)
of investments	(151,615)	(6,524,536)	(5,715,975)	(72,281)

Net gains (losses) on investments	16,791	(4,153,639)	(4,245,160)	(60,337)

Net increase (decrease) in net assets resulting from operations	$16,791	$(4,153,639)	$(4,245,160)	$(60,337)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$86,521	$1,479,523	$3,646,965	$10,677,930
Total assets	86,521	1,479,523	3,646,965	10,677,930
Total liabilities	—	—	—	—
Net assets	$86,521	$1,479,523	$3,646,965	$10,677,930

Net assets
Applicable to accumulation units	$86,521	$1,479,523	$3,646,965	$10,677,930
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$86,521	$1,479,523	$3,646,965	$10,677,930

Investments in shares of mutual funds, at cost	$88,705	$1,541,359	$4,510,405	$13,428,737

Shares of mutual funds owned	5,737	58,922	249,792	828,389

Accumulation units outstanding	9,204	130,811	177,991	455,659
Annuitized units outstanding	—	—	—	—
Total units outstanding	9,204	130,811	177,991	455,659

Statements of Operations
Year ended December 31, 2018
	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$18,861	$39,051	$161,537

Expenses:
Mortality and expense risks	79	15,627	56,121	159,329
Administrative charges	19	2,326	6,446	18,973
Separate account rider charges	—	—	3,507	3,697
Net investment income (loss)	(98)	908	(27,023)	(20,462)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(536)	(11,584)	(143,972)	234,145
Capital gains distributions	—	96,522	665,056	1,464,966
Total realized gains (losses) on investments	(536)	84,938	521,084	1,699,111

Change in net unrealized appreciation (depreciation)
of investments	(2,184)	(192,704)	(1,092,891)	(3,099,240)

Net gains (losses) on investments	(2,818)	(106,858)	(598,830)	(1,420,591)

Net increase (decrease) in net assets resulting from operations	$(2,818)	$(106,858)	$(598,830)	$(1,420,591)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$658,026	$46,407	$5,727,684	$337,000
Total assets	658,026	46,407	5,727,684	337,000
Total liabilities	—	—	—	—
Net assets	$658,026	$46,407	$5,727,684	$337,000

Net assets
Applicable to accumulation units	$658,026	$46,407	$5,727,684	$337,000
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$658,026	$46,407	$5,727,684	$337,000

Investments in shares of mutual funds, at cost	$797,403	$49,978	$7,227,821	$427,745

Shares of mutual funds owned	50,578	5,447	552,332	32,782

Accumulation units outstanding	68,519	4,929	269,802	32,921
Annuitized units outstanding	—	—	—	—
Total units outstanding	68,519	4,929	269,802	32,921

Statements of Operations
Year ended December 31, 2018
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$4,005	$1,259	$31,800	$810

Expenses:
Mortality and expense risks	6,745	198	86,671	2,711
Administrative charges	952	37	10,192	445
Separate account rider charges	—	—	2,135	—
Net investment income (loss)	(3,692)	1,024	(67,198)	(2,346)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,928)	(52)	183,407	2,532
Capital gains distributions	90,288	—	952,913	54,142
Total realized gains (losses) on investments	84,360	(52)	1,136,320	56,674

Change in net unrealized appreciation (depreciation)
of investments	(168,196)	(3,570)	(1,681,780)	(97,355)

Net gains (losses) on investments	(87,528)	(2,598)	(612,658)	(43,027)

Net increase (decrease) in net assets resulting from operations	$(87,528)	$(2,598)	$(612,658)	$(43,027)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Assets
Investments in shares of mutual funds, at fair value	$83,790,376	$1,824,089	$3,430,574	$181,839
Total assets	83,790,376	1,824,089	3,430,574	181,839
Total liabilities	—	—	—	—
Net assets	$83,790,376	$1,824,089	$3,430,574	$181,839

Net assets
Applicable to accumulation units	$83,790,376	$1,824,089	$3,430,574	$181,839
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$83,790,376	$1,824,089	$3,430,574	$181,839

Investments in shares of mutual funds, at cost	$91,425,759	$1,926,359	$3,556,805	$201,878

Shares of mutual funds owned	8,847,981	192,821	135,542	11,716

Accumulation units outstanding	7,616,315	181,707	332,996	21,177
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,616,315	181,707	332,996	21,177

Statements of Operations
Year ended December 31, 2018
	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Net investment income (loss)
Investment income:
Dividends	$3,383,552	$64,549	$68,990	$—

Expenses:
Mortality and expense risks	1,100,426	15,873	30,488	1,865
Administrative charges	81,213	2,475	3,401	254
Separate account rider charges	19,208	—	367	43
Net investment income (loss)	2,182,705	46,201	34,734	(2,162)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,325,561)	(16,789)	1,498	(2,189)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(2,325,561)	(16,789)	1,498	(2,189)

Change in net unrealized appreciation (depreciation)
of investments	(438,402)	(31,113)	(140,794)	(16,291)

Net gains (losses) on investments	(581,258)	(1,701)	(104,562)	(20,642)

Net increase (decrease) in net assets resulting from operations	$(581,258)	$(1,701)	$(104,562)	$(20,642)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$202,939	$538,657	$5,073,193	$1,403,489
Total assets	202,939	538,657	5,073,193	1,403,489
Total liabilities	—	—	—	—
Net assets	$202,939	$538,657	$5,073,193	$1,403,489

Net assets
Applicable to accumulation units	$202,939	$538,657	$5,073,193	$1,403,489
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$202,939	$538,657	$5,073,193	$1,403,489

Investments in shares of mutual funds, at cost	$231,176	$549,820	$5,233,848	$1,444,354

Shares of mutual funds owned	15,386	22,853	506,813	140,913

Accumulation units outstanding	21,125	56,797	488,889	137,781
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,125	56,797	488,889	137,781

Statements of Operations
Year ended December 31, 2018
	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$219,541	$59,375

Expenses:
Mortality and expense risks	1,856	6,769	62,285	11,080
Administrative charges	225	857	6,416	1,821
Separate account rider charges	22	122	6,250	—
Net investment income (loss)	(2,103)	(7,748)	144,590	46,474

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,298	(520)	(66,296)	(17,236)
Capital gains distributions	21,195	—	—	—
Total realized gains (losses) on investments	22,493	(520)	(66,296)	(17,236)

Change in net unrealized appreciation (depreciation)
of investments	(46,659)	(28,353)	(117,773)	(31,234)

Net gains (losses) on investments	(26,269)	(36,621)	(39,479)	(1,996)

Net increase (decrease) in net assets resulting from operations	$(26,269)	$(36,621)	$(39,479)	$(1,996)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$40,998,831	$1,531,678	$3,825,520	$310,080
Total assets	40,998,831	1,531,678	3,825,520	310,080
Total liabilities	—	—	—	—
Net assets	$40,998,831	$1,531,678	$3,825,520	$310,080

Net assets
Applicable to accumulation units	$40,998,831	$1,531,678	$3,825,520	$310,080
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$40,998,831	$1,531,678	$3,825,520	$310,080

Investments in shares of mutual funds, at cost	$41,880,474	$1,857,825	$3,194,815	$373,684

Shares of mutual funds owned	2,711,563	102,180	66,938	33,199

Accumulation units outstanding	1,413,713	169,257	213,251	30,395
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,413,713	169,257	213,251	30,395

Statements of Operations
Year ended December 31, 2018
	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$606,185	$19,266	$—	$4,246

Expenses:
Mortality and expense risks	650,135	12,809	56,786	3,454
Administrative charges	56,423	2,195	2,272	478
Separate account rider charges	5,993	—	—	—
Net investment income (loss)	(106,366)	4,262	(59,058)	314

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,311,424	4,163	270,109	(912)
Capital gains distributions	—	—	281,469	29,438
Total realized gains (losses) on investments	2,311,424	4,163	551,578	28,526

Change in net unrealized appreciation (depreciation)
of investments	(14,162,851)	(425,756)	(664,227)	(55,192)

Net gains (losses) on investments	(11,957,793)	(417,331)	(171,707)	(26,352)

Net increase (decrease) in net assets resulting from operations	$(11,957,793)	$(417,331)	$(171,707)	$(26,352)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$12,517,650	$6,469,297	$1,313,206	$6,592,203
Total assets	12,517,650	6,469,297	1,313,206	6,592,203
Total liabilities	—	—	—	—
Net assets	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Net assets
Applicable to accumulation units	$12,517,650	$6,469,297	$1,313,206	$6,592,203
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Investments in shares of mutual funds, at cost	$12,216,747	$8,144,118	$1,500,896	$7,035,815

Shares of mutual funds owned	404,578	276,348	59,314	199,885

Accumulation units outstanding	788,319	312,290	126,541	620,874
Annuitized units outstanding	—	—	—	—
Total units outstanding	788,319	312,290	126,541	620,874

Statements of Operations
Year ended December 31, 2018
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$134,001	$—	$—	$168,522

Expenses:
Mortality and expense risks	192,904	90,009	11,496	104,520
Administrative charges	7,717	4,226	1,667	12,544
Separate account rider charges	—	247	—	3,668
Net investment income (loss)	(66,620)	(94,482)	(13,163)	47,790

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	868,947	113,250	(26,391)	443,151
Capital gains distributions	959,725	917,940	151,725	57,071
Total realized gains (losses) on investments	1,828,672	1,031,190	125,334	500,222

Change in net unrealized appreciation (depreciation)
of investments	(3,263,203)	(931,133)	(141,599)	(1,906,439)

Net gains (losses) on investments	(1,501,151)	5,575	(29,428)	(1,358,427)

Net increase (decrease) in net assets resulting from operations	$(1,501,151)	$5,575	$(29,428)	$(1,358,427)

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(2) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Assets
Investments in shares of mutual funds, at fair value	$860,949	$1,041,771	$5,591,478	$3,046,570
Total assets	860,949	1,041,771	5,591,478	3,046,570
Total liabilities	—	—	—	—
Net assets	$860,949	$1,041,771	$5,591,478	$3,046,570

Net assets
Applicable to accumulation units	$860,949	$1,041,771	$5,591,478	$3,046,570
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$860,949	$1,041,771	$5,591,478	$3,046,570

Investments in shares of mutual funds, at cost	$957,401	$1,202,544	$6,966,458	$2,865,730

Shares of mutual funds owned	26,483	218,401	351,003	138,986

Accumulation units outstanding	93,729	65,850	252,544	245,159
Annuitized units outstanding	—	—	—	—
Total units outstanding	93,729	65,850	252,544	245,159

Statements of Operations
Year ended December 31, 2018
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net investment income (loss)
Investment income:
Dividends	$15,583	$—	$—	$—

Expenses:
Mortality and expense risks	7,739	15,589	89,296	46,001
Administrative charges	1,179	624	8,898	1,840
Separate account rider charges	—	—	4,318	—
Net investment income (loss)	6,665	(16,213)	(102,512)	(47,841)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,082	21,176	103,773	254,044
Capital gains distributions	6,113	135,248	453,481	154,186
Total realized gains (losses) on investments	7,195	156,424	557,254	408,230

Change in net unrealized appreciation (depreciation)
of investments	(158,987)	(207,235)	(1,481,969)	(351,387)

Net gains (losses) on investments	(145,127)	(67,024)	(1,027,227)	9,002

Net increase (decrease) in net assets resulting from operations	$(145,127)	$(67,024)	$(1,027,227)	$9,002

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,905,478	$8,592,280	$1,857,956	$39,308,454
Total assets	2,905,478	8,592,280	1,857,956	39,308,454
Total liabilities	—	—	—	—
Net assets	$2,905,478	$8,592,280	$1,857,956	$39,308,454

Net assets
Applicable to accumulation units	$2,905,478	$8,592,280	$1,857,956	$39,308,454
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,905,478	$8,592,280	$1,857,956	$39,308,454

Investments in shares of mutual funds, at cost	$3,572,524	$6,864,019	$1,940,109	$27,346,755

Shares of mutual funds owned	528,269	136,407	151,918	1,391,449

Accumulation units outstanding	204,389	416,584	187,875	2,218,594
Annuitized units outstanding	—	—	—	—
Total units outstanding	204,389	416,584	187,875	2,218,594

Statements of Operations
Year ended December 31, 2018
	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$11,769	$12,771	$49,043	$103,490

Expenses:
Mortality and expense risks	48,152	121,918	21,116	566,018
Administrative charges	5,779	4,877	2,700	33,339
Separate account rider charges	1,376	—	203	4,207
Net investment income (loss)	(43,538)	(114,024)	25,024	(500,074)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(155,304)	1,049,412	(33,900)	4,409,587
Capital gains distributions	377,587	469,864	—	3,470,487
Total realized gains (losses) on investments	222,283	1,519,276	(33,900)	7,880,074

Change in net unrealized appreciation (depreciation)
of investments	(911,597)	(1,513,581)	(42,489)	(10,619,371)

Net gains (losses) on investments	$(732,852)	$(108,329)	$(51,365)	$(3,239,371)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$1,525,604	$102,802,630	$3,159,387	$88,546,808
Total assets	1,525,604	102,802,630	3,159,387	88,546,808
Total liabilities	—	—	—	—
Net assets	$1,525,604	$102,802,630	$3,159,387	$88,546,808

Net assets
Applicable to accumulation units	$1,525,604	$102,802,630	$3,159,387	$88,546,808
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,525,604	$102,802,630	$3,159,387	$88,546,808

Investments in shares of mutual funds, at cost	$1,788,924	$87,894,151	$3,482,603	$66,614,695

Shares of mutual funds owned	54,369	3,415,370	105,878	5,402,490

Accumulation units outstanding	153,152	1,581,960	287,735	5,075,303
Annuitized units outstanding	—	—	—	—
Total units outstanding	153,152	1,581,960	287,735	5,075,303

Statements of Operations
Year ended December 31, 2018
	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,512	$40,913	$63	$1,714,800

Expenses:
Mortality and expense risks	10,104	1,450,835	17,262	1,233,950
Administrative charges	1,748	79,279	3,114	94,361
Separate account rider charges	—	9,304	—	21,391
Net investment income (loss)	(10,340)	(1,498,505)	(20,313)	365,098

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	32,069	7,437,191	1,202	8,911,993
Capital gains distributions	115,023	8,346,205	197,012	3,471,465
Total realized gains (losses) on investments	147,092	15,783,396	198,214	12,383,458

Change in net unrealized appreciation (depreciation)
of investments	(369,940)	(10,937,857)	(383,342)	(18,120,279)

Net gains (losses) on investments	(233,188)	3,347,034	(205,441)	(5,371,723)

Net increase (decrease) in net assets resulting from operations	$(233,188)	$3,347,034	$(205,441)	$(5,371,723)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$7,079,947	$5,717,283	$2,463,304	$12,388,418
Total assets	7,079,947	5,717,283	2,463,304	12,388,418
Total liabilities	—	—	—	—
Net assets	$7,079,947	$5,717,283	$2,463,304	$12,388,418

Net assets
Applicable to accumulation units	$7,079,947	$5,717,283	$2,463,304	$12,388,418
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,079,947	$5,717,283	$2,463,304	$12,388,418

Investments in shares of mutual funds, at cost	$7,665,097	$5,940,970	$2,807,155	$12,895,481

Shares of mutual funds owned	435,957	232,410	154,827	429,259

Accumulation units outstanding	678,065	530,727	196,955	633,405
Annuitized units outstanding	—	—	—	—
Total units outstanding	678,065	530,727	196,955	633,405

Statements of Operations
Year ended December 31, 2018
	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$103,142	$62,968	$—	$104,912

Expenses:
Mortality and expense risks	49,539	78,488	24,909	155,318
Administrative charges	8,445	9,272	2,740	19,038
Separate account rider charges	—	614	1,279	5,570
Net investment income (loss)	45,158	(25,406)	(28,928)	(75,014)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	32,400	254,029	46,293	(241,135)
Capital gains distributions	218,371	78,286	344,108	47,962
Total realized gains (losses) on investments	250,771	332,315	390,401	(193,173)

Change in net unrealized appreciation (depreciation)
of investments	(859,123)	(1,068,216)	(584,728)	163,854

Net gains (losses) on investments	(563,194)	(761,307)	(223,255)	(104,333)

Net increase (decrease) in net assets resulting from operations	$(563,194)	$(761,307)	$(223,255)	$(104,333)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$4,680,953	$283,507,349	$182,928	$43,239
Total assets	4,680,953	283,507,349	182,928	43,239
Total liabilities	—	—	—	—
Net assets	$4,680,953	$283,507,349	$182,928	$43,239

Net assets
Applicable to accumulation units	$4,680,953	$283,507,349	$182,928	$43,239
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,680,953	$283,507,349	$182,928	$43,239

Investments in shares of mutual funds, at cost	$5,138,831	$291,942,096	$185,515	$46,888

Shares of mutual funds owned	276,000	5,841,899	17,760	4,235

Accumulation units outstanding	192,172	3,361,002	17,129	4,430
Annuitized units outstanding	—	—	—	—
Total units outstanding	192,172	3,361,002	17,129	4,430

Statements of Operations
Year ended December 31, 2018
	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$69,807	$911,911	$5,043	$1,137

Expenses:
Mortality and expense risks	69,275	4,086,898	2,235	230
Administrative charges	8,314	270,933	193	43
Separate account rider charges	2,685	24,369	67	—
Net investment income (loss)	(10,467)	(3,470,289)	2,548	864

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	141,979	21,957,062	497	(57)
Capital gains distributions	363,510	42,441,174	582	131
Total realized gains (losses) on investments	505,489	64,398,236	1,079	74

Change in net unrealized appreciation (depreciation)
of investments	(1,119,990)	(84,185,785)	(16,908)	(3,699)

Net gains (losses) on investments	(624,968)	(23,257,838)	(13,281)	(2,761)

Net increase (decrease) in net assets resulting from operations	$(624,968)	$(23,257,838)	$(13,281)	$(2,761)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Assets
Investments in shares of mutual funds, at fair value	$3,817,962	$2,453,269	$3,204,743	$1,506
Total assets	3,817,962	2,453,269	3,204,743	1,506
Total liabilities	—	—	—	—
Net assets	$3,817,962	$2,453,269	$3,204,743	$1,506

Net assets
Applicable to accumulation units	$3,817,962	$2,453,269	$3,204,743	$1,506
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,817,962	$2,453,269	$3,204,743	$1,506

Investments in shares of mutual funds, at cost	$3,738,887	$2,613,268	$2,894,810	$1,632

Shares of mutual funds owned	261,863	110,707	141,178	66

Accumulation units outstanding	168,541	223,059	131,545	170
Annuitized units outstanding	—	—	—	—
Total units outstanding	168,541	223,059	131,545	170

Statements of Operations
Year ended December 31, 2018
	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Net investment income (loss)
Investment income:
Dividends	$49,173	$—	$17,320	$7

Expenses:
Mortality and expense risks	53,394	33,581	47,902	4
Administrative charges	6,408	4,247	5,749	1
Separate account rider charges	1,590	271	799	—
Net investment income (loss)	(12,219)	(38,099)	(37,130)	2

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	283,648	87,774	536,361	(477)
Capital gains distributions	437,534	230,730	193,784	191
Total realized gains (losses) on investments	721,182	318,504	730,145	(286)

Change in net unrealized appreciation (depreciation)
of investments	(803,614)	(507,941)	(893,064)	(126)

Net gains (losses) on investments	(94,651)	(227,536)	(200,049)	(410)

Net increase (decrease) in net assets resulting from operations	$(94,651)	$(227,536)	$(200,049)	$(410)

(1) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.
(2) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Assets
Investments in shares of mutual funds, at fair value	$401,715	$2,747,439	$100,446	$43,808
Total assets	401,715	2,747,439	100,446	43,808
Total liabilities	—	—	—	—
Net assets	$401,715	$2,747,439	$100,446	$43,808

Net assets
Applicable to accumulation units	$401,715	$2,747,439	$100,446	$43,808
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$401,715	$2,747,439	$100,446	$43,808

Investments in shares of mutual funds, at cost	$461,364	$2,927,225	$104,607	$48,527

Shares of mutual funds owned	20,056	276,681	9,995	7,313

Accumulation units outstanding	29,563	183,813	10,036	5,449
Annuitized units outstanding	—	—	—	—
Total units outstanding	29,563	183,813	10,036	5,449

Statements of Operations
Year ended December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Net investment income (loss)
Investment income:
Dividends	$289	$99,233	$3,097	$242

Expenses:
Mortality and expense risks	6,373	40,216	1,087	161
Administrative charges	255	4,827	151	24
Separate account rider charges	—	1,547	—	—
Net investment income (loss)	(6,339)	52,643	1,859	57

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,626	(30,509)	1,167	(176)
Capital gains distributions	63,159	—	—	—
Total realized gains (losses) on investments	67,785	(30,509)	1,167	(176)

Change in net unrealized appreciation (depreciation)
of investments	(112,224)	(237,187)	(9,885)	(3,877)

Net gains (losses) on investments	(50,778)	(215,053)	(6,859)	(3,996)

Net increase (decrease) in net assets resulting from operations	$(50,778)	$(215,053)	$(6,859)	$(3,996)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$17,923,374	$1,028,500	$21,623,124	$91,428,734
Total assets	17,923,374	1,028,500	21,623,124	91,428,734
Total liabilities	—	—	—	—
Net assets	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Net assets
Applicable to accumulation units	$17,923,374	$1,028,500	$21,623,124	$91,428,734
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Investments in shares of mutual funds, at cost	$19,105,792	$1,032,905	$22,894,371	$82,757,925

Shares of mutual funds owned	2,462,002	102,034	2,063,275	3,535,527

Accumulation units outstanding	1,263,930	105,159	1,740,545	5,615,687
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,263,930	105,159	1,740,545	5,615,687

Statements of Operations
Year ended December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,000,936	$10,591	$587,419	$1,191,725

Expenses:
Mortality and expense risks	241,523	6,182	286,740	1,333,145
Administrative charges	29,708	762	35,047	125,587
Separate account rider charges	4,987	—	7,876	19,511
Net investment income (loss)	724,718	3,647	257,756	(286,518)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(240,898)	(4,692)	(586,357)	4,363,000
Capital gains distributions	—	—	263,693	5,522,087
Total realized gains (losses) on investments	(240,898)	(4,692)	(322,664)	9,885,087

Change in net unrealized appreciation (depreciation)
of investments	(1,268,626)	(3,712)	(446,136)	(13,540,449)

Net gains (losses) on investments	(784,806)	(4,757)	(511,044)	(3,941,880)

Net increase (decrease) in net assets resulting from operations	$(784,806)	$(4,757)	$(511,044)	$(3,941,880)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,144,462	$17,559,360	$83,003,590	$1,312,393
Total assets	2,144,462	17,559,360	83,003,590	1,312,393
Total liabilities	—	—	—	—
Net assets	$2,144,462	$17,559,360	$83,003,590	$1,312,393

Net assets
Applicable to accumulation units	$2,144,462	$17,559,360	$83,003,590	$1,312,393
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,144,462	$17,559,360	$83,003,590	$1,312,393

Investments in shares of mutual funds, at cost	$2,280,194	$17,107,667	$77,440,830	$1,454,804

Shares of mutual funds owned	83,834	1,441,655	6,587,586	105,075

Accumulation units outstanding	201,022	1,096,083	4,619,458	130,619
Annuitized units outstanding	—	—	—	—
Total units outstanding	201,022	1,096,083	4,619,458	130,619

Statements of Operations
Year ended December 31, 2018
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$17,944	$608,276	$2,501,686	$36,392

Expenses:
Mortality and expense risks	14,787	264,147	1,186,331	9,875
Administrative charges	2,529	29,147	133,830	1,780
Separate account rider charges	—	3,871	13,130	—
Net investment income (loss)	628	311,111	1,168,395	24,737

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	15,714	1,757,475	7,283,159	(6,060)
Capital gains distributions	101,883	500,101	2,759,828	40,711
Total realized gains (losses) on investments	117,597	2,257,576	10,042,987	34,651

Change in net unrealized appreciation (depreciation)
of investments	(269,776)	(3,578,113)	(17,238,827)	(157,680)

Net gains (losses) on investments	(151,551)	(1,009,426)	(6,027,445)	(98,292)

Net increase (decrease) in net assets resulting from operations	$(151,551)	$(1,009,426)	$(6,027,445)	$(98,292)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$54,595,170	$1,797,786	$12,970,073	$656,833
Total assets	54,595,170	1,797,786	12,970,073	656,833
Total liabilities	—	—	—	—
Net assets	$54,595,170	$1,797,786	$12,970,073	$656,833

Net assets
Applicable to accumulation units	$54,595,170	$1,797,786	$12,970,073	$656,833
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,595,170	$1,797,786	$12,970,073	$656,833

Investments in shares of mutual funds, at cost	$55,729,598	$1,987,464	$12,560,380	$747,732

Shares of mutual funds owned	4,714,609	156,738	930,421	47,493

Accumulation units outstanding	2,984,921	182,393	675,639	65,218
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,984,921	182,393	675,639	65,218

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,482,332	$36,608	$302,574	$13,035

Expenses:
Mortality and expense risks	803,839	11,279	184,651	4,916
Administrative charges	92,492	1,962	21,101	856
Separate account rider charges	8,180	—	3,570	—
Net investment income (loss)	577,821	23,367	93,252	7,263

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,048,842	7,528	465,722	23,986
Capital gains distributions	1,925,533	48,930	494,019	22,353
Total realized gains (losses) on investments	4,974,375	56,458	959,741	46,339

Change in net unrealized appreciation (depreciation)
of investments	(10,456,268)	(236,837)	(2,363,896)	(129,154)

Net gains (losses) on investments	(4,904,072)	(157,012)	(1,310,903)	(75,552)

Net increase (decrease) in net assets resulting from operations	$(4,904,072)	$(157,012)	$(1,310,903)	$(75,552)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$9,719,860	$926,625	$11,401,149	$61,500,401
Total assets	9,719,860	926,625	11,401,149	61,500,401
Total liabilities	—	—	—	—
Net assets	$9,719,860	$926,625	$11,401,149	$61,500,401

Net assets
Applicable to accumulation units	$9,719,860	$926,625	$11,401,149	$61,500,401
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,719,860	$926,625	$11,401,149	$61,500,401

Investments in shares of mutual funds, at cost	$9,781,311	$1,050,619	$11,344,201	$62,644,251

Shares of mutual funds owned	726,990	69,829	1,008,951	3,443,471

Accumulation units outstanding	499,979	92,578	787,602	1,137,867
Annuitized units outstanding	—	—	—	—
Total units outstanding	499,979	92,578	787,602	1,137,867

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$229,152	$15,002	$339,982	$1,235,879

Expenses:
Mortality and expense risks	139,161	7,194	166,815	863,367
Administrative charges	16,049	1,273	17,759	69,815
Separate account rider charges	1,990	—	2,535	23,650
Net investment income (loss)	71,952	6,535	152,873	279,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	312,817	32,869	507,851	3,002,226
Capital gains distributions	492,639	34,284	132,227	5,545,552
Total realized gains (losses) on investments	805,456	67,153	640,078	8,547,778

Change in net unrealized appreciation (depreciation)
of investments	(1,948,794)	(182,805)	(1,344,295)	(12,652,684)

Net gains (losses) on investments	(1,071,386)	(109,117)	(551,344)	(3,825,859)

Net increase (decrease) in net assets resulting from operations	$(1,071,386)	$(109,117)	$(551,344)	$(3,825,859)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at fair value	$3,270,539	$490,443	$423,580	$1,824,883
Total assets	3,270,539	490,443	423,580	1,824,883
Total liabilities	—	—	—	—
Net assets	$3,270,539	$490,443	$423,580	$1,824,883

Net assets
Applicable to accumulation units	$3,270,539	$490,443	$423,580	$1,824,883
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,270,539	$490,443	$423,580	$1,824,883

Investments in shares of mutual funds, at cost	$3,771,581	$525,743	$511,171	$1,894,771

Shares of mutual funds owned	182,508	7,497	5,908	49,915

Accumulation units outstanding	295,095	51,723	65,918	153,190
Annuitized units outstanding	—	—	—	—
Total units outstanding	295,095	51,723	65,918	153,190

Statements of Operations
Year ended December 31, 2018
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net investment income (loss)
Investment income:
Dividends	$52,670	$2,848	$15,712	$—

Expenses:
Mortality and expense risks	30,153	5,636	4,734	18,123
Administrative charges	4,561	767	630	2,787
Separate account rider charges	—	—	460	—
Net investment income (loss)	17,956	(3,555)	9,888	(20,910)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(36,484)	1,478	10,247	24,686
Capital gains distributions	263,699	10,668	—	76,322
Total realized gains (losses) on investments	227,215	12,146	10,247	101,008

Change in net unrealized appreciation (depreciation)
of investments	(402,912)	(113,786)	(108,846)	(186,449)

Net gains (losses) on investments	(157,741)	(105,195)	(88,711)	(106,351)

Net increase (decrease) in net assets resulting from operations	$(157,741)	$(105,195)	$(88,711)	$(106,351)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$432,208,696	$13,096,767	$102,967,862	$6,003,981
Total assets	432,208,696	13,096,767	102,967,862	6,003,981
Total liabilities	—	—	—	—
Net assets	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Net assets
Applicable to accumulation units	$432,208,696	$13,096,767	$102,967,862	$6,003,981
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Investments in shares of mutual funds, at cost	$481,494,491	$14,514,568	$114,103,074	$6,536,872

Shares of mutual funds owned	31,094,151	953,185	9,318,359	550,319

Accumulation units outstanding	28,288,956	1,265,612	6,934,074	583,658
Annuitized units outstanding	—	—	—	—
Total units outstanding	28,288,956	1,265,612	6,934,074	583,658

Statements of Operations
Year ended December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,072,358	$390,387	$3,838,782	$191,136

Expenses:
Mortality and expense risks	6,233,097	117,671	1,468,157	56,633
Administrative charges	692,342	18,760	163,737	8,935
Separate account rider charges	73,020	—	36,252	—
Net investment income (loss)	8,073,899	253,956	2,170,636	125,568

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,175,978	9,675	555,306	(22,121)
Capital gains distributions	23,733,136	663,768	4,292,117	228,791
Total realized gains (losses) on investments	30,909,114	673,443	4,847,423	206,670

Change in net unrealized appreciation (depreciation)
of investments	(68,888,685)	(1,809,015)	(12,400,624)	(621,650)

Net gains (losses) on investments	(29,905,672)	(881,616)	(5,382,565)	(289,412)

Net increase (decrease) in net assets resulting from operations	$(29,905,672)	$(881,616)	$(5,382,565)	$(289,412)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$85,786,472	$10,748,886	$126,846,709	$12,512,154
Total assets	85,786,472	10,748,886	126,846,709	12,512,154
Total liabilities	—	—	—	—
Net assets	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Net assets
Applicable to accumulation units	$85,786,472	$10,748,886	$126,846,709	$12,512,154
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Investments in shares of mutual funds, at cost	$92,662,773	$11,801,945	$139,171,037	$13,341,314

Shares of mutual funds owned	4,999,212	635,277	10,695,338	1,065,771

Accumulation units outstanding	5,606,988	1,015,178	8,583,767	1,231,038
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,606,988	1,015,178	8,583,767	1,231,038

Statements of Operations
Year ended December 31, 2018
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,685,032	$272,280	$5,701,444	$437,582

Expenses:
Mortality and expense risks	1,248,096	94,527	1,819,186	97,706
Administrative charges	135,705	14,728	188,916	16,099
Separate account rider charges	55,890	—	57,685	—
Net investment income (loss)	1,245,341	163,025	3,635,657	323,777

Realized gains (losses) on investments
Realized gaisn (losses) on sale of fund shares	3,666,864	2,577	(175,680)	(36,885)
Capital gains distributions	4,708,093	519,841	3,477,507	280,957
Total realized gains (losses) on investments	8,374,957	522,418	3,301,827	244,072

Change in net unrealized appreciation (depreciation)
of investments	(17,095,687)	(1,585,855)	(11,650,339)	(952,659)

Net gains (losses) on investments	(7,475,389)	(900,412)	(4,712,855)	(384,810)

Net increase (decrease) in net assets resulting from operations	$(7,475,389)	$(900,412)	$(4,712,855)	$(384,810)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$50,948,524	$6,018,609	$73,768,489	$3,470,557
Total assets	50,948,524	6,018,609	73,768,489	3,470,557
Total liabilities	—	—	—	—
Net assets	$50,948,524	$6,018,609	$73,768,489	$3,470,557

Net assets
Applicable to accumulation units	$50,948,524	$6,018,609	$73,768,489	$3,470,557
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$50,948,524	$6,018,609	$73,768,489	$3,470,557

Investments in shares of mutual funds, at cost	$56,235,962	$6,615,249	$75,297,693	$3,491,019

Shares of mutual funds owned	2,774,974	332,336	29,273,209	1,382,691

Accumulation units outstanding	3,390,761	572,553	6,315,338	345,147
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,390,761	572,553	6,315,338	345,147

Statements of Operations
Year ended December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,405,545	$138,600	$1,691,948	$58,675

Expenses:
Mortality and expense risks	766,853	58,646	1,008,581	22,471
Administrative charges	83,153	8,966	106,334	3,763
Separate account rider charges	55,991	—	4,024	—
Net investment income (loss)	499,548	70,988	573,009	32,441

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,202,949	25,654	(603,743)	(8,905)
Capital gains distributions	3,135,905	341,277	—	—
Total realized gains (losses) on investments	4,338,854	366,931	(603,743)	(8,905)

Change in net unrealized appreciation (depreciation)
of investments	(10,566,310)	(1,091,961)	(333,574)	(11,559)

Net gains (losses) on investments	(5,727,908)	(654,042)	(364,308)	11,977

Net increase (decrease) in net assets resulting from operations	$(5,727,908)	$(654,042)	$(364,308)	$11,977

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$86,880,566	$1,292,379	$20,946,458	$25,079,375
Total assets	86,880,566	1,292,379	20,946,458	25,079,375
Total liabilities	—	—	—	—
Net assets	$86,880,566	$1,292,379	$20,946,458	$25,079,375

Net assets
Applicable to accumulation units	$86,880,566	$1,292,379	$20,946,458	$25,079,375
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$86,880,566	$1,292,379	$20,946,458	$25,079,375

Investments in shares of mutual funds, at cost	$90,867,366	$1,432,847	$16,009,814	$24,552,511

Shares of mutual funds owned	6,075,564	90,757	706,219	649,388

Accumulation units outstanding	3,887,531	133,188	663,865	466,800
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,887,531	133,188	663,865	466,800

Statements of Operations
Year ended December 31, 2018
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$322,673	$1,161	$—	$—

Expenses:
Mortality and expense risks	1,349,858	11,892	291,530	357,670
Administrative charges	97,795	1,844	34,988	42,925
Separate account rider charges	15,643	—	15,076	13,201
Net investment income (loss)	(1,140,623)	(12,575)	(341,594)	(413,796)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,028,845	25,323	2,488,368	1,701,199
Capital gains distributions	6,716,502	85,507	714,009	1,524,339
Total realized gains (losses) on investments	9,745,347	110,830	3,202,377	3,225,538

Change in net unrealized appreciation (depreciation)
of investments	(19,692,302)	(307,735)	(2,838,061)	(2,779,049)

Net gains (losses) on investments	(11,087,578)	(209,480)	22,722	32,693

Net increase (decrease) in net assets resulting from operations	$(11,087,578)	$(209,480)	$22,722	$32,693

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$4,505,354	$736,624	$179,539	$19,701
Total assets	4,505,354	736,624	179,539	19,701
Total liabilities	—	—	—	—
Net assets	$4,505,354	$736,624	$179,539	$19,701

Net assets
Applicable to accumulation units	$4,505,354	$736,624	$179,539	$19,701
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,505,354	$736,624	$179,539	$19,701

Investments in shares of mutual funds, at cost	$4,462,569	$722,635	$176,287	$22,126

Shares of mutual funds owned	262,092	60,329	15,804	1,433

Accumulation units outstanding	467,670	34,850	16,975	2,277
Annuitized units outstanding	—	—	—	—
Total units outstanding	467,670	34,850	16,975	2,277

Statements of Operations
Year ended December 31, 2018
	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$17,153	$1,223	$84

Expenses:
Mortality and expense risks	25,433	7,370	830	24
Administrative charges	3,254	—	155	6
Separate account rider charges	37	—	—	—
Net investment income (loss)	(28,724)	9,783	238	54

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,201	3,814	67	(7)
Capital gains distributions	—	72,646	1,959	318
Total realized gains (losses) on investments	2,201	76,460	2,026	311

Change in net unrealized appreciation (depreciation)
of investments	35,555	(222,995)	3,223	(2,425)

Net gains (losses) on investments	9,032	(136,752)	5,487	(2,060)

Net increase (decrease) in net assets resulting from operations	$9,032	$(136,752)	$5,487	$(2,060)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$26,257	$—	$33,799	$11,140
Total assets	26,257	—	33,799	11,140
Total liabilities	—	—	—	—
Net assets	$26,257	$—	$33,799	$11,140

Net assets
Applicable to accumulation units	$26,257	$—	$33,799	$11,140
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,257	$—	$33,799	$11,140

Investments in shares of mutual funds, at cost	$28,898	$—	$33,920	$11,403

Shares of mutual funds owned	2,212	—	2,375	939

Accumulation units outstanding	2,818	—	3,822	1,216
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,818	—	3,822	1,216

Statements of Operations
Year ended December 31, 2018
	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$316	$—	$40	$—

Expenses:
Mortality and expense risks	59	—	7	12
Administrative charges	12	—	2	3
Separate account rider charges	—	—	—	—
Net investment income (loss)	245	—	31	(15)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13)	—	(378)	—
Capital gains distributions	484	—	132	—
Total realized gains (losses) on investments	471	—	(246)	—

Change in net unrealized appreciation (depreciation)
of investments	(2,641)	—	(121)	(263)

Net gains (losses) on investments	(1,925)	—	(336)	(278)

Net increase (decrease) in net assets resulting from operations	$(1,925)	$—	$(336)	$(278)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2018
VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$3,895,872
Total assets	3,895,872
Total liabilities	—
Net assets	$3,895,872

Net assets
Applicable to accumulation units	$3,895,872
Applicable to contracts in annuitization period	—
Total net assets	$3,895,872

Investments in shares of mutual funds, at cost	$5,136,554

Shares of mutual funds owned	237,988

Accumulation units outstanding	522,675
Annuitized units outstanding	—
Total units outstanding	522,675

Statements of Operations
Year ended December 31, 2018
VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$—

Expenses:
Mortality and expense risks	65,015
Administrative charges	7,159
Separate account rider charges	2,774
Net investment income (loss)	(74,948)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(314,443)
Capital gains distributions	—
Total realized gains (losses) on investments	(314,443)

Change in net unrealized appreciation (depreciation)
of investments	(1,227,029)

Net gains (losses) on investments	(1,616,420)

Net increase (decrease) in net assets resulting from operations	$(1,616,420)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2017	$4,082,326	$4,054,972	$30,052	$2,356,936

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,380)	(48,832)	984	(32,924)
Total realized gains (losses) on investments	(241,926)	166,209	1,679	300,486
Change in net unrealized appreciation (depreciation)
of investments	1,518,899	417,321	4,530	150,004
Net gains (losses) on investments	1,213,593	534,698	7,193	417,566
Net increase (decrease) in net assets resulting from operations	1,213,593	534,698	7,193	417,566
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,404	1,848,500	91,537	343,798
Administration charges	(294)	(60)	(92)	(1,315)
Contingent sales charges	(3,222)	(1,268)	(24)	(3,159)
Contract terminations	(407,756)	(205,706)	(13,043)	(399,800)
Death benefit payments	(14,261)	—	—	—
Flexible withdrawal option payments	(21,246)	(31,718)	—	(31,589)
Transfers to other contracts	(320,363)	(1,015,846)	(2,101)	(343,200)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(520,738)	593,902	76,277	(435,265)
Total increase (decrease)	692,855	1,128,600	83,470	(17,699)
Net assets as of December 31, 2017	4,775,181	5,183,572	113,522	2,339,237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77,444)	(53,383)	10,722	(34,190)
Total realized gains (losses) on investments	192,836	357,196	1,478	43,644
Change in net unrealized appreciation (depreciation)
of investments	(215,621)	(1,153,428)	(40,514)	(139,577)
Net gains (losses) on investments	(100,229)	(849,615)	(28,314)	(130,123)
Net increase (decrease) in net assets resulting from operations	(100,229)	(849,615)	(28,314)	(130,123)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,049,822	601,050	156,413	118,799
Administration charges	(280)	(64)	(319)	(1,341)
Contingent sales charges	(3,376)	(1,343)	(19)	(965)
Contract terminations	(486,642)	(211,976)	(2,601)	(139,087)
Death benefit payments	(35,629)	(8,689)	—	—
Flexible withdrawal option payments	(26,934)	(30,310)	(634)	(24,593)
Transfers to other contracts	(701,361)	(548,169)	(13,238)	(315,557)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(204,400)	(199,501)	139,602	(362,744)
Total increase (decrease)	(304,629)	(1,049,116)	111,288	(492,867)
Net assets as of December 31, 2018	$4,470,552	$4,134,456	$224,810	$1,846,370

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2017	$10,858,788	$45,284,552	$9,556,157	$3,071,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125,464	511,203	(6,010)	(32,500)
Total realized gains (losses) on investments	1,072,594	(1,255,874)	471,658	412,426
Change in net unrealized appreciation (depreciation)
of investments	692,572	1,713,525	456,913	535,692
Net gains (losses) on investments	1,890,630	968,854	922,561	915,618
Net increase (decrease) in net assets resulting from operations	1,890,630	968,854	922,561	915,618
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	314,558	6,088,241	1,561,979	250,499
Administration charges	(889)	(216,539)	(721)	(597)
Contingent sales charges	(1,038)	(38,823)	(3,711)	(189)
Contract terminations	(1,255,954)	(4,913,672)	(561,584)	(240,376)
Death benefit payments	(125,699)	(479,374)	—	(30,123)
Flexible withdrawal option payments	(132,190)	(1,588,061)	(73,603)	(67,690)
Transfers to other contracts	(503,722)	(2,566,353)	(1,413,429)	(117,296)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,704,934)	(3,714,581)	(491,069)	(205,772)
Total increase (decrease)	185,696	(2,745,727)	431,492	709,846
Net assets as of December 31, 2017	11,044,484	42,538,825	9,987,649	3,781,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,413	548,339	(20,203)	(41,330)
Total realized gains (losses) on investments	1,654,459	(1,924,563)	810,023	734,926
Change in net unrealized appreciation (depreciation)
of investments	(2,472,593)	(338,271)	(2,086,089)	(679,662)
Net gains (losses) on investments	(741,721)	(1,714,495)	(1,296,269)	13,934
Net increase (decrease) in net assets resulting from operations	(741,721)	(1,714,495)	(1,296,269)	13,934
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	157,498	4,555,757	1,030,633	346,648
Administration charges	(897)	(233,395)	(379)	(610)
Contingent sales charges	(521)	(24,641)	(4,335)	(303)
Contract terminations	(831,709)	(3,599,512)	(709,198)	(434,333)
Death benefit payments	(25,442)	(433,000)	(12,247)	(10,362)
Flexible withdrawal option payments	(134,915)	(1,488,008)	(65,179)	(66,563)
Transfers to other contracts	(443,941)	(5,231,319)	(1,217,151)	(163,164)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,279,927)	(6,454,118)	(977,856)	(328,687)
Total increase (decrease)	(2,021,648)	(8,168,613)	(2,274,125)	(314,753)
Net assets as of December 31, 2018	$9,022,836	$34,370,212	$7,713,524	$3,466,960

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2017	$32,114,194	$16,312,064	$878,377	$597,778

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(386,657)	31,770	3,628	7,533
Total realized gains (losses) on investments	6,440,918	608,499	68,281	45,516
Change in net unrealized appreciation (depreciation)
of investments	2,686,989	456,883	110,198	81,957
Net gains (losses) on investments	8,741,250	1,097,152	182,107	135,006
Net increase (decrease) in net assets resulting from operations	8,741,250	1,097,152	182,107	135,006
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,193,232	863,375	897,335	1,482,971
Administration charges	(161,048)	(3,275)	(194)	(1,402)
Contingent sales charges	(23,672)	(1,333)	(58)	(75)
Contract terminations	(2,995,634)	(1,411,928)	(9,068)	(40,300)
Death benefit payments	(271,480)	(54,636)	—	—
Flexible withdrawal option payments	(1,247,363)	(151,196)	(7,064)	(4,642)
Transfers to other contracts	(4,196,951)	(643,569)	(114,773)	(317,802)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,702,916)	(1,402,562)	766,178	1,118,750
Total increase (decrease)	1,038,334	(305,410)	948,285	1,253,756
Net assets as of December 31, 2017	33,152,528	16,006,654	1,826,662	1,851,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401,123)	30,261	11,770	21,682
Total realized gains (losses) on investments	9,042,423	812,303	95,513	148,376
Change in net unrealized appreciation (depreciation)
of investments	(8,103,195)	(2,347,999)	(284,645)	(399,237)
Net gains (losses) on investments	538,105	(1,505,435)	(177,362)	(229,179)
Net increase (decrease) in net assets resulting from operations	538,105	(1,505,435)	(177,362)	(229,179)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,232,144	750,264	1,210,766	2,115,344
Administration charges	(168,199)	(5,344)	(385)	(8,391)
Contingent sales charges	(18,670)	(1,737)	(255)	(218)
Contract terminations	(2,691,088)	(1,489,647)	(152,849)	(25,772)
Death benefit payments	(539,721)	(33,456)	(42,035)	—
Flexible withdrawal option payments	(1,180,672)	(144,380)	(23,885)	(9,896)
Transfers to other contracts	(6,278,086)	(871,673)	(193,363)	(19,247)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,644,292)	(1,795,973)	797,994	2,051,820
Total increase (decrease)	(7,106,187)	(3,301,408)	620,632	1,822,641
Net assets as of December 31, 2018	$26,046,341	$12,705,246	$2,447,294	$3,674,175

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net assets as of January 1, 2017	$1,695,523	$1,061,398	$975,952	$146,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,980	15,743	(10,424)	(1,651)
Total realized gains (losses) on investments	140,615	62,348	(37,996)	(1,596)
Change in net unrealized appreciation (depreciation)
of investments	204,905	144,607	276,676	44,415
Net gains (losses) on investments	360,500	222,698	228,256	41,168
Net increase (decrease) in net assets resulting from operations	360,500	222,698	228,256	41,168
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,784,774	904,784	188,256	223,200
Administration charges	(16)	(1,726)	—	(379)
Contingent sales charges	(713)	(143)	(219)	(41)
Contract terminations	(244,151)	(76,443)	(39,409)	(21,805)
Death benefit payments	(581)	(3,171)	—	(963)
Flexible withdrawal option payments	(13,620)	(10,375)	(4,979)	(819)
Transfers to other contracts	(564,787)	(20,879)	(137,217)	(13,207)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	960,906	792,047	6,432	185,986
Total increase (decrease)	1,321,406	1,014,745	234,688	227,154
Net assets as of December 31, 2017	3,016,929	2,076,143	1,210,640	373,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,787	36,101	(18,189)	(6,384)
Total realized gains (losses) on investments	307,958	232,064	54,185	20,674
Change in net unrealized appreciation (depreciation)
of investments	(652,359)	(645,000)	(216,726)	(120,290)
Net gains (losses) on investments	(329,614)	(376,835)	(180,730)	(106,000)
Net increase (decrease) in net assets resulting from operations	(329,614)	(376,835)	(180,730)	(106,000)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	971,798	2,271,679	550,691	677,927
Administration charges	(110)	(7,110)	(121)	(1,654)
Contingent sales charges	(2,512)	(989)	(439)	(233)
Contract terminations	(381,170)	(107,646)	(87,103)	(14,283)
Death benefit payments	(40,777)	(1,032)	—	—
Flexible withdrawal option payments	(14,059)	(18,586)	(7,193)	(2,516)
Transfers to other contracts	(360,643)	(342,863)	(164,293)	(225,799)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	172,527	1,793,453	291,542	433,442
Total increase (decrease)	(157,087)	1,416,618	110,812	327,442
Net assets as of December 31, 2018	$2,859,842	$3,492,761	$1,321,452	$701,221

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net assets as of January 1, 2017	$1,320,044	$275,553	$164,525	$41,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80,769	(2,073)	(2,918)	(445)
Total realized gains (losses) on investments	40,888	6,908	7,434	595
Change in net unrealized appreciation (depreciation)
of investments	(40,504)	43,816	61,663	14,468
Net gains (losses) on investments	81,153	48,651	66,179	14,618
Net increase (decrease) in net assets resulting from operations	81,153	48,651	66,179	14,618
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	656,318	506,516	439,843	67,724
Administration charges	(6)	(191)	(518)	(52)
Contingent sales charges	(87)	(11)	(11)	(3)
Contract terminations	(110,750)	(5,794)	(6,135)	(1,748)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(16,592)	(4,046)	(200)	(100)
Transfers to other contracts	(491,042)	(27,172)	(5,753)	(2,162)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	37,841	469,302	427,226	63,659
Total increase (decrease)	118,994	517,953	493,405	78,277
Net assets as of December 31, 2017	1,439,038	793,506	657,930	119,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,726	3,252	(6,238)	786
Total realized gains (losses) on investments	(6,343)	44,816	79,574	1,407
Change in net unrealized appreciation (depreciation)
of investments	(98,561)	(115,554)	(119,881)	(19,439)
Net gains (losses) on investments	(44,178)	(67,486)	(46,545)	(17,246)
Net increase (decrease) in net assets resulting from operations	(44,178)	(67,486)	(46,545)	(17,246)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	135,253	438,941	982,051	47,405
Administration charges	(4)	(2,633)	(2,627)	(440)
Contingent sales charges	(83)	(18)	(174)	(9)
Contract terminations	(119,381)	(5,157)	(36,400)	(2,491)
Death benefit payments	(26,699)	(6,234)	—	—
Flexible withdrawal option payments	(18,488)	(8,168)	(3,380)	(486)
Transfers to other contracts	(170,333)	(51,027)	(30,520)	(11,149)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(199,735)	365,704	908,950	32,830
Total increase (decrease)	(243,913)	298,218	862,405	15,584
Net assets as of December 31, 2018	$1,195,125	$1,091,724	$1,520,335	$135,334

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division	BlackRock Global Allocation Class III Division

Net assets as of January 1, 2017	$1,195,154	$328,755	$30,842	$996,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,003)	(750)	780	(626)
Total realized gains (losses) on investments	30,404	721	32,313	15,891
Change in net unrealized appreciation (depreciation)
of investments	343,973	109,294	(23,241)	114,634
Net gains (losses) on investments	367,374	109,265	9,852	129,899
Net increase (decrease) in net assets resulting from operations	367,374	109,265	9,852	129,899
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	494,496	323,558	138,016	216,746
Administration charges	(33)	(690)	(79)	(130)
Contingent sales charges	(437)	(48)	(2)	(322)
Contract terminations	(85,993)	(25,880)	(931)	(51,770)
Death benefit payments	(5,372)	—	—	—
Flexible withdrawal option payments	(6,515)	(580)	(1,003)	(12,377)
Transfers to other contracts	(220,859)	(31,311)	(26,264)	(10,019)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	175,287	265,049	109,737	142,128
Total increase (decrease)	542,661	374,314	119,589	272,027
Net assets as of December 31, 2017	1,737,815	703,069	150,431	1,268,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,163)	(2,310)	8,407	(5,449)
Total realized gains (losses) on investments	184,807	33,573	111,334	77,927
Change in net unrealized appreciation (depreciation)
of investments	(453,843)	(200,737)	(209,290)	(222,601)
Net gains (losses) on investments	(280,199)	(169,474)	(89,549)	(150,123)
Net increase (decrease) in net assets resulting from operations	(280,199)	(169,474)	(89,549)	(150,123)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	788,003	632,738	770,857	678,056
Administration charges	(64)	(2,439)	(1,003)	(679)
Contingent sales charges	(557)	(104)	—	(132)
Contract terminations	(138,227)	(27,234)	—	(19,855)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(11,144)	(4,256)	(7,132)	(16,363)
Transfers to other contracts	(763,786)	(41,565)	(9,766)	(141,422)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(125,775)	557,140	752,956	499,605
Total increase (decrease)	(405,974)	387,666	663,407	349,482
Net assets as of December 31, 2018	$1,331,841	$1,090,735	$813,838	$1,617,720

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	BlackRock iShares Dynamic Allocation Class III Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Net assets as of January 1, 2017	$106,657	$18,533	$—	$155,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,655	336	—	311
Total realized gains (losses) on investments	143	(6)	—	28,379
Change in net unrealized appreciation (depreciation)
of investments	20,972	6,090	—	29,385
Net gains (losses) on investments	22,770	6,420	—	58,075
Net increase (decrease) in net assets resulting from operations	22,770	6,420	—	58,075
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	137,714	87,597	—	613,532
Administration charges	(10)	(43)	—	(600)
Contingent sales charges	—	—	—	(496)
Contract terminations	(30)	—	—	(32,904)
Death benefit payments	—	—	—	(942)
Flexible withdrawal option payments	—	—	—	(5,994)
Transfers to other contracts	(604)	(1,278)	—	(12,478)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	137,070	86,276	—	560,118
Total increase (decrease)	159,840	92,696	—	618,193
Net assets as of December 31, 2017	266,497	111,229	—	773,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(762)	16,580	4,260	2,998
Total realized gains (losses) on investments	9,677	1,758	(31)	65,575
Change in net unrealized appreciation (depreciation)
of investments	(45,856)	(88,008)	(2,423)	(310,205)
Net gains (losses) on investments	(36,941)	(69,670)	1,806	(241,632)
Net increase (decrease) in net assets resulting from operations	(36,941)	(69,670)	1,806	(241,632)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,831	595,203	162,975	1,238,335
Administration charges	(327)	(1,017)	(197)	(2,525)
Contingent sales charges	(46)	(22)	(2)	(1,531)
Contract terminations	(6,224)	(6,360)	(589)	(63,209)
Death benefit payments	—	—	—	(3,997)
Flexible withdrawal option payments	(417)	(470)	—	(5,753)
Transfers to other contracts	(6,833)	(63,670)	—	(213,932)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	322,984	523,664	162,187	947,388
Total increase (decrease)	286,043	453,994	163,993	705,756
Net assets as of December 31, 2018	$552,540	$565,223	$163,993	$1,479,169

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net assets as of January 1, 2017	$750,689	$12,593	$185,401	$243,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,886)	(2,059)	1,391	(2,906)
Total realized gains (losses) on investments	76,556	8,157	(94)	28,244
Change in net unrealized appreciation (depreciation)
of investments	109,198	33,268	(363)	24,143
Net gains (losses) on investments	182,868	39,366	934	49,481
Net increase (decrease) in net assets resulting from operations	182,868	39,366	934	49,481
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,178,605	323,943	126,242	236,237
Administration charges	(1,179)	(191)	(31)	(179)
Contingent sales charges	(1,046)	—	(7)	(96)
Contract terminations	(103,038)	—	(856)	(18,924)
Death benefit payments	(944)	—	—	—
Flexible withdrawal option payments	(5,266)	(1,338)	—	(551)
Transfers to other contracts	(46,980)	(1,119)	(103,255)	(30,007)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,020,152	321,295	22,093	186,480
Total increase (decrease)	1,203,020	360,661	23,027	235,961
Net assets as of December 31, 2017	1,953,709	373,254	208,428	479,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,852	(7,787)	490	(5,602)
Total realized gains (losses) on investments	164,739	136,440	(1,084)	93,416
Change in net unrealized appreciation (depreciation)
of investments	(539,742)	(217,942)	(1,942)	(222,161)
Net gains (losses) on investments	(370,151)	(89,289)	(2,536)	(134,347)
Net increase (decrease) in net assets resulting from operations	(370,151)	(89,289)	(2,536)	(134,347)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,098,671	903,008	52,477	261,646
Administration charges	(4,334)	(2,046)	(69)	(844)
Contingent sales charges	(1,594)	(41)	(54)	(547)
Contract terminations	(101,550)	(3,329)	(40,464)	(26,534)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(14,861)	(8,147)	(999)	(1,684)
Transfers to other contracts	(123,555)	(58,654)	(25,918)	(11,724)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	852,777	830,791	(15,027)	220,313
Total increase (decrease)	482,626	741,502	(17,563)	85,966
Net assets as of December 31, 2018	$2,436,335	$1,114,756	$190,865	$565,766

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division

Net assets as of January 1, 2017	$138,244,287	$221,427	$931,015	$2,248,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,060,813	6,677	2,988	(22,546)
Total realized gains (losses) on investments	458,682	70	(2,102)	119,378
Change in net unrealized appreciation (depreciation)
of investments	2,059,673	5,187	5,145	149,982
Net gains (losses) on investments	4,579,168	11,934	6,031	246,814
Net increase (decrease) in net assets resulting from operations	4,579,168	11,934	6,031	246,814
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,456,822	430,017	175,988	1,108,866
Administration charges	(266,113)	(163)	(33)	(314)
Contingent sales charges	(63,100)	(148)	(3)	(328)
Contract terminations	(13,756,596)	(20,365)	(1,077)	(46,560)
Death benefit payments	(1,420,473)	—	—	(272)
Flexible withdrawal option payments	(3,293,498)	(704)	(462)	(23,536)
Transfers to other contracts	(5,746,055)	(49,873)	(809,226)	(806,943)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(11,089,013)	358,764	(634,813)	230,913
Total increase (decrease)	(6,509,845)	370,698	(628,782)	477,727
Net assets as of December 31, 2017	131,734,442	592,125	302,233	2,725,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,358,611	19,239	3,335	(24,469)
Total realized gains (losses) on investments	552,964	(14,834)	(698)	244,329
Change in net unrealized appreciation (depreciation)
of investments	(6,486,857)	(23,134)	(6,433)	(725,239)
Net gains (losses) on investments	(3,575,282)	(18,729)	(3,796)	(505,379)
Net increase (decrease) in net assets resulting from operations	(3,575,282)	(18,729)	(3,796)	(505,379)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,253,071	456,252	122,452	581,237
Administration charges	(285,535)	(1,356)	(197)	(190)
Contingent sales charges	(45,895)	(30)	(8)	(845)
Contract terminations	(11,993,079)	(8,762)	(1,716)	(161,658)
Death benefit payments	(1,399,374)	(99,509)	—	(2,589)
Flexible withdrawal option payments	(3,111,179)	(7,220)	(872)	(23,184)
Transfers to other contracts	(11,725,301)	(152,060)	(43,615)	(446,039)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(18,307,292)	187,315	76,044	(53,268)
Total increase (decrease)	(21,882,574)	168,586	72,248	(558,647)
Net assets as of December 31, 2018	$109,851,868	$760,711	$374,481	$2,167,255

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)

Net assets as of January 1, 2017	$—	$1,099,761,901	$168,723,353	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	243,513	(712,679)	(250,949)	(174,597)
Total realized gains (losses) on investments	400,980	46,807,023	3,032,898	29,841
Change in net unrealized appreciation (depreciation)
of investments	824,378	58,826,703	12,868,839	1,345,675
Net gains (losses) on investments	1,468,871	104,921,047	15,650,788	1,200,919
Net increase (decrease) in net assets resulting from operations	1,468,871	104,921,047	15,650,788	1,200,919
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	28,019,830	66,283,201	17,124,060	35,716,554
Administration charges	(6,118)	(11,326,797)	(1,979,909)	(72,452)
Contingent sales charges	(735)	(484,481)	(56,088)	(385)
Contract terminations	(1,480,623)	(59,112,264)	(5,596,522)	(43,991)
Death benefit payments	(115,635)	(4,056,921)	(1,021,758)	—
Flexible withdrawal option payments	(296,164)	(22,153,297)	(3,252,207)	(37,062)
Transfers to other contracts	(392,488)	(42,740,288)	(8,514,858)	(224,476)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	25,728,067	(73,590,847)	(3,297,282)	35,338,188
Total increase (decrease)	27,196,938	31,330,200	12,353,506	36,539,107
Net assets as of December 31, 2017	27,196,938	1,131,092,101	181,076,859	36,539,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360,395	9,856,064	3,902,327	(325,117)
Total realized gains (losses) on investments	417,059	54,916,102	3,893,627	373,831
Change in net unrealized appreciation (depreciation)
of investments	(1,819,831)	(114,144,647)	(15,661,168)	(3,177,655)
Net gains (losses) on investments	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)
Net increase (decrease) in net assets resulting from operations	(1,042,377)	(49,372,481)	(7,865,214)	(3,128,941)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	775,948	62,945,998	12,540,376	37,551,545
Administration charges	(9,750)	(13,862,278)	(2,528,722)	(791,968)
Contingent sales charges	(1,265)	(498,133)	(60,821)	(15,925)
Contract terminations	(2,618,551)	(70,241,010)	(8,432,162)	(492,627)
Death benefit payments	(326,084)	(6,364,296)	(534,125)	(397,229)
Flexible withdrawal option payments	(472,393)	(24,208,989)	(3,894,633)	(256,219)
Transfers to other contracts	(604,833)	(61,354,890)	(8,174,282)	(2,052,112)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,256,928)	(113,583,598)	(11,084,369)	33,545,465
Total increase (decrease)	(4,299,305)	(162,956,079)	(18,949,583)	30,416,524
Net assets as of December 31, 2018	$22,897,633	$968,136,022	$162,127,276	$66,955,631

(1) Commenced operations May 26, 2017.
(2) Commenced operations April 6, 2017.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (1)	Diversified Income Class 2 Division

Net assets as of January 1, 2017	$3,589,241,933	$313,613,080	$—	$254,023,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,614,472)	(661,789)	(814,945)	(85,782)
Total realized gains (losses) on investments	141,113,779	6,401,403	20,891	8,254,930
Change in net unrealized appreciation (depreciation)
of investments	310,919,366	31,745,758	7,796,559	9,741,974
Net gains (losses) on investments	449,418,673	37,485,372	7,002,505	17,911,122
Net increase (decrease) in net assets resulting from operations	449,418,673	37,485,372	7,002,505	17,911,122
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	229,577,810	36,070,872	167,237,045	62,591,445
Administration charges	(38,648,111)	(3,524,313)	(346,003)	(2,637,115)
Contingent sales charges	(1,188,333)	(101,161)	(2,452)	(153,159)
Contract terminations	(148,435,318)	(11,719,785)	(279,952)	(18,567,485)
Death benefit payments	(9,731,353)	(402,009)	—	(1,178,863)
Flexible withdrawal option payments	(53,166,873)	(3,806,172)	(249,903)	(4,589,326)
Transfers to other contracts	(70,177,985)	(12,661,407)	(1,662,470)	(39,222,833)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(91,770,163)	3,856,025	164,696,265	(3,757,336)
Total increase (decrease)	357,648,510	41,341,397	171,698,770	14,153,786
Net assets as of December 31, 2017	3,946,890,443	354,954,477	171,698,770	268,176,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,377,098	9,523,141	(1,814,969)	1,600,767
Total realized gains (losses) on investments	161,800,838	8,035,107	1,493,685	7,335,342
Change in net unrealized appreciation (depreciation)
of investments	(420,217,284)	(36,214,974)	(22,030,674)	(18,427,084)
Net gains (losses) on investments	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)
Net increase (decrease) in net assets resulting from operations	(218,039,348)	(18,656,726)	(22,351,958)	(9,490,975)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	203,263,067	28,017,728	249,692,004	58,634,758
Administration charges	(50,091,951)	(4,670,847)	(4,178,100)	(3,427,378)
Contingent sales charges	(1,376,847)	(108,184)	(97,789)	(133,148)
Contract terminations	(197,003,425)	(14,477,632)	(3,024,936)	(17,326,851)
Death benefit payments	(11,642,103)	(817,859)	(75,164)	(811,018)
Flexible withdrawal option payments	(62,366,081)	(4,710,254)	(1,496,426)	(5,120,142)
Transfers to other contracts	(122,257,591)	(14,273,565)	(5,309,689)	(49,099,798)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(241,474,931)	(11,040,613)	235,509,900	(17,283,577)
Total increase (decrease)	(459,514,279)	(29,697,339)	213,157,942	(26,774,552)
Net assets as of December 31, 2018	$3,487,376,164	$325,257,138	$384,856,712	$241,402,310

(1) Commenced operations April 6, 2017.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net assets as of January 1, 2017	$117,980,668	$197,448	$105,114	$6,464,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	647,629	2,858	(566)	(125,726)
Total realized gains (losses) on investments	6,370,866	2,560	3,451	587,093
Change in net unrealized appreciation (depreciation)
of investments	23,491,720	67,665	14,996	2,230,415
Net gains (losses) on investments	30,510,215	73,083	17,881	2,691,782
Net increase (decrease) in net assets resulting from operations	30,510,215	73,083	17,881	2,691,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,122,434	546,024	52,734	3,058,657
Administration charges	(84,072)	(444)	(157)	(932)
Contingent sales charges	(45,853)	(114)	(20)	(2,025)
Contract terminations	(13,041,299)	(61,122)	(10,731)	(256,281)
Death benefit payments	(1,098,673)	(20,504)	—	(24,342)
Flexible withdrawal option payments	(1,472,503)	(817)	(2,094)	(73,471)
Transfers to other contracts	(6,684,864)	(49,355)	(929)	(1,603,544)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(17,304,830)	413,668	38,803	1,098,062
Total increase (decrease)	13,205,385	486,751	56,684	3,789,844
Net assets as of December 31, 2017	131,186,053	684,199	161,798	10,254,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	924,639	12,855	(3,045)	(165,256)
Total realized gains (losses) on investments	6,180,082	(1,022)	34,637	1,267,740
Change in net unrealized appreciation (depreciation)
of investments	(29,351,372)	(253,234)	(107,221)	(1,286,839)
Net gains (losses) on investments	(22,246,651)	(241,401)	(75,629)	(184,355)
Net increase (decrease) in net assets resulting from operations	(22,246,651)	(241,401)	(75,629)	(184,355)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,903,818	684,828	352,224	1,865,072
Administration charges	(85,152)	(1,674)	(999)	(1,152)
Contingent sales charges	(36,154)	(19)	(10)	(6,429)
Contract terminations	(13,091,919)	(5,552)	(271)	(926,678)
Death benefit payments	(637,061)	—	—	(49,654)
Flexible withdrawal option payments	(1,375,919)	(6,092)	(5,409)	(74,208)
Transfers to other contracts	(5,815,701)	(22,030)	(3,186)	(2,321,394)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,138,088)	649,461	342,349	(1,514,443)
Total increase (decrease)	(35,384,739)	408,060	266,720	(1,698,798)
Net assets as of December 31, 2018	$95,801,314	$1,092,259	$428,518	$8,555,429

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	DWS Alternative Asset Allocation Class B Division (1)	DWS Equity 500 Index Class B2 Division (2)	DWS Small Mid Cap Value Class B Division (3)	Equity Income Class 1 Division

Net assets as of January 1, 2017	$42,455	$919,332	$1,156,870	$198,800,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	285	286	(13,042)	1,613,686
Total realized gains (losses) on investments	(146)	47,815	20,094	22,556,426
Change in net unrealized appreciation (depreciation)
of investments	2,045	151,289	91,694	10,408,628
Net gains (losses) on investments	2,184	199,390	98,746	34,578,740
Net increase (decrease) in net assets resulting from operations	2,184	199,390	98,746	34,578,740
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,230	383,565	161,986	5,804,400
Administration charges	(67)	(1,307)	(366)	(578,167)
Contingent sales charges	—	(96)	(210)	(128,009)
Contract terminations	—	(48,571)	(28,048)	(19,922,685)
Death benefit payments	—	(14,722)	—	(1,655,525)
Flexible withdrawal option payments	(1,440)	(3,131)	(5,921)	(5,239,438)
Transfers to other contracts	(4,936)	(110,926)	(141,171)	(14,106,158)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,213)	204,812	(13,730)	(35,825,582)
Total increase (decrease)	(2,029)	404,202	85,016	(1,246,842)
Net assets as of December 31, 2017	40,426	1,323,534	1,241,886	197,554,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	1,373	(5,145)	756,045
Total realized gains (losses) on investments	(207)	141,306	188,815	26,572,416
Change in net unrealized appreciation (depreciation)
of investments	(4,324)	(269,733)	(416,978)	(41,670,303)
Net gains (losses) on investments	(4,397)	(127,054)	(233,308)	(14,341,842)
Net increase (decrease) in net assets resulting from operations	(4,397)	(127,054)	(233,308)	(14,341,842)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,273	719,978	241,345	78,641,574
Administration charges	(82)	(3,028)	(692)	(619,088)
Contingent sales charges	(10)	(861)	(852)	(111,624)
Contract terminations	(2,990)	(101,759)	(43,636)	(21,056,190)
Death benefit payments	—	(3,110)	(28,430)	(2,343,986)
Flexible withdrawal option payments	(1,440)	(12,494)	(6,263)	(5,311,417)
Transfers to other contracts	(3,359)	(104,493)	(85,836)	(16,599,234)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,392	494,233	75,636	32,600,035
Total increase (decrease)	(3,005)	367,179	(157,672)	18,258,193
Net assets as of December 31, 2018	$37,421	$1,690,713	$1,084,214	$215,812,201

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(3) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net assets as of January 1, 2017	$1,262,942	$39,392,398	$48,208,479	$31,629,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,129	(163,922)	(327,204)	44,249
Total realized gains (losses) on investments	101,396	3,860,581	6,255,278	858,992
Change in net unrealized appreciation (depreciation)
of investments	201,731	3,803,807	3,172,919	2,418,651
Net gains (losses) on investments	320,256	7,500,466	9,100,993	3,321,892
Net increase (decrease) in net assets resulting from operations	320,256	7,500,466	9,100,993	3,321,892
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,073,757	974,749	4,172,898	1,497,158
Administration charges	(1,826)	(7,046)	(85,156)	(5,448)
Contingent sales charges	(120)	(3,039)	(38,594)	(9,180)
Contract terminations	(57,629)	(3,858,513)	(4,964,472)	(2,815,374)
Death benefit payments	—	(274,416)	(133,079)	(128,976)
Flexible withdrawal option payments	(16,670)	(455,139)	(704,486)	(349,434)
Transfers to other contracts	(72,696)	(1,320,502)	(2,993,924)	(1,262,752)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	924,816	(4,943,906)	(4,746,813)	(3,074,006)
Total increase (decrease)	1,245,072	2,556,560	4,354,180	247,886
Net assets as of December 31, 2017	2,508,014	41,948,958	52,562,659	31,877,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,817	(284,236)	(501,099)	193,762
Total realized gains (losses) on investments	212,018	5,695,764	8,221,063	2,389,268
Change in net unrealized appreciation (depreciation)
of investments	(543,962)	(7,947,435)	(11,302,296)	(5,446,945)
Net gains (losses) on investments	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)
Net increase (decrease) in net assets resulting from operations	(310,127)	(2,535,907)	(3,582,332)	(2,863,915)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,464,180	786,614	5,583,081	1,061,271
Administration charges	(7,241)	(6,862)	(98,717)	(5,888)
Contingent sales charges	(509)	(3,409)	(38,129)	(7,060)
Contract terminations	(101,575)	(4,883,153)	(5,463,241)	(2,611,169)
Death benefit payments	—	(388,448)	(271,994)	(166,011)
Flexible withdrawal option payments	(23,324)	(417,666)	(741,536)	(340,129)
Transfers to other contracts	(237,069)	(1,548,346)	(4,025,378)	(1,426,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,094,462	(6,461,270)	(5,055,914)	(3,495,561)
Total increase (decrease)	1,784,335	(8,997,177)	(8,638,246)	(6,359,476)
Net assets as of December 31, 2018	$4,292,349	$32,951,781	$43,924,413	$25,518,195

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net assets as of January 1, 2017	$47,449,987	$3,864,755	$11,979,106	$8,860,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(237,803)	(29,050)	(161,798)	(145,418)
Total realized gains (losses) on investments	—	—	1,589,025	1,310,806
Change in net unrealized appreciation (depreciation)
of investments	(54)	—	2,440,232	1,755,162
Net gains (losses) on investments	(237,857)	(29,050)	3,867,459	2,920,550
Net increase (decrease) in net assets resulting from operations	(237,857)	(29,050)	3,867,459	2,920,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,297,216	7,553,914	830,295	1,377,786
Administration charges	(35,966)	(2,782)	(3,331)	(1,409)
Contingent sales charges	(51,350)	(11,310)	(827)	(7,672)
Contract terminations	(12,205,023)	(3,838,092)	(1,050,374)	(970,868)
Death benefit payments	(378,959)	—	(84,213)	(33,930)
Flexible withdrawal option payments	(852,006)	(121)	(126,715)	(67,908)
Transfers to other contracts	(17,466,559)	(4,453,311)	(453,055)	(528,942)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,692,647)	(751,702)	(888,220)	(232,943)
Total increase (decrease)	(12,930,504)	(780,752)	2,979,239	2,687,607
Net assets as of December 31, 2017	34,519,483	3,084,003	14,958,345	11,548,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	124,989	12,762	(176,571)	(169,318)
Total realized gains (losses) on investments	—	—	3,169,370	2,420,507
Change in net unrealized appreciation (depreciation)
of investments	54	—	(3,076,834)	(2,366,458)
Net gains (losses) on investments	125,043	12,762	(84,035)	(115,269)
Net increase (decrease) in net assets resulting from operations	125,043	12,762	(84,035)	(115,269)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,074,734	15,428,018	835,366	831,167
Administration charges	(33,590)	(32,635)	(3,917)	(1,603)
Contingent sales charges	(19,797)	(6,963)	(928)	(7,151)
Contract terminations	(7,322,997)	(247,160)	(1,329,959)	(1,030,734)
Death benefit payments	(75,163)	—	(102,219)	(19,460)
Flexible withdrawal option payments	(657,076)	(16,514)	(141,700)	(100,754)
Transfers to other contracts	(7,491,410)	(10,582,431)	(1,143,805)	(802,048)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	6,474,701	4,542,315	(1,887,162)	(1,130,583)
Total increase (decrease)	6,599,744	4,555,077	(1,971,197)	(1,245,852)
Net assets as of December 31, 2018	$41,119,227	$7,639,080	$12,987,148	$10,302,386

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net assets as of January 1, 2017	$563,472	$21,339,251	$26,312,655	$612,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,959)	(222,476)	(74,667)	11,192
Total realized gains (losses) on investments	27,096	1,207,601	2,060,633	556
Change in net unrealized appreciation (depreciation)
of investments	85,105	3,105,502	4,987,065	43,611
Net gains (losses) on investments	110,242	4,090,627	6,973,031	55,359
Net increase (decrease) in net assets resulting from operations	110,242	4,090,627	6,973,031	55,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	3,665,387	2,756,586	114,302
Administration charges	—	(3,428)	(94,845)	(586)
Contingent sales charges	—	(13,739)	(25,112)	(156)
Contract terminations	—	(1,749,080)	(3,200,078)	(26,514)
Death benefit payments	—	(23,514)	(232,520)	—
Flexible withdrawal option payments	—	(141,431)	(707,261)	(391)
Transfers to other contracts	—	(1,166,435)	(3,334,268)	(39,297)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	567,760	(4,837,498)	47,358
Total increase (decrease)	110,242	4,658,387	2,135,533	102,717
Net assets as of December 31, 2017	673,714	25,997,638	28,448,188	715,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,101)	(267,608)	(33,996)	11,912
Total realized gains (losses) on investments	170,507	2,638,505	1,504,811	32
Change in net unrealized appreciation (depreciation)
of investments	(151,615)	(6,524,536)	(5,715,975)	(72,281)
Net gains (losses) on investments	16,791	(4,153,639)	(4,245,160)	(60,337)
Net increase (decrease) in net assets resulting from operations	16,791	(4,153,639)	(4,245,160)	(60,337)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	3,931,897	3,071,886	222,863
Administration charges	—	(9,728)	(99,723)	(946)
Contingent sales charges	—	(14,078)	(14,207)	(111)
Contract terminations	—	(1,972,255)	(2,066,656)	(34,916)
Death benefit payments	—	(107,394)	(302,768)	—
Flexible withdrawal option payments	—	(155,346)	(682,284)	(749)
Transfers to other contracts	(612,547)	(1,724,608)	(1,732,508)	(50,582)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(612,547)	(51,512)	(1,826,260)	135,559
Total increase (decrease)	(595,756)	(4,205,151)	(6,071,420)	75,222
Net assets as of December 31, 2018	$77,958	$21,792,487	$22,376,768	$790,450

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Franklin Income VIP Class 4 Division (1)	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2017	$—	$807,587	$5,529,437	$14,216,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,911	(46,516)	(96,697)
Total realized gains (losses) on investments	—	26,214	113,984	1,503,920
Change in net unrealized appreciation (depreciation)
of investments	—	148,110	348,953	(171,231)
Net gains (losses) on investments	—	176,235	416,421	1,235,992
Net increase (decrease) in net assets resulting from operations	—	176,235	416,421	1,235,992
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	484,132	828,455	978,196
Administration charges	—	(1,254)	(148)	(604)
Contingent sales charges	—	(176)	(3,087)	(15,912)
Contract terminations	—	(56,004)	(410,557)	(2,020,242)
Death benefit payments	—	(28,884)	(6,517)	(62,059)
Flexible withdrawal option payments	—	(903)	(24,001)	(101,929)
Transfers to other contracts	—	(42,098)	(1,432,819)	(715,903)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	354,813	(1,048,674)	(1,938,453)
Total increase (decrease)	—	531,048	(632,253)	(702,461)
Net assets as of December 31, 2017	—	1,338,635	4,897,184	13,513,944

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	908	(27,023)	(20,462)
Total realized gains (losses) on investments	(536)	84,938	521,084	1,699,111
Change in net unrealized appreciation (depreciation)
of investments	(2,184)	(192,704)	(1,092,891)	(3,099,240)
Net gains (losses) on investments	(2,818)	(106,858)	(598,830)	(1,420,591)
Net increase (decrease) in net assets resulting from operations	(2,818)	(106,858)	(598,830)	(1,420,591)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,411	516,561	302,662	329,950
Administration charges	(72)	(3,301)	(45)	(634)
Contingent sales charges	—	(350)	(3,165)	(8,628)
Contract terminations	—	(48,312)	(467,562)	(1,243,662)
Death benefit payments	—	(5,362)	(47,022)	(54,862)
Flexible withdrawal option payments	—	(2,472)	(24,560)	(99,587)
Transfers to other contracts	—	(209,018)	(411,697)	(338,000)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	89,339	247,746	(651,389)	(1,415,423)
Total increase (decrease)	86,521	140,888	(1,250,219)	(2,836,014)
Net assets as of December 31, 2018	$86,521	$1,479,523	$3,646,965	$10,677,930

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2017	$458,622	$—	$6,917,960	$98,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,873)	22	(59,931)	(1,029)
Total realized gains (losses) on investments	24,465	—	896,498	23,032
Change in net unrealized appreciation (depreciation)
of investments	25,721	(1)	(199,509)	(4,729)
Net gains (losses) on investments	46,313	21	637,058	17,274
Net increase (decrease) in net assets resulting from operations	46,313	21	637,058	17,274
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	101,775	1,519	423,828	83,591
Administration charges	(422)	—	(100)	(132)
Contingent sales charges	(111)	—	(3,567)	(3)
Contract terminations	(29,362)	—	(453,567)	(1,373)
Death benefit payments	—	—	(14,966)	—
Flexible withdrawal option payments	(500)	—	(52,226)	—
Transfers to other contracts	(18,151)	—	(602,459)	(11,582)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	53,229	1,519	(703,057)	70,501
Total increase (decrease)	99,542	1,540	(65,999)	87,775
Net assets as of December 31, 2017	558,164	1,540	6,851,961	186,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,692)	1,024	(67,198)	(2,346)
Total realized gains (losses) on investments	84,360	(52)	1,136,320	56,674
Change in net unrealized appreciation (depreciation)
of investments	(168,196)	(3,570)	(1,681,780)	(97,355)
Net gains (losses) on investments	(87,528)	(2,598)	(612,658)	(43,027)
Net increase (decrease) in net assets resulting from operations	(87,528)	(2,598)	(612,658)	(43,027)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,884	48,320	586,100	206,003
Administration charges	(1,037)	(87)	(98)	(736)
Contingent sales charges	(151)	—	(3,435)	(26)
Contract terminations	(43,638)	—	(501,065)	(3,792)
Death benefit payments	(1,743)	—	(35,317)	—
Flexible withdrawal option payments	(2,689)	—	(45,167)	(800)
Transfers to other contracts	(10,236)	(768)	(512,637)	(7,383)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	187,390	47,465	(511,619)	193,266
Total increase (decrease)	99,862	44,867	(1,124,277)	150,239
Net assets as of December 31, 2018	$658,026	$46,407	$5,727,684	$337,000

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division

Net assets as of January 1, 2017	$110,034,001	$1,342,308	$1,597,901	$143,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,717,386	38,666	29,872	246
Total realized gains (losses) on investments	(1,074,041)	(20,989)	4,226	(12,371)
Change in net unrealized appreciation (depreciation)
of investments	(1,046,629)	(14,676)	4,375	20,325
Net gains (losses) on investments	596,716	3,001	38,473	8,200
Net increase (decrease) in net assets resulting from operations	596,716	3,001	38,473	8,200
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,824,226	379,704	1,270,254	6,003
Administration charges	(139,581)	(1,708)	(276)	(97)
Contingent sales charges	(40,299)	(414)	(455)	(49)
Contract terminations	(11,143,845)	(163,498)	(72,228)	(9,739)
Death benefit payments	(1,580,573)	—	—	—
Flexible withdrawal option payments	(2,424,802)	(30,284)	(12,296)	(216)
Transfers to other contracts	(6,877,916)	(114,641)	(996,053)	(29,612)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,382,790)	69,159	188,946	(33,710)
Total increase (decrease)	(11,786,074)	72,160	227,419	(25,510)
Net assets as of December 31, 2017	98,247,927	1,414,468	1,825,320	117,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,182,705	46,201	34,734	(2,162)
Total realized gains (losses) on investments	(2,325,561)	(16,789)	1,498	(2,189)
Change in net unrealized appreciation (depreciation)
of investments	(438,402)	(31,113)	(140,794)	(16,291)
Net gains (losses) on investments	(581,258)	(1,701)	(104,562)	(20,642)
Net increase (decrease) in net assets resulting from operations	(581,258)	(1,701)	(104,562)	(20,642)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,925,763	593,462	2,485,752	96,900
Administration charges	(148,018)	(2,913)	(751)	(138)
Contingent sales charges	(28,120)	(77)	(516)	(54)
Contract terminations	(9,132,301)	(22,242)	(103,607)	(8,918)
Death benefit payments	(898,838)	—	—	—
Flexible withdrawal option payments	(2,307,371)	(40,766)	(21,158)	—
Transfers to other contracts	(8,287,408)	(116,142)	(649,904)	(3,211)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,876,293)	411,322	1,709,816	84,579
Total increase (decrease)	(14,457,551)	409,621	1,605,254	63,937
Net assets as of December 31, 2018	$83,790,376	$1,824,089	$3,430,574	$181,839

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division

Net assets as of January 1, 2017	$126,955	$438,123	$4,669,342	$445,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,219)	(6,627)	142,155	23,642
Total realized gains (losses) on investments	1,033	(54)	11,340	(7,434)
Change in net unrealized appreciation (depreciation)
of investments	16,581	17,859	12,096	3,443
Net gains (losses) on investments	16,395	11,178	165,591	19,651
Net increase (decrease) in net assets resulting from operations	16,395	11,178	165,591	19,651
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	20,793	109,466	1,457,057	615,281
Administration charges	(113)	(99)	(60)	(367)
Contingent sales charges	(13)	(15)	(992)	(84)
Contract terminations	(6,712)	(6,963)	(206,965)	(44,804)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(218)	(550)	(29,313)	(882)
Transfers to other contracts	(16,158)	(14,507)	(962,977)	(174,519)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,421)	87,332	256,750	394,625
Total increase (decrease)	13,974	98,510	422,341	414,276
Net assets as of December 31, 2017	140,929	536,633	5,091,683	860,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,103)	(7,748)	144,590	46,474
Total realized gains (losses) on investments	22,493	(520)	(66,296)	(17,236)
Change in net unrealized appreciation (depreciation)
of investments	(46,659)	(28,353)	(117,773)	(31,234)
Net gains (losses) on investments	(26,269)	(36,621)	(39,479)	(1,996)
Net increase (decrease) in net assets resulting from operations	(26,269)	(36,621)	(39,479)	(1,996)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	108,360	131,013	1,649,347	917,876
Administration charges	(162)	(388)	(30)	(2,974)
Contingent sales charges	(53)	(48)	(847)	(17)
Contract terminations	(14,879)	(15,525)	(208,031)	(478)
Death benefit payments	—	—	(58,591)	—
Flexible withdrawal option payments	(228)	(410)	(43,167)	(5,778)
Transfers to other contracts	(4,759)	(75,997)	(1,317,692)	(363,149)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	88,279	38,645	20,989	545,480
Total increase (decrease)	62,010	2,024	(18,490)	543,484
Net assets as of December 31, 2018	$202,939	$538,657	$5,073,193	$1,403,489

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2017	$49,426,074	$115,252	$3,877,605	$202,940

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61,290)	1,596	(52,793)	6,438
Total realized gains (losses) on investments	2,120,938	7,837	590,152	11,638
Change in net unrealized appreciation (depreciation)
of investments	16,092,740	97,757	429,012	1,436
Net gains (losses) on investments	18,152,388	107,190	966,371	19,512
Net increase (decrease) in net assets resulting from operations	18,152,388	107,190	966,371	19,512
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,360,398	796,825	186,130	50,641
Administration charges	(8,077)	(269)	(911)	(263)
Contingent sales charges	(29,711)	(16)	(251)	(9)
Contract terminations	(5,602,342)	(1,929)	(319,284)	(4,991)
Death benefit payments	(413,958)	—	(96,495)	—
Flexible withdrawal option payments	(410,480)	(407)	(62,613)	—
Transfers to other contracts	(6,721,549)	(81,904)	(82,718)	(1,558)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,825,719)	712,300	(376,142)	43,820
Total increase (decrease)	10,326,669	819,490	590,229	63,332
Net assets as of December 31, 2017	59,752,743	934,742	4,467,834	266,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(106,366)	4,262	(59,058)	314
Total realized gains (losses) on investments	2,311,424	4,163	551,578	28,526
Change in net unrealized appreciation (depreciation)
of investments	(14,162,851)	(425,756)	(664,227)	(55,192)
Net gains (losses) on investments	(11,957,793)	(417,331)	(171,707)	(26,352)
Net increase (decrease) in net assets resulting from operations	(11,957,793)	(417,331)	(171,707)	(26,352)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,804,940	1,292,658	130,090	72,148
Administration charges	(8,244)	(4,053)	(1,089)	(690)
Contingent sales charges	(32,870)	(1,501)	(198)	(19)
Contract terminations	(7,126,409)	(48,048)	(283,858)	(531)
Death benefit payments	(173,259)	(470)	(49,495)	—
Flexible withdrawal option payments	(375,517)	(5,259)	(62,821)	—
Transfers to other contracts	(5,884,760)	(219,060)	(203,236)	(748)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,796,119)	1,014,267	(470,607)	70,160
Total increase (decrease)	(18,753,912)	596,936	(642,314)	43,808
Net assets as of December 31, 2018	$40,998,831	$1,531,678	$3,825,520	$310,080

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division (1)	Invesco Health Care Series II Division (2)	Invesco International Growth Series I Division

Net assets as of January 1, 2017	$16,899,690	$7,476,525	$762,081	$9,472,356

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46,444)	(72,280)	(10,905)	(3,595)
Total realized gains (losses) on investments	1,561,035	722,137	29,261	625,792
Change in net unrealized appreciation (depreciation)
of investments	345,440	365,545	89,315	1,265,162
Net gains (losses) on investments	1,860,031	1,015,402	107,671	1,887,359
Net increase (decrease) in net assets resulting from operations	1,860,031	1,015,402	107,671	1,887,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	445,239	583,929	271,202	763,895
Administration charges	(2,404)	(1,255)	(1,838)	(15,793)
Contingent sales charges	(1,327)	(676)	(113)	(8,974)
Contract terminations	(1,684,725)	(779,136)	(55,964)	(1,135,706)
Death benefit payments	(135,720)	(50,348)	—	(22,127)
Flexible withdrawal option payments	(227,731)	(106,354)	(1,749)	(94,815)
Transfers to other contracts	(389,060)	(680,299)	(53,377)	(1,318,589)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,995,728)	(1,034,139)	158,161	(1,832,109)
Total increase (decrease)	(135,697)	(18,737)	265,832	55,250
Net assets as of December 31, 2017	16,763,993	7,457,788	1,027,913	9,527,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66,620)	(94,482)	(13,163)	47,790
Total realized gains (losses) on investments	1,828,672	1,031,190	125,334	500,222
Change in net unrealized appreciation (depreciation)
of investments	(3,263,203)	(931,133)	(141,599)	(1,906,439)
Net gains (losses) on investments	(1,501,151)	5,575	(29,428)	(1,358,427)
Net increase (decrease) in net assets resulting from operations	(1,501,151)	5,575	(29,428)	(1,358,427)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	324,506	468,655	635,227	706,679
Administration charges	(2,503)	(1,351)	(3,156)	(15,630)
Contingent sales charges	(1,028)	(887)	(578)	(8,169)
Contract terminations	(1,472,340)	(815,208)	(139,662)	(1,177,492)
Death benefit payments	(93,410)	(57,045)	(3,536)	(76,052)
Flexible withdrawal option payments	(231,471)	(100,526)	(3,913)	(88,231)
Transfers to other contracts	(1,268,946)	(487,704)	(169,661)	(918,081)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,745,192)	(994,066)	314,721	(1,576,976)
Total increase (decrease)	(4,246,343)	(988,491)	285,293	(2,935,403)
Net assets as of December 31, 2018	$12,517,650	$6,469,297	$1,313,206	$6,592,203

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(2) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net assets as of January 1, 2017	$417,949	$1,101,948	$7,699,966	$2,689,778

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,019	(15,353)	(110,489)	(43,440)
Total realized gains (losses) on investments	2,425	182,604	543,883	318,145
Change in net unrealized appreciation (depreciation)
of investments	96,580	54,010	478,000	625,794
Net gains (losses) on investments	100,024	221,261	911,394	900,499
Net increase (decrease) in net assets resulting from operations	100,024	221,261	911,394	900,499
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,118	181,711	553,725	794,665
Administration charges	(484)	(206)	(8,981)	(282)
Contingent sales charges	(134)	(149)	(3,804)	(277)
Contract terminations	(11,629)	(188,862)	(671,080)	(351,498)
Death benefit payments	—	—	(1,309)	(29,135)
Flexible withdrawal option payments	(7,154)	(17,099)	(102,338)	(45,325)
Transfers to other contracts	(26,474)	(89,720)	(523,029)	(266,170)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	147,243	(114,325)	(756,816)	101,978
Total increase (decrease)	247,267	106,936	154,578	1,002,477
Net assets as of December 31, 2017	665,216	1,208,884	7,854,544	3,692,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,665	(16,213)	(102,512)	(47,841)
Total realized gains (losses) on investments	7,195	156,424	557,254	408,230
Change in net unrealized appreciation (depreciation)
of investments	(158,987)	(207,235)	(1,481,969)	(351,387)
Net gains (losses) on investments	(145,127)	(67,024)	(1,027,227)	9,002
Net increase (decrease) in net assets resulting from operations	(145,127)	(67,024)	(1,027,227)	9,002
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	377,429	191,886	472,452	475,208
Administration charges	(1,282)	(238)	(10,396)	(324)
Contingent sales charges	(113)	(118)	(4,757)	(285)
Contract terminations	(15,431)	(168,998)	(838,885)	(407,825)
Death benefit payments	—	—	(140,436)	(95,803)
Flexible withdrawal option payments	(9,766)	(19,171)	(90,627)	(44,855)
Transfers to other contracts	(9,977)	(103,450)	(623,190)	(580,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	340,860	(100,089)	(1,235,839)	(654,687)
Total increase (decrease)	195,733	(167,113)	(2,263,066)	(645,685)
Net assets as of December 31, 2018	$860,949	$1,041,771	$5,591,478	$3,046,570

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division

Net assets as of January 1, 2017	$4,558,350	$8,696,456	$1,933,140	$40,321,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46,386)	(71,517)	26,446	(396,229)
Total realized gains (losses) on investments	82,415	1,545,432	(9,552)	2,946,872
Change in net unrealized appreciation (depreciation)
of investments	605,470	615,286	21,710	10,242,408
Net gains (losses) on investments	641,499	2,089,201	38,604	12,793,051
Net increase (decrease) in net assets resulting from operations	641,499	2,089,201	38,604	12,793,051
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,797	459,960	600,924	2,112,519
Administration charges	(13,604)	(2,435)	(919)	(32,062)
Contingent sales charges	(3,230)	(767)	(280)	(9,197)
Contract terminations	(408,710)	(973,844)	(97,126)	(3,783,753)
Death benefit payments	(19,482)	(18,522)	—	(382,142)
Flexible withdrawal option payments	(66,970)	(61,674)	(14,781)	(575,641)
Transfers to other contracts	(549,771)	(413,079)	(294,919)	(2,073,598)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(814,970)	(1,010,361)	192,899	(4,743,874)
Total increase (decrease)	(173,471)	1,078,840	231,503	8,049,177
Net assets as of December 31, 2017	4,384,879	9,775,296	2,164,643	48,371,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43,538)	(114,024)	25,024	(500,074)
Total realized gains (losses) on investments	222,283	1,519,276	(33,900)	7,880,074
Change in net unrealized appreciation (depreciation)
of investments	(911,597)	(1,513,581)	(42,489)	(10,619,371)
Net gains (losses) on investments	(732,852)	(108,329)	(51,365)	(3,239,371)
Net increase (decrease) in net assets resulting from operations	(732,852)	(108,329)	(51,365)	(3,239,371)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,699	557,824	535,559	3,292,902
Administration charges	(14,723)	(2,220)	(2,108)	(37,987)
Contingent sales charges	(3,429)	(668)	(403)	(14,566)
Contract terminations	(494,217)	(956,326)	(74,459)	(5,571,323)
Death benefit payments	(8,717)	(35,632)	(3,417)	(450,794)
Flexible withdrawal option payments	(67,899)	(63,139)	(25,228)	(610,593)
Transfers to other contracts	(483,263)	(574,526)	(685,266)	(2,430,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(746,549)	(1,074,687)	(255,322)	(5,823,240)
Total increase (decrease)	(1,479,401)	(1,183,016)	(306,687)	(9,062,611)
Net assets as of December 31, 2018	$2,905,478	$8,592,280	$1,857,956	$39,308,454

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2017	$307,355	$94,520,745	$127,126	$92,870,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,483)	(1,343,021)	(4,266)	333,061
Total realized gains (losses) on investments	9,579	10,107,471	26,229	8,176,820
Change in net unrealized appreciation (depreciation)
of investments	111,167	20,061,177	65,761	9,376,808
Net gains (losses) on investments	116,263	28,825,627	87,724	17,886,689
Net increase (decrease) in net assets resulting from operations	116,263	28,825,627	87,724	17,886,689
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	314,906	3,325,404	518,780	8,528,674
Administration charges	(674)	(28,376)	(453)	(51,674)
Contingent sales charges	(59)	(22,554)	(30)	(32,551)
Contract terminations	(31,436)	(8,760,176)	(15,889)	(8,327,175)
Death benefit payments	—	(567,145)	—	(286,337)
Flexible withdrawal option payments	(3,816)	(1,033,184)	(970)	(1,269,966)
Transfers to other contracts	(21,027)	(4,096,406)	(13,827)	(4,927,180)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	257,894	(11,182,437)	487,611	(6,366,209)
Total increase (decrease)	374,157	17,643,190	575,335	11,520,480
Net assets as of December 31, 2017	681,512	112,163,935	702,461	104,390,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,340)	(1,498,505)	(20,313)	365,098
Total realized gains (losses) on investments	147,092	15,783,396	198,214	12,383,458
Change in net unrealized appreciation (depreciation)
of investments	(369,940)	(10,937,857)	(383,342)	(18,120,279)
Net gains (losses) on investments	(233,188)	3,347,034	(205,441)	(5,371,723)
Net increase (decrease) in net assets resulting from operations	(233,188)	3,347,034	(205,441)	(5,371,723)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,226,636	6,084,659	2,904,466	8,724,026
Administration charges	(3,499)	(33,196)	(5,882)	(57,937)
Contingent sales charges	(763)	(22,493)	(631)	(33,286)
Contract terminations	(95,078)	(10,253,450)	(33,279)	(9,612,324)
Death benefit payments	—	(822,050)	—	(641,672)
Flexible withdrawal option payments	(5,514)	(1,131,561)	(8,577)	(1,358,328)
Transfers to other contracts	(44,502)	(6,530,248)	(193,730)	(7,492,770)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,077,280	(12,708,339)	2,662,367	(10,472,291)
Total increase (decrease)	844,092	(9,361,305)	2,456,926	(15,844,014)
Net assets as of December 31, 2018	$1,525,604	$102,802,630	$3,159,387	$88,546,808

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	LargeCap S&P 500 Index Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2017	$765,977	$3,307,744	$1,031,307	$11,829,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,881	7,433	(17,026)	351,510
Total realized gains (losses) on investments	71,064	221,878	16,349	(113,320)
Change in net unrealized appreciation (depreciation)
of investments	252,908	865,803	263,843	1,283,547
Net gains (losses) on investments	341,853	1,095,114	263,166	1,521,737
Net increase (decrease) in net assets resulting from operations	341,853	1,095,114	263,166	1,521,737
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,320,602	3,850,283	303,618	1,769,494
Administration charges	(1,452)	(1,250)	(127)	(1,790)
Contingent sales charges	(2,698)	(1,094)	(314)	(8,035)
Contract terminations	(132,036)	(288,046)	(39,867)	(1,034,106)
Death benefit payments	(6,415)	—	—	(6,057)
Flexible withdrawal option payments	(4,440)	(35,757)	(21,395)	(105,114)
Transfers to other contracts	(46,348)	(1,229,260)	(39,340)	(689,574)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,127,213	2,294,876	202,575	(75,182)
Total increase (decrease)	2,469,066	3,389,990	465,741	1,446,555
Net assets as of December 31, 2017	3,235,043	6,697,734	1,497,048	13,276,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45,158	(25,406)	(28,928)	(75,014)
Total realized gains (losses) on investments	250,771	332,315	390,401	(193,173)
Change in net unrealized appreciation (depreciation)
of investments	(859,123)	(1,068,216)	(584,728)	163,854
Net gains (losses) on investments	(563,194)	(761,307)	(223,255)	(104,333)
Net increase (decrease) in net assets resulting from operations	(563,194)	(761,307)	(223,255)	(104,333)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,730,271	2,015,034	1,759,138	1,532,777
Administration charges	(10,660)	(4,371)	(1,419)	(3,926)
Contingent sales charges	(2,648)	(3,080)	(733)	(7,205)
Contract terminations	(108,386)	(501,821)	(52,778)	(1,072,991)
Death benefit payments	—	(4,312)	(33,614)	(77,647)
Flexible withdrawal option payments	(28,844)	(42,866)	(30,782)	(104,941)
Transfers to other contracts	(171,635)	(1,677,728)	(450,301)	(1,049,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,408,098	(219,144)	1,189,511	(783,253)
Total increase (decrease)	3,844,904	(980,451)	966,256	(887,586)
Net assets as of December 31, 2018	$7,079,947	$5,717,283	$2,463,304	$12,388,418

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division

Net assets as of January 1, 2017	$5,780,196	$324,262,727	$170,427	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,082	(2,607,109)	530	(1)
Total realized gains (losses) on investments	369,630	44,640,452	1,617	—
Change in net unrealized appreciation (depreciation)
of investments	489,048	30,724,255	13,675	49
Net gains (losses) on investments	873,760	72,757,598	15,822	48
Net increase (decrease) in net assets resulting from operations	873,760	72,757,598	15,822	48
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,075,241	11,283,093	7,429	13,763
Administration charges	(335)	(295,954)	(30)	—
Contingent sales charges	(4,924)	(110,634)	(2)	—
Contract terminations	(623,142)	(31,046,790)	(260)	—
Death benefit payments	—	(2,400,922)	—	—
Flexible withdrawal option payments	(68,910)	(4,723,769)	(3,482)	—
Transfers to other contracts	(792,978)	(17,878,139)	(29,067)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(415,048)	(45,173,115)	(25,412)	13,763
Total increase (decrease)	458,712	27,584,483	(9,590)	13,811
Net assets as of December 31, 2017	6,238,908	351,847,210	160,837	13,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,467)	(3,470,289)	2,548	864
Total realized gains (losses) on investments	505,489	64,398,236	1,079	74
Change in net unrealized appreciation (depreciation)
of investments	(1,119,990)	(84,185,785)	(16,908)	(3,699)
Net gains (losses) on investments	(624,968)	(23,257,838)	(13,281)	(2,761)
Net increase (decrease) in net assets resulting from operations	(624,968)	(23,257,838)	(13,281)	(2,761)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	573,815	11,081,798	40,734	33,164
Administration charges	(277)	(304,557)	(30)	(62)
Contingent sales charges	(5,560)	(100,029)	(10)	—
Contract terminations	(801,478)	(33,444,054)	(1,392)	—
Death benefit payments	(724)	(2,413,752)	—	—
Flexible withdrawal option payments	(53,233)	(4,551,400)	(3,482)	—
Transfers to other contracts	(645,530)	(15,350,029)	(448)	(913)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(932,987)	(45,082,023)	35,372	32,189
Total increase (decrease)	(1,557,955)	(68,339,861)	22,091	29,428
Net assets as of December 31, 2018	$4,680,953	$283,507,349	$182,928	$43,239

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division (1)	Neuberger Berman AMT Sustainable Equity Class S Division (2)

Net assets as of January 1, 2017	$4,992,582	$2,447,553	$4,563,370	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,734)	(35,262)	(41,108)	—
Total realized gains (losses) on investments	428,225	84,268	502,769	—
Change in net unrealized appreciation (depreciation)
of investments	124,352	461,386	224,431	—
Net gains (losses) on investments	511,843	510,392	686,092	—
Net increase (decrease) in net assets resulting from operations	511,843	510,392	686,092	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	231,916	360,076	212,616	—
Administration charges	(853)	(2,469)	(17,542)	—
Contingent sales charges	(3,936)	(4,181)	(4,049)	—
Contract terminations	(498,069)	(541,181)	(512,387)	—
Death benefit payments	(39,092)	(27,665)	(17,222)	—
Flexible withdrawal option payments	(20,802)	(17,781)	(113,367)	—
Transfers to other contracts	(611,659)	(126,238)	(442,376)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(942,495)	(359,439)	(894,327)	—
Total increase (decrease)	(430,652)	150,953	(208,235)	—
Net assets as of December 31, 2017	4,561,930	2,598,506	4,355,135	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,219)	(38,099)	(37,130)	2
Total realized gains (losses) on investments	721,182	318,504	730,145	(286)
Change in net unrealized appreciation (depreciation)
of investments	(803,614)	(507,941)	(893,064)	(126)
Net gains (losses) on investments	(94,651)	(227,536)	(200,049)	(410)
Net increase (decrease) in net assets resulting from operations	(94,651)	(227,536)	(200,049)	(410)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	167,831	750,610	321,603	10,781
Administration charges	(736)	(4,337)	(19,485)	(1)
Contingent sales charges	(3,665)	(1,648)	(3,865)	(1)
Contract terminations	(528,238)	(233,406)	(557,164)	(181)
Death benefit payments	(40,039)	(4,809)	(16,195)	—
Flexible withdrawal option payments	(19,625)	(22,313)	(88,288)	—
Transfers to other contracts	(224,845)	(401,798)	(586,949)	(8,682)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(649,317)	82,299	(950,343)	1,916
Total increase (decrease)	(743,968)	(145,237)	(1,150,392)	1,506
Net assets as of December 31, 2018	$3,817,962	$2,453,269	$3,204,743	$1,506

(1) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.
(2) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Net assets as of January 1, 2017	$555,279	$3,837,833	$52,673	$11,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,797)	116,507	2,593	1,017
Total realized gains (losses) on investments	32,263	(72,746)	280	(140)
Change in net unrealized appreciation (depreciation)
of investments	39,996	382,628	4,509	(865)
Net gains (losses) on investments	68,462	426,389	7,382	12
Net increase (decrease) in net assets resulting from operations	68,462	426,389	7,382	12
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	83,556	255,465	38,497	490
Administration charges	(108)	(86)	(29)	—
Contingent sales charges	(36)	(1,959)	—	—
Contract terminations	(46,045)	(247,953)	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(1,202)	(61,170)	—	—
Transfers to other contracts	(57,779)	(520,218)	(711)	(1,604)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(21,614)	(575,921)	37,757	(1,114)
Total increase (decrease)	46,848	(149,532)	45,139	(1,102)
Net assets as of December 31, 2017	602,127	3,688,301	97,812	10,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,339)	52,643	1,859	57
Total realized gains (losses) on investments	67,785	(30,509)	1,167	(176)
Change in net unrealized appreciation (depreciation)
of investments	(112,224)	(237,187)	(9,885)	(3,877)
Net gains (losses) on investments	(50,778)	(215,053)	(6,859)	(3,996)
Net increase (decrease) in net assets resulting from operations	(50,778)	(215,053)	(6,859)	(3,996)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	92,167	352,284	16,377	38,424
Administration charges	(66)	(42)	(193)	(20)
Contingent sales charges	(16)	(3,428)	—	(5)
Contract terminations	(22,637)	(494,108)	—	(153)
Death benefit payments	(600)	(22,093)	—	—
Flexible withdrawal option payments	(1,196)	(61,090)	—	—
Transfers to other contracts	(217,286)	(497,332)	(6,691)	(1,069)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(149,634)	(725,809)	9,493	37,177
Total increase (decrease)	(200,412)	(940,862)	2,634	33,181
Net assets as of December 31, 2018	$401,715	$2,747,439	$100,446	$43,808

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2017	$21,316,043	$315,289	$25,990,162	$109,609,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	767,047	(342)	154,001	(152,418)
Total realized gains (losses) on investments	(83,616)	(758)	(297,195)	2,313,452
Change in net unrealized appreciation (depreciation)
of investments	422,031	374	1,015,550	17,218,286
Net gains (losses) on investments	1,105,462	(726)	872,356	19,379,320
Net increase (decrease) in net assets resulting from operations	1,105,462	(726)	872,356	19,379,320
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,311,815	226,717	4,188,866	4,658,041
Administration charges	(2,115)	(40)	(2,127)	(212,626)
Contingent sales charges	(10,907)	(188)	(21,823)	(67,213)
Contract terminations	(1,411,094)	(32,384)	(2,722,149)	(11,215,730)
Death benefit payments	(51,266)	(267)	(33,930)	(764,030)
Flexible withdrawal option payments	(313,950)	(623)	(428,581)	(2,259,867)
Transfers to other contracts	(2,212,594)	(115,308)	(1,826,638)	(6,572,963)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(690,111)	77,907	(846,382)	(16,434,388)
Total increase (decrease)	415,351	77,181	25,974	2,944,932
Net assets as of December 31, 2017	21,731,394	392,470	26,016,136	112,554,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	724,718	3,647	257,756	(286,518)
Total realized gains (losses) on investments	(240,898)	(4,692)	(322,664)	9,885,087
Change in net unrealized appreciation (depreciation)
of investments	(1,268,626)	(3,712)	(446,136)	(13,540,449)
Net gains (losses) on investments	(784,806)	(4,757)	(511,044)	(3,941,880)
Net increase (decrease) in net assets resulting from operations	(784,806)	(4,757)	(511,044)	(3,941,880)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,435,213	1,182,756	2,922,114	4,553,932
Administration charges	(5,316)	(365)	(4,057)	(223,855)
Contingent sales charges	(16,128)	(178)	(26,132)	(51,549)
Contract terminations	(2,043,898)	(33,689)	(3,785,673)	(10,083,321)
Death benefit payments	(204,632)	—	(102,824)	(903,342)
Flexible withdrawal option payments	(255,623)	(3,732)	(400,204)	(2,187,907)
Transfers to other contracts	(2,932,830)	(504,005)	(2,485,192)	(8,287,659)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,023,214)	640,787	(3,881,968)	(17,183,701)
Total increase (decrease)	(3,808,020)	636,030	(4,393,012)	(21,125,581)
Net assets as of December 31, 2018	$17,923,374	$1,028,500	$21,623,124	$91,428,734

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division

Net assets as of January 1, 2017	$431,660	$26,897,585	$107,765,196	$16,129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	765	201,320	575,752	3,052
Total realized gains (losses) on investments	16,032	2,333,106	4,660,759	3,080
Change in net unrealized appreciation (depreciation)
of investments	100,831	(94,688)	8,148,882	16,952
Net gains (losses) on investments	117,628	2,439,738	13,385,393	23,084
Net increase (decrease) in net assets resulting from operations	117,628	2,439,738	13,385,393	23,084
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	544,638	655,192	2,896,540	635,984
Administration charges	(1,117)	(81,924)	(493,486)	(120)
Contingent sales charges	(127)	(22,565)	(66,066)	(31)
Contract terminations	(51,854)	(3,261,629)	(9,307,127)	(1,441)
Death benefit payments	(957)	(158,043)	(88,096)	—
Flexible withdrawal option payments	(4,589)	(994,928)	(3,310,281)	—
Transfers to other contracts	(36,111)	(1,175,993)	(5,887,743)	(197)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	449,883	(5,039,890)	(16,256,259)	634,195
Total increase (decrease)	567,511	(2,600,152)	(2,870,866)	657,279
Net assets as of December 31, 2017	999,171	24,297,433	104,894,330	673,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	628	311,111	1,168,395	24,737
Total realized gains (losses) on investments	117,597	2,257,576	10,042,987	34,651
Change in net unrealized appreciation (depreciation)
of investments	(269,776)	(3,578,113)	(17,238,827)	(157,680)
Net gains (losses) on investments	(151,551)	(1,009,426)	(6,027,445)	(98,292)
Net increase (decrease) in net assets resulting from operations	(151,551)	(1,009,426)	(6,027,445)	(98,292)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,558,678	628,286	2,887,583	852,721
Administration charges	(4,908)	(82,130)	(532,118)	(4,599)
Contingent sales charges	(1,517)	(18,046)	(61,413)	(114)
Contract terminations	(65,659)	(2,668,055)	(9,516,705)	(3,217)
Death benefit payments	(5,425)	(1,253,029)	(671,767)	—
Flexible withdrawal option payments	(9,347)	(954,790)	(3,248,295)	(23,753)
Transfers to other contracts	(174,980)	(1,380,883)	(4,720,580)	(83,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,296,842	(5,728,647)	(15,863,295)	737,277
Total increase (decrease)	1,145,291	(6,738,073)	(21,890,740)	638,985
Net assets as of December 31, 2018	$2,144,462	$17,559,360	$83,003,590	$1,312,393

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net assets as of January 1, 2017	$64,964,505	$82,097	$13,886,121	$120,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,547	3,694	(11,133)	1,070
Total realized gains (losses) on investments	2,618,624	8,745	536,684	6,100
Change in net unrealized appreciation (depreciation)
of investments	7,533,535	46,998	1,979,817	36,412
Net gains (losses) on investments	10,240,706	59,437	2,505,368	43,582
Net increase (decrease) in net assets resulting from operations	10,240,706	59,437	2,505,368	43,582
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,530,112	772,926	514,288	233,457
Administration charges	(332,634)	(623)	(4,905)	(558)
Contingent sales charges	(38,075)	(38)	(7,905)	(37)
Contract terminations	(5,281,538)	(5,280)	(1,081,633)	(19,963)
Death benefit payments	(254,056)	—	(154,297)	—
Flexible withdrawal option payments	(1,178,078)	(10,545)	(29,642)	—
Transfers to other contracts	(8,186,305)	(46,221)	(463,308)	(308)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,740,574)	710,219	(1,227,402)	212,591
Total increase (decrease)	3,500,132	769,656	1,277,966	256,173
Net assets as of December 31, 2017	68,464,637	851,753	15,164,087	376,856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	577,821	23,367	93,252	7,263
Total realized gains (losses) on investments	4,974,375	56,458	959,741	46,339
Change in net unrealized appreciation (depreciation)
of investments	(10,456,268)	(236,837)	(2,363,896)	(129,154)
Net gains (losses) on investments	(4,904,072)	(157,012)	(1,310,903)	(75,552)
Net increase (decrease) in net assets resulting from operations	(4,904,072)	(157,012)	(1,310,903)	(75,552)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,200,586	1,231,715	510,792	574,001
Administration charges	(384,195)	(4,051)	(5,043)	(2,587)
Contingent sales charges	(65,150)	(405)	(5,660)	(1,157)
Contract terminations	(9,566,699)	(13,439)	(860,788)	(126,888)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(1,332,083)	(13,796)	(29,193)	(3,447)
Transfers to other contracts	(817,854)	(96,979)	(493,219)	(84,393)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,965,395)	1,103,045	(883,111)	355,529
Total increase (decrease)	(13,869,467)	946,033	(2,194,014)	279,977
Net assets as of December 31, 2018	$54,595,170	$1,797,786	$12,970,073	$656,833

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2017	$9,241,996	$84,066	$16,091,601	$77,553,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,252)	3,611	139,438	274,282
Total realized gains (losses) on investments	252,747	4,202	475,645	10,816,801
Change in net unrealized appreciation (depreciation)
of investments	1,665,168	61,882	461,286	(5,487,924)
Net gains (losses) on investments	1,904,663	69,695	1,076,369	5,603,159
Net increase (decrease) in net assets resulting from operations	1,904,663	69,695	1,076,369	5,603,159
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	796,107	642,804	1,110,256	5,625,419
Administration charges	(4,214)	(618)	(40,351)	(15,384)
Contingent sales charges	(3,614)	(22)	(6,669)	(31,841)
Contract terminations	(501,336)	(11,753)	(1,164,080)	(7,500,315)
Death benefit payments	—	—	(90,435)	(463,650)
Flexible withdrawal option payments	(37,286)	—	(606,580)	(788,294)
Transfers to other contracts	(109,338)	(6,549)	(1,186,346)	(4,665,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	140,319	623,862	(1,984,205)	(7,839,469)
Total increase (decrease)	2,044,982	693,557	(907,836)	(2,236,310)
Net assets as of December 31, 2017	11,286,978	777,623	15,183,765	75,317,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71,952	6,535	152,873	279,047
Total realized gains (losses) on investments	805,456	67,153	640,078	8,547,778
Change in net unrealized appreciation (depreciation)
of investments	(1,948,794)	(182,805)	(1,344,295)	(12,652,684)
Net gains (losses) on investments	(1,071,386)	(109,117)	(551,344)	(3,825,859)
Net increase (decrease) in net assets resulting from operations	(1,071,386)	(109,117)	(551,344)	(3,825,859)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	759,700	295,317	585,659	3,833,843
Administration charges	(4,077)	(4,219)	(43,259)	(15,931)
Contingent sales charges	(3,669)	(102)	(9,056)	(24,380)
Contract terminations	(548,824)	(2,882)	(1,630,543)	(6,488,601)
Death benefit payments	(4,024)	—	(290,478)	(403,096)
Flexible withdrawal option payments	(40,799)	(153)	(595,137)	(780,979)
Transfers to other contracts	(654,039)	(29,842)	(1,248,458)	(6,112,221)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(495,732)	258,119	(3,231,272)	(9,991,365)
Total increase (decrease)	(1,567,118)	149,002	(3,782,616)	(13,817,224)
Net assets as of December 31, 2018	$9,719,860	$926,625	$11,401,149	$61,500,401

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2017	$3,951,070	$339,859	$269,630	$581,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,145	(2,478)	(4,211)	(10,804)
Total realized gains (losses) on investments	82,729	5,093	(3,731)	65,436
Change in net unrealized appreciation (depreciation)
of investments	62,286	69,026	12,981	146,284
Net gains (losses) on investments	147,160	71,641	5,039	200,916
Net increase (decrease) in net assets resulting from operations	147,160	71,641	5,039	200,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	820,956	48,152	106,384	662,863
Administration charges	(2,262)	(115)	(9)	(1,420)
Contingent sales charges	(475)	(6)	(186)	(75)
Contract terminations	(253,463)	(2,959)	(29,946)	(37,422)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(15,181)	—	(2,088)	(960)
Transfers to other contracts	(2,111,029)	(16,771)	(77,512)	(46,390)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,561,454)	28,301	(3,357)	576,596
Total increase (decrease)	(1,414,294)	99,942	1,682	777,512
Net assets as of December 31, 2017	2,536,776	439,801	271,312	1,358,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,956	(3,555)	9,888	(20,910)
Total realized gains (losses) on investments	227,215	12,146	10,247	101,008
Change in net unrealized appreciation (depreciation)
of investments	(402,912)	(113,786)	(108,846)	(186,449)
Net gains (losses) on investments	(157,741)	(105,195)	(88,711)	(106,351)
Net increase (decrease) in net assets resulting from operations	(157,741)	(105,195)	(88,711)	(106,351)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,216,004	161,093	309,624	954,303
Administration charges	(5,729)	(434)	(253)	(5,637)
Contingent sales charges	(490)	(79)	(117)	(1,331)
Contract terminations	(107,735)	(2,670)	(23,285)	(103,095)
Death benefit payments	—	—	(1,198)	(2,542)
Flexible withdrawal option payments	(19,717)	(365)	(2,362)	(3,704)
Transfers to other contracts	(190,829)	(1,708)	(41,430)	(265,364)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	891,504	155,837	240,979	572,630
Total increase (decrease)	733,763	50,642	152,268	466,279
Net assets as of December 31, 2018	$3,270,539	$490,443	$423,580	$1,824,883

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net assets as of January 1, 2017	$541,175,217	$3,651,180	$137,719,871	$3,073,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,740,916	50,979	1,707,546	64,928
Total realized gains (losses) on investments	21,998,441	127,530	3,300,675	(16,261)
Change in net unrealized appreciation (depreciation)
of investments	43,013,767	538,177	7,632,647	290,776
Net gains (losses) on investments	68,753,124	716,686	12,640,868	339,443
Net increase (decrease) in net assets resulting from operations	68,753,124	716,686	12,640,868	339,443
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	33,722,654	5,563,270	7,340,485	2,622,098
Administration charges	(3,001,980)	(8,873)	(439,968)	(7,125)
Contingent sales charges	(393,293)	(1,379)	(128,937)	(567)
Contract terminations	(54,236,599)	(249,009)	(18,577,945)	(217,385)
Death benefit payments	(4,342,468)	(32,880)	(1,420,103)	(57,864)
Flexible withdrawal option payments	(13,534,018)	(111,544)	(3,359,004)	(14,059)
Transfers to other contracts	(32,119,214)	(380,178)	(5,426,108)	(534,573)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(73,904,918)	4,779,407	(22,011,580)	1,790,525
Total increase (decrease)	(5,151,794)	5,496,093	(9,370,712)	2,129,968
Net assets as of December 31, 2017	536,023,423	9,147,273	128,349,159	5,203,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,073,899	253,956	2,170,636	125,568
Total realized gains (losses) on investments	30,909,114	673,443	4,847,423	206,670
Change in net unrealized appreciation (depreciation)
of investments	(68,888,685)	(1,809,015)	(12,400,624)	(621,650)
Net gains (losses) on investments	(29,905,672)	(881,616)	(5,382,565)	(289,412)
Net increase (decrease) in net assets resulting from operations	(29,905,672)	(881,616)	(5,382,565)	(289,412)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	19,032,622	5,858,093	5,631,596	2,147,675
Administration charges	(3,360,590)	(28,936)	(452,025)	(18,351)
Contingent sales charges	(314,852)	(6,747)	(89,809)	(1,853)
Contract terminations	(51,825,702)	(636,550)	(15,336,465)	(300,532)
Death benefit payments	(4,527,129)	—	(999,078)	(13,800)
Flexible withdrawal option payments	(13,334,965)	(226,862)	(3,390,344)	(50,317)
Transfers to other contracts	(19,578,439)	(127,888)	(5,362,607)	(673,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(73,909,055)	4,831,110	(19,998,732)	1,089,680
Total increase (decrease)	(103,814,727)	3,949,494	(25,381,297)	800,268
Net assets as of December 31, 2018	$432,208,696	$13,096,767	$102,967,862	$6,003,981

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2017	$98,935,581	$5,812,996	$164,165,581	$4,297,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103,204	20,611	3,034,291	128,544
Total realized gains (losses) on investments	4,990,397	121,643	2,455,649	(34,136)
Change in net unrealized appreciation (depreciation)
of investments	12,066,901	1,015,640	5,304,303	252,324
Net gains (losses) on investments	17,160,502	1,157,894	10,794,243	346,732
Net increase (decrease) in net assets resulting from operations	17,160,502	1,157,894	10,794,243	346,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,733,464	2,386,466	20,050,954	5,069,721
Administration charges	(11,967)	(19,978)	(253,764)	(7,661)
Contingent sales charges	(55,044)	(651)	(108,619)	(1,870)
Contract terminations	(8,568,406)	(271,826)	(16,213,458)	(776,356)
Death benefit payments	(1,584,806)	(42,270)	(2,132,400)	(497,285)
Flexible withdrawal option payments	(893,682)	(65,476)	(3,877,179)	(93,195)
Transfers to other contracts	(4,995,346)	(478,617)	(12,720,115)	(241,125)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,375,787)	1,507,648	(15,254,581)	3,452,229
Total increase (decrease)	7,784,715	2,665,542	(4,460,338)	3,798,961
Net assets as of December 31, 2017	106,720,296	8,478,538	159,705,243	8,096,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,245,341	163,025	3,635,657	323,777
Total realized gains (losses) on investments	8,374,957	522,418	3,301,827	244,072
Change in net unrealized appreciation (depreciation)
of investments	(17,095,687)	(1,585,855)	(11,650,339)	(952,659)
Net gains (losses) on investments	(7,475,389)	(900,412)	(4,712,855)	(384,810)
Net increase (decrease) in net assets resulting from operations	(7,475,389)	(900,412)	(4,712,855)	(384,810)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,713,365	3,712,822	7,441,334	7,557,241
Administration charges	(10,820)	(39,418)	(268,839)	(30,683)
Contingent sales charges	(117,897)	(1,423)	(89,915)	(3,465)
Contract terminations	(18,239,752)	(368,326)	(15,598,980)	(332,473)
Death benefit payments	(604,715)	—	(1,753,851)	(4,891)
Flexible withdrawal option payments	(988,809)	(70,330)	(3,888,060)	(194,691)
Transfers to other contracts	(4,209,807)	(62,565)	(13,987,368)	(2,190,264)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,458,435)	3,170,760	(28,145,679)	4,800,774
Total increase (decrease)	(20,933,824)	2,270,348	(32,858,534)	4,415,964
Net assets as of December 31, 2018	$85,786,472	$10,748,886	$126,846,709	$12,512,154

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

Net assets as of January 1, 2017	$62,692,692	$2,708,237	$99,558,356	$1,062,896

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,639)	5,280	498,076	213
Total realized gains (losses) on investments	4,140,609	78,527	102,246	9,738
Change in net unrealized appreciation (depreciation)
of investments	7,946,279	589,608	354,440	(1,086)
Net gains (losses) on investments	12,046,249	673,415	954,762	8,865
Net increase (decrease) in net assets resulting from operations	12,046,249	673,415	954,762	8,865
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,747,721	2,065,697	12,313,866	2,685,702
Administration charges	(10,048)	(4,323)	(328,473)	(2,126)
Contingent sales charges	(58,530)	(556)	(68,965)	(3,669)
Contract terminations	(7,851,714)	(221,015)	(10,300,109)	(1,939,474)
Death benefit payments	(115,748)	—	(1,074,986)	—
Flexible withdrawal option payments	(424,124)	(26,399)	(3,240,521)	(22,962)
Transfers to other contracts	(4,643,457)	(117,141)	(10,447,820)	(316,538)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,355,900)	1,696,263	(13,147,008)	400,933
Total increase (decrease)	3,690,349	2,369,678	(12,192,246)	409,798
Net assets as of December 31, 2017	66,383,041	5,077,915	87,366,110	1,472,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	499,548	70,988	573,009	32,441
Total realized gains (losses) on investments	4,338,854	366,931	(603,743)	(8,905)
Change in net unrealized appreciation (depreciation)
of investments	(10,566,310)	(1,091,961)	(333,574)	(11,559)
Net gains (losses) on investments	(5,727,908)	(654,042)	(364,308)	11,977
Net increase (decrease) in net assets resulting from operations	(5,727,908)	(654,042)	(364,308)	11,977
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,485,914	1,916,670	11,769,693	2,745,507
Administration charges	(9,084)	(17,772)	(351,958)	(7,925)
Contingent sales charges	(57,502)	(1,161)	(46,233)	(543)
Contract terminations	(8,698,002)	(205,718)	(8,040,179)	(110,742)
Death benefit payments	(238,987)	(3,917)	(930,051)	(808)
Flexible withdrawal option payments	(460,126)	(31,603)	(3,064,803)	(44,428)
Transfers to other contracts	(3,728,822)	(61,763)	(12,569,782)	(595,175)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,706,609)	1,594,736	(13,233,313)	1,985,886
Total increase (decrease)	(15,434,517)	940,694	(13,597,621)	1,997,863
Net assets as of December 31, 2018	$50,948,524	$6,018,609	$73,768,489	$3,470,557

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net assets as of January 1, 2017	$116,092,220	$870,672	$16,507,067	$24,917,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,062,459)	(8,827)	(286,678)	(398,096)
Total realized gains (losses) on investments	4,737,378	6,025	1,414,233	2,947,066
Change in net unrealized appreciation (depreciation)
of investments	8,206,537	101,266	4,462,163	3,529,025
Net gains (losses) on investments	11,881,456	98,464	5,589,718	6,077,995
Net increase (decrease) in net assets resulting from operations	11,881,456	98,464	5,589,718	6,077,995
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,510,921	366,153	3,027,969	3,556,516
Administration charges	(106,470)	(1,266)	(18,793)	(11,638)
Contingent sales charges	(42,393)	(163)	(9,702)	(18,918)
Contract terminations	(12,189,630)	(55,799)	(1,227,767)	(2,394,010)
Death benefit payments	(616,602)	—	(38,345)	(65,568)
Flexible withdrawal option payments	(1,512,201)	(17,484)	(202,518)	(271,615)
Transfers to other contracts	(6,932,169)	(246,915)	(1,999,392)	(3,483,627)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,888,544)	44,526	(468,548)	(2,688,860)
Total increase (decrease)	(4,007,088)	142,990	5,121,170	3,389,135
Net assets as of December 31, 2017	112,085,132	1,013,662	21,628,237	28,306,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,140,623)	(12,575)	(341,594)	(413,796)
Total realized gains (losses) on investments	9,745,347	110,830	3,202,377	3,225,538
Change in net unrealized appreciation (depreciation)
of investments	(19,692,302)	(307,735)	(2,838,061)	(2,779,049)
Net gains (losses) on investments	(11,087,578)	(209,480)	22,722	32,693
Net increase (decrease) in net assets resulting from operations	(11,087,578)	(209,480)	22,722	32,693
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,763,689	757,553	4,530,216	3,041,982
Administration charges	(112,344)	(2,935)	(21,089)	(12,909)
Contingent sales charges	(31,560)	(147)	(13,108)	(19,150)
Contract terminations	(10,348,221)	(38,676)	(1,889,447)	(2,760,346)
Death benefit payments	(734,469)	—	(153,394)	(128,291)
Flexible withdrawal option payments	(1,517,808)	(18,943)	(228,100)	(279,887)
Transfers to other contracts	(7,136,275)	(208,655)	(2,929,579)	(3,101,664)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,116,988)	488,197	(704,501)	(3,260,265)
Total increase (decrease)	(25,204,566)	278,717	(681,779)	(3,227,572)
Net assets as of December 31, 2018	$86,880,566	$1,292,379	$20,946,458	$25,079,375

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)

Net assets as of January 1, 2017	$1,185,140	$853,557	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20,464)	6,783	(29)	—
Total realized gains (losses) on investments	(3,741)	17,515	—	—
Change in net unrealized appreciation (depreciation)
of investments	16,653	117,643	28	—
Net gains (losses) on investments	(7,552)	141,941	(1)	—
Net increase (decrease) in net assets resulting from operations	(7,552)	141,941	(1)	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,018,206	6,737	6,000	—
Administration charges	(885)	—	—	—
Contingent sales charges	(168)	(97)	—	—
Contract terminations	(42,932)	(96,379)	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(10,804)	(8,038)	—	—
Transfers to other contracts	(114,625)	(7,081)	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	848,792	(104,858)	6,000	—
Total increase (decrease)	841,240	37,083	5,999	—
Net assets as of December 31, 2017	2,026,380	890,640	5,999	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,724)	9,783	238	54
Total realized gains (losses) on investments	2,201	76,460	2,026	311
Change in net unrealized appreciation (depreciation)
of investments	35,555	(222,995)	3,223	(2,425)
Net gains (losses) on investments	9,032	(136,752)	5,487	(2,060)
Net increase (decrease) in net assets resulting from operations	9,032	(136,752)	5,487	(2,060)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,819,252	12,661	168,653	21,774
Administration charges	(2,746)	—	(305)	(13)
Contingent sales charges	(517)	(1)	—	—
Contract terminations	(124,566)	(15,060)	—	—
Death benefit payments	—	(4,504)	—	—
Flexible withdrawal option payments	(23,698)	(9,138)	(160)	—
Transfers to other contracts	(197,783)	(1,222)	(135)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,469,942	(17,264)	168,053	21,761
Total increase (decrease)	2,478,974	(154,016)	173,540	19,701
Net assets as of December 31, 2018	$4,505,354	$736,624	$179,539	$19,701

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)

Net assets as of January 1, 2017	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net gains (losses) on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	—	—	—
Administration charges	—	—	—	—
Contingent sales charges	—	—	—	—
Contract terminations	—	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	—	—	—
Transfers to other contracts	—	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	—
Total increase (decrease)	—	—	—	—
Net assets as of December 31, 2017	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	245	—	31	(15)
Total realized gains (losses) on investments	471	—	(246)	—
Change in net unrealized appreciation (depreciation)
of investments	(2,641)	—	(121)	(263)
Net gains (losses) on investments	(1,925)	—	(336)	(278)
Net increase (decrease) in net assets resulting from operations	(1,925)	—	(336)	(278)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	28,260	—	42,867	11,418
Administration charges	—	—	(4)	—
Contingent sales charges	—	—	—	—
Contract terminations	—	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	—	—	—
Transfers to other contracts	(78)	—	(8,728)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	28,182	—	34,135	11,418
Total increase (decrease)	26,257	—	33,799	11,140
Net assets as of December 31, 2018	$26,257	$—	$33,799	$11,140

(1) Commenced operations June 11, 2018.
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2017	$8,016,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(89,672)
Total realized gains (losses) on investments	(676,405)
Change in net unrealized appreciation (depreciation)
of investments	441,557
Net gains (losses) on investments	(324,520)
Net increase (decrease) in net assets resulting from operations	(324,520)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,954
Administration charges	(684)
Contingent sales charges	(3,339)
Contract terminations	(483,605)
Death benefit payments	(8,205)
Flexible withdrawal option payments	(43,897)
Transfers to other contracts	(2,387,285)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	(1,854,061)
Total increase (decrease)	(2,178,581)
Net assets as of December 31, 2017	5,837,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74,948)
Total realized gains (losses) on investments	(314,443)
Change in net unrealized appreciation (depreciation)
of investments	(1,227,029)
Net gains (losses) on investments	(1,616,420)
Net increase (decrease) in net assets resulting from operations	(1,616,420)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	822,000
Administration charges	(865)
Contingent sales charges	(2,973)
Contract terminations	(485,054)
Death benefit payments	(76,148)
Flexible withdrawal option payments	(37,430)
Transfers to other contracts	(545,173)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	(325,643)
Total increase (decrease)	(1,942,063)
Net assets as of December 31, 2018	$3,895,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2018, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (10)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (6)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Multi-Asset Income Account (8)
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Core Plus Bond Account (6)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (9)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (9)
Diversified Income Account
Diversified International Account (4)
Equity Income Account (4)
Government & High Quality Bond Account (4)
Income Account (6)
International Emerging Markets Account (6)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

LargeCap Growth Account (4)
LargeCap Growth Account I (6)
LargeCap S&P 500 Index Account (6)
Multi-Asset Income Account (8)
Principal Capital Appreciation Account (4)
Principal LifeTime 2020 Account (6)
Principal LifeTime 2030 Account (6)
Principal LifeTime 2040 Account (6)
Principal LifeTime 2050 Account (6)
Real Estate Securities Account (4)
Short-Term Income Account (4)
SmallCap Account (5)
SAM Portfolios:
Balanced Portfolio (4)
Conservative Balanced Portfolio (4)
Conservative Growth Portfolio (4)
Flexible Income Portfolio (4)
Strategic Growth Portfolio (4)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Listed Private Equity – Class III (6)
American Century Investments®:
VP Capital Appreciation Fund – Class I (2)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (8)
Asset Allocation Fund – Class 4 (6)
Blue Chip Income and Growth Fund – Class 2 (8)
Blue Chip Income and Growth Fund – Class 4 (4)
Global Small Capitalization Fund – Class 2 (3)
Global Small Capitalization Fund – Class 4 (4)
High-Income Bond Fund – Class 2 (3)
Managed Risk Asset Allocation Fund – Class P2 (4)
Managed Risk Growth Fund – Class P2 (4)
Managed Risk International Fund – Class P2 (4)
New World Fund – Class 2 (3)
New World Fund – Class 4 (4)
BlackRock Variable Insurance Funds:
Advantage U.S Total Market V.I. Fund – Class III (6)
Global Allocation V.I. Fund – Class III (6)
iShares Dynamic Allocation V.I. – Class III (6)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Calvert VP Portfolio:
EAFE International Index – Class F (4)
Investment Grade Bond – Class F (11)
Russell 2000 Small Cap Index – Class F (4)
S&P MidCap 400 Index – Class F (4)
ClearBridge Variable Small Cap Growth Portfolio – Class II (6)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (6)
Small Cap Value – Class 2 (6)
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class (6)
Small Cap Value – Service Class
Dreyfus Investment Portfolios:
MidCap Stock Portfolio – Service Shares (6)
Technology Growth Portfolio – Service Shares
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B (4) (12)
Equity 500 Index VIP – Class B2 (4) (13)
Small Mid Cap Value VIP – Class B (14)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class (7)
Government Money Market Portfolio – Service Class 2 (7)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (3)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2 (4)
Franklin Income VIP – Class 4 (11)
Franklin Rising Dividends VIP Fund – Class 4 (4)
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (4)
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (4)
Multi-Strategy Alternatives Portfolio – Service Shares (6)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (4)
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F (4)
Global Managed Futures Strategy Fund (4)
Long Short Equity Fund (4)
Multi-Hedge Strategies Fund (4)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares (4)
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares (15)
Health Care Fund – Series II Shares (4) (16)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (4)
Mid Cap Growth Fund – Series I Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares (4)
MFS®:
International Value Portfolio – Service Class (4)
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I
Mid Cap Growth Portfolio – Class S (6)
Sustainable Equity Portfolio – Class I (17)
Sustainable Equity Portfolio – Class S (11)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (6)
Commodity Real Return Strategy Portfolio – Class M (6)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (6)
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund (6)
Commodities Strategy Fund (4)
NASDAQ 100 Fund (4)
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL (6)
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (11)
Balanced ETF Portfolio Investor Class (11)
Conservative ETF Portfolio Investor Class (11)
Growth ETF Portfolio Investor Class (11)
Moderate Growth ETF Portfolio Investor Class (11)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.

(2)	Commencement of operations, April 24, 2014.

(3)	Commencement of operations, May 17, 2014.

(4)	Commencement of operations, November 10, 2014.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

(5)	Commencement of operations, April 17, 2015.

(6)	Commencement of operations, May 18, 2015.

(7)	Commencement of operations, February 8, 2016.

(8)	Commencement of operations, May 23, 2016.

(9)	Commencement of operations, April 6, 2017.

(10)	Commencement of operations, May 26, 2017.

(11)	Commencement of operations, June 11, 2018.
(12) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(13) Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(14) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(15) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(16) Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(17) Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Commencement of operations date is the date the division became available to contractholders.

During 2018, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
August 18, 2018	BlackRock iShares Alternative Strategies Class III	Fidelity VIP Government Money Market Initial Class	$619,125
August 18, 2018	BlackRock iShares Alternative Strategies Class III	Fidelity VIP Government Money Market Service Class 2	212,414
March 16, 2018	BlackRock iShares Dynamic Fixed Income Class III	Fidelity VIP Government Money Market Initial Class	654,649
March 16, 2018	BlackRock iShares Dynamic Fixed Income Class III	Fidelity VIP Government Money Market Service Class 2	71,068
March 16, 2018	BlackRock iShares Equity Appreciation Class III	Fidelity VIP Government Money Market Initial Class	817,330
March 16, 2018	BlackRock iShares Equity Appreciation Class III	Fidelity VIP Government Money Market Service Class 2	60,237
October 13, 2018	LargeCap Value Class 1	Equity Income Class 1	69,620,117
October 13, 2018	LargeCap Value Class 2	Equity Income Class 2	728,141

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•	Bankers Flexible Annuity;

•	Pension Builder Plus;

•	Pension Builder Plus-Rollover IRA;

•	Personal Variable;

•	Premier Variable;

•	Principal® Freedom Variable Annuity;

•	Principal® Freedom Variable Annuity 2;

•	Principal® Investment Plus Variable Annuity;

•	Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;

•	Principal® Lifetime Income Solutions;

•	Principal® Lifetime Income Solutions II;

•	Principal® Pivot Series Variable Annuity;

•	Principal® Pivot Series Variable Annuity with Liquidity Max Rider;

•	Principal® Pivot Series Variable Annuity v2;

•	Principal® Pivot Series Variable Annuity v3;

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

•	The Principal® Variable Annuity and

•	The Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2018. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

The Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2018, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts
	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Over $3 billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	Net Assets of Accounts
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond Account	0.50%	0.45%
Income Account	0.50	0.45

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Class 2	Expiration
SAM Balanced Portfolio	0.86%	1.11%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	1.09	April 30, 2019
SAM Conservative Growth Portfolio	0.99	1.24	April 30, 2019
SAM Strategic Growth Portfolio	0.99	1.24	April 30, 2019

The Manager has contractually agreed to limit certain of the Separate Account’s management and investment advisory fees. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2019

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2019
Diversified Balanced Volatility Control Account	N/A	0.39	April 30, 2019
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2019
Diversified Growth Volatility Control Account	N/A	0.39	April 30, 2019
International Emerging Markets Account	1.35%	1.60	April 30, 2019
Multi-Asset Income Account	0.08	0.33	April 30, 2019

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2019.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Class 2
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2018:

	2018
Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$1,306,130	$1,331,667

AllianceBernstein Small/Mid Cap Value Class A	$1,037,355	$878,608

Alps/Red Rocks Listed Private Equity Class III	$169,347	$18,401

American Century VP Capital Appreciation Class I	$131,675	$515,732

American Century VP Income & Growth Class I	$1,172,479	$1,562,638

American Century VP Inflation Protection Class II	$5,659,122	$11,564,901

American Century VP Mid Cap Value Class II	$1,740,458	$2,147,206

American Century VP Ultra Class I	$740,300	$726,620

American Century VP Ultra Class II	$6,590,738	$11,314,767

American Century VP Value Class II	$980,608	$2,745,345

American Funds Insurance Series Asset Allocation Fund Class 2	$1,336,925	$444,904

American Funds Insurance Series Asset Allocation Fund Class 4	$2,316,003	$97,117

American Funds Insurance Series Blue Chip Income and Growth Class 2	$1,267,643	$845,808

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,565,273	$510,302

American Funds Insurance Series Global Small Capitalization Fund Class 2	$611,053	$278,498

American Funds Insurance Series Global Small Capitalization Fund Class 4	$706,359	$251,010

American Funds Insurance Series High-Income Bond Class 2	$213,668	$352,676

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$491,618	$83,787

American Funds Insurance Series Managed Risk Growth Fund Class P2	$1,060,507	$84,367

American Funds Insurance Series Managed Risk International Fund Class P2	$50,200	$16,023

American Funds Insurance Series New World Fund Class 2	$847,438	$938,222

American Funds Insurance Series New World Fund Class 4	$664,667	$85,497

BlackRock Advantage U.S. Total Market Class III	$899,459	$23,493

BlackRock Global Allocation Class III	$768,081	$198,888

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

BlackRock iShares Dynamic Allocation Class III	$349,194	$19,089

Calvert EAFE International Index Class F	$614,169	$73,926

Calvert Investment Grade Bond Portfolio Class F	$167,588	$1,141

Calvert Russell 2000 Small Cap Index Class F	$1,320,643	$302,760

Calvert S&P MidCap 400 Index Class F	$1,282,888	$270,843

ClearBridge Small Cap Growth Class II	$1,027,329	$80,004

Columbia Limited Duration Credit Class 2	$55,329	$69,866

Columbia Small Cap Value Class 2	$349,225	$47,946

Core Plus Bond Class 1	$14,237,092	$30,185,773

Core Plus Bond Class 2	$483,822	$277,270

Delaware Limited Term Diversified Income Service Class	$129,895	$50,516

Delaware Small Cap Value Service Class	$784,177	$674,632

Diversified Balanced Class 1	$1,778,845	$4,344,338

Diversified Balanced Class 2	$102,256,918	$192,085,467

Diversified Balanced Managed Volatility Class 2	$20,278,502	$26,149,237

Diversified Balanced Volatility Control Class 2	$38,133,895	$4,754,015

Diversified Growth Class 2	$338,758,014	$500,095,889

Diversified Growth Managed Volatility Class 2	$45,313,965	$44,111,105

Diversified Growth Volatility Control Class 2	$252,804,079	$18,230,765

Diversified Income Class 2	$65,543,195	$79,568,972

Diversified International Class 1	$10,380,735	$22,594,182

Diversified International Class 2	$708,408	$46,092

Dreyfus IP MidCap Stock Service Shares	$387,786	$13,917

Dreyfus IP Technology Growth Service Shares	$2,454,040	$3,544,771

DWS Alternative Asset Allocation Class B	$9,939	$8,412

DWS Equity 500 Index Class B2	$874,580	$244,507

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
DWS Small Mid Cap Value Class B	$480,737	$183,676

Equity Income Class 1	$92,690,155	$48,718,019

Equity Income Class 2	$2,727,260	$406,190

Fidelity VIP Contrafund Service Class	$4,593,337	$7,764,300

Fidelity VIP Contrafund Service Class 2	$10,361,161	$11,358,990

Fidelity VIP Equity-Income Service Class 2	$3,109,469	$4,963,182

Fidelity VIP Government Money Market Initial Class	$22,649,506	$16,049,817

Fidelity VIP Government Money Market Service Class 2	$15,498,289	$10,943,212

Fidelity VIP Growth Service Class	$2,995,805	$2,921,239

Fidelity VIP Growth Service Class 2	$2,523,341	$2,135,950

Fidelity VIP Mid Cap Service Class	$58,358	$615,994

Fidelity VIP Mid Cap Service Class 2	$6,276,247	$4,356,535

Fidelity VIP Overseas Service Class 2	$3,405,277	$5,265,533

Franklin Global Real Estate VIP Class 2	$244,874	$97,403

Franklin Income VIP Class 4	$89,411	$170

Franklin Rising Dividends VIP Class 4	$631,944	$286,767

Franklin Small Cap Value VIP Class 2	$1,006,768	$1,020,124

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,956,451	$1,927,371

Goldman Sachs VIT Mid Cap Value Service Shares	$341,177	$67,190

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$49,579	$1,089

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,570,814	$1,196,717

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$260,955	$15,893

Government & High Quality Bond Class 1	$10,309,314	$22,002,910

Government & High Quality Bond Class 2	$658,010	$200,488

Guggenheim Floating Rate Strategies Series F	$2,554,741	$810,191

Guggenheim Investments Global Managed Futures Strategy	$96,900	$14,483

Guggenheim Investments Long Short Equity	$129,554	$22,184

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

Guggenheim Investments Multi-Hedge Strategies	$131,013	$100,116

Income Class 1	$1,868,887	$1,703,308

Income Class 2	$977,251	$385,298

International Emerging Markets Class 1	$7,411,123	$14,313,610

International Emerging Markets Class 2	$1,311,924	$293,395

Invesco American Franchise Series I	$411,559	$659,754

Invesco Balanced-Risk Allocation Series II	$105,832	$5,921

Invesco Core Equity Series I	$1,418,231	$3,270,319

Invesco Health Care Series I	$1,386,595	$1,557,203

Invesco Health Care Series II	$786,952	$333,669

Invesco International Growth Series I	$932,271	$2,404,387

Invesco International Growth Series II	$399,125	$45,487

Invesco Mid Cap Growth Series I	$327,134	$308,188

Invesco Small Cap Equity Series I	$925,933	$1,810,804

Invesco Technology Series I	$629,393	$1,177,736

Invesco Value Opportunities Series I	$715,055	$1,127,554

Janus Henderson Enterprise Service Shares	$1,040,458	$1,759,306

Janus Henderson Flexible Bond Service Shares	$584,602	$814,899

LargeCap Growth Class 1	$6,866,879	$9,719,700

LargeCap Growth Class 2	$1,343,170	$161,207

LargeCap Growth I Class 1	$14,471,776	$20,332,414

LargeCap Growth I Class 2	$3,101,541	$262,475

LargeCap S&P 500 Index Class 1	$13,910,291	$20,546,018

LargeCap S&P 500 Index Class 2	$5,051,784	$380,157

MFS International Value Service Class	$2,156,288	$2,322,553

MFS New Discovery Service Class	$2,103,246	$598,555

MFS Utilities Service Class	$1,685,651	$2,495,957

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales

MFS Value Service Class	$1,007,132	$1,587,076

MidCap Class 1	$54,434,881	$60,546,019

Multi-Asset Income Class 1	$46,359	$7,857

Multi-Asset Income Class 2	$34,432	$1,249

Neuberger Berman AMT Large Cap Value Class I	$654,538	$878,540

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$981,340	$706,410

Neuberger Berman AMT Sustainable Equity Class I	$532,707	$1,326,395

Neuberger Berman AMT Sustainable Equity Class S	$10,979	$8,870

Oppenheimer Main Street Small Cap Service Shares	$155,616	$248,429

PIMCO All Asset Administrative Class	$451,516	$1,124,683

PIMCO All Asset Advisor Class	$19,474	$8,121

PIMCO Commodity Real Return Strategy M Class	$38,666	$1,432

PIMCO High Yield Administrative Class	$3,436,149	$5,734,645

PIMCO Low Duration Advisor Class	$1,193,346	$548,913

PIMCO Total Return Administrative Class	$3,773,226	$7,133,745

Principal Capital Appreciation Class 1	$11,267,743	$23,215,875

Principal Capital Appreciation Class 2	$1,678,506	$279,152

Principal LifeTime 2010 Class 1	$1,736,663	$6,654,099

Principal LifeTime 2020 Class 1	$8,149,097	$20,084,169

Principal LifeTime 2020 Class 2	$929,824	$127,099

Principal LifeTime 2030 Class 1	$6,608,451	$13,070,492

Principal LifeTime 2030 Class 2	$1,317,254	$141,911

Principal LifeTime 2040 Class 1	$1,307,385	$1,603,225

Principal LifeTime 2040 Class 2	$609,389	$224,244

Principal LifeTime 2050 Class 1	$1,481,491	$1,412,632

Principal LifeTime 2050 Class 2	$344,604	$45,665

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
Principal LifeTime Strategic Income Class 1	$1,057,868	$4,004,040

Real Estate Securities Class 1	$10,615,273	$14,782,042

Real Estate Securities Class 2	$1,532,373	$359,215

Rydex Basic Materials	$174,609	$11,659

Rydex Commodities Strategy	$325,335	$74,469

Rydex NASDAQ 100	$1,030,625	$402,584

SAM Balanced Portfolio Class 1	$57,838,116	$99,940,137

SAM Balanced Portfolio Class 2	$6,912,246	$1,163,413

SAM Conservative Balanced Portfolio Class 1	$13,762,495	$27,298,474

SAM Conservative Balanced Portfolio Class 2	$2,567,602	$1,123,563

SAM Conservative Growth Portfolio Class 1	$18,106,490	$25,611,491

SAM Conservative Growth Portfolio Class 2	$4,504,942	$651,317

SAM Flexible Income Portfolio Class 1	$16,620,285	$37,652,800

SAM Flexible Income Portfolio Class 2	$8,275,779	$2,870,271

SAM Strategic Growth Portfolio Class 1	$8,027,364	$14,098,521

SAM Strategic Growth Portfolio Class 2	$2,396,547	$389,546

Short-Term Income Class 1	$13,461,641	$26,121,945

Short-Term Income Class 2	$2,804,182	$785,855

SmallCap Class 1	$12,802,863	$21,343,972

SmallCap Class 2	$844,221	$283,092

T. Rowe Price Blue Chip Growth Portfolio II	$5,244,225	$5,576,311

T. Rowe Price Health Sciences Portfolio II	$4,566,321	$6,716,043

Templeton Global Bond VIP Class 4	$2,819,252	$378,033

Templeton Growth VIP Class 2	$102,459	$37,295

The Merger Fund	$171,835	$1,585

TOPS Aggressive Growth ETF Portfolio Investor Class	$22,176	$44

TOPS Balanced ETF Portfolio Investor Class	$29,060	$149

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018
Division	Purchases	Sales
TOPS Conservative ETF Portfolio Investor Class	$—	$—

TOPS Growth ETF Portfolio Investor Class	$43,039	$8,741

TOPS Moderate Growth ETF Portfolio Investor Class	$11,418	$15

VanEck Global Hard Assets Class S	$822,000	$1,222,592

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	27,727	33,601	(5,874)	8,090	26,022	(17,932)

AllianceBernstein Small/Mid Cap Value Class A	38,534	54,586	(16,052)	130,258	87,939	42,319

Alps/Red Rocks Listed Private Equity Class III	15,965	1,634	14,331	8,038	1,461	6,577

American Century VP Capital Appreciation Class I	9,115	36,957	(27,842)	29,308	66,232	(36,924)

American Century VP Income & Growth Class I	7,302	63,857	(56,555)	15,496	101,153	(85,657)

American Century VP Inflation Protection Class II	354,281	854,691	(500,410)	470,731	753,224	(282,493)

American Century VP Mid Cap Value Class II	43,799	84,707	(40,908)	67,793	88,495	(20,702)

American Century VP Ultra Class I	14,618	27,962	(13,344)	12,818	23,101	(10,283)

American Century VP Ultra Class II	121,904	389,622	(267,718)	54,487	388,942	(334,455)

American Century VP Value Class II	49,790	104,982	(55,192)	53,733	97,731	(43,998)

American Funds Insurance Series Asset Allocation Fund Class 2	99,215	34,950	64,265	78,815	11,403	67,412

American Funds Insurance Series Asset Allocation Fund Class 4	196,917	5,781	191,136	140,157	35,014	105,143

American Funds Insurance Series Blue Chip Income and Growth Class 2	75,243	62,571	12,672	152,791	70,280	82,511

American Funds Insurance Series Blue Chip Income and Growth Class 4	214,908	41,342	173,566	85,087	9,433	75,654

American Funds Insurance Series Global Small Capitalization Fund Class 2	48,592	22,228	26,364	17,391	18,125	(734)

American Funds Insurance Series Global Small Capitalization Fund Class 4	63,800	23,377	40,423	19,831	3,301	16,530

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series High-Income Bond Class 2	12,414	30,738	(18,324)	61,936	57,682	4,254

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	41,912	6,413	35,499	47,546	3,419	44,127

American Funds Insurance Series Managed Risk Growth Fund Class P2	90,324	6,006	84,318	40,380	1,132	39,248

American Funds Insurance Series Managed Risk International Fund Class P2	4,164	1,426	2,738	6,123	418	5,705

American Funds Insurance Series New World Fund Class 2	69,274	83,542	(14,268)	48,098	30,010	18,088

American Funds Insurance Series New World Fund Class 4	62,016	6,812	55,204	30,253	5,815	24,438

BlackRock Advantage U.S. Total Market Class III	67,249	1,522	65,727	12,516	2,557	9,959

BlackRock Global Allocation Class III	65,907	17,748	48,159	21,262	7,222	14,040

BlackRock iShares Dynamic Allocation Class III	31,619	1,314	30,305	13,385	62	13,323

Calvert EAFE International Index Class F	61,633	6,657	54,976	7,803	134	7,669

Calvert Investment Grade Bond Portfolio Class F	16,274	78	16,196	—	—	—

Calvert Russell 2000 Small Cap Index Class F	114,434	25,804	88,630	57,242	4,512	52,730

Calvert S&P MidCap 400 Index Class F	102,055	21,207	80,848	111,676	13,824	97,852

ClearBridge Small Cap Growth Class II	76,198	5,479	70,719	30,202	233	29,969

Columbia Limited Duration Credit Class 2	5,312	6,833	(1,521)	12,628	10,418	2,210

Columbia Small Cap Value Class 2	23,883	3,234	20,649	22,072	4,085	17,987

Core Plus Bond Class 1	539,428	1,495,185	(955,757)	782,095	1,115,469	(333,374)

Core Plus Bond Class 2	45,350	26,800	18,550	42,452	6,973	35,479

Delaware Limited Term Diversified Income Service Class	12,357	4,706	7,651	17,689	81,438	(63,749)

Delaware Small Cap Value Service Class	37,484	42,928	(5,444)	76,924	60,580	16,344

Diversified Balanced Class 1	73,569	382,976	(309,407)	2,786,389	207,848	2,578,541

Diversified Balanced Class 2	4,073,739	10,983,563	(6,909,824)	4,386,328	9,056,102	(4,669,774)

Diversified Balanced Managed Volatility Class 2	1,082,294	1,983,481	(901,187)	1,525,101	1,790,536	(265,435)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Diversified Balanced Volatility Control Class 2	3,547,673	380,896	3,166,777	3,440,732	35,814	3,404,918

Diversified Growth Class 2	12,603,978	24,837,993	(12,234,015)	14,052,113	18,979,407	(4,927,294)

Diversified Growth Managed Volatility Class 2	2,336,979	3,146,509	(809,530)	3,157,350	2,738,562	418,788

Diversified Growth Volatility Control Class 2	23,077,047	1,318,867	21,758,180	15,973,893	239,033	15,734,860

Diversified Income Class 2	4,880,487	5,938,035	(1,057,548)	5,119,824	5,307,869	(188,045)

Diversified International Class 1	332,062	846,623	(514,561)	257,039	828,721	(571,682)

Diversified International Class 2	61,522	3,363	58,159	48,821	12,390	36,431

Dreyfus IP MidCap Stock Service Shares	32,872	884	31,988	5,087	1,248	3,839

Dreyfus IP Technology Growth Service Shares	50,212	94,945	(44,733)	102,477	67,755	34,722

DWS Alternative Asset Allocation Class B	966	831	135	230	673	(443)

DWS Equity 500 Index Class B2	64,322	17,668	46,654	35,570	15,164	20,406

DWS Small Mid Cap Value Class B	22,800	14,586	8,214	14,201	13,435	766

Equity Income Class 1	5,847,245	2,440,747	3,406,498	361,630	2,407,337	(2,045,707)

Equity Income Class 2	224,975	30,836	194,139	99,843	12,968	86,875

Fidelity VIP Contrafund Service Class	26,038	232,700	(206,662)	39,724	218,292	(178,568)

Fidelity VIP Contrafund Service Class 2	316,744	387,259	(70,515)	227,096	348,457	(121,361)

Fidelity VIP Equity-Income Service Class 2	49,384	215,536	(166,152)	74,239	225,999	(151,760)

Fidelity VIP Government Money Market Initial Class	3,772,185	2,410,438	1,361,747	2,425,452	3,969,390	(1,543,938)

Fidelity VIP Government Money Market Service Class 2	1,551,368	1,093,890	457,478	846,823	927,807	(80,984)

Fidelity VIP Growth Service Class	37,928	123,971	(86,043)	44,750	93,791	(49,041)

Fidelity VIP Growth Service Class 2	28,077	66,183	(38,106)	57,747	65,923	(8,176)

Fidelity VIP Mid Cap Service Class	—	42,102	(42,102)	—	—	—

Fidelity VIP Mid Cap Service Class 2	277,856	145,348	132,508	195,028	110,340	84,688

Fidelity VIP Overseas Service Class 2	189,310	277,867	(88,557)	189,211	433,308	(244,097)

Franklin Global Real Estate VIP Class 2	22,078	8,326	13,752	11,222	6,593	4,629

Franklin Income VIP Class 4	9,212	8	9,204	—	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Franklin Rising Dividends VIP Class 4	48,428	21,970	26,458	43,431	10,889	32,542

Franklin Small Cap Value VIP Class 2	12,826	40,346	(27,520)	37,888	85,046	(47,158)

Goldman Sachs VIT Mid Cap Value Institutional Shares	12,642	65,974	(53,332)	38,957	116,098	(77,141)

Goldman Sachs VIT Mid Cap Value Service Shares	23,800	5,482	18,318	9,962	4,618	5,344

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	4,867	89	4,778	151	—	151

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	23,594	44,388	(20,794)	19,333	51,458	(32,125)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	18,834	914	17,920	8,065	1,035	7,030

Government & High Quality Bond Class 1	688,459	2,143,548	(1,455,089)	1,090,569	1,938,374	(847,805)

Government & High Quality Bond Class 2	60,046	18,355	41,691	37,767	30,673	7,094

Guggenheim Floating Rate Strategies Series F	235,390	74,547	160,843	123,324	104,690	18,634

Guggenheim Investments Global Managed Futures Strategy	9,416	1,411	8,005	694	4,522	(3,828)

Guggenheim Investments Long Short Equity	10,725	1,857	8,868	1,995	2,220	(225)

Guggenheim Investments Multi-Hedge Strategies	13,159	9,654	3,505	10,999	2,213	8,786

Income Class 1	159,694	156,900	2,794	140,915	116,754	24,161

Income Class 2	90,914	36,483	54,431	60,422	21,258	39,164

International Emerging Markets Class 1	193,750	389,267	(195,517)	170,363	380,913	(210,550)

International Emerging Markets Class 2	118,192	25,847	92,345	70,689	7,528	63,161

Invesco American Franchise Series I	6,403	30,078	(23,675)	10,748	32,433	(21,685)

Invesco Balanced-Risk Allocation Series II	6,827	187	6,640	4,998	653	4,345

Invesco Core Equity Series I	17,905	173,727	(155,822)	26,157	145,327	(119,170)

Invesco Health Care Series I	26,228	67,263	(41,035)	40,163	75,605	(35,442)

Invesco Health Care Series II	58,767	30,504	28,263	26,037	11,115	14,922

Invesco International Growth Series I	58,874	189,868	(130,994)	66,347	220,947	(154,600)

Invesco International Growth Series II	36,985	3,445	33,540	18,659	4,566	14,093

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Invesco Mid Cap Growth Series I	10,583	15,944	(5,361)	11,363	18,641	(7,278)

Invesco Small Cap Equity Series I	18,517	62,959	(44,442)	22,635	52,815	(30,180)

Invesco Technology Series I	33,902	80,684	(46,782)	69,109	60,860	8,249

Invesco Value Opportunities Series I	20,579	62,889	(42,310)	15,154	65,321	(50,167)

Janus Henderson Enterprise Service Shares	24,937	73,028	(48,091)	36,338	90,263	(53,925)

Janus Henderson Flexible Bond Service Shares	54,395	80,005	(25,610)	59,596	40,526	19,070

LargeCap Growth Class 1	254,184	373,150	(118,966)	202,409	366,442	(164,033)

LargeCap Growth Class 2	110,603	11,489	99,114	27,554	4,956	22,598

LargeCap Growth I Class 1	157,788	353,828	(196,040)	73,242	250,520	(177,278)

LargeCap Growth I Class 2	252,287	21,063	231,224	46,493	2,764	43,729

LargeCap S&P 500 Index Class 1	849,027	934,111	(85,084)	484,735	810,072	(325,337)

LargeCap S&P 500 Index Class 2	430,978	27,790	403,188	219,461	16,928	202,533

MFS International Value Service Class	174,797	191,861	(17,064)	347,657	135,563	212,094

MFS New Discovery Service Class	126,143	39,654	86,489	25,206	8,194	17,012

MFS Utilities Service Class	102,473	112,232	(9,759)	104,652	86,993	17,659

MFS Value Service Class	21,131	55,313	(34,182)	42,239	58,950	(16,711)

MidCap Class 1	153,342	662,883	(509,541)	156,879	644,956	(488,077)

Multi-Asset Income Class 1	3,601	477	3,124	666	3,058	(2,392)

Multi-Asset Income Class 2	3,233	96	3,137	1,293	—	1,293

Neuberger Berman AMT Large Cap Value Class I	7,400	35,199	(27,799)	10,840	54,522	(43,682)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	61,572	53,913	7,659	32,547	65,866	(33,319)

Neuberger Berman AMT Sustainable Equity Class I	12,391	47,569	(35,178)	8,641	46,059	(37,418)

Neuberger Berman AMT Sustainable Equity Class S	1,057	887	170	—	—	—

Oppenheimer Main Street Small Cap Service Shares	5,649	15,213	(9,564)	5,703	7,148	(1,445)

PIMCO All Asset Administrative Class	22,339	68,731	(46,392)	16,906	54,734	(37,828)

PIMCO All Asset Advisor Class	1,662	657	1,005	3,696	71	3,625

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
PIMCO Commodity Real Return Strategy M Class	4,309	151	4,158	61	204	(143)

PIMCO High Yield Administrative Class	191,642	368,314	(176,672)	248,859	264,839	(15,980)

PIMCO Low Duration Advisor Class	120,614	55,072	65,542	22,717	15,055	7,662

PIMCO Total Return Administrative Class	255,816	541,916	(286,100)	340,650	394,680	(54,030)

Principal Capital Appreciation Class 1	244,002	1,174,693	(930,691)	278,742	1,283,807	(1,005,065)

Principal Capital Appreciation Class 2	141,881	23,117	118,764	51,702	8,125	43,577

Principal LifeTime 2010 Class 1	37,289	378,230	(340,941)	40,546	352,643	(312,097)

Principal LifeTime 2020 Class 1	150,861	976,643	(825,782)	161,311	1,064,100	(902,789)

Principal LifeTime 2020 Class 2	80,395	11,190	69,205	59,929	167	59,762

Principal LifeTime 2030 Class 1	160,056	605,549	(445,493)	459,285	859,247	(399,962)

Principal LifeTime 2030 Class 2	118,106	11,431	106,675	73,243	5,974	67,269

Principal LifeTime 2040 Class 1	23,920	66,369	(42,449)	26,615	90,672	(64,057)

Principal LifeTime 2040 Class 2	51,770	19,590	32,180	22,362	1,829	20,533

Principal LifeTime 2050 Class 1	34,681	58,155	(23,474)	40,406	33,401	7,005

Principal LifeTime 2050 Class 2	28,209	3,290	24,919	60,727	1,756	58,971

Principal LifeTime Strategic Income Class 1	38,804	254,996	(216,192)	75,190	215,833	(140,643)

Real Estate Securities Class 1	70,739	245,004	(174,265)	101,184	245,028	(143,844)

Real Estate Securities Class 2	118,003	28,457	89,546	77,418	196,741	(119,323)

Rydex Basic Materials	15,080	476	14,604	4,761	1,810	2,951

Rydex Commodities Strategy	32,299	9,919	22,380	15,953	18,417	(2,464)

Rydex NASDAQ 100	79,782	29,095	50,687	58,580	6,671	51,909

SAM Balanced Portfolio Class 1	1,586,219	6,221,863	(4,635,644)	2,214,772	7,060,953	(4,846,181)

SAM Balanced Portfolio Class 2	550,386	91,386	459,000	525,095	72,220	452,875

SAM Conservative Balanced Portfolio Class 1	363,421	1,653,935	(1,290,514)	493,623	1,974,838	(1,481,215)

SAM Conservative Balanced Portfolio Class 2	207,828	97,407	110,421	251,948	77,568	174,380

SAM Conservative Growth Portfolio Class 1	651,760	1,474,455	(822,695)	442,151	1,054,762	(612,611)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
SAM Conservative Growth Portfolio Class 2	353,151	44,772	308,379	223,616	79,279	144,337

SAM Flexible Income Portfolio Class 1	490,080	2,356,674	(1,866,594)	1,358,784	2,411,551	(1,052,767)

SAM Flexible Income Portfolio Class 2	739,877	266,235	473,642	491,145	152,680	338,465

SAM Strategic Growth Portfolio Class 1	204,128	801,230	(597,102)	320,250	868,588	(548,338)

SAM Strategic Growth Portfolio Class 2	174,763	26,720	148,043	192,987	33,503	159,484

Short-Term Income Class 1	1,010,594	2,149,598	(1,139,004)	1,053,629	2,181,704	(1,128,075)

Short-Term Income Class 2	274,376	75,915	198,461	268,088	227,683	40,405

SmallCap Class 1	294,167	800,961	(506,794)	240,963	926,398	(685,435)

SmallCap Class 2	69,957	24,281	45,676	35,213	30,073	5,140

T. Rowe Price Blue Chip Growth Portfolio II	132,082	153,472	(21,390)	110,273	126,092	(15,819)

T. Rowe Price Health Sciences Portfolio II	52,753	110,039	(57,286)	72,873	128,500	(55,627)

Templeton Global Bond VIP Class 4	291,506	36,514	254,992	104,439	17,639	86,800

Templeton Growth VIP Class 2	526	1,250	(724)	298	4,784	(4,486)

The Merger Fund	16,436	57	16,379	596	—	596

TOPS Aggressive Growth ETF Portfolio Investor Class	2,279	2	2,277	—	—	—

TOPS Balanced ETF Portfolio Investor Class	2,827	9	2,818	—	—	—

TOPS Conservative ETF Portfolio Investor Class	—	—	—	—	—	—

TOPS Growth ETF Portfolio Investor Class	4,715	893	3,822	—	—	—

TOPS Moderate Growth ETF Portfolio Investor Class	1,216	—	1,216	—	—	—

VanEck Global Hard Assets Class S	86,085	113,585	(27,500)	106,307	286,482	(180,175)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

7. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2018, 2017, 2016, 2015 and 2014 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Small Cap Growth Class A:
2018	132	$34.06	to	$31.25	$4,471	—%	1.40% to 2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40% to 2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40% to 2.00%	4.98%	to	4.35%
2015	175	$25.10	to	$23.45	$4,350	—%	1.40% to 2.00%	(2.64)%	to	(3.18)%
2014	194	$25.78	to	$24.22	$4,945	—%	1.40% to 2.00%	(3.16)%	to	(3.77)%

AllianceBernstein Small/Mid Cap Value Class A:
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30% to 2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30% to 2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30% to 2.00%	23.43%	to	22.62%
2015	243	$11.44	to	$11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)%	to	(7.34)%
2014	190	$12.26	to	$12.12	$2,320	0.76%	1.30% to 2.00%	7.83%	to	7.07%

Alps/Red Rocks Listed Private Equity Class III:
2018	24	$8.62	to	$10.15	$225	8.17%	0.75% to 1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00% to 1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15% to 1.40%	6.79%	to	6.47%
2015 (8)	3	$8.98	to	$8.97	$24	0.22%	1.15% to 1.40%	(10.02)%	to	(10.12)%

American Century VP Capital Appreciation Class I:
2018	149	$12.40	to	$12.06	$1,846	—%	1.40% to 2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40% to 2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40% to 2.00%	1.84%	to	1.21%
2015	230	$10.85	to	$10.74	$2,496	—%	1.40% to 2.00%	0.46%	to	(0.09)%
2014 (4)	241	$10.80	to	$10.75	$2,604	—%	1.40% to 2.00%	9.87%	to	9.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
American Century VP Income & Growth Class I:
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85% to 1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85% to 1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85% to 1.90%	12.53%	to	11.38%
2015	699	$17.24	to	$14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)%	to	(7.43)%
2014	816	$18.42	to	$16.14	$14,436	2.03%	0.85% to 1.90%	11.50%	to	10.40%

American Century VP Inflation Protection Class II:
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75% to 2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00% to 2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15% to 2.00%	3.24%	to	2.29%
2015	4,091	$9.58	to	$11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)%	to	(4.38)%
2014	5,003	$9.94	to	$12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)%	to	(1.23)%

American Century VP Mid Cap Value Class II:
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30% to 2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30% to 2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30% to 2.00%	21.12%	to	20.28%
2015	349	$18.61	to	$17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)%	to	(3.49)%
2014	280	$19.15	to	$18.60	$5,329	1.02%	1.30% to 2.00%	14.74%	to	13.90%

American Century VP Ultra Class I:
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30% to 1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30% to 1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30% to 1.90%	3.10%	to	2.45%
2015	220	$16.46	to	$15.08	$3,618	0.45%	1.30% to 1.90%	4.91%	to	4.29%
2014	236	$15.69	to	$14.46	$3,696	0.39%	1.30% to 1.90%	8.58%	to	7.91%

American Century VP Ultra Class II:
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40% to 2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40% to 2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40% to 2.00%	2.90%	to	2.28%
2015	1,882	$19.29	to	$18.02	$36,158	0.32%	1.40% to 2.00%	4.55%	to	3.92%
2014	2,449	$18.45	to	$17.34	$44,865	0.24%	1.40% to 2.00%	8.27%	to	7.70%

American Century VP Value Class II:
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75% to 1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00% to 1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15% to 1.90%	18.90%	to	18.00%
2015	787	$9.63	to	$18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)%	to	(5.79)%
2014	859	$10.15	to	$19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)%	to	10.74%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series Asset Allocation Fund Class 2:
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30% to 2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30% to 2.00%	14.74%	to	13.85%
2016 (1)	83	$10.65	to	$10.61	$878	4.92%	1.30% to 2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75% to 1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00% to 1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15% to 1.40%	7.93%	to	7.64%
2015 (8)	83	$9.71	to	$9.69	$806	7.44%	1.15% to 1.40%	(2.90)%	to	(3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30% to 2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30% to 2.00%	15.46%	to	14.72%
2016 (10)	152	$11.19	to	$11.14	$1,696	5.19%	1.30% to 2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75% to 1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00% to 1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15% to 1.40%	17.06%	to	16.92%
2015	92	$9.79	to	$9.75	$900	2.51%	1.15% to 1.40%	(4.30)%	to	(4.60)%
2014 (6)	10	$10.23	to	$10.22	$104	6.39%	1.15% to 1.40%	(1.54)%	to	(1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30% to 2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30% to 2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30% to 2.00%	0.79%	to	—%
2015	91	$10.13	to	$8.71	$844	—%	1.30% to 2.00%	(0.98)%	to	(13.42)%
2014 (5)	9	$10.23	to	$10.20	$96	0.28%	1.30% to 1.90%	1.39%	to	1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2018	72	$8.74	to	$10.63	$701	0.02%	0.75% to 1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00% to 1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15% to 1.40%	0.62%	to	0.51%
2015	14	$9.75	to	$9.71	$133	—%	1.15% to 1.40%	(1.12)%	to	(1.42)%
2014 (6)	1	$9.86	to	$9.85	$8	0.15%	1.15% to 1.40%	0.20%	to	0.10%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
American Funds Insurance Series High-Income Bond Class 2:
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30% to 1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30% to 1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30% to 1.90%	16.12%	to	15.49%
2015	41	$8.87	to	$8.78	$364	6.87%	1.30% to 1.90%	(8.46)%	to	(9.02)%
2014 (5)	22	$9.69	to	$9.65	$211	10.12%	1.30% to 1.90%	(3.20)%	to	(3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75% to 1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00% to 1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15% to 1.40%	6.09%	to	5.80%
2015	6	$9.69	to	$9.66	$62	1.57%	1.15% to 1.40%	(2.22)%	to	(2.42)%
2014 (6)	—	$9.91	to	$9.90	$—	—%	1.15% to 1.40%	(1.10)%	to	(1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75% to 1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00% to 1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15% to 1.40%	1.33%	to	1.03%
2015	15	$9.74	to	$9.71	$148	—%	1.15% to 1.40%	(0.41)%	to	(0.72)%
2014 (6)	3			$9.78	$30	—%	1.15% to 1.40%	(1.61)%	to	(1.51)%

American Funds Insurance Series Managed Risk International Fund Class P2:
2018	13	$8.85	to	$9.30	$135	1.67%	0.75% to 1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00% to 1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15% to 1.40%	(4.13)%	to	(4.37)%
2015	4	$8.72	to	$8.69	$38	0.02%	1.15% to 1.40%	(7.53)%	to	(7.85)%
2014 (6)	2			$9.43	$18	—%	1.15% to 1.40%			(3.87)%

American Funds Insurance Series New World Fund Class 2:
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30% to 2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30% to 2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30% to 2.00%	3.91%	to	3.26%
2015	50	$8.69	to	$8.89	$441	0.67%	1.30% to 2.00%	(4.40)%	to	(10.83)%
2014 (5)	17	$9.09	to	$9.06	$152	2.00%	1.30% to 1.90%	(9.55)%	to	(9.85)%

American Funds Insurance Series New World Fund Class 4:
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75% to 1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00% to 1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15% to 1.40%	3.84%	to	3.62%
2015	46	$8.60	to	$8.57	$394	0.63%	1.15% to 1.40%	(4.44)%	to	(4.78)%
2014 (6)	6			$9.00	$52	7.63%	1.15% to 1.40%	(7.22)%	to	(7.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
BlackRock Advantage U.S. Total Market Class III:
2018	79	$9.38	to	$11.30	$814	2.49%	0.75% to 1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00% to 1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15% to 1.40%	22.00%	to	21.69%
2015 (8)	—	$9.00	to	$8.99	$1	0.94%	1.15% to 1.40%	(10.89)%	to	(10.99)%

BlackRock Global Allocation Class III:
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75% to 2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00% to 2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15% to 2.00%	2.69%	to	1.84%
2015 (8)	56	$9.30	to	$9.25	$522	1.85%	1.15% to 2.00%	(7.00)%	to	(7.50)%

BlackRock iShares Dynamic Allocation Class III:
2018	55	$9.53	to	$9.90	$553	1.02%	0.75% to 2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00% to 2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15% to 2.00%	4.92%	to	4.07%
2015 (8)	7	$9.15	to	$9.10	$60	6.90%	1.15% to 2.00%	(8.32)%	to	(8.82)%

Calvert EAFE International Index Class F:
2018	65	$8.52	to	$9.23	$565	7.15%	0.75% to 1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00% to 1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15% to 1.40%	(0.89)%	to	(1.12)%
2015	2	$8.98	to	$8.95	$15	0.04%	1.15% to 1.40%	(2.92)%	to	(3.24)%
2014 (6)	1			$9.25	$5	26.28%	1.15% to 1.40%	(4.05)%	to	(3.95)%

Calvert Investment Grade Bond Portfolio Class F:
2018 (13)	16	$10.13	to	$10.09	$164	8.71%	0.75% to 1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75% to 1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00% to 1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15% to 1.40%	19.29%	to	18.94%
2015	11	$9.80	to	$9.77	$103	—%	1.15% to 1.40%	(6.49)%	to	(6.69)%
2014 (6)	2	$10.48	to	$10.47	$21	2.65%	1.15% to 1.40%	1.45%	to	1.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Calvert S&P MidCap 400 Index Class F:
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75% to 1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00% to 1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15% to 1.40%	18.53%	to	18.28%
2015	49	$9.82	to	$9.79	$480	—%	1.15% to 1.40%	(4.01)%	to	(4.21)%
2014 (6)	3	$10.23	to	$10.22	$36	5.13%	1.15% to 1.40%			(0.10)%

ClearBridge Small Cap Growth Class II:
2018	102	$9.57	to	$12.25	$1,115	—%	0.75% to 1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00% to 1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15% to 1.40%	4.32%	to	4.01%
2015 (8)	1	$9.48	to	$9.47	$9	—%	1.15% to 1.40%	(6.51)%	to	(6.61)%

Columbia Limited Duration Credit Class 2:
2018	19	$10.04	to	$9.61	$191	1.55%	0.75% to 2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00% to 2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15% to 2.00%	4.07%	to	3.26%
2015 (8)	15	$9.58	to	$9.52	$140	—%	1.15% to 2.00%	(4.20)%	to	(4.80)%

Columbia Small Cap Value Class 2:
2018	59	$8.37	to	$10.79	$566	0.17%	0.75% to 1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00% to 1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15% to 1.40%	31.21%	to	30.91%
2015 (8)	8	$9.10	to	$9.09	$75	0.73%	1.15% to 1.40%	(9.90)%	to	(9.91)%

Core Plus Bond Class 1:
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46% to 2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42% to 2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43% to 2.00%	3.65%	to	2.02%
2015	7,246	$2.81	to	$21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)%	to	(2.47)%
2014	8,648	$2.83	to	$21.83	$180,940	3.11%	0.44% to 2.00%	4.79%	to	3.17%

Core Plus Bond Class 2:
2018	76	$10.02	to	$9.95	$761	3.60%	0.75% to 1.40%	0.50%	to	(2.93)%
2017	58	$10.24	to	$10.25	$592	2.77%	1.00% to 1.40%	2.30%	to	3.02%
2016	22	$9.99	to	$9.95	$221	0.90%	1.15% to 1.40%	2.67%	to	2.37%
2015 (8)	2	$9.73	to	$9.72	$19	6.38%	1.15% to 1.40%	(2.31)%	to	(2.41)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Delaware Limited Term Diversified Income Service Class:
2018	38	$10.05	to	$9.60	$374	2.34%	0.75% to 2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00% to 2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15% to 2.00%	0.51%	to	(0.20)%
2015 (8)	23	$9.88	to	$9.82	$227	1.11%	1.15% to 2.00%	(1.00)%	to	(1.60)%

Delaware Small Cap Value Service Class:
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30% to 2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30% to 2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30% to 2.00%	29.44%	to	28.51%
2015	93	$10.97	to	$10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)%	to	(8.34)%
2014	63	$11.88	to	$11.75	$746	0.29%	1.30% to 2.00%	4.21%	to	3.52%

Diversified Balanced Class 1:
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59% to 1.90%	(3.55)%	to	(4.95)%
2017 (12)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53% to 1.90%	—%	to	5.00%

Diversified Balanced Class 2:
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40% to 2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40% to 2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40%	to	4.79%
2015	73,477	$14.07	to	$13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)%	to	(1.88)%
2014	71,134	$14.25	to	$13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95%	to	5.33%

Diversified Balanced Managed Volatility Class 2:
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75% to 2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00% to 2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15% to 2.00%	5.17%	to	4.26%
2015	13,227	$10.05	to	$10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)%	to	(1.90)%
2014	7,967	$10.16	to	$10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)%	to	4.77%

Diversified Balanced Volatility Control Class 2:
2018	6,572			$10.19	$66,956	0.77%	1.40%			(5.03)%
2017 (11)	3,405			$10.73	$36,539	—%	1.40%			7.09%

Diversified Growth Class 2:
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40% to 2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40% to 2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66%	to	6.00%
2015	213,718	$15.02	to	$14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)%	to	(1.83)%
2014	189,924	$15.20	to	$14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29%	to	5.73%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Diversified Growth Managed Volatility Class 2:
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75% to 2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00% to 2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15% to 2.00%	6.38%	to	5.38%
2015	23,991	$10.03	to	$10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)%	to	(1.89)%
2014	14,199	$10.14	to	$10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)%	to	4.95%

Diversified Growth Volatility Control Class 2:
2018	37,493			$10.27	$384,857	0.75%	1.40%			(5.87)%
2017 (11)	15,735			$10.91	$171,699	—%	1.40%			8.77%

Diversified Income Class 2:
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40% to 2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40% to 2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40% to 2.00%	4.03%	to	3.42%
2015	17,071	$11.66	to	$11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)%	to	(1.81)%
2014	14,292	$11.80	to	$11.62	$168,519	0.56%	1.40% to 2.00%	5.36%	to	4.78%

Diversified International Class 1:
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46% to 2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43% to 2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)%	to	(1.60)%
2015	5,938	$3.17	to	$24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)%	to	(2.33)%
2014	6,681	$3.20	to	$24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)%	to	(5.14)%

Diversified International Class 2:
2018	116	$8.16	to	$9.33	$1,092	2.23%	0.75% to 1.40%	(18.32)%	to	(18.94)%
2017	58	$11.83	to	$11.51	$684	1.86%	1.00% to 1.40%	18.18%	to	27.04%
2016	22	$9.12	to	$9.06	$197	2.14%	1.15% to 1.40%	(0.98)%	to	(1.31)%
2015	23	$9.21	to	$9.18	$210	3.16%	1.15% to 1.40%	(1.81)%	to	(2.03)%
2014 (6)	3	$9.38	to	$9.37	$26	—%	1.15% to 1.40%	(3.89)%	to	(4.00)%

Dreyfus IP MidCap Stock Service Shares:
2018	46	$8.68	to	$9.92	$429	0.24%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00% to 1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15% to 1.40%	13.92%	to	13.61%
2015 (8)	5	$9.27	to	$9.26	$44	—%	1.15% to 1.40%	(8.13)%	to	(8.23)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Dreyfus IP Technology Growth Service Shares:
2018	261	$33.13	to	$30.39	$8,555	—%	1.40% to 2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40% to 2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40% to 2.00%	2.93%	to	2.32%
2015	266	$23.55	to	$21.99	$6,205	—%	1.40% to 2.00%	4.43%	to	3.78%
2014	226	$22.55	to	$21.19	$5,041	—%	1.40% to 2.00%	5.13%	to	4.49%

DWS Alternative Asset Allocation Class B:
2018 (14)	4	$9.44	to	$8.84	$37	1.75%	0.75% to 1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00% to 1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15% to 1.40%	3.74%	to	3.54%
2015	4	$9.08	to	$9.05	$40	—%	1.15% to 1.40%	(7.63)%	to	(7.84)%
2014 (6)	—	$9.83	to	$9.82	$—	—%	1.15% to 1.40%	(1.60)%	to	(1.70)%

DWS Equity 500 Index Class B2:
2018 (15)	149	$9.51	to	$12.48	$1,691	1.21%	0.75% to 1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00% to 1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15% to 1.40%	9.89%	to	9.63%
2015	67	$10.21	to	$10.18	$678	1.24%	1.15% to 1.40%	(0.39)%	to	(0.59)%
2014 (6)	6	$10.25	to	$10.24	$59	—%	1.15% to 1.40%			(0.49)%

DWS Small Mid Cap Value Class B:
2018 (16)	100	$8.52	to	$11.32	$1,084	0.99%	0.75% to 2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00% to 2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15% to 2.00%	15.18%	to	14.11%
2015	85	$9.75	to	$11.20	$953	—%	1.15% to 2.00%	(3.37)%	to	(4.11)%
2014	52	$10.09	to	$11.68	$615	0.40%	1.15% to 2.00%	(0.69)%	to	3.00%

Equity Income Class 1:
2018	13,699	$69.72	to	$16.82	$215,812	1.73%	0.09% to 2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44% to 2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39% to 2.00%	15.24%	to	13.41%
2015	14,715	$1.88	to	$13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)%	to	(5.82)%
2014	17,409	$1.97	to	$14.25	$258,967	2.35%	0.27% to 2.00%	12.33%	to	10.55%

Equity Income Class 2:
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00% to 1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15% to 1.40%	14.14%	to	13.87%
2015	104	$9.69	to	$9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)%	to	(5.48)%
2014 (6)	8	$10.23	to	$10.22	$81	—%	1.15% to 1.40%			(0.97)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Fidelity VIP Contrafund Service Class:
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30% to 1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30% to 1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30% to 1.90%	6.52%	to	5.89%
2015	1,786	$23.61	to	$21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)%	to	(1.33)%
2014	2,024	$23.79	to	$21.86	$48,140	0.82%	1.30% to 1.90%	10.39%	to	9.74%

Fidelity VIP Contrafund Service Class 2:
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75% to 2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00% to 2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15% to 2.00%	6.54%	to	5.58%
2015	2,325	$10.09	to	$21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)%	to	(1.58)%
2014	2,435	$10.17	to	$21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)%	to	9.47%

Fidelity VIP Equity-Income Service Class 2:
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30% to 2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30% to 2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30% to 2.00%	16.15%	to	15.37%
2015	1,877	$16.84	to	$15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)%	to	(6.12)%
2014	2,117	$17.81	to	$16.49	$37,544	2.56%	1.30% to 2.00%	7.03%	to	6.32%

Fidelity VIP Government Money Market Initial Class:
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37% to 2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42% to 2.00%	0.21%	to	(1.32)%
2016 (9)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59% to 2.19%	—%	to	—%

Fidelity VIP Government Money Market Service Class 2:
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75% to 1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00% to 1.40%	(0.40)%	to	(0.60)%
2016 (9)	391	$9.90	to	$9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30% to 1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30% to 1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30% to 1.90%	(0.65)%	to	(1.13)%
2015	917	$15.48	to	$14.13	$14,193	0.16%	1.30% to 1.90%	5.74%	to	4.98%
2014	1,037	$14.64	to	$13.46	$15,185	0.09%	1.30% to 1.90%	9.75%	to	9.16%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Fidelity VIP Growth Service Class 2:
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40% to 2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40% to 2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40% to 2.00%	(0.86)%	to	(1.43)%
2015	480	$20.94	to	$19.56	$9,985	0.03%	1.40% to 2.00%	5.39%	to	4.77%
2014	481	$19.87	to	$18.67	$9,442	—%	1.40% to 2.00%	9.48%	to	8.80%

Fidelity VIP Mid Cap Service Class:
2018	7			$11.68	$78	0.40%	0.95%			(15.42)%
2017	49			$13.81	$674	0.62%	0.95%			19.57%
2016	49			$11.55	$563	0.53%	0.95%			11.06%
2015	7			$10.40	$69	0.41%	0.95%			(2.44)%
2014 (5)	7			$10.66	$71	0.32%	0.95%			5.75%

Fidelity VIP Mid Cap Service Class 2:
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75% to 2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00% to 2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15% to 2.00%	10.63%	to	9.70%
2015	829	$9.78	to	$23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)%	to	(3.57)%
2014	707	$10.06	to	$24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)%	to	3.92%

Fidelity VIP Overseas Service Class 2:
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75% to 2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00% to 2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)%	to	(7.12)%
2015	1,940	$9.63	to	$15.30	$31,477	1.08%	1.15% to 2.00%	2.12%	to	1.26%
2014	2,368	$9.43	to	$15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)%	to	(10.11)%

Franklin Global Real Estate VIP Class 2:
2018	79	$9.49	to	$9.30	$790	2.72%	0.75% to 2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00% to 2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15% to 2.00%	(0.67)%	to	(1.47)%
2015	48	$10.50	to	$9.54	$497	3.78%	1.15% to 2.00%	(0.57)%	to	(4.02)%
2014 (6)	4	$10.56	to	$10.55	$42	—%	1.15% to 1.40%	1.05%	to	0.96%

Franklin Income VIP Class 4:
2018 (13)	9	$9.40	to	$9.37	$87	—%	0.75% to 1.40%	(6.37)%	to	(6.58)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Franklin Rising Dividends VIP Class 4:
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75% to 1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00% to 1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15% to 1.40%	14.63%	to	14.27%
2015	48	$9.84	to	$9.81	$470	1.49%	1.15% to 1.40%	(4.84)%	to	(5.13)%
2014 (6)	7			$10.34	$71	—%	1.15% to 1.40%			(0.39)%

Franklin Small Cap Value VIP Class 2:
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30% to 2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30% to 2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30% to 2.00%	28.46%	to	27.59%
2015	191	$17.18	to	$16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)%	to	(9.23)%
2014	191	$18.79	to	$18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)%	to	(1.41)%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30% to 2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30% to 2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30% to 2.00%	12.07%	to	11.28%
2015	689	$21.79	to	$20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)%	to	(11.04)%
2014	770	$24.32	to	$22.82	$18,543	0.99%	1.30% to 2.00%	12.07%	to	11.32%

Goldman Sachs VIT Mid Cap Value Service Shares:
2018	69	$9.02	to	$9.82	$658	0.65%	0.75% to 1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00% to 1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15% to 1.40%	11.89%	to	11.71%
2015	51	$9.17	to	$9.14	$469	0.18%	1.15% to 1.40%	(10.54)%	to	(10.74)%
2	2	$10.25	to	$10.24	$17	5.08%	1.15% to 1.40%	0.59%	to	0.49%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2018	5	$9.43	to	$8.79	$46	5.14%	0.75% to 1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00% to 1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15% to 1.40%	(0.86)%	to	(1.18)%
2015 (8)	1	$9.34	to	$9.33	$12	6.02%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30% to 2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30% to 2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30% to 2.00%	21.57%	to	20.80%
2015	351	$17.76	to	$16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)%	to	(4.12)%
2014	382	$18.38	to	$17.25	$6,978	0.76%	1.30% to 2.00%	5.57%	to	4.86%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2018	33	$8.84	to	$12.20	$337	0.28%	0.75% to 1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00% to 1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15% to 1.40%	21.58%	to	21.37%
2015	10	$10.24	to	$10.20	$107	0.05%	1.15% to 1.40%	(3.58)%	to	(3.86)%
2014 (6)	—	$10.62	to	$10.61	$5	6.02%	1.15% to 1.40%	1.63%	to	1.53%

Government & High Quality Bond Class 1:
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39% to 2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42% to 2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51% to 2.00%	1.37%	to	(0.17)%
2015	10,832	$2.80	to	$11.51	$121,664	3.26%	0.42% to 2.00%	0.37%	to	(1.20)%
2014	12,521	$2.79	to	$11.65	$141,359	3.77%	0.43% to 2.00%	4.64%	to	2.92%

Government & High Quality Bond Class 2:
2018	182	$10.16	to	$9.99	$1,824	3.86%	0.75% to 1.40%	1.70%	to	(0.70)%
2017	140	$10.00	to	$10.06	$1,414	4.10%	1.00% to 1.40%	—%	to	0.10%
2016	133	$10.11	to	$10.05	$1,342	3.82%	1.15% to 1.40%	0.40%	to	0.10%
2015	100	$10.07	to	$10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)%	to	(0.79)%
2014 (6)	2			$10.12	$20	—%	1.15% to 1.40%	—%	to	0.10%

Guggenheim Floating Rate Strategies Series F:
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75% to 2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00% to 2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15% to 2.00%	7.27%	to	6.40%
2015	81	$9.90	to	$9.68	$787	2.66%	1.15% to 2.00%	(0.40)%	to	(3.20)%
2014 (6)	1	$9.94	to	$9.93	$13	—%	1.15% to 1.40%	(0.80)%	to	(0.90)%

Guggenheim Investments Global Managed Futures Strategy:
2018	21	$9.09	to	$7.63	$182	—%	0.75% to 2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00% to 2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15% to 2.00%	(15.68)%	to	(16.53)%
2015	11	$10.46	to	$9.62	$114	3.08%	1.15% to 2.00%	(2.70)%	to	(3.99)%
2014 (6)	2	$10.75	to	$10.74	$21	—%	1.15% to 1.40%	5.50%	to	5.40%

Guggenheim Investments Long Short Equity:
2018	21	$9.19	to	$9.33	$203	—%	0.75% to 2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00% to 2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15% to 2.00%	(0.57)%	to	(1.32)%
2015	17	$10.46	to	$9.84	$177	—%	1.15% to 2.00%	0.10%	to	(2.09)%
2014 (6)	4	$10.45	to	$10.44	$43	—%	1.15% to 1.40%	2.96%	to	2.86%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Guggenheim Investments Multi-Hedge Strategies:
2018	57	$9.75	to	$9.18	$539	—%	0.75% to 2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00% to 2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15% to 2.00%	(1.65)%	to	(2.51)%
2015	9	$10.33	to	$9.96	$88	0.63%	1.15% to 2.00%	0.68%	to	(0.60)%
2014 (6)	1	$10.26	to	$10.25	$8	—%	1.15% to 1.40%	2.29%	to	2.30%

Income Class 1:
2018	489	$10.46	to	$10.20	$5,073	4.44%	1.30% to 2.00%	(0.57)%	to	(1.26)%
2017	486	$10.52	to	$10.33	$5,092	4.43%	1.30% to 2.00%	3.75%	to	3.09%
2016	462	$10.14	to	$10.02	$4,669	4.48%	1.30% to 2.00%	4.43%	to	3.62%
2015 (8)	60	$9.71	to	$9.67	$582	4.78%	1.30% to 2.00%	(2.61)%	to	(3.01)%

Income Class 2:
2018	138	$10.10	to	$10.33	$1,403	4.93%	0.75% to 1.40%	1.20%	to	(0.86)%
2017	83	$10.25	to	$10.42	$860	5.10%	1.00% to 1.40%	2.30%	to	3.37%
2016	44	$10.12	to	$10.08	$446	7.41%	1.15% to 1.40%	4.33%	to	4.02%
2015 (8)	2	$9.70	to	$9.69	$17	11.21%	1.15% to 1.40%	(2.71)%	to	(2.81)%

International Emerging Markets Class 1:
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48% to 2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42% to 2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40% to 2.00%	8.94%	to	7.22%
2015	1,992	$3.10	to	$24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)%	to	(15.51)%
2014	2,140	$3.62	to	$29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)%	to	(5.65)%

International Emerging Markets Class 2:
2018	169	$7.82	to	$9.01	$1,532	1.31%	0.75% to 1.40%	(21.80)%	to	(22.39)%
2017	77	$12.33	to	$11.61	$935	1.45%	1.00% to 1.40%	23.80%	to	38.54%
2016	14	$8.41	to	$8.38	$115	1.15%	1.15% to 1.40%	7.82%	to	7.71%
2015 (8)	4	$7.80	to	$7.78	$33	1.58%	1.15% to 1.40%	(21.84)%	to	(21.97)%

Invesco American Franchise Series I:
2018	213	$17.93	to	$17.23	$3,826	—%	1.30% to 1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30% to 1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30% to 1.90%	0.94%	to	0.34%
2015	294	$14.86	to	$14.53	$4,369	—%	1.30% to 1.90%	3.70%	to	3.05%
2014	321	$14.33	to	$14.10	$4,607	0.04%	1.30% to 1.90%	7.02%	to	6.33%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Balanced-Risk Allocation Series II:
2018	30	$9.31	to	$10.41	$310	1.33%	0.75% to 1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00% to 1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15% to 1.40%	10.18%	to	9.89%
2015	20	$9.53	to	$9.50	$191	4.91%	1.15% to 1.40%	(5.46)%	to	(5.75)%
2014 (6)	—			$10.08	$—	—%	1.15% to 1.40%			(0.69)%

Invesco Core Equity Series I:
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30% to 1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30% to 1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30% to 1.90%	8.84%	to	8.17%
2015	1,220	$14.60	to	$13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)%	to	(7.49)%
2014	1,369	$15.70	to	$14.42	$21,497	0.83%	1.30% to 1.90%	6.73%	to	6.11%

Invesco Health Care Series I:
2018 (17)	312	$22.81	to	$10.92	$6,469	—%	1.30% to 2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30% to 2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30% to 2.00%	(12.61)%	to	(2.70)%
2015	461	$22.92	to	$21.00	$10,562	—%	1.30% to 1.90%	1.82%	to	1.25%
2014	485	$22.51	to	$20.74	$10,917	—%	1.30% to 1.90%	18.10%	to	17.37%

Invesco Health Care Series II:
2018 (18)	127	$10.19	to	$10.32	$1,313	—%	0.75% to 1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00% to 1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15% to 1.40%	(12.74)%	to	(12.88)%
2015	78	$10.52	to	$10.48	$814	—%	1.15% to 1.40%	1.74%	to	1.45%
2014 (6)	7	$10.34	to	$10.33	$71	—%	1.15% to 1.40%			0.39%

Invesco International Growth Series I:
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40% to 2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40% to 2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)%	to	(2.45)%
2015	954	$10.69	to	$10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)%	to	(4.31)%
2014	943	$11.10	to	$10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)%	to	(1.66)%

Invesco International Growth Series II:
2018	94	$8.60	to	$9.14	$861	1.97%	0.75% to 1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00% to 1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15% to 1.40%	(1.84)%	to	(2.06)%
2015	46	$9.25	to	$9.22	$429	1.81%	1.15% to 1.40%	(3.75)%	to	(3.96)%
2014 (6)	3	$9.61	to	$9.60	$32	—%	1.15% to 1.40%	(3.12)%	to	(3.23)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Mid Cap Growth Series I:
2018	66	$15.82	to	$15.20	$1,042	—%	1.30% to 1.90%	(6.78)%	to	(7.32)%
2017	71	$16.97	to	$16.40	$1,209	—%	1.30% to 1.90%	20.87%	to	20.15%
2016	78	$14.04	to	$13.65	$1,102	—%	1.30% to 1.90%	(0.50)%	to	(1.16)%
2015	113	$14.11	to	$13.81	$1,594	—%	1.30% to 1.90%	(0.14)%	to	(0.65)%
2014	110	$14.13	to	$13.90	$1,554	—%	1.30% to 1.90%	6.64%	to	5.95%

Invesco Small Cap Equity Series I:
2018	253	$22.42	to	$20.45	$5,591	—%	1.30% to 2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30% to 2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30% to 2.00%	10.62%	to	9.85%
2015	372	$21.47	to	$20.01	$7,928	—%	1.30% to 2.00%	(6.77)%	to	(7.40)%
2014	408	$23.03	to	$21.61	$9,327	—%	1.30% to 2.00%	1.05%	to	0.37%

Invesco Technology Series I:
2018	245	$12.42	to	$11.18	$3,047	—%	1.30% to 1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30% to 1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30% to 1.90%	(2.07)%	to	(2.60)%
2015	357	$9.68	to	$8.86	$3,452	—%	1.30% to 1.90%	5.45%	to	4.73%
2014	411	$9.18	to	$8.46	$3,772	—%	1.30% to 1.90%	9.68%	to	9.02%

Invesco Value Opportunities Series I:
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40% to 2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40% to 2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40% to 2.00%	16.68%	to	15.91%
2015	338	$13.25	to	$12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)%	to	(12.14)%
2014	360	$15.00	to	$14.09	$5,348	1.37%	1.40% to 2.00%	5.19%	to	4.53%

Janus Henderson Enterprise Service Shares:
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30% to 1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30% to 1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30% to 1.90%	10.69%	to	9.97%
2015	580	$15.15	to	$13.84	$8,794	0.76%	1.30% to 1.90%	2.43%	to	1.84%
2014	643	$14.79	to	$13.59	$9,503	0.03%	1.30% to 1.90%	10.79%	to	10.13%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Janus Henderson Flexible Bond Service Shares:
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75% to 2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00% to 2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15% to 2.00%	1.01%	to	(1.40)%
2015	80	$9.93	to	$9.90	$796	2.28%	1.15% to 1.40%	(1.19)%	to	(1.39)%
2014 (6)	7	$10.05	to	$10.04	$73	4.49%	1.15% to 1.40%	(0.10)%	to	(0.20)%

LargeCap Growth Class 1:
2018	2,219	$4.06	to	$33.97	$39,308	0.22%	0.51% to 2.00%	(7.69)%	to	(9.16)%
2017	2,338	$4.40	to	$33.97	$48,371	0.37%	0.43% to 2.00%	34.32%	to	32.23%
2016	2,502	$3.27	to	$25.69	$40,322	0.27%	0.40% to 2.00%	(5.53)%	to	(7.02)%
2015	2,849	$3.46	to	$27.63	$49,543	0.14%	0.47% to 2.00%	4.54%	to	2.91%
2014	3,191	$3.31	to	$26.85	$53,469	0.54%	0.41% to 2.00%	10.65%	to	8.92%

LargeCap Growth Class 2:
2018	153	$8.71	to	$11.78	$1,526	0.13%	0.75% to 1.40%	(13.33)%	to	(8.82)%
2017	54	$12.08	to	$12.92	$682	0.16%	1.00% to 1.40%	20.32%	to	32.65%
2016	31	$9.80	to	$9.74	$307	0.10%	1.15% to 1.40%	(6.40)%	to	(6.70)%
2015	42	$10.47	to	$10.44	$442	—%	1.15% to 1.40%	3.46%	to	3.26%
2014 (6)	1	$10.12	to	$10.11	$6	—%	1.15% to 1.40%	(0.39)%	to	(0.49)%

LargeCap Growth I Class 1:
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61% to 2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42% to 2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41% to 2.00%	0.84%	to	(0.73)%
2015	2,158	$2.22	to	$53.15	$105,642	0.23%	0.45% to 2.00%	7.32%	to	5.62%
2014	2,292	$2.07	to	$50.32	$109,226	0.12%	0.41% to 2.00%	8.16%	to	6.47%

LargeCap Growth I Class 2:
2018	288	$9.67	to	$13.33	$3,159	—%	0.75% to 1.40%	(3.88)%	to	1.91%
2017	57	$12.12	to	$13.08	$702	—%	1.00% to 1.40%	21.08%	to	31.46%
2016	13	$9.99	to	$9.95	$127	—%	1.15% to 1.40%	—%	to	(0.30)%
2015 (8)	49	$9.99	to	$9.98	$491	0.50%	1.15% to 1.40%	(0.60)%	to	(0.70)%

LargeCap S&P 500 Index Class 1:
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47% to 2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42% to 2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39% to 2.00%	11.12%	to	9.36%
2015	5,945	$2.01	to	$14.64	$92,317	1.44%	0.48% to 2.00%	0.72%	to	(0.88)%
2014	6,500	$1.99	to	$14.77	$102,363	1.24%	0.37% to 2.00%	12.81%	to	11.05%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
LargeCap S&P 500 Index Class 2:
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75% to 1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00% to 1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15% to 1.40%	10.04%	to	9.75%
2015 (8)	16	$9.66	to	$9.64	$151	2.15%	1.15% to 1.40%	(3.69)%	to	(3.89)%

MFS International Value Service Class:
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75% to 2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00% to 2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15% to 2.00%	2.61%	to	1.69%
2015	160	$10.34	to	$9.45	$1,563	2.01%	1.15% to 2.00%	5.19%	to	(5.41)%
2014 (6)	6			$9.83	$61	—%	1.15% to 1.40%			(2.09)%

MFS New Discovery Service Class:
2018	197	$9.27	to	$13.05	$2,463	—%	0.75% to 2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00% to 2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15% to 2.00%	7.54%	to	6.73%
2015	121	$9.15	to	$10.25	$1,253	—%	1.15% to 2.00%	(9.50)%	to	(4.12)%
2014	88	$10.81	to	$10.69	$944	—%	1.30% to 2.00%	(8.70)%	to	(9.33)%

MFS Utilities Service Class:
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75% to 2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00% to 2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15% to 2.00%	9.93%	to	9.04%
2015	626	$8.26	to	$18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)%	to	(16.48)%
2014	550	$9.80	to	$21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)%	to	10.24%

MFS Value Service Class:
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40% to 2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40% to 2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40% to 2.00%	12.20%	to	11.52%
2015	244	$21.32	to	$20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)%	to	(2.89)%
2014	238	$21.83	to	$21.10	$5,175	1.34%	1.40% to 2.00%	8.66%	to	7.98%

MidCap Class 1:
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45% to 2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43% to 2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40% to 2.00%	9.91%	to	8.17%
2015	4,922	$9.58	to	$74.62	$339,892	0.51%	0.48% to 2.00%	1.22%	to	(0.36)%
2014	5,671	$9.46	to	$74.89	$389,291	0.51%	0.40% to 2.00%	12.51%	to	10.75%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Multi-Asset Income Class 1:
2018	17	$10.71	to	$10.51	$183	2.82%	1.30% to 2.00%	(6.87)%	to	(7.56)%
2017	14	$11.50	to	$11.37	$161	1.71%	1.30% to 2.00%	10.58%	to	9.75%
2016 (1)	16	$10.40	to	$10.36	$170	—%	1.30% to 2.00%	4.10%	to	3.70%

Multi-Asset Income Class 2:
2018	4	$9.46	to	$10.61	$43	3.93%	0.75% to 1.40%	(5.31)%	to	(7.26)%
2017	1	$10.68	to	$11.44	$14	—%	1.00% to 1.40%	6.69%	to	10.32%
2016 (10)	—	$10.39	to	$10.37	$—	—%	1.15% to 1.40%	4.00%	to	3.80%

Neuberger Berman AMT Large Cap Value Class I:
2018	169	$22.80	to	$20.91	$3,818	1.16%	1.40% to 2.00%	(2.40)%	to	(3.01)%
2017	196	$23.36	to	$21.56	$4,562	0.57%	1.40% to 2.00%	11.77%	to	11.13%
2016	240	$20.90	to	$19.40	$4,993	0.77%	1.40% to 2.00%	25.60%	to	24.84%
2015	244	$16.64	to	$15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)%	to	(13.57)%
2014	276	$19.13	to	$17.98	$5,241	0.72%	1.40% to 2.00%	8.32%	to	7.66%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2018	223	$9.14	to	$10.94	$2,453	—%	0.75% to 2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00% to 2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15% to 2.00%	2.94%	to	2.09%
2015 (8)	286	$9.19	to	$9.58	$2,746	—%	1.15% to 2.00%	(8.83)%	to	(4.49)%

Neuberger Berman AMT Sustainable Equity Class I:
2018 (19)	132	$24.40	to	$22.38	$3,205	0.46%	1.40% to 2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40% to 2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40% to 2.00%	8.34%	to	7.69%
2015	246	$20.74	to	$19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)%	to	(2.47)%
2014	290	$21.13	to	$19.86	$6,077	0.35%	1.40% to 2.00%	8.81%	to	8.23%

Neuberger Berman AMT Sustainable Equity Class S:
2018 (13)	—	$8.87	to	$8.84	$2	0.97%	0.75% to 1.40%	(11.48)%	to	(11.78)%

Oppenheimer Main Street Small Cap Service Shares:
2018	30	$13.59	to	$13.14	$402	0.06%	1.30% to 1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30% to 1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30% to 1.90%	16.21%	to	15.43%
2015	48	$11.78	to	$11.60	$561	0.70%	1.30% to 1.90%	(7.32)%	to	(7.86)%
2014	52	$12.71	to	$12.59	$658	0.67%	1.30% to 1.90%	10.23%	to	9.57%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
PIMCO All Asset Administrative Class:
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40% to 2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40% to 2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40% to 2.00%	11.31%	to	10.73%
2015	322	$12.91	to	$12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)%	to	(10.79)%
2014	366	$14.38	to	$13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)%	to	(1.56)%

PIMCO All Asset Advisor Class:
2018	10	$9.39	to	$10.16	$100	3.11%	0.75% to 1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00% to 1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15% to 1.40%	11.52%	to	11.31%
2015 (8)	—	$8.77	to	$8.75	$—	—%	1.15% to 1.40%	(12.12)%	to	(12.32)%

PIMCO Commodity Real Return Strategy M Class:
2018	5	$8.38	to	$6.93	$44	1.32%	0.75% to 1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00% to 1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15% to 1.40%	13.26%	to	13.16%
2015 (8)	2	$7.24	to	$7.22	$13	—%	1.15% to 1.40%	(27.45)%	to	(27.66)%

PIMCO High Yield Administrative Class:
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75% to 2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00% to 2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15% to 2.00%	11.13%	to	10.25%
2015	1,190	$9.61	to	$12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)%	to	(3.57)%
2014	1,160	$9.88	to	$13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)%	to	1.28%

PIMCO Low Duration Advisor Class:
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75% to 2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00% to 2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15% to 2.00%	0.10%	to	(0.71)%
2015 (8)	37	$9.89	to	$9.84	$361	11.09%	1.15% to 2.00%	(1.10)%	to	(1.60)%

PIMCO Total Return Administrative Class:
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75% to 2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00% to 2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15% to 2.00%	1.49%	to	0.67%
2015	2,192	$10.04	to	$11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)%	to	(1.57)%
2014	2,330	$10.11	to	$12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)%	to	2.19%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Principal Capital Appreciation Class 1:
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95% to 2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95% to 2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95% to 2.00%	8.09%	to	6.96%
2015	8,683	$16.68	to	$15.37	$116,745	0.32%	0.95% to 2.00%	1.21%	to	0.13%
2014	1,161	$16.48	to	$15.35	$18,505	3.13%	0.95% to 2.00%	11.35%	to	10.19%

Principal Capital Appreciation Class 2:
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75% to 1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00% to 1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15% to 1.40%	7.60%	to	7.34%
2015	61	$10.40	to	$10.36	$632	0.05%	1.15% to 1.40%	0.78%	to	0.48%
2014 (6)	19	$10.32	to	$10.31	$192	—%	1.15% to 1.40%			(0.29)%

Principal LifeTime 2010 Class 1:
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95% to 2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95% to 2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95% to 2.00%	4.23%	to	3.16%
2015	1,925	$13.25	to	$13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)%	to	(3.13)%
2014	2,223	$13.54	to	$14.39	$33,743	2.17%	0.95% to 2.00%	3.83%	to	2.71%

Principal LifeTime 2020 Class 1:
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95% to 2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95% to 2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95% to 2.00%	4.74%	to	3.72%
2015	7,249	$14.14	to	$15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)%	to	(3.10)%
2014	8,649	$14.43	to	$15.81	$143,695	2.31%	0.95% to 2.00%	4.72%	to	3.60%

Principal LifeTime 2020 Class 2:
2018	131	$9.43	to	$10.27	$1,312	3.03%	0.75% to 1.40%	(5.61)%	to	(7.06)%
2017	61	$10.96	to	$11.05	$673	2.29%	1.00% to 1.40%	9.38%	to	13.10%
2016	2	$9.81	to	$9.77	$16	1.84%	1.15% to 1.40%	4.36%	to	4.16%
2015 (8)	2	$9.40	to	$9.38	$16	6.44%	1.15% to 1.40%	(6.00)%	to	(6.20)%

Principal LifeTime 2030 Class 1:
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95% to 2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95% to 2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95% to 2.00%	4.85%	to	3.76%
2015	4,235	$14.22	to	$15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)%	to	(3.02)%
2014	4,403	$14.51	to	$15.89	$73,233	2.15%	0.95% to 2.00%	5.07%	to	3.99%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Principal LifeTime 2030 Class 2:
2018	182	$9.24	to	$10.32	$1,798	2.81%	0.75% to 1.40%	(7.60)%	to	(8.67)%
2017	76	$11.20	to	$11.30	$852	1.91%	1.00% to 1.40%	11.78%	to	16.37%
2016	8	$9.75	to	$9.71	$82	1.50%	1.15% to 1.40%	4.39%	to	4.07%
2015 (8)	2	$9.34	to	$9.33	$16	3.07%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Principal LifeTime 2040 Class 1:
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95% to 2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95% to 2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95% to 2.00%	4.46%	to	3.36%
2015	804	$14.56	to	$16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)%	to	(2.78)%
2014	833	$14.83	to	$16.53	$14,504	2.00%	0.95% to 2.00%	5.25%	to	4.09%

Principal LifeTime 2040 Class 2:
2018	65	$9.13	to	$10.38	$657	2.25%	0.75% to 1.40%	(8.79)%	to	(9.42)%
2017	33	$11.37	to	$11.46	$377	1.58%	1.00% to 1.40%	13.47%	to	18.76%
2016	13	$9.69	to	$9.65	$121	0.38%	1.15% to 1.40%	3.97%	to	3.65%
2015 (8)	—	$9.32	to	$9.31	$—	—%	1.15% to 1.40%	(6.89)%	to	(6.99)%

Principal LifeTime 2050 Class 1:
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95% to 2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95% to 2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95% to 2.00%	4.59%	to	3.46%
2015	520	$14.59	to	$16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)%	to	(2.65)%
2014	493	$14.83	to	$16.61	$8,618	2.19%	0.95% to 2.00%	5.18%	to	4.07%

Principal LifeTime 2050 Class 2:
2018	93	$9.04	to	$10.41	$927	1.71%	0.75% to 1.40%	(9.69)%	to	(10.18)%
2017	68	$11.47	to	$11.59	$778	1.95%	1.00% to 1.40%	14.47%	to	20.23%
2016	9	$9.68	to	$9.64	$84	1.23%	1.15% to 1.40%	3.97%	to	3.77%
2015 (8)	3	$9.31	to	$9.29	$25	3.71%	1.15% to 1.40%	(7.09)%	to	(7.29)%

Principal LifeTime Strategic Income Class 1:
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95% to 2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95% to 2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95% to 2.00%	3.76%	to	2.74%
2015	1,254	$12.50	to	$12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)%	to	(2.96)%
2014	1,565	$12.74	to	$13.18	$21,738	2.51%	0.95% to 2.00%	3.58%	to	2.49%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Real Estate Securities Class 1:
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39% to 2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41% to 2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42% to 2.00%	5.40%	to	3.76%
2015	1,589	$5.04	to	$48.72	$81,337	1.51%	0.46% to 2.00%	3.77%	to	2.14%
2014	1,761	$4.86	to	$47.70	$87,932	1.59%	0.38% to 2.00%	32.26%	to	30.19%

Real Estate Securities Class 2:
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75% to 1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00% to 1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15% to 1.40%	4.27%	to	4.11%
2015	148	$11.71	to	$11.67	$1,733	1.89%	1.15% to 1.40%	2.81%	to	2.55%
2014 (6)	16	$11.39	to	$11.38	$181	—%	1.15% to 1.40%	3.45%	to	3.36%

Rydex Basic Materials:
2018	52	$8.57	to	$9.69	$490	0.56%	0.75% to 1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00% to 1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15% to 1.40%	29.44%	to	29.09%
2015 (8)	—	$7.71	to	$7.70	$—	—%	1.15% to 1.40%	(22.75)%	to	(22.85)%

Rydex Commodities Strategy:
2018	66	$7.90	to	$5.90	$424	3.51%	0.75% to 2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00% to 2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15% to 2.00%	9.29%	to	8.28%
2015	13	$4.63	to	$6.40	$77	—%	1.15% to 2.00%	(34.60)%	to	(35.81)%
2014 (6)	2	$7.08	to	$7.07	$11	—%	1.15% to 1.40%	(20.00)%	to	(20.11)%

Rydex NASDAQ 100:
2018	153	$9.48	to	$14.35	$1,825	—%	0.75% to 1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00% to 1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15% to 1.40%	4.82%	to	4.47%
2015	59	$11.00	to	$10.97	$646	—%	1.15% to 1.40%	7.00%	to	6.71%
2014 (6)	9			$10.28	$97	—%	1.15% to 1.40%			(1.34)%

SAM Balanced Portfolio Class 1:
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75% to 2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41% to 2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42% to 2.00%	6.38%	to	4.69%
2015	44,023	$2.00	to	$13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)%	to	(2.76)%
2014	49,402	$2.02	to	$13.39	$687,748	2.66%	0.48% to 2.00%	6.37%	to	4.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SAM Balanced Portfolio Class 2:
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75% to 1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00% to 1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15% to 1.40%	5.40%	to	5.11%
2015	383	$9.82	to	$9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)%	to	(2.39)%
2014 (6)	63	$10.04	to	$10.03	$634	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

SAM Conservative Balanced Portfolio Class 1:
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95% to 2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95% to 2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95% to 2.00%	5.36%	to	4.27%
2015	11,177	$13.98	to	$12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)%	to	(2.79)%
2014	12,217	$14.22	to	$13.25	$168,582	2.97%	0.95% to 2.00%	5.18%	to	4.17%

SAM Conservative Balanced Portfolio Class 2:
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75% to 1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00% to 1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15% to 1.40%	4.88%	to	4.59%
2015	306	$9.83	to	$9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)%	to	(2.29)%
2014 (6)	55	$10.04	to	$10.03	$553	—%	1.15% to 1.40%	(0.50)%	to	(0.59)%

SAM Conservative Growth Portfolio Class 1:
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95% to 2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95% to 2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95% to 2.00%	5.94%	to	4.88%
2015	7,589	$13.80	to	$12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)%	to	(3.05)%
2014	7,463	$14.08	to	$13.11	$101,757	1.82%	0.95% to 2.00%	6.42%	to	5.30%

SAM Conservative Growth Portfolio Class 2:
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75% to 1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00% to 1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15% to 1.40%	5.61%	to	5.32%
2015	564	$9.80	to	$9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)%	to	(2.79)%
2014 (6)	43			$10.05	$430	—%	1.15% to 1.40%			(0.79)%

SAM Flexible Income Portfolio Class 1:
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95% to 2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95% to 2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95% to 2.00%	6.00%	to	4.88%
2015	12,622	$14.00	to	$12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)%	to	(3.23)%
2014	13,335	$14.32	to	$13.33	$185,235	3.60%	0.95% to 2.00%	5.06%	to	3.90%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SAM Flexible Income Portfolio Class 2:
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75% to 1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00% to 1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15% to 1.40%	5.53%	to	5.24%
2015	454	$9.76	to	$9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)%	to	(2.89)%
2014 (6)	42	$10.03	to	$10.02	$418	—%	1.15% to 1.40%			(0.50)%

SAM Strategic Growth Portfolio Class 1:
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95% to 2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95% to 2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95% to 2.00%	5.10%	to	4.03%
2015	5,064	$13.73	to	$12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)%	to	(3.58)%
2014	4,851	$14.08	to	$13.12	$65,972	1.52%	0.95% to 2.00%	7.65%	to	6.58%

SAM Strategic Growth Portfolio Class 2:
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75% to 1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00% to 1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15% to 1.40%	4.70%	to	4.41%
2015	169	$9.79	to	$9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)%	to	(3.17)%
2014 (6)	62	$10.09	to	$10.08	$624	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

Short-Term Income Class 1:
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85% to 2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85% to 2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85% to 2.00%	1.26%	to	0.09%
2015	9,431	$11.89	to	$11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)%	to	(1.25)%
2014	11,376	$11.91	to	$11.18	$131,612	1.68%	0.85% to 2.00%	0.85%	to	(0.27)%

Short-Term Income Class 2:
2018	345	$10.07	to	$9.99	$3,471	2.34%	0.75% to 1.40%	0.70%	to	(0.20)%
2017	147	$10.02	to	$10.01	$1,473	1.44%	1.00% to 1.40%	0.20%	to	0.30%
2016	106	$10.03	to	$9.98	$1,063	2.38%	1.15% to 1.40%	0.80%	to	0.60%
2015	78	$9.95	to	$9.92	$775	3.33%	1.15% to 1.40%	(0.60)%	to	(0.80)%
2014 (6)	9	$10.01	to	$10.00	$94	—%	1.15% to 1.40%			(0.10)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
SmallCap Class 1:
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56% to 2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41% to 2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37% to 2.00%	16.90%	to	15.09%
2015	5,906	$2.16	to	$18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)%	to	(2.10)%
2014	1,636	$2.17	to	$19.02	$33,528	0.35%	0.45% to 2.00%	4.45%	to	2.81%

SmallCap Class 2:
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75% to 1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00% to 1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15% to 1.40%	15.75%	to	15.57%
2015 (7)	86	$9.14	to	$9.12	$785	0.09%	1.15% to 1.40%	(7.21)%	to	(7.41)%

T. Rowe Price Blue Chip Growth Portfolio II:
2018	664	$31.89	to	$29.25	$20,946	—%	1.40% to 2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40% to 2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40% to 2.00%	(0.88)%	to	(1.47)%
2015	715	$23.96	to	$22.38	$16,984	—%	1.40% to 2.00%	9.26%	to	8.59%
2014	581	$21.93	to	$20.61	$12,613	—%	1.40% to 2.00%	7.34%	to	6.73%

T. Rowe Price Health Sciences Portfolio II:
2018	467	$54.07	to	$49.61	$25,079	—%	1.40% to 2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40% to 2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40% to 2.00%	(11.95)%	to	(12.49)%
2015	725	$49.19	to	$45.95	$35,403	—%	1.40% to 2.00%	10.89%	to	10.24%
2014	686	$44.36	to	$41.68	$30,107	—%	1.40% to 2.00%	29.40%	to	28.64%

Templeton Global Bond VIP Class 4:
2018	468	$9.91	to	$9.38	$4,505	—%	0.75% to 2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00% to 2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15% to 2.00%	1.63%	to	0.86%
2015	116	$9.22	to	$9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)%	to	(6.60)%
2014 (6)	7	$9.75	to	$9.74	$68	—%	1.15% to 1.40%	(2.30)%	to	(2.31)%

Templeton Growth VIP Class 2:
2018	35			$21.14	$737	2.00%	0.85%			(15.54)%
2017	36			$25.03	$891	1.61%	0.85%			17.46%
2016	40			$21.31	$854	2.01%	0.85%			8.72%
2015	44			$19.60	$869	2.66%	0.85%			(7.28)%
2014	45			$21.14	$960	1.34%	0.85%			(3.65)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
The Merger Fund:
2018	17	$10.42	to	$10.40	$180	1.19%	0.75% to 1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00% to 1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15% to 1.40%	1.24%	to	0.93%
2015 (8)	—	$9.65	to	$9.64	$—	—%	1.15% to 1.40%	(3.50)%	to	(3.60)%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2018 (13)	2	$8.65	to	$8.59	$20	1.89%	0.75% to 2.00%	(13.67)%	to	(14.27)%

TOPS Balanced ETF Portfolio Investor Class:
2018 (13)	3	$9.32	to	$9.26	$26	3.21%	0.75% to 2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2018 (13)	—	$9.65	to	$9.58	$—	—%	0.75% to 2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2018 (13)	4	$8.84	to	$8.78	$34	1.18%	0.75% to 2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2018 (13)	1	$9.16	to	$9.09	$11	—%	0.75% to 2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2018	523	$7.08	to	$7.24	$3,896	—%	0.75% to 2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00% to 2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15% to 2.00%	41.60%	to	40.45%
2015	665	$5.00	to	$7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)%	to	(34.92)%
2014	591	$7.61	to	$11.74	$7,087	—%	1.15% to 2.00%	(13.82)%	to	(20.94)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(5)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(6)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(7)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(8)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(9)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(10)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(11)	Commencement of operations, April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(12)	Commencement of operations, May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(13)	Commencement of operations, June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(14)	Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(15)	Represented the operations of Deutsche Equity 500 Index Class B2 Division until October 13, 2018.
(16)	Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(17)	Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.
(18)	Represented the operations of Invesco Global Health Care Series II Division until June 9, 2018.
(19)	Represented the operations of Neuberger Berman AMT Socially Responsive Class I Division until June 9, 2018.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.

Division	2018 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	10.24
American Century VP Inflation Protection Class II	9.54, 9.63, 9.74, 9.75 and 12.71
American Century VP Value Class II	22.94
American Funds Insurance Series Asset Allocation Fund Class 4	11.29
American Funds Insurance Series Blue Chip Income and Growth Class 4	11.91
American Funds Insurance Series Global Small Capitalization Fund Class 4	10.74

Division	2018 Unit Value ($)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	10.96
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.11
American Funds Insurance Series Managed Risk International Fund Class P2	9.40 and 10.43
American Funds Insurance Series New World Fund Class 2	9.53 and 10.02
American Funds Insurance Series New World Fund Class 4	9.66 and 9.89
BlackRock Advantage U.S. Total Market Class III	11.40
BlackRock Global Allocation Class III	9.54, 9.72, 9.75, 9.80 and 9.91
BlackRock iShares Dynamic Allocation Class III	9.93, 10.11, 10.15, 10.21 and 10.32
Calvert EAFE International Index Class F	9.33 and 9.86
Calvert Russell 2000 Small Cap Index Class F	11.54
Calvert S&P MidCap 400 Index Class F	11.63
ClearBridge Small Cap Growth Class II	12.36
Columbia Small Cap Value Class 2	10.89
Core Plus Bond Class 1	2.83, 21.68, 24.04 and 24.17
Core Plus Bond Class 2	10.04
Diversified Balanced Class 2	15.53
Diversified Balanced Managed Volatility Class 2	11.47
Diversified Growth Class 2	16.98
Diversified Growth Managed Volatility Class 2	11.82
Diversified Income Class 2	12.53
Diversified International Class 1	3.17, 24.62, 27.30 and 27.45
Diversified International Class 2	9.43 and 9.63
Dreyfus IP MidCap Stock Service Shares	10.01
DWS Equity 500 Index Class B2	12.61
DWS Small Mid Cap Value Class B	11.38, 11.71 and 11.77
Equity Income Class 1	2.47, 9.33, 9.34, 9.35 and 9.39
Equity Income Class 2	12.37
Fidelity VIP Contrafund Service Class 2	26.56

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2018 Unit Value ($)
Fidelity VIP Government Money Market Initial Class	0.98, 9.70, 9.85, 9.87, 9.98 and 10.00
Fidelity VIP Government Money Market Service Class 2	9.85 and 9.78
Fidelity VIP Mid Cap Service Class 2	27.74
Fidelity VIP Overseas Service Class 2	16.43
Franklin Global Real Estate VIP Class 2	9.50, 9.54, 9.87, 10.39 and 10.50
Franklin Rising Dividends VIP Class 4	12.59
Goldman Sachs VIT Mid Cap Value Service Shares	9.93
Goldman Sachs VIT Small Cap Equity Insights Service Shares	12.33
Government & High Quality Bond Class 1	2.73, 11.41, 12.06, 12.12, 12.53 and 12.66
Government & High Quality Bond Class 2	9.96
Guggenheim Floating Rate Strategies Series F	10.19, 10.38, 10.42, 10.54 and 10.65
Guggenheim Investments Global Managed Futures Strategy	9.55
Guggenheim Investments Long Short Equity	9.36, 9.53, 9.57, 9.95, 10.06 and 10.17
Guggenheim Investments Multi-Hedge Strategies	9.77
Income Class 2	10.42
International Emerging Markets Class 1	28.42, 31.51 and 31.68
International Emerging Markets Class 2	9.09, 9.61
Invesco Balanced-Risk Allocation Series II	10.52
Invesco Health Care Series II	10.43, 10.57
Invesco International Growth Series II	9.24, 9.50
LargeCap Growth Class 1	3.85, 31.03, 34.41 and 34.59
LargeCap Growth Class 2	11.91
LargeCap Growth I Class 1	70.60, 78.28 and 78.70
LargeCap Growth I Class 2	13.45
LargeCap S&P 500 Index Class 1	17.93, 19.88, 19.99, 21.69 and 21.79
LargeCap S&P 500 Index Class 2	11.97
MFS International Value Service Class	10.61, 10.81, 10.85, 11.75,and 11.87
MFS New Discovery Service Class	13.12, 13.49 and 13.57
MFS Utilities Service Class	23.38
MidCap Class 1	94.46, 101.41 and 101.96
Multi-Asset Income Class 2	10.68
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.15
PIMCO All Asset Advisor Class	10.25
PIMCO Commodity Real Return Strategy M Class	8.69
PIMCO High Yield Administrative Class	15.05
PIMCO Total Return Administrative Class	10.06 and 12.77
Principal Capital Appreciation Class 1	11.70 and 11.96
Principal Capital Appreciation Class 2	12.69
Principal LifeTime 2010 Class 1	14.88, 16.13 and 16.21
Principal LifeTime 2020 Class 1	16.69, 18.10 and 18.20
Principal LifeTime 2020 Class 2	10.37
Principal LifeTime 2030 Class 1	16.98, 18.40 and 18.50
Principal LifeTime 2030 Class 2	10.42

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2018 Unit Value ($)
Principal LifeTime 2040 Class 1	17.84, 19.34 and 19.44
Principal LifeTime 2040 Class 2	10.48
Principal LifeTime 2050 Class 1	18.03, 19.55 and 19.66
Principal LifeTime 2050 Class 2	10.51
Principal LifeTime Strategic Income Class 1	14.51 and 14.59
Real Estate Securities Class 1	51.07, 56.62 and 56.93
Real Estate Securities Class 2	12.42
Rydex Basic Materials	9.78
Rydex Commodities Strategy	4.33, 4.38 and 9.15
Rydex NASDAQ 100	14.51
SAM Balanced Portfolio Class 1	14.40, 15.37, 15.45 and 16.04
SAM Balanced Portfolio Class 2	11.01
SAM Conservative Balanced Portfolio Class 2	10.78
SAM Conservative Growth Portfolio Class 2	11.26
SAM Flexible Income Portfolio Class 2	10.64
SAM Strategic Growth Portfolio Class 2	11.13
Short-Term Income Class 2	10.10
SmallCap Class 1	20.82, 23.08, 23.21 and 30.80
SmallCap Class 2	10.34
The Merger Fund	10.49 and 10.67
VanEck Global Hard Assets Class S	4.80, 4.86, 7.28, 7.67 and 7.71

Division	2018 Total Return (%)

American Funds Insurance Series Global Small Capitalization Fund Class 4	(11.89) and (11.65)
American Funds Insurance Series Managed Risk Growth Fund Class P2	(1.46) and (1.39)
Calvert Russell 2000 Small Cap Index Class F	(12.44) and (12.35)
ClearBridge Small Cap Growth Class II	1.98 and 2.18
Diversified Growth Class 2	(5.860)
Diversified Income Class 2	(3.700)
Fidelity VIP Contrafund Service Class 2	(7.96,) (7.94), (7.74) and (7.54)
Fidelity VIP Mid Cap Service Class 2	(15.81) and (15.67)
Goldman Sachs VIT Small Cap Equity Insights Service Shares	(9.87) and (9.74)
Guggenheim Floating Rate Strategies Series F	(2.17), (2.14), (2.07), (1.93) and (1.77)
LargeCap Growth Class 2	(8.60) and (8.44)
LargeCap Growth I Class 2	2.13 and 2.31
MFS New Discovery Service Class	(3.53), (3.11), (3.09), (3.00), (2.85) and (2.67)
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	(7.86), (7.85), (7.64) and (7.48)
PIMCO Commodity Real Return Strategy M Class	(15.25) and (15.14)
Rydex Commodities Strategy	(16.74), (16.41), (16.37), (16.20), (16.09) and (15.98)
Rydex NASDAQ 100	(2.88) and (2.82)
SmallCap Class 2	(12.15) and (12.05)
Templeton Global Bond VIP Class 4	0.43, 0.52, 0.74, 0.82 and 0.00
The Merger Fund	5.85 and 5.96

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	11.84
American Century VP Inflation Protection Class II	10.00, 10.05 and 13.27
American Century VP Value Class II	25.62
American Funds Insurance Series Asset Allocation Fund Class 4	12.00
American Funds Insurance Series Blue Chip Income and Growth Class 4	13.22
American Funds Insurance Series Global Small Capitalization Fund Class 4	12.19
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	11.66
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.29
American Funds Insurance Series New World Fund Class 2	11.29 and 11.83
BlackRock Advantage U.S. Total Market Class III	12.36
BlackRock iShares Alternative Strategies Class III	10.64, 10.78, 10.81 and 10.85
Calvert Russell 2000 Small Cap Index Class F	13.18
Calvert S&P MidCap 400 Index Class F	13.31
ClearBridge Small Cap Growth Class II	12.12
Columbia Small Cap Value Class 2	13.46
Core Plus Bond Class 1	2.89, 22.42, 24.73 and 24.84
Core Plus Bond Class 2	10.32
Deutsche Equity 500 Index Class B2	13.43
Deutsche Small Mid Cap Value Class B	13.86, 14.19 and 14.25
Diversified Balanced Class 2	16.30
Diversified Balanced Managed Volatility Class 2	10.68 and 12.02
Diversified Growth Class 2	18.04
Diversified Growth Managed Volatility Class 2	10.86 and 12.50
Diversified Income Class 2	13.02
Diversified International Class 1	3.87
Dreyfus IP MidCap Stock Service Shares	12.01
Equity Income Class 1	18.15, 19.30 and 19.38
Equity Income Class 2	13.21
Fidelity VIP Contrafund Service Class 2	28.85
Fidelity VIP Government Money Market Initial Class	0.98, 1.00, 9.73, 9.82, 9.84, 9.91 and 9.93
Fidelity VIP Government Money Market Service Class 2	9.78 and 9.83
Fidelity VIP Mid Cap Service Class 2	33.00
Fidelity VIP Overseas Service Class 2	10.71, 10.88 , 11.50, 11.59 and 19.62
Franklin Global Real Estate VIP Class 2	11.30 and 11.39
Franklin Rising Dividends VIP Class 4	13.43
Goldman Sachs VIT Mid Cap Value Service Shares	11.25
Goldman Sachs VIT Small Cap Equity Insights Service Shares	13.68
Government & High Quality Bond Class 1	2.72, 11.53, 12.12, 12.17, 12.54 and 12.65
Government & High Quality Bond Class 2	10.15

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

Guggenheim Floating Rate Strategies Series F	10.47, 10.61, 10.64, 10.77 and 10.86
Guggenheim Investments Long Short Equity	11.72 and 11.81
Guggenheim Investments Multi-Hedge Strategies	10.33 and 10.42
Income Class 2	10.49
International Emerging Markets Class 1	36.68, 40.47 and 40.65
Invesco Balanced-Risk Allocation Series II	11.41
Janus Henderson Flexible Bond Service Shares	10.17 and 10.25
LargeCap Growth Class 1	4.18, 34.12, 37.64 and 37.81
LargeCap Growth Class 2	13.03
LargeCap Growth I Class 1	69.46, 76.63 and 76.97
LargeCap Growth I Class 2	13.17
LargeCap S&P 500 Index Class 1	19.16, 21.13, 21.23, 22.92 and 23.06
LargeCap S&P 500 Index Class 2	12.73
LargeCap Value Class 1	6.17,43.22, 47.68, 47.89 and 64.98
LargeCap Value Class 2	11.77
MFS International Value Service Class	11.98, 12.14, 12.17, 13.19 and 13.30
MFS New Discovery Service Class	13.60, 13.92 and 13.99
MFS Utilities Service Class	10.20, 10.28 and 23.52
MidCap Class 1	12.50, 99.76, 110.05 and 110.54
Multi-Asset Income Class 2	11.49
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.58, 11.65 and 12.10
PIMCO All Asset Advisor Class	10.97
PIMCO High Yield Administrative Class	15.68
PIMCO Total Return Administrative Class	13.02
Principal Capital Appreciation Class 1	12.34 and 12.55
Principal Capital Appreciation Class 2	13.32
Principal LifeTime 2010 Class 1	15.78, 17.01 and 17.09
Principal LifeTime 2020 Class 1	17.99, 19.40 and 19.49
Principal LifeTime 2020 Class 2	11.12
Principal LifeTime 2030 Class 1	18.62, 20.08 and 20.17
Principal LifeTime 2030 Class 2	11.37
Principal LifeTime 2040 Class 1	19.73, 21.28 and 21.38
Principal LifeTime 2040 Class 2	11.54
Principal LifeTime 2050 Class 1	20.12, 21.70 and 21.80
Principal LifeTime 2050 Class 2	11.67
Principal LifeTime Strategic Income Class 1	14.07, 15.17 and 15.24
Real Estate Securities Class 1	54.34, 59.95 and 60.22
Real Estate Securities Class 2	13.16
Rydex Basic Materials	11.98
Rydex Commodities Strategy	5.18 and 5.22
Rydex NASDAQ 100	14.94
SAM Balanced Portfolio Class 1	15.46, 16.41,16.48 and 17.06
SAM Balanced Portfolio Class 2	11.75

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Unit Value ($)

SAM Conservative Balanced Portfolio Class 2	11.33
SAM Conservative Growth Portfolio Class 2	12.22
SAM Flexible Income Portfolio Class 2	11.01
SAM Strategic Growth Portfolio Class 2	12.35
Short-Term Income Class 2	10.10
SmallCap Class 1	23.81, 26.27, 26.39 and 34.86
SmallCap Class 2	11.77
Templeton Global Bond VIP Class 4	9.35
VanEck Global Hard Assets Class S	6.81, 6.86, 10.36, 10.86 and 10.91

Division	2017 Total Return (%)

Alps/Red Rocks Listed Private Equity Class III	23.46
American Century VP Inflation Protection Class II	1.73, 2.23, 2.24, 2.32 and 2.53
American Century VP Value Class II	7.03, 7.15 and 7.34
American Funds Insurance Series Asset Allocation Fund Class 4	14.50

American Funds Insurance Series Blue Chip Income and Growth Class 4	15.36
American Funds Insurance Series Global Small Capitalization Fund Class 4	24.26
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	13.42
American Funds Insurance Series Managed Risk Growth Fund Class P2	24.52
American Funds Insurance Series Managed Risk International Fund Class P2	27.15
American Funds Insurance Series New World Fund Class 4	27.55
BlackRock Global Allocation Class III	11.56, 12.09, 12.29 and 12.36
BlackRock iShares Alternative Strategies Class III	10.37, 10.91, 10.99 and 11.17
BlackRock iShares Dynamic Allocation Class III	12.66, 13.18, 13.26 and 13.44
BlackRock iShares Dynamic Fixed Income Class III	2.13, 2.22 and 2.42
BlackRock iShares Equity Appreciation Class III	19.28, 19.87, 20.06 and 20.24
Calvert EAFE International Index Class F	23.03
Calvert Russell 2000 Small Cap Index Class F	12.75
Calvert S&P MidCap 400 Index Class F	14.35
ClearBridge Small Cap Growth Class II	22.55
Columbia Limited Duration Credit Class 2	0.40, 0.50 and 0.60
Core Plus Bond Class 2	3.30
Delaware Limited Term Diversified Income Service Class	0.51, 0.61 and 0.81
Deutsche Alternative Asset Allocation Class B	5.84
Deutsche Equity 500 Index Class B2	19.70
Deutsche Small Mid Cap Value Class B	8.03, 8.60, 8.65, 8.70 and 8.82
Diversified Balanced Class 2	9.91

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Total Return (%)

Diversified Balanced Managed Volatility Class 2	6.59, 8.86, 9.37, 9.42, 9.46 and 9.65
Diversified Growth Class 2	12.61
Diversified Growth Managed Volatility Class 2	8.38, 11.30, 11.78, 11.81, 11.87 and 12.00
Diversified Income Class 2	7.34
Diversified International Class 2	27.30
Dreyfus IP MidCap Stock Service Shares	13.73
Equity Income Class 2	19.44
Fidelity VIP Contrafund Service Class 2	19.83, 19.91 and 20.19
Fidelity VIP Government Money Market Service Class 2	(1.01) and (0.71)
Fidelity VIP Mid Cap Service Class 2	18.83, 18.87 and 19.22
Fidelity VIP Overseas Service Class 2	27.50, 28.21, 28.24, 28.30 and 28.49
Franklin Global Real Estate VIP Class 2	8.40, 8.96, 8.97, 9.04 and 9.20
Franklin Rising Dividends VIP Class 4	19.06
Goldman Sachs VIT Mid Cap Value Service Shares	9.65
Goldman Sachs VIT Multi-Stategy Alternatives Portfolio Service Shares	4.21
Government & High Quality Bond Class 2	0.40
Guggenheim Floating Rate Strategies Series F	1.99, 2.02, 2.11 and 2.26
Guggenheim Investments Global Managed Futures Strategy	7.18, 7.26, 7.27 and 7.37
Income Class 2	3.66
International Emerging Markets Class 2	38.88
Invesco Balanced-Risk Allocation Series II	8.67
Invesco Global Health Care Series II	14.27
Invesco International Growth Series II	21.37
Janus Henderson Flexible Bond Service Shares	1.42, 1.90, 1.92, 2.02 and 2.19
LargeCap Growth Class 2	32.96
LargeCap Growth I Class 2	31.83
LargeCap S&P 500 Index Class 2	19.76
LargeCap Value Class 2	15.17
MFS International Value Service Class	24.40, 25.02, 25.03, 25.21 and 25.35
MFS New Discovery Service Class	23.97, 24.51, 24.59, 24.80 and 24.90
MFS Utilities Service Class	12.86, 12.96 and 13.22
Multi-Asset Income Class 2	10.59
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	22.80, 22.84 and 23.15
PIMCO All Asset Advisor Class	12.17
PIMCO High Yield Administrative Class	5.16, 5.18 and 5.43
PIMCO Low Duration Advisor Class	0.10
PIMCO Total Return Administrative Class	3.46, 3.50 and 3.73
Principal Capital Appreciation Class 2	19.03
Principal LifeTime 2020 Class 2	13.35
Principal LifeTime 2030 Class 2	16.62
Principal LifeTime 2040 Class 2	19.09
Principal LifeTime 2050 Class 2	20.56

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2017 Total Return (%)

Real Estate Securities Class 2	7.78
Rydex Basic Materials	20.04
Rydex NASDAQ 100	29.58
SAM Balanced Portfolio Class 2	13.53
SAM Conservative Balanced Portfolio Class 2	9.89
SAM Conservative Growth Portfolio Class 2	18.07
SAM Flexible Income Portfolio Class 2	6.89
SAM Strategic Growth Portfolio Class 2	20.49
Short-Term Income Class 2	0.70
SmallCap Class 2	11.25
Templeton Global Bond VIP Class 4	(0.11), 0.32, 0.42 and 0.64
The Merger Fund	1.43

Division	2016 Unit Value ($)

American Century VP Inflation Protection Class II	9.83 and 12.98
American Century VP Value Class II	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2	8.89 and 9.27
Balanced Class 1	3.31 and 29.48
Core Plus Bond Class 1	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B	11.16, 12.83, 13.06 and 13.11
Diversified Balanced Managed Volatility Class 2	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1	24.03, 26.38 and 26.47
Equity Income Class 1	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2	10.76 and 27.77
Fidelity VIP Overseas Service Class 2	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1	26.54, 29.14 and 29.24
LargeCap Growth Class 1	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class	9.03 and 20.84
MidCap Class 1	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.43 and 9.85
PIMCO High Yield Administrative Class	10.62 and 14.91
PIMCO Total Return Administrative Class	10.13 and 12.58
Principal Capital Appreciation Class 1	10.42 and 10.53
Principal LifeTime 2010 Class 1	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1	15.94, 17.11 and 17.16

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2016 Unit Value ($)

Principal LifeTime 2030 Class 1	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1	13.18, 14.15 and 14.20
Real Estate Securities Class 1	50.72, 55.68 and 55.87
Rydex Commodities Strategy	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S	7.04, 10.77, 11.24 and 11.28

Division	2016 Total Return (%)

American Funds Insurance Series New World Fund Class 2	3.25
BlackRock iShares Dynamic Allocation Class III	4.06
BlackRock iShares Equity Appreciation Class III	6.95
Fidelity VIP Government Money Market Initial Class	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I	(13.14) and (2.30)
LargeCap Value Class 1	0.39
MFS New Discovery Service Class	6.71
Rydex Commodities Strategy	8.27

Division	2015 Unit Value ($)

American Century VP Inflation Protection Class II	9.55 and 12.61
American Century VP Value Class II	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2	8.61 and 8.93
Balanced Class 1	3.15 and 28.26
Bond & Mortgage Securities Class 1	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2	9.63, 9.66, 10.02 and 10.47
Diversified Growth Managed Volatility Class 2	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2	9.75 and 25.16
Fidelity VIP Overseas Service Class 2	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1	24.73, 27.01 and 27.08
LargeCap Growth Class 1	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class	8.23 and 19.00

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2015 Unit Value ($)

MidCap Class 1	9.14, 74.80, 81.70 and 81.89
Money Market Class 1	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.18 and 9.59
PIMCO High Yield Administrative Class	9.58 and 13.44
PIMCO Total Return Administrative Class	10.00 and 12.43
Principal Capital Appreciation Class 1	9.73 and 9.77
Principal LifeTime 2010 Class 1	13.97, 14.92 and 14.96
Principal LifeTime 2020 Class 1	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1	16.21, 17.31 and 17.35
Principal LifeTime Strategic Income Class 1	12.82, 13.69 and 13.73
Real Estate Securities Class 1	48.84, 53.34 and 53.47
Rydex Commodities Strategy	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)

American Century VP Inflation Protection Class II	(3.310)
Diversified Balanced Managed Volatility Class 2	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2	(9.43) and (9.03)
LargeCap Value Class 1	(1.570)
MFS VIT New Discovery Service Class	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid Cap Growth Portfolio Class	(8.93) and (4.39)
Principal Capital Appreciation Class 1	(1.72) and (1.31)

Division	2014 Unit Value ($)

American Century VP Inflation Protection Class II	9.93 and 13.11
American Century VP Value Class II	10.14 and 21.26
Balanced Class 1	3.16 and 28.15
Bond & Mortgage Securities Class 1	2.71, 21.86, 23.76 and 23.79
Diversified Balanced Managed Volatility Class 2	10.62
Diversified Growth Managed Volatility Class 2	10.68
Diversified International Class 1	3.06, 24.96, 27.13 and 27.16
DWS Small Mid Cap Value Class B	10.08, 11.70, 11.80 and 11.81
Equity Income Class 1	14.27, 14.95 and 14.97
Fidelity VIP Contrafund Service Class 2	10.16 and 22.88
Fidelity VIP Mid Cap Service Class 2	10.05 and 25.94
Fidelity VIP Overseas Service Class 2	16.08
Government & High Quality Bond Class 1	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

Division	2014 Unit Value ($)

International Emerging Markets Class 1	29.24, 31.78 and 31.82
LargeCap Growth Class 1	3.17, 26.88, 29.22 and 29.26
LargeCap Growth I Class 1	50.39, 54.76 and 54.84
LargeCap S&P 500 Index Class 1	14.79, 16.07, 16.10, 17.15 and 17.30
LargeCap Value Class 1	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16
MFS VIT Utilities Service Class	22.60
MidCap Class 1	9.05, 75.00, 81.51 and 81.62
Money Market Class 1	12.35, 13.42 and 13.44
PIMCO High Yield Administrative Class	13.86
PIMCO Total Return Administrative Class	12.55
Principal LifeTime 2010 Class 1	14.41, 15.31 and 15.33
Principal LifeTime 2020 Class 1	15.84, 16.82 and 16.85
Principal LifeTime 2030 Class 1	15.91, 16.91 and 16.93
Principal LifeTime 2040 Class 1	16.55, 17.59 and 17.61
Principal LifeTime 2050 Class 1	16.63, 17.67 and 17.70
Principal LifeTime Strategic Income Class 1	13.20, 14.02 and 14.04
Real Estate Securities Class 1	47.76, 51.91 and 51.98
SAM Balanced Portfolio Class 1	13.41, 14.02, 14.04 and 14.38
SmallCap Blend Class 1	19.05, 20.70, 20.73 and 27.02
SmallCap Growth II Class 1	16.16, 16.32, 16.68, 17.56 and 17.59
SmallCap Value I Class 1	34.27, 37.24 and 37.30
Van Eck Global Hard Assets Service Class	11.75, 12.14 and 12.16

Division	2014 Total Return (%)

American Century VP Inflation Protection Class II	(1.10) and 1.86
American Century VP Value Class II	11.48
Diversified Balanced Managed Volatility Class 2	5.46
Diversified Growth Managed Volatility Class 2	5.53
DWS Small Mid Cap Value Class B	3.08 and 3.69
Fidelity VIP Contrafund Service Class 2	10.11
Fidelity VIP Mid Cap Service Class 2	4.60
LargeCap Value Class 1	10.70
MFS VIT Utilities Service Class	10.89
Money Market Class 1	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class	1.91
PIMCO Total Return Administrative Class	2.78
SAM Strategic Growth Portfolio Class 1	6.57
Van Eck Global Hard Assets Service Class	(13.720)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

Years ended December 31, 2018 and 2017

7. Subsequent Events

Separate Account B performed an evaluation of subsequent events through April 29, 2019, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholders
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2018 and 2017, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2018 and 2017, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 15, 2019

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2018	December 31, 2017
	(in millions)
Assets
Fixed maturities, available-for-sale (2018 and 2017 include $94.5 million and $268.0 million related to
consolidated variable interest entities)	$56,275.3	$55,429.4
Fixed maturities, trading	165.5	49.1
Equity securities	84.8	100.1
Mortgage loans	14,662.2	13,452.1
Real estate (2018 and 2017 include $364.0 million and $370.3 million related to consolidated variable
interest entities)	1,726.3	1,732.6
Policy loans	755.9	765.7
Other investments (2018 and 2017 include $44.1 million and $49.0 million related to consolidated variable
interest entities and $23.6 million and $61.0 million measured at fair value under the fair value option)	1,752.5	1,270.2
Total investments	75,422.5	72,799.2
Cash and cash equivalents	1,806.3	923.4
Accrued investment income	615.5	591.0
Premiums due and other receivables	1,618.2	1,708.1
Deferred acquisition costs	3,680.4	3,331.7
Property and equipment	692.9	688.1
Goodwill	75.1	75.1
Other intangibles	22.2	24.8
Separate account assets	107,343.0	117,300.8
Other assets	1,135.9	1,193.8
Total assets	$192,412.0	$198,636.0

Liabilities
Contractholder funds	$36,861.7	$35,330.2
Future policy benefits and claims	30,565.5	27,681.9
Other policyholder funds	727.2	796.0
Long-term debt (2018 and 2017 include $58.4 million and $2.8 million related to consolidated variable
interest entities)	129.1	50.5
Income taxes currently payable	—	10.5
Deferred income taxes	1,029.4	1,258.0
Separate account liabilities	107,343.0	117,300.8
Other liabilities (2018 and 2017 include $101.3 million and $269.3 million related to consolidated variable
interest entities)	6,904.9	6,237.7
Total liabilities	183,560.8	188,665.6

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.6	6,346.0
Retained earnings	2,441.2	2,238.1
Accumulated other comprehensive income	55.5	1,359.8
Total stockholder's equity attributable to Principal Life Insurance Company	8,830.8	9,946.4
Noncontrolling interest	20.4	24.0
Total stockholder's equity	8,851.2	9,970.4
Total liabilities and stockholder's equity	$192,412.0	$198,636.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$6,092.4	$5,999.4	$5,024.5
Fees and other revenues	2,222.2	2,182.1	2,000.5
Net investment income	3,022.9	2,833.7	2,666.1
Net realized capital gains, excluding impairment losses on available-for-sale
securities	121.8	451.7	194.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	(29.10)	(79.70)	(96.80)
Net realized capital gains	92.7	372.0	97.9
Total revenues	11,430.2	11,387.2	9,789.0
Expenses
Benefits, claims and settlement expenses	7,542.0	7,317.9	6,339.5
Dividends to policyholders	123.6	124.6	156.6
Operating expenses	2,363.5	2,226.7	2,099.3
Total expenses	10,029.1	9,669.2	8,595.4
Income from continuing operations before income taxes	1,401.1	1,718.0	1,193.6
Income taxes (benefits)	146.8	(518.40)	211.9
Income from continuing operations, net of related income taxes	1,254.3	2,236.4	981.7
Income from discontinued operations, net of related income taxes	—	37.0	131.6
Net income	1,254.3	2,273.4	1,113.3
Net income attributable to noncontrolling interest	3.3	2.4	26.6
Net income attributable to Principal Life Insurance Company	$1,251.0	$2,271.0	$1,086.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Net income	$1,254.3	$2,273.4	$1,113.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(1,513.30)	619.9	103.8
Noncredit component of impairment losses on fixed maturities, available-for-sale	26.5	27.4	0.3
Net unrealized gains (losses) on derivative instruments	8.0	(49.10)	10.2
Net unrecognized postretirement benefit obligation	(67.60)	13.3	2.9
Other comprehensive income (loss)	(1,546.40)	611.5	117.2
Comprehensive income (loss)	(292.10)	2,884.9	1,230.5
Comprehensive income attributable to noncontrolling interest	3.3	2.4	26.6
Comprehensive income (loss) attributable to Principal Life Insurance Company	$(295.40)	$2,882.5	$1,203.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2016	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2
Capital distributions to parent	—	(20.00)	—	—	—	(20.00)
Stock-based compensation and
additional related tax benefits	—	59.7	(4.40)	—	0.4	55.7
Net true-up of assets transferred to affiliate due to
prior year change in benefit plan sponsorship	—	(68.50)	—	(10.10)	—	(78.60)
Dividends to parent	—	—	(1,175.00)	—	—	(1,175.00)
Distributions to noncontrolling interest	—	—	—	—	(33.00)	(33.00)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	2.5	5,305.6	2,139.9	748.4	42.9	8,239.3
Capital distributions to parent	—	(27.50)	—	—	—	(27.50)
Stock-based compensation	—	41.9	(3.00)	—	0.1	39.0
Net true-up of tax asset transferred to affiliate due
to prior year change in benefit plan sponsorship	—	(3.00)	—	—	—	(3.00)
Dividends to parent	—	—	(1,818.40)	—	—	(1,818.40)
Distributions to noncontrolling interest	—	—	—	—	(3.10)	(3.10)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.10)	—	—	(1.30)	(6.40)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.40)	(0.10)	(23.00)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	2.5	6,346.0	2,238.1	1,359.8	24.0	9,970.4
Capital distributions to parent	—	(21.60)	—	—	—	(21.60)
Stock-based compensation	—	28.6	(2.20)	—	—	26.4
Dividends to parent	—	—	(840.00)	—	—	(840.00)
Distributions to noncontrolling interest	—	—	—	—	(8.30)	(8.30)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.40)	—	—	(1.60)	(23.00)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.10)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.00)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.40)	—	(1,546.40)
Balances as of December 31, 2018	$2.5	$6,331.6	$2,441.2	$55.5	$20.4	$8,851.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2018	2017	2016
	(in millions)
Operating activities
Net income	$1,254.3	$2,273.4	$1,113.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	(37.00)	(131.60)
Net realized capital gains	(92.70)	(372.00)	(97.90)
Depreciation and amortization expense	111.6	112.2	108.3
Amortization of deferred acquisition costs and contract costs	260.6	212.1	262.6
Additions to deferred acquisition costs and contract costs	(419.20)	(397.80)	(377.70)
Stock-based compensation	26.6	39.3	31.5
(Income) loss from equity method investments, net of dividends received	(32.50)	9.7	60.1
Changes in:
Accrued investment income	(24.50)	(27.30)	(41.90)
Net cash flows for trading securities and equity securities with operating intent	(124.80)	171.3	301.5
Premiums due and other receivables	62.2	(360.10)	100.9
Contractholder and policyholder liabilities and dividends	3,324.8	3,251.9	2,019.5
Current and deferred income taxes (benefits)	253.0	(616.40)	61.5
Real estate acquired through operating activities	(89.20)	(82.50)	(58.20)
Real estate sold through operating activities	133.5	1.2	227.6
Other assets and liabilities	244.3	(212.80)	(266.60)
Other	266.5	983.3	755.2
Net adjustments	3,900.2	2,675.1	2,954.8
Net cash provided by operating activities	5,154.5	4,948.5	4,068.1
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(12,392.80)	(12,878.80)	(13,308.70)
Sales	2,701.9	1,142.6	1,368.7
Maturities	6,008.4	8,407.5	7,562.0
Mortgage loans acquired or originated	(3,299.50)	(2,594.00)	(2,798.90)
Mortgage loans sold or repaid	2,085.6	1,724.0	1,968.1
Real estate acquired	(88.10)	(200.50)	(109.70)
Real estate sold	63.5	481.9	35.2
Net purchases of property and equipment	(48.10)	(105.70)	(117.50)
Net change in other investments	(355.30)	(127.90)	(154.30)
Net cash used in investing activities	(5,324.40)	(4,150.90)	(5,555.10)
Financing activities
Proceeds from financing element derivatives	—	0.1	0.4
Payments for financing element derivatives	(65.90)	(77.60)	(87.70)
Excess tax benefits from share-based payment arrangements	—	—	7.8
Purchase of subsidiary shares from noncontrolling interest	(23.00)	(6.40)	—
Dividends paid to parent	(840.00)	(1,818.40)	(1,040.30)
Capital contributions from (distributions to) parent	(21.60)	1,006.6	(16.30)
Issuance of long-term debt	80.2	2.8	12.0
Principal repayments of long-term debt	(1.30)	(56.50)	(54.80)
Net repayments of short-term borrowings	—	(76.50)	(32.30)
Investment contract deposits	7,896.0	9,760.5	10,462.4
Investment contract withdrawals	(6,520.10)	(9,889.90)	(8,373.30)
Net increase in banking operation deposits	553.0	136.6	129.0
Other	(4.50)	(2.50)	6.1
Net cash provided by (used in) financing activities	1,052.8	(1,021.20)	1,013.0
Net increase (decrease) in cash and cash equivalents	882.9	(223.60)	(474.00)
Cash and cash equivalents from continuing operations at beginning of period	923.4	1,147.0	1,621.0
Cash and cash equivalents from continuing operations at end of period	$1,806.3	$923.4	$1,147.0

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$—	$47.7	$219.6
Net cash used in investing activities	—	(0.60)	(22.10)
Net cash used in financing activities	—	(44.70)	(138.50)
Net cash and cash equivalents provided by discontinued operations	$—	$2.4	$59.0

Supplemental information:
Cash paid for interest	$3.1	$3.9	$1.2
Cash paid for (received from) income taxes	$(91.20)	$91.0	$189.2

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$—	$300.0	$—
Assets received in kind for pension risk transfer transactions	$—	$—	$594.3
Assets transferred to parent due to change in benefit plan sponsorship	$—	$—	$304.1
Liabilities assumed by parent due to change in benefit plan sponsorship	$—	$—	$(225.50)
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$—	$743.2	$—
Long-term debt assumed on real estate properties received	$—	$269.0	$—
Increase in other investments due to discontinuing equity method accounting	$—	$222.4	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted.

We evaluated subsequent events through March 15, 2019, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.    The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.    Market risk benefits, which are certain market-based options or guarantees associated with deposit or account balance contracts, will be measured at fair value. The periodic change in fair value related to instrument-specific credit risk will be recognized in OCI while the remaining change in fair value will be recognized in net income.
3.    Deferred acquisition costs (“DAC”) for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.    Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances and disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2021
Our implementation and evaluation process to date includes, but is not limited to, identifying and documenting contracts and contract features in scope of the guidance; identifying the actuarial models, systems and processes to be updated; and evaluating our systems solutions for implementing the new guidance. As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements, but do not expect it to have a material impact on our consolidated financial statements. We expect the guidance will reduce complexity and costs associated with performing a Step 2 test, should one be needed in the future. However, the impact on the outcome of any such future impairment assessment will be dependent on modeling factors that are not currently determinable.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
Our implementation and evaluation process to date includes, but is not limited to, identifying financial assets within scope of the guidance and developing CECL models for the relevant assets. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
Our evaluation process includes, but is not limited to, identifying leases that are within the scope of the guidance, reviewing and documenting our accounting for these contracts, implementing system and process changes and determining disclosure impacts.

The guidance requires us to establish a lease asset and liability for our operating leases. The guidance will be applied at the beginning of the period of adoption and comparative periods will not be restated. Assets and liabilities will increase approximately $102.0 million and $97.0 million, respectively, due to the adoption of this guidance. The impact to total stockholder’s equity will not be material.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we have elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance will not have a material impact on our consolidated financial statements.

Targeted improvements to accounting for hedging activities
This authoritative guidance updates certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates include the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also includes new disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date. This guidance requires adoption through a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where today the measurement is fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. Further details are included under the caption “Adoption of Revenue Recognition Guidance” and in Note 18, Revenues from Contracts with Customers.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the balance sheet.

January 1, 2018
We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. As of December 31, 2017, we had $94.1 million of equity securities classified as available-for-sale and $6.0 million classified as trading. The consolidated statements of financial position have been updated to eliminate these classifications and present only equity securities. See Note 6, Investments, for further details.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 10, Insurance Liabilities, for further details.
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.
Simplifying the presentation of debt issuance costs
This authoritative guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 5, Variable Interest Entities, for further details.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Revenue Recognition Guidance
On January 1, 2018, we adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. The impact of the guidance to our consolidated financial statements relates to deferring certain sales compensation related to obtaining customer contracts that was not previously capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Results of reporting periods beginning January 1, 2018, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with our legacy accounting. The guidance did not have a material impact on our consolidated statements of operations. The impacts to the consolidated statements of financial position were as follows:

Consolidated Statements of Financial Position

	December 31, 2018
			Impact of adopting
			revenue recognition
	As reported	As adjusted (1)	accounting guidance
	(in millions)
Assets
Other assets (2)	$1,135.9	$1,093.4	$42.5
Liabilities
Deferred income taxes	1,029.4	1,020.5	8.9
Stockholder's equity
Total stockholder's equity	8,851.2	8,817.6	33.6

(1) Excludes the impact of adopting revenue recognition accounting guidance.
(2) Includes the contract cost asset.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the DAC and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligation and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $207.7 million and $210.6 million as of December 31, 2018 and 2017, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

which the fair value option has been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options and futures. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 7%, 8% and 8% of our life insurance in force and 26%, 29% and 33% of the number of life insurance policies in force as of December 31, 2018, 2017 and 2016, respectively. Participating business represented approximately 34%, 39% and 43% of life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD, Critical Illness and Accident: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2018.

Liability for Unpaid Claims

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 10, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life, dental, vision and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2018 and 2017, we had $450.4 million and $427.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2018 and 2017, $435.6 million, or 97%, and $417.4 million, or 98%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2018 and 2017, the total amount recoverable from reinsurers was $920.8 million and $864.3 million, respectively, and is recognized in premiums due and other receivables.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Premiums and other considerations:
Direct	$6,284.8	$6,202.7	$5,254.2
Assumed	327.1	279.8	226.0
Ceded	(519.50)	(483.10)	(455.70)
Net premiums and other considerations	$6,092.4	$5,999.4	$5,024.5

Benefits, claims and settlement expenses:
Direct	$7,528.2	$7,296.3	$6,298.8
Assumed	509.8	441.1	356.9
Ceded	(496.00)	(419.50)	(316.20)
Net benefits, claims and settlement expenses	$7,542.0	$7,317.9	$6,339.5

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2018 and 2017, the separate accounts included a separate account valued at $94.9 million and $170.5 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill is not amortized. Rather, it is tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, intercompany eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated intercompany eliminations, were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Revenues
Fees and other revenues	$155.9	$513.3
Net investment income	42.7	119.4
Net realized capital gains	1.8	1.6
Total revenues	200.4	634.3
Expenses
Operating expenses	148.5	429.5
Total expenses	148.5	429.5
Income before income taxes	51.9	204.8
Income taxes	14.9	73.2
Income from discontinued operations	37.0	131.6
Income from discontinued operations attributable to
noncontrolling interest	1.5	4.1
Income from discontinued operations attributable to parent	$35.5	$127.5

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2018, 2017 and 2016, we received $520.7 million, $431.9 million and $272.7 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFS of $173.4 million and $313.0 million as of December 31, 2018 and 2017, respectively, and earned interest of $4.9 million, $1.7 million and $0.7 million during 2018, 2017 and 2016, respectively.

Debt
We have short-term affiliated debt with our parent. See Note 11, Debt, for additional information.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $3,399.2 million and $2,975.3 million as of December 31, 2018 and 2017, respectively. In addition, we recognized premiums and other fees of $555.4 million, $498.9 million and $404.3 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement. Furthermore, we recognized expenses of $776.1 million, $700.3 million and $565.0 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement.

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $103.6 million and $65.7 million of asset management fee expense for the years ended December 31, 2018 and 2017, respectively. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $11.1 million, $9.4 million and $6.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues associated with these fees were $412.0 million, $433.8 million and $409.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $82.6 million, $84.8 million and $58.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Benefit Plans

Effective December 2016, PFG became the sponsor of the qualified defined contribution plans for both employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $32.1 million, $31.6 million and $3.8 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $2.0 million, $2.4 million, $0.3 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.2 million, $48.4 million and $48.4 million of pension expense from PFG during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

4. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not have any changes during 2018 and 2017.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2018	2017
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	19.2	16.6
Net carrying value	$22.2	$24.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortization expense for intangible assets with finite useful lives was $2.6 million, $2.6 million and $1.7 million for 2018, 2017 and 2016, respectively. As of December 31, 2018, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2019	$2.6
2020	2.4
2021	2.3
2022	2.2
2023	2.0

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2018 and December 31, 2017.

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to two grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts. In 2018, the interest-only certificates from one of the grantor trusts were sold to a third party.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgage loans it purchased. This is considered a VIE due to insufficient equity to sustain itself. We determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Sponsored Investment Fund

We invest in certain series of an investment fund. These series are VIEs as the equity holders of each series lack the power to direct the most significant activities of the VIE. We determined we are the primary beneficiary of these series as our interest is more than insignificant and collectively we have the power to direct the most significant activities of the fund.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2018		December 31, 2017
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$95.0	$89.4	$268.8	$253.2
CMBS	6.4	—	9.4	—
Real estate (2)	379.2	70.6	387.1	19.5
Sponsored investment fund (3)	37.7	—	39.7	—
Total	$518.3	$160.0	$705.0	$272.7

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)	The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include long-term debt and other liabilities.

(3)	The assets of the sponsored investment fund include other investments.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
Corporate	$235.3	$222.6
Residential mortgage-backed pass-through securities	2,416.2	2,444.4
Commercial mortgage-backed securities	3,902.8	3,979.4
Collateralized debt obligations	2,416.9	2,447.0
Other debt obligations	7,139.5	7,183.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	13.8	13.8
Commercial mortgage-backed securities	13.4	13.4
Collateralized debt obligations (2)	11.8	11.8
Other debt obligations	9.7	9.7
Other investments:
Other limited partnership and fund interests	575.4	968.6

December 31, 2017
Fixed maturities, available-for-sale:
Corporate	$244.2	$224.5
Residential mortgage-backed pass-through securities	2,512.7	2,483.8
Commercial mortgage-backed securities	3,667.0	3,692.6
Collateralized debt obligations	1,359.3	1,372.1
Other debt obligations	5,634.2	5,633.1
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.7	14.7
Other investments:
Other limited partnership and fund interests	668.5	1,149.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of available-for-sale securities were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.7	$16.1	$16.6	$1,383.2	$—
Non-U.S. governments	683.5	61.2	13.9	730.8	—
States and political subdivisions	6,065.7	194.6	94.6	6,165.7	—
Corporate	32,037.2	873.0	821.8	32,088.4	—
Residential mortgage-backed pass-through securities	2,444.4	21.4	49.6	2,416.2	—
Commercial mortgage-backed securities	3,979.4	17.0	93.6	3,902.8	16.3
Collateralized debt obligations (2)	2,447.0	—	30.1	2,416.9	1.2
Other debt obligations	7,214.8	39.2	82.7	7,171.3	36.2
Total fixed maturities, available-for-sale	$56,255.7	$1,222.5	$1,202.9	$56,275.3	$53.7

December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,281.0	$44.3	$7.6	$1,317.7	$—
Non-U.S. governments	492.1	37.3	1.1	528.3	—
States and political subdivisions	6,404.4	369.2	15.9	6,757.7	—
Corporate	31,555.2	2,113.9	79.9	33,589.2	0.6
Residential mortgage-backed pass-through securities	2,483.8	50.2	21.3	2,512.7	—
Commercial mortgage-backed securities	3,692.6	32.3	57.9	3,667.0	50.6
Collateralized debt obligations (2)	1,372.1	2.7	15.5	1,359.3	0.3
Other debt obligations	5,696.1	41.9	40.5	5,697.5	41.9
Total fixed maturities, available-for-sale	$52,977.3	$2,691.8	$239.7	$55,429.4	$93.4
Total equity securities, available-for-sale	$93.2	$6.3	$5.4	$94.1

(1)
Excludes $64.2 million and $103.0 million as of December 31, 2018 and December 31, 2017, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2018, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,526.2	$2,527.6
Due after one year through five years	10,219.1	10,234.9
Due after five years through ten years	9,990.4	9,826.4
Due after ten years	17,434.4	17,779.2
Subtotal	40,170.1	40,368.1
Mortgage-backed and other asset-backed securities	16,085.6	15,907.2
Total	$56,255.7	$56,275.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$2,249.8	$2,143.2	$2,048.6
Fixed maturities, trading	6.5	4.3	11.1
Equity securities, available-for-sale	—	5.4	5.4
Equity securities, trading	—	—	11.5
Equity securities	4.6	—	—
Mortgage loans	587.8	563.5	530.2
Real estate	158.4	129.1	127.7
Policy loans	39.9	40.5	41.3
Cash and cash equivalents	33.5	12.0	5.5
Derivatives (1)	0.1	(3.20)	(36.10)
Other	83.6	96.6	113.4
Total	3,164.2	2,991.4	2,858.6
Investment expenses	(141.30)	(157.70)	(192.50)
Net investment income	$3,022.9	$2,833.7	$2,666.1

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 7, Derivative Financial Instruments, for further details.

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$6.8	$10.3	$56.6
Gross losses	(68.80)	(22.70)	(22.40)
Net impairment losses	(29.10)	(79.60)	(95.10)
Hedging, net	(39.60)	(28.50)	(37.90)
Fixed maturities, trading (1)	(7.70)	1.4	(4.60)
Equity securities, available-for-sale:
Net impairment losses	—	(0.10)	(1.70)
Equity securities, trading (2)	—	(1.30)	(5.30)
Equity securities (3)	0.8	—	—
Mortgage loans	6.4	9.2	4.4
Derivatives	79.2	(195.80)	198.8
Other (4)	144.7	679.1	5.1
Net realized capital gains	$92.7	$372.0	$97.9

(1)
Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(7.6) million, $2.7 million and $(3.4) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)	Unrealized gains (losses) on equity securities, trading still held at the reporting date were $(1.2) million and $0.4 million for the years ended December 31, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $(12.5) million for the year ended December 31, 2018.

(4)	Other gains in 2018 primarily include a gain from the sale of an equity method investment. See Real Estate Transactions, for further details relating to other gains in 2017.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $2,658.1 million, $1,149.8 million and $1,370.0 million in 2018, 2017 and 2016, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. Prior to 2018, we also used this process to assess equity securities for impairment. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”). Prior to 2018, impairment losses on equity securities were recognized in net income and were measured as the difference between amortized cost and fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$10.6	$(29.90)	$(92.00)
Equity securities, available-for-sale	—	(0.10)	(1.70)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	$(29.10)	$(79.70)	$(96.80)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning balance	$(124.30)	$(134.70)	$(128.00)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(11.30)	(15.00)	(41.90)
Credit losses for which an other-than-temporary impairment was
previously recognized	(20.00)	(42.50)	(31.70)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	29.5	57.9	60.5
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	8.6	10.0	6.4
Ending balance	$(117.50)	$(124.30)	$(134.70)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Gross Unrealized Losses for Available-for-Sale Securities

For available-for-sale securities with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$96.1	$1.4	$486.7	$15.2	$582.8	$16.6
Non-U.S. governments	191.3	4.4	164.7	9.5	356.0	13.9
States and political subdivisions	1,344.6	33.4	1,587.4	61.2	2,932.0	94.6
Corporate	12,931.1	461.4	6,610.9	360.4	19,542.0	821.8
Residential mortgage-backed pass-
through securities	210.1	0.8	1,410.3	48.8	1,620.4	49.6
Commercial mortgage-backed
securities	779.4	11.4	2,203.9	82.2	2,983.3	93.6
Collateralized debt obligations (1)	2,229.4	23.6	162.6	6.5	2,392.0	30.1
Other debt obligations	982.0	4.9	3,661.4	77.8	4,643.4	82.7
Total fixed maturities, available-for-sale	$18,764.0	$541.3	$16,287.9	$661.6	$35,051.9	$1,202.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 95% were investment grade (rated AAA through BBB-) with an average price of 97 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2018, primarily due to widening of credit spreads and an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 2,076 securities reflecting an average price of 97 as of December 31, 2018. Of this portfolio, 92% was investment grade (rated AAA through BBB-) as of December 31, 2018, with associated unrealized losses of $473.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 2,335 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2018. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of A-. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$279.4	$2.1	$180.9	$5.5	$460.3	$7.6
Non-U.S. governments	65.2	0.8	12.6	0.3	77.8	1.1
States and political subdivisions	717.1	5.0	437.7	10.9	1,154.8	15.9
Corporate	3,487.5	27.5	1,527.0	52.4	5,014.5	79.9
Residential mortgage-backed pass-
through securities	354.4	2.0	734.5	19.3	1,088.9	21.3
Commercial mortgage-backed
securities	1,332.4	19.9	811.2	38.0	2,143.6	57.9
Collateralized debt obligations (1)	460.9	2.1	38.3	13.4	499.2	15.5
Other debt obligations	2,664.0	16.0	956.4	24.5	3,620.4	40.5
Total fixed maturities, available-for-sale	$9,360.9	$75.4	$4,698.6	$164.3	$14,059.5	$239.7
Total equity securities, available-for-sale	$—	$—	$40.4	$5.4	$40.4	$5.4

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,209 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2017, with associated unrealized losses of $71.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 775 securities reflecting an average price of 97 and an average credit rating of AA- as of December 31, 2017. Corporate securities with unrealized losses had an average price of 97 and an average credit rating of BBB+. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$37.8	$2,524.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(53.70)	(93.40)
Net unrealized gains on equity securities, available-for-sale	—	0.9
Net unrealized gains on derivative instruments	123.3	123.7
Adjustments for assumed changes in amortization patterns	30.3	(150.60)
Adjustments for assumed changes in policyholder liabilities	(41.20)	(397.20)
Net unrealized gains (losses) on other investments and noncontrolling interest
adjustments	15.8	(21.90)
Provision for deferred income taxes	(21.90)	(658.20)
Net unrealized gains on available-for-sale securities and derivative instruments	$90.4	$1,327.7

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) first lien mortgages and (2) home equity mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans	$13,780.7	$12,755.2
Residential mortgage loans	908.3	729.1
Total amortized cost	14,689.0	13,484.3

Valuation allowance	(26.80)	(32.20)
Total carrying value	$14,662.2	$13,452.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Commercial mortgage loans:
Purchased	$24.7	$44.4	$120.5
Residential mortgage loans:
Purchased	337.5	276.5	242.9
Sold	—	89.3	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2018		December 31, 2017
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$642.2	4.7%	$593.2	4.6%
Middle Atlantic	3,937.9	28.6	3,630.7	28.5
East North Central	594.7	4.3	677.2	5.3
West North Central	206.2	1.5	175.1	1.4
South Atlantic	2,211.9	16.1	2,330.2	18.3
East South Central	423.3	3.1	376.4	3.0
West South Central	1,216.8	8.8	1,074.6	8.4
Mountain	970.8	7.0	1,041.9	8.2
Pacific	3,576.9	25.9	2,855.9	22.3
Total	$13,780.7	100.0%	$12,755.2	100.0%

Property type distribution
Office	$4,637.6	33.7%	$4,711.9	36.9%
Retail	2,310.0	16.8	2,617.3	20.5
Industrial	2,319.1	16.8	1,885.4	14.8
Apartments	4,262.5	30.9	3,309.5	25.9
Hotel	100.1	0.7	131.3	1.0
Mixed use/other	151.4	1.1	99.8	0.9
Total	$13,780.7	100.0%	$12,755.2	100.0%

Our residential mortgage loan portfolio is composed of first lien mortgages with an amortized cost of $893.2 million and $706.1 million and home equity mortgages with an amortized cost of $15.1 million and $23.0 million as of December 31, 2018 and December 31, 2017, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2018
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$12,571.4	$84.5	$12,655.9
BBB+ thru BBB-	932.1	105.7	1,037.8
BB+ thru BB-	87.0	—	87.0
Total	$13,590.5	$190.2	$13,780.7

	December 31, 2017
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$11,555.6	$129.2	$11,684.8
BBB+ thru BBB-	882.0	102.4	984.4
BB+ thru BB-	85.7	—	85.7
B+ and below	—	0.3	0.3
Total	$12,523.3	$231.9	$12,755.2
Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2018
	First liens	Home equity	Total
	(in millions)
Performing	$890.3	$10.8	$901.1
Non-performing	2.9	4.3	7.2
Total	$893.2	$15.1	$908.3

	December 31, 2017
	First liens	Home equity	Total
	(in millions)
Performing	$704.2	$16.5	$720.7
Non-performing	1.9	6.5	8.4
Total	$706.1	$23.0	$729.1

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Residential:
First liens	$2.9	$1.9
Home equity	4.3	6.5
Total	$7.2	$8.4

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2018
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$13,590.5	$13,590.5
Commercial-CTL	—	—	—	—	190.2	190.2
Residential-first liens	3.7	0.8	2.3	6.8	886.4	893.2
Residential-home equity	0.8	0.6	0.4	1.8	13.3	15.1
Total	$4.5	$1.4	$2.7	$8.6	$14,680.4	$14,689.0

	December 31, 2017
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$12,523.3	$12,523.3
Commercial-CTL	—	—	—	—	231.9	231.9
Residential-first liens	3.4	1.7	1.1	6.2	699.9	706.1
Residential-home equity	1.9	0.7	0.8	3.4	19.6	23.0
Total	$5.3	$2.4	$1.9	$9.6	$13,474.7	$13,484.3

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2018 or December 31, 2017.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2018
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.50)	(4.60)	(6.10)
Charge-offs	—	(2.40)	(2.40)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0

For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.60)	(10.50)	(12.10)
Charge-offs	—	(5.00)	(5.00)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.60)	(4.20)
Charge-offs	(1.50)	(4.80)	(6.30)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,992.1	678.3	12,670.4
Loan ending balance	$11,992.1	$697.5	$12,689.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2018
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.6	$1.6	$—
With an allowance recorded:
Residential-first liens	2.1	2.1	—
Residential-home equity	5.4	6.5	1.4
Total:
Residential	$9.1	$10.2	$1.4

	December 31, 2017
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.9	$0.8	$—
With an allowance recorded:
Residential-first liens	3.8	3.8	0.2
Residential-home equity	7.6	8.6	4.3
Total:
Residential	$12.3	$13.2	$4.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2018
With no related allowance recorded:
Residential-first liens	$1.3	$—
With an allowance recorded:
Residential-first liens	2.9	0.1
Residential-home equity	6.5	0.2
Total:
Residential	$10.7	$0.3

For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	4.2	0.2
Residential-home equity	10.3	0.2
Total:
Residential	$15.7	$0.4

For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-first liens	5.3	0.1
Residential-home equity	13.4	0.3
Total:
Residential	$21.3	$0.4

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR in 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Real Estate

Depreciation expense on invested real estate was $54.1 million, $55.9 million and $52.0 million in 2018, 2017 and 2016, respectively. Accumulated depreciation was $487.0 million and $451.3 million as of December 31, 2018 and 2017, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017.

In September 2017, we recognized a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million) as a result of these transactions. The following consolidated statement of financial position line items were most significantly impacted by the transactions, each having a net increase as of September 30, 2017, (in millions):

Real estate	$293.4
Other investments	222.4
Cash and cash equivalents	219.6
Long-term debt	49.4
Income taxes currently payable	179.1
Deferred income taxes	101.0

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2018	2017
		(in millions)
Total assets		$61,696.6	$53,906.3
Total liabilities		11,589.8	9,710.2
Total equity		$50,106.8	$44,196.1
Net investment in unconsolidated entities		$744.6	$709.5

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Total revenues	$8,968.6	$6,561.9	$5,982.3
Net income	5,491.6	3,319.6	2,220.0
Our share of net income of unconsolidated entities	57.7	83.3	91.7

In addition, other investments include $502.6 million and $0.0 million of cash surrender value of company owned life insurance as of December 31, 2018 and 2017, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Securities Posted as Collateral

As of December 31, 2018 and 2017, we posted $3,761.3 million and $2,807.4 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2018 and 2017, we posted $2,383.0 million and $2,481.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2018 and 2017, $124.2 million and $173.3 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2018
Derivative assets	$172.6	$(63.70)	$(101.60)	$7.3
December 31, 2017
Derivative assets	$247.2	$(114.30)	$(128.80)	$4.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2018
Derivative liabilities	$104.4	$(63.70)	$(34.30)	$6.4
December 31, 2017
Derivative liabilities	$267.6	$(114.30)	$(141.60)	$11.7

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $94.6 million and $372.7 million of derivative liabilities as of December 31, 2018 and December 31, 2017, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2018 and December 31, 2017.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We have used futures traded on an exchange (“exchange-traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We had investment contracts in which the return was tied to a leveraged inflation index. We economically hedged the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $88.7 million and $189.3 million in cash and securities under collateral arrangements as of December 31, 2018 and December 31, 2017, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2018 and December 31, 2017, was $108.7 million and $276.4 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $88.7 million and $189.3 million as of December 31, 2018 and December 31, 2017, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2018, we would be required to post an additional $28.9 million of collateral to our counterparties.

As of December 31, 2018 and December 31, 2017, we had received $70.1 million and $105.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$34,393.7	$23,543.4
Interest rate options	1,126.9	656.9
Interest rate futures	260.0	236.5
Swaptions	—	14.0
Foreign exchange contracts:
Currency swaps	697.7	687.8
Equity contracts:
Equity options	1,522.5	3,649.5
Equity futures	491.7	357.8
Credit contracts:
Credit default swaps	420.0	668.5
Other contracts:
Embedded derivatives	8,793.9	8,758.8
Total notional amounts at end of period	$47,706.4	$38,573.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$95.4	$163.4
Interest rate options	16.3	19.8
Foreign exchange contracts:
Currency swaps	54.4	48.2
Equity contracts:
Equity options	7.7	18.2
Credit contracts:
Credit default swaps	2.4	5.0
Total gross credit exposure	176.2	254.6
Less: collateral received	104.6	132.9
Net credit exposure	$71.6	$121.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$16.1	$22.9
Foreign exchange contracts	37.6	39.6	13.5	36.3
Total derivatives designated as hedging
instruments	$37.6	$39.6	$29.6	$59.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$108.0	$175.2	$22.6	$33.6
Foreign exchange contracts	17.0	9.4	20.2	19.2
Equity contracts	7.7	18.2	27.6	154.1
Credit contracts	2.3	4.8	4.4	1.5
Other contracts	—	—	94.6	372.7
Total derivatives not designated as hedging
instruments	135.0	207.6	169.4	581.1

Total derivative instruments	$172.6	$247.2	$199.0	$640.3
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $5.3 million and $119.6 million as of December 31, 2018 and December 31, 2017, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2018 and December 31, 2017, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2018
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.1	$10.0	0.7
A	15.0	0.1	15.0	1.0
BBB	190.0	0.4	190.0	1.7
BB	10.0	—	10.0	0.5
CCC	15.0	(3.60)	15.0	0.9
Government/municipalities
AA	20.0	0.2	20.0	1.0
Sovereign
A	10.0	0.1	10.0	0.7
BBB	55.0	0.4	55.0	1.3
Total credit default swap protection sold	$325.0	$(2.30)	$325.0	1.4

	December 31, 2017
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.3	$30.0	1.2
AA	30.0	0.1	30.0	0.5
A	105.0	0.5	105.0	0.6
BBB	255.0	2.5	255.0	1.3
B	20.0	(0.50)	20.0	1.8
Government/municipalities
AA	20.0	0.3	20.0	2.0
Sovereign
A	10.0	0.2	10.0	1.7
BBB	55.0	0.8	55.0	2.3
Total credit default swap protection sold	$525.0	$4.2	$525.0	1.3

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2018	2017	2016	relationships	2018	2017	2016
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$6.2	$4.7	$19.5	available-for-sale	$(6.60)	$(5.20)	$(19.20)
Interest rate contracts	—	(0.60)	(0.90)	Investment contracts	—	0.6	1.0
Total	$6.2	$4.1	$18.6	Total	$(6.60)	$(4.60)	$(18.20)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$(5.90)	$(10.30)	$(41.90)
Investment contracts (2)	—	0.9	2.6

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 1.5 years. As of December 31, 2018, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.3 million and $0.2 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during 2018 and 2017, respectively.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2018	2017	2016	(effective portion)	2018	2017	2016
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$36.7	$(51.70)	$(33.10)	income	$20.9	$21.0	$19.4
					Net realized capital
					gains (losses)	17.0	(0.60)	11.2
Interest rate					Benefits, claims and
contracts	Investment contracts	—	—	1.6	settlement expenses	(0.10)	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	20.8	(68.50)	4.0	gains	12.7	22.0	6.2
Foreign exchange					Benefits, claims and
contracts	Investment contracts	(0.10)	—	6.0	settlement expenses	—	—	—
Total		$57.4	$(120.20)	$(21.50)	Total	$50.5	$42.4	$36.8

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$6.0	$7.1	$5.8
Investment contracts (2)	(0.10)	(1.10)	(15.70)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain (loss) resulting from the ineffective portion of derivatives in cash flow hedging relationships was insignificant for the years ended December 31, 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

We expect to reclassify net gains of $25.6 million from AOCI into net income in the next 12 months, which includes net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2018	2017	2016
	(in millions)
Interest rate contracts	$(27.60)	$(26.90)	$243.3
Foreign exchange contracts	4.1	18.1	(10.70)
Equity contracts	(31.00)	(181.30)	(123.50)
Credit contracts	(1.60)	(15.90)	37.4
Other contracts	107.9	6.8	14.5
Total	$51.8	$(199.20)	$161.0

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of both December 31, 2018 and 2017, cumulative actual earnings were less than cumulative expected earnings. As of December 31, 2018 and 2017, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $36.6 million and $161.7 million, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,732.5	$3,899.7
Other policyholder funds	6.5	7.0
Policyholder dividends payable	211.3	219.6
Policyholder dividends obligation	36.6	161.7
Other liabilities	9.5	6.9
Total Closed Block liabilities	3,996.4	4,294.9

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,176.4	2,304.4
Fixed maturities, trading	2.5	2.9
Equity securities	1.0	1.3
Mortgage loans	678.5	766.3
Policy loans	510.5	537.1
Other investments	33.8	49.4
Total investments	3,402.7	3,661.4
Cash and cash equivalents	42.1	13.2
Accrued investment income	39.5	41.1
Premiums due and other receivables	10.0	14.4
Deferred tax asset	30.5	34.6
Total assets designated to the Closed Block	3,524.8	3,764.7
Excess of Closed Block liabilities over assets designated to the Closed Block	471.6	530.2
Amounts included in accumulated other comprehensive income	5.2	1.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$476.8	$532.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$244.2	$275.6	$298.0
Net investment income	160.5	169.4	181.6
Net realized capital losses	(3.40)	(5.80)	(1.00)
Total revenues	401.3	439.2	478.6

Expenses
Benefits, claims and settlement expenses	211.5	245.6	267.1
Dividends to policyholders	120.9	122.0	153.5
Operating expenses	3.3	3.5	3.6
Total expenses	335.7	371.1	424.2
Closed Block revenues, net of Closed Block expenses, before income taxes	65.6	68.1	54.4
Income taxes	11.1	46.0	17.1
Closed Block revenues, net of Closed Block expenses and income taxes	54.5	22.1	37.3
Funding adjustments	(0.50)	(4.40)	9.3
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$54.0	$17.7	$46.6

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning of year	$532.1	$549.8	$596.4
Effects of implementation of accounting changes (1)	1.3	—	—
End of year	476.8	532.1	549.8
Change in maximum future earnings	$(54.00)	$(17.70)	$(46.60)

(1)	Includes the effects of implementation of accounting changes related to equity investments and the reclassification of certain tax effects.

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Balance at beginning of year	$3,331.7	$3,184.2	$3,057.3
Costs deferred during the year	414.2	397.8	377.7
Amortized to expense during the year (1)	(252.20)	(212.10)	(262.60)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	186.7	(38.20)	11.8
Balance at end of year	$3,680.4	$3,331.7	$3,184.2

(1) Includes adjustments for revisions to estimated gross profits.

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2018	2017
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,913.9	$11,336.2
GICs	10,321.7	9,969.1
Funding agreements	7,729.5	8,106.5
Other investment contracts	907.3	931.5
Total liabilities for investment contracts	31,872.4	30,343.3
Universal life and other reserves	4,989.3	4,986.9
Total contractholder funds	$36,861.7	$35,330.2

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2018 and 2017, $3,512.2 million and $3,256.7 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2018 and 2017, $109.6 million and $111.1 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $114.4 million and $177.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $201.6 million and $201.6 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2018 and 2017, $26.2 million and $67.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2018 and 2017, $3,765.3 million and $4,291.9 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Balance at beginning of year	$2,130.5	$2,001.3	$1,872.2
Less: reinsurance recoverable	375.8	340.3	314.1
Net balance at beginning of year	1,754.7	1,661.0	1,558.1
Incurred:
Current year	1,268.8	1,196.6	1,103.5
Prior years	0.3	18.2	24.4
Total incurred	1,269.1	1,214.8	1,127.9
Payments:
Current year	815.7	767.2	701.9
Prior years	359.7	353.9	323.1
Total payments	1,175.4	1,121.1	1,025.0
Net balance at end of year	1,848.4	1,754.7	1,661.0
Plus: reinsurance recoverable	404.3	375.8	340.3
Balance at end of year	$2,252.7	$2,130.5	$2,001.3

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$54.6	$50.7	$49.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Incurred liability adjustments relating to prior years, which affected current operations during 2018, 2017 and 2016, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2018	2018
	($ in millions)
Incurral
year
2009	$218.6	$224.4	$224.2	$224.8	$217.7	$214.1	$208.5	$205.8	$205.6	$203.9	$0.7	6,555
2010		184.1	176.7	176.2	172.0	162.7	155.7	154.1	153.4	152.1	0.6	5,649
2011			203.7	192.6	185.4	184.8	178.4	172.3	169.6	167.6	0.1	6,289
2012				217.9	200.0	191.1	189.5	181.8	174.8	173.3	0.1	6,443
2013					219.3	203.3	188.4	190.7	182.3	179.5	0.1	7,047
2014						242.2	231.4	214.4	218.1	206.2	0.1	7,595
2015							231.0	227.2	217.2	215.3	5.1	7,170
2016								229.8	228.4	219.4	7.0	6,144
2017									238.4	239.7	3.1	5,991
2018										239.4	85.4	3,516
Total net incurred claims										$1,996.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Net cumulative paid claims (1)
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
	(in millions)
Incurral
year
2009	$13.4	$55.2	$82.6	$101.0	$113.8	$124.6	$133.1	$141.8	$149.8	$156.4
2010		10.4	46.5	67.1	78.4	85.9	94.2	100.9	107.2	112.1
2011			11.2	50.0	72.5	85.7	95.4	105.2	112.6	119.3
2012				13.8	55.1	80.8	93.7	104.6	112.9	120.0
2013					12.5	55.0	81.4	97.0	106.4	116.4
2014						16.1	66.0	96.3	111.8	122.3
2015							16.9	67.0	98.0	114.6
2016								16.2	70.6	105.6
2017									17.8	76.5
2018										20.1
Total net paid claims										1,063.3
All outstanding liabilities for unpaid claims prior to 2009 net of reinsurance										237.4
Total outstanding liabilities for unpaid claims net of reinsurance										$1,170.5

	(1) 2009-2017 unaudited.

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$595.8	$590.6	$—	2,786,877
2018		648.3	35.9	2,893,347
Total net incurred claims		$1,238.9

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$542.3	$590.5
2018		589.1
Total net paid claims		1,179.6
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$59.3

(1) 2017 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$239.8	$237.6	$0.7	5,618
2018		239.6	22.0	4,735
Total net incurred claims		$477.2

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$195.2	$236.0
2018		193.9
Total net paid claims		429.9
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		1.0
Total outstanding liabilities for unpaid claims net of reinsurance		$48.3

(1) 2017 unaudited.

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2018
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,170.5	$59.3	$48.3	$1,278.1

Reconciling items:
Reinsurance recoverable on unpaid claims	67.2	—	1.4	68.6
Impact of discounting	(217.70)	—	—	(217.70)
Liability for unpaid claims - short-duration
contracts	$1,020.0	$59.3	$49.7	1,129.0
Insurance contracts other than short-duration				1,123.7
Liability for unpaid claims				$2,252.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2018 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.4%	91.8%	81.8%
2	23.6	8.0	17.2
3	14.4
4	8.0
5	5.6
6	5.4
7	4.3
8	4.1
9	3.6
10	3.2

(1) Unaudited.

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2018	$1,020.0			$59.3			$49.7
December 31, 2017	1,003.2			53.6			47.3
Range of discount rates
December 31, 2018	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2017	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2018	$217.7			$—			$—
December 31, 2017	226.2			—			—
Interest accretion
For the year ended:
December 31, 2018	$34.5			$—			$—
December 31, 2017	35.0			—			—
December 31, 2016	36.3			—			—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2018
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2019	60.0	—
Total			$860.0	$—

			December 31, 2017
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	March 2022	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2022	189.0	—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2020	11.0	—
	Unsecured
PLIC	line of credit	December 2018	45.0	—
Total			$845.0	$—

Our revolving credit facilities are committed and available for general corporate purposes. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2018 and 2017. The weighted‑average interest rate on short-term borrowings as of December 31, 2018 and 2017, was 0.0% and 0.9%, respectively.

Interest paid on intercompany debt was $0.0 million, $0.6 million and $0.6 million during 2018, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2018
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$127.9	$1.2	$129.1
Total long-term debt	$127.9	$1.2	$129.1

	December 31, 2017
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$49.0	$1.5	$50.5
Total long-term debt	$49.0	$1.5	$50.5

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2018, ranged from $3.8 million to $58.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2017, ranged from $2.8 million to $16.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $307.3 million and $179.6 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2019	$25.9
2020	59.8
2021	—
2022	—
2023	—
Thereafter	43.4
Total future maturities of long-term debt	$129.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

12. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Current income taxes (benefits):
U.S. federal	$(29.70)	$(36.80)	$63.1
State	2.0	45.7	9.3
Foreign	(0.10)	0.1	—
Tax benefit of operating loss carryforward	(0.20)	(0.10)	—
Total current income taxes (benefits)	(28.00)	8.9	72.4
Deferred income taxes (benefits):
U.S. federal	174.8	(551.30)	139.7
State	—	24.0	(0.20)
Total deferred income taxes (benefits)	174.8	(527.30)	139.5
Income taxes (benefits)	$146.8	$(518.40)	$211.9

Our income before income taxes was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Domestic	$1,398.7	$1,717.7	$1,193.3
Foreign	2.4	0.3	0.3
Total income before income taxes	$1,401.1	$1,718.0	$1,193.6

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2018	2017	2016
U.S. corporate income tax rate	21%	35%	35%
Dividends received deduction	(5)	(10)	(14)
Tax credits	(3)	(3)	(3)
Impact of the Tax Cuts and Jobs Act	(2)	(54)	—
Interest exclusion from taxable income	(1)	(1)	(2)
Low income housing credit amortization	1	—	—
State income taxes	—	3	—
Other	(1)	—	2
Effective income tax rate	10%	(30)%	18%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The U.S. tax reform enacted on December 22, 2017, made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The U.S. statutory tax rate was reduced from 35% to 21% effective January 1, 2018. Other provisions of U.S. tax reform effective January 1, 2018, included, but were not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (“AMT”); and, 5) changing how existing AMT credits are realized.

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Balance at beginning of period	$188.5	$202.6
Additions based on tax positions related to the current year	—	7.2
Additions for tax positions of prior years	43.1	19.3
Reductions for tax positions related to the current year	(10.60)	(3.40)
Reductions for tax positions of prior years	(23.20)	(0.50)
Settlements	(160.60)	(36.70)
Balance at end of period (1)	$37.2	$188.5

(1) There would be no impact to the effective income tax rate if the 2018 benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2018 and 2017, we had recognized $1.3 million and $125.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. An IRS 30-day letter on examination of tax years 2009 through 2012, and the start of IRS examination of tax years 2015 through 2017 are expected in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax balances as of December 31, 2017, were remeasured as a result of the U.S. tax reform reducing the U.S. statutory tax rate from 35% to 21% effective January 1, 2018. This was because the new rate was applicable to the reversal of cumulative temporary differences thereafter. Our significant components of net deferred income taxes were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax assets:
Insurance liabilities	$—	$9.8
Investments, including derivatives	122.6	159.1
Net unrealized losses on available-for-sale securities	1.5	—
Net operating and capital loss carryforwards	13.7	0.4
Tax credit carryforwards	163.2	235.7
Employee benefits	10.7	—
Intangible assets	—	0.1
Other deferred income tax assets	—	33.6
Total deferred income tax assets	311.7	438.7
Deferred income tax liabilities:
Deferred acquisition costs	(615.90)	(551.70)
Investments, including derivatives	(238.30)	(267.00)
Net unrealized gains on available-for-sale securities	—	(499.40)
Real estate	(144.50)	(146.00)
Insurance liabilities	(87.90)
Intangible assets	(7.60)	—
Gain on sale of discontinued operations (1)	(209.20)	(213.80)
Employee benefits	—	(5.20)
Other deferred income tax liabilities	(37.70)	(13.60)
Total deferred income tax liabilities	(1,341.10)	(1,696.70)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(999.10)	$(1,225.40)
State	(30.30)	(32.60)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2018 and 2017, we had tax credit carryforwards for U.S. federal income tax purposes of $163.2 million and $235.7 million, respectively. Alternative minimum, general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and will be fully recovered by 2021, and the other tax credits will expire by 2023 if unused. As of December 31, 2018, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

As of December 31, 2018 and 2017, domestic state net operating loss carryforwards were $4.7 million and $6.7 million, respectively, and will expire between 2026 and 2036. As of December 31, 2018, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation on deferred taxes are recognized in the period of enactment. The primary impact of U.S. tax reform on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118. The provisional amounts apply in regard to potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change. The provisional amount was finalized within the one-year measurement period with no material adjustments.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2018, as a result of the settlement of earlier years with the Department of Justice, are pending. As of December 31, 2018 and 2017, we had $195.7 million and $231.9 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2019 for 2009 through 2012, has expired for 2013 and 2014, and remains open for years thereafter. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the resolved issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG sponsors defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(“ERISA”), and, generally, not greater than the maximum amount that can be deducted for U.S. federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. We reflect pension expense through our expense allocation agreement with PFG.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31,
	2018	2017
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(91.80)	$(92.60)
Service cost	(0.10)	(0.10)
Interest cost	(2.90)	(3.30)
Actuarial gain (loss)	6.6	(0.50)
Participant contributions	(3.80)	(3.50)
Benefits paid	8.2	8.2
Benefit obligation at end of year	$(83.80)	$(91.80)

Change in plan assets
Fair value of plan assets at beginning of year	$668.3	$601.4
Actual return on plan assets	(46.00)	70.9
Employer contribution	0.8	0.7
Participant contributions	3.8	3.5
Benefits paid	(8.20)	(8.20)
Fair value of plan assets at end of year	$618.7	$668.3

Amount recognized in statement of financial position
Other assets	$536.8	$578.3
Other liabilities	(1.90)	(1.80)
Total	$534.9	$576.5

Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	$44.3	$(28.50)
Prior service benefit	—	(12.80)
Pre-tax accumulated other comprehensive (income) loss	$44.3	$(41.30)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2018, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and a gain from actual and projected medical claims cost being lower than expected. For the year ended December 31, 2017, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate offset by actual and projected medical claims costs being lower than previously expected.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2018	2017
	(in millions)
Accumulated postretirement benefit obligation	$2.1	$2.2
Fair value of plan assets	0.2	0.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Service cost	$0.1	$0.1	$2.1
Interest cost	2.9	3.3	5.3
Expected return on plan assets	(32.20)	(26.20)	(31.50)
Amortization of prior service benefit	(12.80)	(33.40)	(22.90)
Recognized net actuarial (gain) loss	(1.20)	0.1	0.2
Net periodic benefit income	$(43.20)	$(56.10)	$(46.80)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$71.6	$(44.20)
Amortization of gain (loss)	1.2	(0.10)
Amortization of prior service benefit	12.8	33.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	$85.6	$(10.90)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$42.4	$(67.00)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2019 fiscal year are $0.1 million and $(1.2) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2018	2017
Discount rate	3.95%	3.35%
Rate of compensation increase	N/A	2.39%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2018	2017	2016
Discount rate (1)	3.35%	3.75%	3.35%
Expected long-term return on plan assets	4.85%	4.40%	5.25%
Rate of compensation increase	2.39%	2.44%	4.82%

(1)
The funded statuses of the OPEB plans for which subsidies were eliminated in 2016 were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.85% expected long-term return on plan assets for 2018 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life, agent medical/life, long-term care and post-65 medical plans were 4.90%, 4.60% and 3.75% , respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2018	2017
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	N/A	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2026	2024
Year that the rate reaches the ultimate trend rate (65 and older)	N/A	2024

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.1	$(0.10)
Effect on accumulated postretirement benefit obligation	(1.20)	1.2

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2018
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	194.2	156.7	37.5	—
U.S. equity portfolios (2)	130.5	95.7	34.8	—
International equity portfolios (3)	57.6	43.8	13.8	—
Alternative mutual fund portfolios (4)	229.8	229.8	—	—
Real estate mutual fund (5)	6.3	6.3	—	—
Total	$618.7	$532.6	$86.1	$—

	December 31, 2017
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	200.1	168.0	32.1	—
U.S. equity portfolios (2)	153.3	102.4	50.9	—
International equity portfolios (3)	63.1	53.0	10.1	—
Alternative mutual fund portfolios (4)	244.8	244.8	—	—
Real estate mutual fund (5)	6.7	6.7	—	—
Total	$668.3	$575.2	$93.1	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2018 and 2017, $86.1 million and $93.2 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

The reconciliation for a general account investment that was previously included in plan assets and measured at fair value using significant unobservable inputs (Level 3) is as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.70)	$(33.60)	$1.8	$—	$—	$—

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2019	$11.9
2020	11.1
2021	10.3
2022	9.7
2023	8.8
2024-2028	34.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2018.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,500 of their compensation to the plans in 2018. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million in 2016 to the qualified defined contribution plans.

 Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million in 2016, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans. In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

14. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

As of December 31, 2018, we had no litigation or regulatory contingencies for which we believe disclosure is appropriate.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2018, was approximately $227.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2018 and 2017, the liability balance for guaranty fund assessments, which is not discounted, was $22.2 million and $23.3 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2018 and 2017, $10.4 million and $11.3 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2018, 2017 and 2016, was $17.1 million, $23.0 million and $27.2 million, respectively.

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2019	$28.1
2020	23.5
2021	18.7
2022	13.0
2023	7.4
2024 and thereafter	21.4
Total operating lease obligations	112.1
Less: Future sublease rental income on noncancelable leases	5.1
Total future minimum lease payments	$107.0

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2018 and 2017, these leases had a gross asset balance of $67.0 million and $54.3 million and accumulated depreciation of $35.1 million and $30.6 million, respectively. Depreciation expense for the years ended December 31, 2018, 2017 and 2016, was $9.9 million, $9.9 million and $11.1 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2019	$12.6
2020	11.0
2021	8.1
2022	1.8
2023	0.4
2024 and thereafter	—
Total	33.9
Less: Amounts representing interest	1.4
Net present value of minimum lease payments	$32.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.30)	$526.0	$(2,008.30)
Reclassification adjustment for losses included in net income (1)	84.4	(13.60)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.10)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.70)	277.4
Net unrealized losses on available-for-sale securities	(1,912.90)	399.6	(1,513.30)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.30)	31.4
Adjustments for assumed changes in amortization patterns	(5.30)	1.1	(4.20)
Adjustments for assumed changes in policyholder liabilities	(0.80)	0.1	(0.70)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.10)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.60)	46.8
Reclassification adjustment for gains included in net income (3)	(50.80)	7.1	(43.70)
Adjustments for assumed changes in amortization patterns	0.3	(0.10)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.00)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.60)	15.1	(56.50)
Amortization of amounts included in net periodic benefit cost (4)	(14.00)	2.9	(11.10)
Net unrecognized postretirement benefit obligation	(85.60)	18.0	(67.60)

Other comprehensive loss	$(1,959.30)	$412.9	$(1,546.40)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.00)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.80)	42.8
Adjustments for assumed changes in amortization patterns	(26.20)	9.3	(16.90)
Adjustments for assumed changes in policyholder liabilities	(168.50)	59.0	(109.50)
Net unrealized gains on available-for-sale securities	899.4	(279.50)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.40)	32.3
Adjustments for assumed changes in amortization patterns	(6.40)	2.3	(4.10)
Adjustments for assumed changes in policyholder liabilities	(1.30)	0.5	(0.80)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.60)	27.4

Net unrealized losses on derivative instruments during the period	(46.70)	16.0	(30.70)
Reclassification adjustment for gains included in net income (3)	(42.40)	15.1	(27.30)
Adjustments for assumed changes in amortization patterns	3.9	(1.30)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.30)	6.3
Net unrealized losses on derivative instruments	(75.60)	26.5	(49.10)

Unrecognized postretirement benefit obligation during the period	44.2	(9.20)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.30)	11.6	(21.70)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.20)	$611.5

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.40)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.30)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.00)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.50)	14.1	(26.40)
Net unrealized gains on available-for-sale securities	159.4	(55.60)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.10)	2.0
Adjustments for assumed changes in amortization patterns	(3.40)	1.2	(2.20)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.30)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.20)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.50)	25.1
Reclassification adjustment for gains included in net income (3)	(36.80)	9.1	(27.70)
Adjustments for assumed changes in amortization patterns	2.9	(1.00)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.00)	10.9
Net unrealized gains on derivative instruments	15.6	(5.40)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.50)	17.6
Amortization of amounts included in net periodic benefit cost (4)	(22.70)	8.0	(14.70)
Net unrecognized postretirement benefit obligation	4.4	(1.50)	2.9

Other comprehensive income	$179.9	$(62.70)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2016	$609.8	$(86.10)	$91.5	$(0.90)	$27.0	$641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.70)	—	(14.70)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.10)	(10.10)
Balances as of December 31, 2016	713.6	(85.80)	101.7	(0.90)	19.8	748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.80)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.30)	—	(21.70)	21.2
Other comprehensive income	619.9	27.4	(49.10)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.10)	—	(0.10)
Balances as of December 31, 2017	1,333.5	(58.40)	52.6	(1.00)	33.1	1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.10)	—	51.7	—	(56.50)	(1,588.90)
Amounts reclassified from AOCI	70.8	26.5	(43.70)	—	(11.10)	42.5
Other comprehensive loss	(1,513.30)	26.5	8.0	—	(67.60)	(1,546.40)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.20)	7.7	1.0	(0.40)	242.0
Balances as of December 31, 2018	$69.2	$(47.10)	$68.3	$—	$(34.90)	$55.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2018 statutory results, our dividend limitation is approximately $1,085.7 million in ordinary stockholder dividends in 2019 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2018, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have interest rate options and have had a limited number of complex inflation-linked interest rate swaps and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value include investment funds reported at fair value, commercial mortgage loans of consolidated VIEs for which the fair value option was elected, equity method real estate investments for which the fair value option was elected and certain redeemable preferred stock. In addition, in 2017 we had other investment funds for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs are valued using the more observable fair value of the liabilities of the consolidated collateralized financing entities (“CCFEs”) under the measurement alternative guidance and are reflected in Level 2. The liabilities are affiliated so are not reflected in our consolidated results.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable preferred stock is based on an internal model using observable inputs and is included in Level 2.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Certain obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The synthetic entity that had these obligations matured in the first quarter of 2017. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2018
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.2	$—	$993.1	$390.1	$—
Non-U.S. governments	730.8	—	—	726.2	4.6
States and political subdivisions	6,165.7	—	—	6,165.7	—
Corporate	32,088.4	—	19.2	32,011.3	57.9
Residential mortgage-backed securities	2,416.2	—	—	2,416.2	—
Commercial mortgage-backed securities	3,902.8	—	—	3,893.3	9.5
Collateralized debt obligations (1)	2,416.9	—	—	2,408.6	8.3
Other debt obligations	7,171.3	—	—	7,112.8	58.5
Total fixed maturities, available-for-sale	56,275.3	—	1,012.3	55,124.2	138.8
Fixed maturities, trading	165.5	—	—	165.5	—
Equity securities	84.8	—	46.6	38.2	—
Derivative assets (2)	172.6	—	—	154.0	18.6
Other investments	109.0	75.4	—	16.4	17.2
Cash equivalents	945.8	—	—	945.8	—
Sub-total excluding separate account
assets	57,753.0	75.4	1,058.9	56,444.1	174.6

Separate account assets	107,343.0	124.6	79,303.1	19,471.3	8,444.0
Total assets	$165,096.0	$200.0	$80,362.0	$75,915.4	$8,618.6

Liabilities
Investment contracts (3)	$(5.30)	$—	$—	$—	$(5.30)
Derivative liabilities (2)	(104.40)	—	—	(89.30)	(15.10)
Other liabilities (3)	(89.30)	—	—	(89.30)	—
Total liabilities	$(199.00)	$—	$—	$(178.60)	$(20.40)

Net assets	$164,897.0	$200.0	$80,362.0	$75,736.8	$8,598.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,317.7	$—	$886.8	$430.9	$—
Non-U.S. governments	528.3	—	—	522.2	6.1
States and political subdivisions	6,757.7	—	—	6,757.7	—
Corporate	33,589.2	—	20.7	33,467.9	100.6
Residential mortgage-backed securities	2,512.7	—	—	2,512.7	—
Commercial mortgage-backed securities	3,667.0	—	—	3,656.4	10.6
Collateralized debt obligations (1)	1,359.3	—	—	1,234.3	125.0
Other debt obligations	5,697.5	—	—	5,695.2	2.3
Total fixed maturities, available-for-sale	55,429.4	—	907.5	54,277.3	244.6
Fixed maturities, trading	49.1	—	—	49.1	—
Equity securities, available-for-sale	94.1	—	47.4	44.0	2.7
Equity securities, trading	6.0	—	6.0	—	—
Derivative assets (2)	247.2	—	—	223.0	24.2
Other investments	101.6	85.8	—	9.3	6.5
Cash equivalents	374.2	—	—	374.2	—
Sub-total excluding separate account
assets	56,301.6	85.8	960.9	54,976.9	278.0

Separate account assets	117,300.8	120.4	89,824.1	19,870.0	7,486.3
Total assets	$173,602.4	$206.2	$90,785.0	$74,846.9	$7,764.3

Liabilities
Investment contracts (3)	$(119.60)	$—	$—	$—	$(119.60)
Derivative liabilities (2)	(267.50)	—	—	(262.90)	(4.60)
Other liabilities (3)	(253.20)	—	—	(253.20)	—
Total liabilities	$(640.30)	$—	$—	$(516.10)	$(124.20)

Net assets	$172,962.1	$206.2	$90,785.0	$74,330.8	$7,640.1

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $32.0 million and $46.1 million as of December 31, 2018 and December 31, 2017, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2018
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2017	(1)	income	(3)	Level 3	Level 3	2018	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$6.1	$—	$(0.10)	$(1.40)	$—	$—	$4.6	$—
Corporate	100.6	(1.00)	0.3	(22.00)	—	(20.00)	57.9	—
Commercial
mortgage-backed
securities	10.6	(3.50)	0.2	0.1	3.6	(1.50)	9.5	(1.90)
Collateralized
debt obligations	125.0	(0.90)	0.2	64.4	54.7	(235.10)	8.3	(0.90)
Other debt
obligations	2.3	—	(0.20)	147.4	—	(91.00)	58.5	—
Total fixed
maturities,
available-for-sale	244.6	(5.40)	0.4	188.5	58.3	(347.60)	138.8	(2.80)
Fixed maturities,
trading	—	—	—	3.7	—	(3.70)	—	—
Equity securities	2.7	12.9	—	(15.60)	—	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2	1.7
Separate account
assets (2)	7,486.3	889.7	—	106.8	2.3	(41.10)	8,444.0	829.8

Liabilities
Investment contracts	(119.60)	107.9	—	6.4	—	—	(5.30)	110.3

Derivatives
Net derivative assets
(liabilities)	19.6	(18.60)	—	2.5	—	—	3.5	(17.10)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2016	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.10)	$(1.40)	$—	$—	$6.1	$—
Corporate	145.6	(1.50)	4.4	(32.80)	22.2	(37.30)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.70)	11.1	(0.70)	26.3	(84.50)	10.6	(4.00)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.30)	125.0	—
Other debt
obligations	91.5	—	(0.20)	(0.80)	0.1	(88.30)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.20)	16.9	(28.40)	232.3	(311.40)	244.6	(4.00)
Fixed maturities,
trading	92.9	(0.50)	—	(92.40)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.70)	0.7	—	—	—
Other investments	36.9	3.9	—	(34.30)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.20)	3.1	(38.70)	7,486.3	696.0

Liabilities
Investment contracts	(130.80)	6.8	—	4.4	—	—	(119.60)	4.0
Other liabilities	(59.90)	(0.10)	—	60.0	—	—	—	—

Derivatives
Net derivative assets
(liabilities)	11.8	7.5	—	0.3	—	—	19.6	6.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.40)	$—	$(32.60)	$7.6	$—
Corporate	156.3	(1.40)	(1.90)	(21.40)	15.7	(1.70)	145.6	(1.40)
Commercial
mortgage-backed
securities	4.8	(8.30)	8.8	32.7	35.4	(2.30)	71.1	(8.30)
Collateralized
debt obligations	63.5	—	0.8	(30.70)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.60)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.70)	10.3	79.3	51.1	(53.20)	349.4	(9.70)
Fixed maturities,
trading	135.5	0.5	—	(43.10)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.30)	(0.10)	—	—	—	2.7	(1.40)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.90)	5.3	(0.80)	7,226.3	669.7

Liabilities
Investment contracts	(151.10)	14.6	—	5.7	—	—	(130.80)	7.8
Other liabilities	(68.10)	(9.20)	—	17.4	—	—	(59.90)	(7.50)

Derivatives
Net derivative assets
(liabilities)	(3.80)	13.8	0.5	1.3	—	—	11.8	10.9

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	2.3	(6.30)	—	(18.00)	(22.00)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.30)	64.4
Other debt obligations	152.0	—	—	(4.60)	147.4
Total fixed maturities, available-for-sale	246.0	(6.30)	—	(51.20)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.60)	—	—	(15.60)
Other investments	9.0	—	—	—	9.0
Separate account assets (4)	627.1	(519.40)	(206.50)	205.6	106.8

Liabilities
Investment contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	20.9	(1.60)	—	(52.10)	(32.80)
Commercial mortgage-backed securities	—	—	—	(0.70)	(0.70)
Collateralized debt obligations	22.9	—	—	(15.60)	7.3
Other debt obligations	—	—	—	(0.80)	(0.80)
Total fixed maturities, available-for-sale	43.8	(1.60)	—	(70.60)	(28.40)
Fixed maturities, trading	—	—	—	(92.40)	(92.40)
Equity securities, trading	—	—	—	(0.70)	(0.70)
Other investments	2.4	(36.70)	—	—	(34.30)
Separate account assets (4)	302.2	(580.60)	(284.60)	69.8	(493.20)

Liabilities
Investment contracts	—	—	—	4.4	4.4
Other liabilities	—	—	—	60.0	60.0

Derivatives
Net derivative assets (liabilities)	0.8	(0.50)	—	—	0.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	4.3	—	—	(25.70)	(21.40)
Commercial mortgage-backed securities	35.7	—	—	(3.00)	32.7
Collateralized debt obligations	—	—	—	(30.70)	(30.70)
Other debt obligations	105.0	(2.30)	—	(2.60)	100.1
Total fixed maturities, available-for-sale	145.0	(2.30)	—	(63.40)	79.3
Fixed maturities, trading	—	(18.00)	—	(25.10)	(43.10)
Other investments	0.7	(0.40)	—	—	0.3
Separate account assets (4)	453.3	(615.20)	(345.40)	89.4	(417.90)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Other liabilities	—	17.4	—	—	17.4

Derivatives
Net derivative assets (liabilities)	0.5	0.8	—	—	1.3

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$—	$—	$20.0
Commercial mortgage-backed
securities	—	—	—	3.6	—	1.5
Collateralized debt obligations	—	—	—	54.7	—	235.1
Other debt obligations	—	—	—	—	—	91.0
Total fixed maturities,
available-for-sale	—	—	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	—	—	3.7
Separate account assets	287.5	—	0.8	2.3	0.2	40.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred from Level 1 to Level 2 during 2018, primarily included cash equivalents as a result of additional analysis to clarify the source of the price. Separate account assets transferred between Level 1 and Level 2 during 2017 and 2016, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Assets transferred into Level 3 during 2018, 2017 and 2016, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2018, 2017 and 2016, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2018
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$4.6	Discounted cash flow	Discount rate (1)	3.2%	3.2%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	25.4	Discounted cash flow	Discount rate (1)	3.3%-4.5%	3.9%
			Illiquidity premium	0bps-60bps	36bps
Other debt obligations	1.7	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	8,440.8	Discounted cash flow - mortgage loans	Discount rate (1)	3.3%-4.7%	4.2%
			Illiquidity premium	0bps-60bps	56bps
			Credit spread rate	85bps-172bps	168bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.5%	6.7%
			Terminal capitalization rate	4.3%-9.3%	5.8%
			Average market rent growth rate	2.0%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	11.0%-69.3%	45.9%
			Market interest rate	3.9%-6.0%	4.3%

Liabilities
Investment contracts (5)	(5.30)	Discounted cash flow	Long duration interest rate	2.8% (2)
			Long-term equity market volatility	16.7%-27.8%
			Non-performance risk	0.6%-1.6%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$6.1	Discounted cash flow	Discount rate (1)	2.7%	2.7%
			Illiquidity premium	50bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	51.0	Discounted cash flow	Discount rate (1)	1.9%-7.5%	4.6%
			Illiquidity premium	0bps-60bps	21bps
Commercial mortgage-backed securities	0.5	Discounted cash flow	Discount rate (1)	6.0%	6.0%
			Probability of default	85.0%	85.0%
			Potential loss severity	32.0%	32.0%
Other debt obligations	2.3	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	7,484.6	Discounted cash flow - mortgage loans	Discount rate (1)	2.3%-8.0%	4.8%
			Illiquidity premium	0bps-60bps	17bps
			Credit spread rate	62bps-690bps	293bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-17.2%	6.9%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	0.5%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	12.1%-71.4%	45.8%
			Market interest rate	3.1%-4.5%	3.8%

Liabilities
Investment contracts (5)	(119.60)	Discounted cash flow	Long duration interest rate	2.5% (2)
			Long-term equity market volatility	18.7%-41.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

(5)
Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk-free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2018, 2017 and 2016.

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of consolidated VIEs for which it was not practicable for us to determine the carrying value. In addition, we had certain obligations of consolidated VIEs held by a synthetic entity for which it was not practicable for us to determine the carrying value. The synthetic entity matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
In 2017, we had certain investment funds for which we did not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We did not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$6.4	$9.3
Aggregate contractual principal	6.5	9.2

Real estate ventures (1)
Fair value	17.2	6.5

Investment funds (1)
Fair value	—	45.2

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

	For the year ended December 31,
	2018	2017	2016

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.20)	$(0.40)	$(0.10)
Interest income (3)	0.7	0.9	1.2

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	—	(0.10)	(9.80)
Change in fair value pre-tax loss (2)	—	(0.10)	(9.80)
Interest expense (5)	—	0.3	1.1

Real estate ventures
Change in fair value pre-tax gain (6)	1.7	3.8	1.5

Investment funds
Change in fair value pre-tax gain (6) (7)	—	1.7	2.8
Dividend income (6)	—	1.9	0.3

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2018
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$14,662.2	$14,708.8	$—	$—	$14,708.8
Policy loans	755.9	916.3	—	—	916.3
Other investments	240.9	233.3	—	151.0	82.3
Cash and cash equivalents	860.5	860.5	860.5	—	—
Investment contracts	(31,867.10)	(30,739.20)	—	(4,085.70)	(26,653.50)
Long-term debt	(129.10)	(127.80)	—	—	(127.80)
Separate account liabilities	(95,341.60)	(94,488.70)	—	—	(94,488.70)
Bank deposits (1)	(500.00)	(489.10)	—	(489.10)	—
Cash collateral payable	(70.10)	(70.10)	(70.10)	—	—

	December 31, 2017
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$13,452.1	$13,744.8	$—	$—	$13,744.8
Policy loans	765.7	952.4	—	—	952.4
Other investments	218.4	215.6	—	141.0	74.6
Cash and cash equivalents	549.2	549.2	549.2	—	—
Investment contracts	(30,223.70)	(29,700.20)	—	(4,736.00)	(24,964.20)
Long-term debt	(50.50)	(49.00)	—	—	(49.00)
Separate account liabilities	(104,011.70)	(103,049.70)	—	—	(103,049.70)
Bank deposits (1)	(2,336.40)	(2,328.90)	(1,780.30)	(548.60)	—
Cash collateral payable	(106.60)	(106.60)	(106.60)	—	—

(1)	Deposit liabilities without defined or contractual maturities are no longer in scope of these disclosures upon adoption of authoritative guidance effective January 1, 2018.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2018 and 2017, use of prescribed statutory accounting practices resulted in higher statutory surplus of $546.3 million and $275.6 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. In addition, as of December 31, 2018 and 2017, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $69.9 million and $123.9 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2018 and 2017, our affiliated reinsurance subsidiaries assumed statutory reserves of $6,850.3 million and $5,977.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2018 and 2017, assets admitted under these practices totaled $2,852.0 million and $2,417.7 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2018	2017	2016
	(in millions)
Statutory net income	$1,017.6	$1,976.7	$996.7
Statutory capital and surplus	5,319.6	4,946.8	4,643.8

18. Revenues from Contracts with Customers

Administrative Service Fee Revenue

We offer service and trust agreements for defined contribution plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor trust services are also available through an affiliated trust company.

•
Fees and other revenues are earned for administrative activities performed for the defined contribution plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•
Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•
Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Deposit Account Fee Revenue

We offer individual retirement accounts (“IRAs”) through our subsidiary, Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Disaggregation of Revenues from Contracts with Customers

The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Administrative service fee revenue	$284.1	$288.0	$278.0
Deposit account fee revenue	10.5	10.2	8.8
Commission income	19.6	14.9	17.1
Other fee revenue	2.3	2.1	10.5
Total revenues from contracts with customers	316.5	315.2	314.4
Fees and other revenues not within the scope of revenue
recognition guidance (1)	1,905.7	1,866.9	1,686.1
Total fees and other revenues per consolidated statements of
operations	$2,222.2	$2,182.1	$2,000.5

(1)
Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $42.5 million as of December 31, 2018.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs on contracts are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the year ended December 31, 2018, $8.4 million of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

19. Stock‑Based Compensation Plans

As of December 31, 2018, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Compensation cost	$26.4	$28.4	$28.4
Related income tax benefit	5.2	9.8	8.3
Capitalized as part of an asset	1.9	2.5	2.8

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2018	2017	2016
Expected volatility	26.0%	27.6%	31.7%
Expected term (in years)	7.0	7.0	6.5
Risk-free interest rate	2.8%	2.2%	1.5%
Expected dividend yield	3.19%	2.87%	4.07%
Weighted average estimated fair value	$14.85	$15.31	$8.91

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

As of December 31, 2018, we had $1.3 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2018, 2017 and 2016 was $63.98, $62.78 and $37.38, respectively.

As of December 31, 2018, we had $1.8 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2018, 2017 and 2016 was $63.77, $62.80 and $37.45, respectively.

As of December 31, 2018, we had $17.4 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a semi-annual basis through 2017. Beginning in 2018, participating employees had the opportunity to purchase shares of our common stock on a quarterly basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $9.27, $14.72 and $14.00 during 2018, 2017 and 2016, respectively.

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 10 years ended December 31, 2018

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2018
Statements of Operations for the year ended December 31, 2018
Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2018 and 2017
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2018 *
Schedule III - Supplementary Insurance Information as of December 31, 2018, 2017 and 2016 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2018, 2017 and 2016 and for each of the years then ended *
All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 06/07/2004)
	(3a)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016)
	(3b)	Selling Agreement (filed with the Commission on 06/07/2004)
	(4a)	Form of Variable Annuity Contract (filed with the Commission on 06/07/2004)
	(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
	(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)
	(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
	(4e)	Amendment to GMWB Rider (filed 04/27/2006)
	(4f)	Amendment to Contract Data Page (filed 04/27/2006)
	(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
	(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)
	(4j)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)
	(5)	Form of Variable Annuity Application (filed 06/07/2004)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)
	(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8)	Participation Agreements
a. AllianceBernstein
	(1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(2)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(3)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(4)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(5)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

b. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

c. American Funds
(1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

d. BlackRock
(1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

e. Columbia Funds
(1)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

f. Delaware Distributors
(1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

g. Dreyfus
(1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

h. DWS
(1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

i. Fidelity
(1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(3)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

j. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(14)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(15)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(16)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(17)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

k. Goldman Sachs
(1)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

l. Guggenheim
(1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

m. Invesco (formerly AIM Advisors, Inc.)
(1)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(7)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

n. MFS
(1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(4)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(5)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

o. Neuberger Berman
(1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

p. PIMCO
(1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(2)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(7)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(8)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

q. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(8)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

r. T. Rowe Price
(1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Administrative Services Agreement with T. Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(3)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Rule 22c-2 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Participation Agreement Amendment with T. Rowe Equity Series Inc. dated 05/01/2017 *

s. Van Eck
(1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.b(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)
(2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 *

(9)	Opinion of Counsel (filed 01/04/2005)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney (filed with the Commission on 04/27/2018 Accession No. 0000009713-18-000050)
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *

* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Member, Human Resources and Nominating and Governance Committees
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO ESTEBAN BORDA TERUGGI(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2018 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2018)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	83.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	88.3
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100

-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	79.18
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), LLC*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100

-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->LGCM (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	89.6
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2019

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	51
Personal Variable Contracts	8
Premier Variable Contracts	19
Flexible Variable Annuity Contract	16,533
Freedom Variable Annuity Contract	633
Freedom 2 Variable Annuity Contract	215
Investment Plus Variable Annuity Contract	60,746
Principal Lifetime Income Solutions	1,000
Principal Pivot Series Variable Annuity	1,843
Principal Lifetime Income Solutions II	5,097

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Carla Beitzel	Vice President/Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Doug Hodgson	Vice President/Chief Compliance Officer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$36,448,817.80	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2019.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 29, 2019
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2019
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 29, 2019
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 29, 2019
B. J. Bernard

(J. Carter-Miller)*	Director	April 29, 2019
J. Carter-Miller

(M. T. Dan)*	Director	April 29, 2019
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	April 29, 2019
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 29, 2019
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2019
R. C. Hochschild

(S. M. Mills)*	Director	April 29, 2019
S. M. Mills

(D. C. Nordin)*	Director	April 29, 2019
D. C. Nordin

(B. C. Pickerell)*	Director	April 29, 2019
B. C. Pickerell

(E. E. Tallett)*	Director	April 29, 2019
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney Previously Filed on April 27, 2018